                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03605

                          Northern Institutional Funds
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                          Northern Institutional Funds
                             50 South LaSalle Street
                                Chicago, IL 60675
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-7547

                      Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2005

Item 1. Schedule of Investments.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BOND PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
PREFERRED STOCK - 1.4%
--------------------------------------------------------------------------------
Agency - 1.4%
   Home Ownership Funding Corp./(1)(2)/                         13,000    $4,402
--------------------------------------------------------------------------------
Total Preferred Stock
--------------------------------------------------------------------------------
(Cost $13,000)                                                             4,402

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 15.7%
--------------------------------------------------------------------------------
Automobile - 3.7%
   BMW Vehicle Owner Trust,
      Series 2003-A, Class A4,
      2.53%, 2/25/08                                            $1,500     1,485
   Chase Manhattan Auto Owner Trust,
      Series 2005-A, Class A3,
      3.87%, 6/15/09                                               695       692
   Harley-Davidson Motorcycle Trust,
      Series 2003-2, Class A2,
      2.07%, 2/15/11                                             1,575     1,536
   Navistar Financial Corp. Owner Trust,
      Series 2004-B, Class A3,
      3.13%, 5/15/09                                             1,350     1,331
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                            1,615     1,596
   Triad Auto Receivables Owner Trust,
      Series 2003-B, Class A3,
      2.48%, 3/12/08                                             1,263     1,256
   WFS Financial Owner Trust,
      Series 2004-2, Class A4,
      3.54%, 11/21/11                                            1,700     1,683
   WFS Financial Owner Trust,
      Series 2005-3, Class A3A,
      4.25%, 6/17/10                                             1,930     1,928
--------------------------------------------------------------------------------
                                                                          11,507
--------------------------------------------------------------------------------
Commercial Mortgage Services - 9.1%
   Banc of America Commercial Mortgage, Inc.,
      Series 2004-6, Class A5,
      4.81%, 12/10/42                                            2,155     2,180
   Chase Manhattan Bank-First Union National Bank,
      Series 1999-1, Class A2,
      7.44%, 8/15/31                                             2,000     2,204
   Citigroup Commercial Mortgage Trust,
      Series 2004-C1, Class A4,
      5.46%, 4/15/40                                             1,830     1,929
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                            $2,105   $ 2,281
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                              800       842
   DLJ Commercial Mortgage Corp.,
      Series 1999-CG1, Class A1B,
      6.46%, 3/10/32                                             1,400     1,487
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2003-C1, Class A1,
      4.28%, 1/12/37                                             2,089     2,075
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2005-LDP1, Class A2,
      4.63%, 3/15/46                                             1,820     1,831
   LB Commercial Conduit Mortgage Trust,
      Series 1998-C1, Class A3,
      6.48%, 2/18/30                                             2,031     2,109
   LB-UBS Commercial Mortgage Trust,
      Series 2004-C6, Class A2,
      4.19%, 8/15/29                                             1,865     1,847
   Merrill Lynch Mortgage Trust,
      Series 2004-BPC1, Class A2,
      4.07%, 10/12/41                                            1,915     1,887
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP1, Class A4,
      6.66%, 2/15/33                                             2,675     2,926
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                             2,290     2,500
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                             2,095     2,165
--------------------------------------------------------------------------------
                                                                          28,263
--------------------------------------------------------------------------------
Credit Card - 0.9%
   Bank One Issuance Trust,
      Series 2003-A9, Class A9,
      3.86%, 10/15/08                                            1,520     1,506
   Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                             1,290     1,264
--------------------------------------------------------------------------------
                                                                           2,770
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 15.7% - CONTINUED
--------------------------------------------------------------------------------
Home Equity - 1.0%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                           $   105   $   107
   GMAC Mortgage Corp. Loan Trust,
      Series 2004-HE5, Class A2,
      3.69%, 9/25/34                                             1,055     1,047
   Residential Asset Mortgage Product, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                             2,000     1,992
--------------------------------------------------------------------------------
                                                                           3,146
--------------------------------------------------------------------------------
Whole Loan - 1.0%
   PNC Mortgage Securities Corp., Collateral Strip
      Rate, Series 1996-PR1, Class A,/(1)/
      0.00%, 4/28/27                                                34        34
   Washington Mutual, Inc., Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                             3,320     3,262
--------------------------------------------------------------------------------
                                                                           3,296
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $49,559)                                                            48,982

--------------------------------------------------------------------------------
CORPORATE BONDS - 27.0%
--------------------------------------------------------------------------------
Auto Manufacturers - 0.9%
   DaimlerChrysler NA Holding Corp.,
      4.05%, 6/4/08                                              1,000       983
      6.50%, 11/15/13                                            1,700     1,826
--------------------------------------------------------------------------------
                                                                           2,809
--------------------------------------------------------------------------------
Banks - 0.6%
   RBS Capital Trust III,
      5.51%, 9/29/49                                             1,890     1,966
--------------------------------------------------------------------------------
Diversified Financial Services - 16.4%
   American General Finance Corp., +
      4.00%, 3/15/11                                             2,250     2,189
   Capital One Bank,
      4.88%, 5/15/08 +                                           2,010     2,032
   Dow Jones CDX HY, Series 4-T1,/(2)/+
      8.25%, 6/29/10                                            10,500    10,664
   Dow Jones CDX HY, Series 4-T2,/(1)(2)/
      6.75%, 6/29/10                                             1,650     1,647
   General Electric Capital Corp., +
      4.13%, 3/4/08                                              4,105     4,099
   General Motors Acceptance Corp.,
      4.51%, 1/16/07                                           $ 3,750   $ 3,695
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11                                             3,410     3,763
   International Lease Finance Corp., +
      4.63%, 6/2/08                                              2,300     2,306
   John Deere Capital Corp., +
      4.50%, 8/25/08                                               840       844
   Lehman Brothers Holdings, Inc., +
      4.50%, 7/26/10                                             1,125     1,125
   Morgan Stanley, +
      4.75%, 4/1/14                                              1,125     1,110
   Nelnet, Inc.,
      5.13%, 6/1/10                                              1,710     1,705
   Power Receivable Finance LLC,/(1)(2)/
      6.29%, 1/1/12                                              1,396     1,440
   TRAINS,/(2)/ +
      7.65%, 6/15/15                                            14,000    14,560
--------------------------------------------------------------------------------
                                                                          51,179
--------------------------------------------------------------------------------
Electric - 1.1%
   Exelon Corp.,
      4.90%, 6/15/15                                             1,980     1,974
   Power Contract Financing LLC,/(1)(2)/
      5.20%, 2/1/06                                                186       187
   TXU Energy Co. LLC,
      7.00%, 3/15/13                                               985     1,099
--------------------------------------------------------------------------------
                                                                           3,260
--------------------------------------------------------------------------------
Food - 0.0%
   Dole Food Co., Inc., +
      8.88%, 3/15/11                                                40        43
--------------------------------------------------------------------------------
Home Builders - 0.5%
   KB Home, +
      5.75%, 2/1/14                                              1,700     1,648
--------------------------------------------------------------------------------
Media - 1.4%
   AOL Time Warner, Inc.,
      6.75%, 4/15/11                                             2,735     3,001
   Time Warner Entertainment Co.,
      8.38%, 3/15/23                                             1,070     1,346
--------------------------------------------------------------------------------
                                                                           4,347
--------------------------------------------------------------------------------
Oil & Gas - 2.1
   Devon Energy Corp.,
      7.95%, 4/15/32                                               635       844

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BOND PORTFOLIO (continued)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 27.0% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 2.1% - (continued)
   Devon Financing Corp. ULC,
      6.88%, 9/30/11                                          $   740   $    828
   Marathon Oil Corp., +
      6.80%, 3/15/32                                            1,500      1,780
   Pemex Project Funding Master Trust, +
      7.38%, 12/15/14                                           1,230      1,387
   XTO Energy, Inc.,
      5.30%, 6/30/15                                            1,600      1,638
--------------------------------------------------------------------------------
                                                                           6,477
--------------------------------------------------------------------------------
Real Estate - 0.5%
   EOP Operating LP,
      4.65%, 10/1/10                                            1,600      1,595
--------------------------------------------------------------------------------
Retail - 1.3%
   Wal-Mart Stores, Inc., +
      5.25%, 9/1/35                                             3,930      3,966
--------------------------------------------------------------------------------
Telecommunications - 2.2%
   AT&T Wireless Services, Inc.,
      8.75%, 3/1/31                                               550        772
   Sprint Capital Corp.,
      7.63%, 1/30/11                                              785        897
      6.88%, 11/15/28                                           2,495      2,859
   Verizon New Jersey, Inc., +
      5.88%, 1/17/12                                            2,075      2,190
--------------------------------------------------------------------------------
                                                                           6,718
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $82,972)                                                            84,008

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 3.6%
--------------------------------------------------------------------------------
Banks - 0.6%
   Sumitomo Mitsui Banking Corp.,/(2)/
      5.63%, 7/29/49                                            1,880      1,916
--------------------------------------------------------------------------------
Diversified Financial Services - 0.2%
   Resona Preferred Global Securities Cayman Ltd.,/(2)/
      7.19%, 12/29/49                                             600        635
--------------------------------------------------------------------------------
Oil & Gas - 0.7%
   Anadarko Finance Co.,
      6.75%, 5/1/11 +                                           1,465      1,615
      7.50%, 5/1/31                                               490        627
--------------------------------------------------------------------------------
                                                                           2,242
--------------------------------------------------------------------------------
Semiconductors - 0.5%
   Chartered Semiconductor Manufacturing Ltd., +
      5.75%, 8/3/10                                           $ 1,525   $  1,529
--------------------------------------------------------------------------------
Telecommunications - 1.6%
   America Movil S.A. de CV,
      6.38%, 3/1/35                                               965        955
   Royal KPN N.V.,
      8.00%, 10/1/10                                              925      1,069
   Telecom Italia Capital S.A.,
      5.25%, 11/15/13                                           1,020      1,036
   Telefonos de Mexico S.A. de CV, +
      4.75%, 1/27/10                                            1,955      1,955
--------------------------------------------------------------------------------
                                                                           5,015
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $11,176)                                                            11,337

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 37.5%/(3)/
--------------------------------------------------------------------------------
Fannie Mae - 32.1%
      3.00%, 3/2/07                                             1,355      1,335
      3.41%, 8/30/07                                            3,735      3,685
      6.25%, 5/15/29 +                                          1,750      2,150
   Interest Only Stripped Security,
      Series 278, Class 2,
      3.50%, 8/1/25                                                --         60
   Pool #255452,
      5.50%, 10/1/19                                            4,075      4,165
   Pool #535982,
      7.50%, 5/1/31                                               227        240
   Pool #545437,
      7.00%, 2/1/32                                                24         25
   Pool #545757,
      7.00%, 6/1/32                                             4,155      4,359
   Pool #585617,
      7.00%, 5/1/31                                                 1          1
   Pool #703439,
      5.00%, 6/1/18                                                90         90
   Pool #725424,
      5.50%, 4/1/34                                            14,975     15,143
   Pool #725773,
      5.50%, 9/1/34                                            14,152     14,303
   Pool #725787,
      5.00%, 9/1/19                                            10,606     10,686

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 37.5%/(3)/ - CONTINUED
--------------------------------------------------------------------------------
Fannie Mae - 32.1% - (continued)
   Pool #733868,
      6.00%, 12/1/32                                          $ 2,850   $  2,922
   Pool #794575,
      6.00%, 10/1/34                                            7,670      7,852
   Pool #813882,
      4.50%, 6/1/20                                            11,343     11,255
   Pool #814661,
      6.50%, 12/1/31                                              740        767
   Pool #832443,
      5.00%, 9/1/35                                            12,005     11,929
   Pool TBA,/(4)/
      5.50%, 9/1/14                                               150        153
      4.50%, 9/1/18                                             7,070      7,010
      5.00%, 9/15/33                                              765        760
      5.50%, 9/15/33                                            1,125      1,136
--------------------------------------------------------------------------------
                                                                         100,026
--------------------------------------------------------------------------------
Freddie Mac - 1.4%
      4.30%, 5/5/08                                             3,135      3,132
      4.75%, 12/8/10                                            1,115      1,117
--------------------------------------------------------------------------------
                                                                           4,249
--------------------------------------------------------------------------------
Freddie Mac Gold - 2.9%
   Pool #C00910,
      7.50%, 1/1/30                                             1,237      1,314
   Pool #G01781,
      6.50%, 12/1/34                                              529        547
   Pool #G01824,
      6.50%, 5/1/35                                             6,175      6,389
   Pool TBA,/(4)/
      6.50%, 7/1/35                                               600        620
--------------------------------------------------------------------------------
                                                                           8,870
--------------------------------------------------------------------------------
Government National Mortgage Association - 1.1%
   Pool #595091,
      6.00%, 10/15/32                                           1,150      1,187
   Pool #627123,
      5.50%, 3/15/34                                            2,157      2,201
   Pool TBA,/(4)/
      5.50%, 9/1/17                                                55         56
      6.00%, 12/31/64                                         $   105   $    108
--------------------------------------------------------------------------------
                                                                           3,552
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $116,557)                                                          116,697

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 5.4%
--------------------------------------------------------------------------------
U.S. Treasury Bond - 5.1%
      6.75%, 8/15/26 +                                         11,990     15,977
--------------------------------------------------------------------------------
U.S. Treasury Note - 0.3%
      4.25%, 8/15/15 +                                          1,000      1,019
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $16,349)                                                            16,996

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 18.6%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(5)/                           57,836,043   57,836
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $57,836)                                                            57,836

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 11.3%
--------------------------------------------------------------------------------
   KBC Bank N.V., London,
      Eurodollar Time Deposit,
      3.59%, 9/1/05                                          $35,115     35,115
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $35,115)                                                           35,115

--------------------------------------------------------------------------------
Total Investments - 120.5%
--------------------------------------------------------------------------------
(Cost $382,564)                                                         375,373
   Liabilities less Other Assets - (20.5)%                              (63,952)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $311,421

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
BOND PORTFOLIO (continued)

/(1)/ Restricted security has been deemed illiquid. At August 31, 2005, the value of these restricted illiquid securities amounted to approximately $7,710,000 or 2.5% of net assets. Additional information on each holding is as follows:

--------------------------------------------------------------------------------
                                                                     ACQUISITION
                                                       ACQUISITION       COST
SECURITY                                                  DATE          (000S)
--------------------------------------------------------------------------------
Dow Jones CDX HY, Series 4-T2,
6.75%, 6/29/10                                            4/05           $ 1,611
Home Ownership Funding Corp.                              2/97            13,000
PNC Mortgage Securities Corp.,
0.00%, 4/28/27                                          6/01-8/01             32
Power Contract Financing LLC,
5.20%, 2/1/06                                             6/03               186
Power Receivable Finance LLC,
6.29%, 1/1/12                                             9/03             1,396
--------------------------------------------------------------------------------

/(2)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(3)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(4)/  When-Issued Security
/(5)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

At August 31, 2005, the credit quality distribution for the Bond Portfolio as a percentage of investments including cash was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                                      %
--------------------------------------------------------------------------------
AAA                                                                        70.2%
AA                                                                          3.3
A                                                                           7.4
BBB                                                                         8.6
BB                                                                          2.3
B or Lower                                                                  8.2
--------------------------------------------------------------------------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $382,564
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $  2,640
Gross tax depreciation of investments                                    (9,831)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                    $ (7,191)
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES/(1)/ - 74.0%
--------------------------------------------------------------------------------
Fannie Mae - 50.7%
      3.13%, 7/15/06                                           $ 2,900   $ 2,880
      3.00%, 3/2/07                                              1,240     1,222
      3.63%, 3/15/07                                             4,000     3,979
      5.25%, 4/15/07 +                                          13,870    14,137
      3.41%, 8/30/07                                             1,135     1,120
      3.25%, 1/15/08 +                                           1,680     1,649
      4.30%, 5/5/08                                                940       939
      4.00%, 1/26/09                                             1,530     1,520
      4.13%, 5/15/10                                               375       375
   Pool #555649,
      7.50%, 10/1/32                                               240       254
   Pool #725185,
      5.00%, 2/1/19                                              3,189     3,214
   Pool #725787,
      5.00%, 9/1/19                                              3,387     3,413
   Pool #753715,
      6.00%, 12/1/18                                               351       363
   Pool #761468,
      4.50%, 5/1/19                                              3,229     3,204
   Pool #796371,
      5.00%, 10/1/19                                             1,757     1,770
   Pool #813882,
      4.50%, 6/1/20                                              2,773     2,751
   Pool TBA,/(2)/
      6.00%, 12/31/64                                            2,700     2,762
--------------------------------------------------------------------------------
                                                                          45,552
--------------------------------------------------------------------------------
Federal Farm Credit Bank - 3.7%
      4.25%, 10/10/08 +                                            830       835
      3.75%, 1/15/09 +                                           1,700     1,680
      4.13%, 7/17/09 +                                             840       839
--------------------------------------------------------------------------------
                                                                           3,354
--------------------------------------------------------------------------------
Federal Home Loan Bank - 1.0%
      3.50%, 1/18/07                                               940       934
--------------------------------------------------------------------------------
Freddie Mac - 10.6%
      4.30%, 5/5/08                                              2,855     2,852
      4.25%, 7/15/09 +                                           4,720     4,743
      4.75%, 12/8/10 +                                             425       426
   Pool #410092,
      4.64%, 11/1/24                                                30        31
   Series 2944, Class WD,
      5.50%, 11/15/28                                            1,415     1,446
--------------------------------------------------------------------------------
                                                                           9,498
--------------------------------------------------------------------------------
Freddie Mac Gold - 6.6%
   Pool #E91020,
      5.50%, 8/1/17                                            $   644   $   658
   Pool #G01824,
      6.50%, 5/1/35                                                695       719
   Pool TBA,/(2)/
      5.50%, 9/15/29                                             4,500     4,548
--------------------------------------------------------------------------------
                                                                           5,925
--------------------------------------------------------------------------------
Small Business Administration - 1.4%
   Series 2005-P10B, Class 1,
      4.94%, 8/10/15                                             1,205     1,229
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $66,816)                                                            66,492

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 15.9%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 15.9%
      3.50%, 11/15/06 +                                          5,900     5,879
      3.00%, 12/31/06 +                                            891       881
      2.75%, 8/15/07 +                                           3,800     3,723
      4.13%, 8/15/10 +                                           3,757     3,801
--------------------------------------------------------------------------------
                                                                          14,284
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $14,339)                                                            14,284

                                                              NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 20.9%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(3)/                          18,761,379    18,761
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $18,761)                                                            18,761

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 17.0%
--------------------------------------------------------------------------------
   FHLB Discount Note,
      3.20%, 9/1/05                                          $15,324   $ 15,323
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $15,324)                                                           15,323

--------------------------------------------------------------------------------
Total Investments - 127.8%
--------------------------------------------------------------------------------
(Cost $115,240)                                                         114,860
   Liabilities less Other Assets - (27.8)%                              (24,999)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 89,861

/(1)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(2)/ When-Issued Security
/(3)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

At August 31, 2005, the credit quality distribution for the U.S.
Government Securities Portfolio as a percentage of investments including cash was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                                      %
--------------------------------------------------------------------------------
AAA                                                                       100.0%
--------------------------------------------------------------------------------

Total                                                                     100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $115,240
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $    122
Gross tax depreciation of investments                                      (502)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                    $   (380)
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SHORT-INTERMEDIATE BOND PORTFOLIO

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 12.4%
--------------------------------------------------------------------------------
Automobile - 3.5%
   Chase Manhattan Auto Owner Trust,
      Series 2005-A, Class A3,
      3.87%, 6/15/09                                             $  760   $  757
   Daimler Chrysler Auto Trust,
      Series 2003-A, Class A4,
      2.88%, 10/8/09                                                580      573
   Daimler Chrysler Auto Trust,
      Series 2003-B, Class A4,
      2.86%, 3/9/09                                               1,100    1,082
   Harley-Davidson Motorcycle Trust,
      Series 2003-2, Class A2,
      2.07%, 2/15/11                                                740      722
   Honda Auto Receivables Owner Trust,
      Series 2004-2, Class A3,
      3.30%, 6/16/08                                                810      803
   Honda Auto Receivables Owner Trust,
      Series 2005-3, Class A3,
      3.87%, 4/20/09                                                790      786
   WFS Financial Owner Trust,
      Series 2004-2, Class A4,
      3.54%, 11/21/11                                               790      782
--------------------------------------------------------------------------------
                                                                           5,505
--------------------------------------------------------------------------------
Commercial Mortgage Services - 5.9%
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                             1,065    1,121
   DLJ Commercial Mortgage Corp.,
      Series 1999-CG1, Class A1B,
      6.46%, 3/10/32                                                645      685
   Greenwich Capital Commercial
      Funding Corp., Series 2005-GG3,
      Class A2,
      4.31%, 8/10/42                                                475      472
   JP Morgan Chase Commercial
      Mortgage Securities Corp.,
      Series 2005-LDP1, Class A2,
      4.63%, 3/15/46                                                830      835
   JP Morgan Chase Commercial
      Mortgage Securities,
      Series 2003-C1, Class A1,
      4.28%, 1/12/37                                                616      611
   LB Commercial Conduit Mortgage
      Trust, Series 1998-C1, Class A3,
      6.48%, 2/18/30                                                904      939
   Prudential Securities Secured
      Financing Corp., Series 1998-C1,
      Class A1B,
      6.51%, 7/15/08                                             $4,255   $4,439
--------------------------------------------------------------------------------
                                                                           9,102
--------------------------------------------------------------------------------
Home Equity - 1.9%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                                105      107
   Citifinancial Mortgage Securities,
      Inc., Series 2003-4, Class AF2,
      2.66%, 10/25/33                                               737      734
   EQCC Trust, Series 2002-1, Class 2A,
      3.94%, 11/25/31                                               477      478
   GMAC Mortgage Corp. Loan Trust,
      Series 2004-HE5, Class A2,
      3.69%, 9/25/34                                                480      476
   Residential Asset Mortgage Product,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                                575      573
   Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                                556      554
--------------------------------------------------------------------------------
                                                                           2,922
--------------------------------------------------------------------------------
Whole Loan - 1.1%
   PNC Mortgage Securities Corp.,
      Collateral Strip Rate,
      Series 1996-PR1, Class A,/(1)/
      0.00%, 4/28/27                                                 12       12
   Prudential Home Mortgage
      Securities, Series 1993-60,
      Class A3,
      6.75%, 12/25/23                                               256      255
   Washington Mutual, Inc.,
      Series 2003-AR7, Class A5,
      3.07%, 8/25/33                                                880      865
   Washington Mutual,
      Series 2003-AR12, Class A3,
      3.36%, 2/25/34                                                636      633
--------------------------------------------------------------------------------
                                                                           1,765
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $19,561)                                                            19,294

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 26.9%
--------------------------------------------------------------------------------
Auto Manufacturers - 1.5%
   DaimlerChrysler NA Holding Corp.,
      7.20%, 9/1/09                                             $2,230   $ 2,409
--------------------------------------------------------------------------------
Commercial Services - 0.3%
   Cendant Corp., +
      6.25%, 1/15/08                                               500       519
--------------------------------------------------------------------------------
Diversified Financial Services - 17.7%
   Allstate Life Global Funding Trusts, +
      3.85%, 1/25/08                                             1,020     1,010
   American General Finance Corp.,
      4.00%, 3/15/11                                               885       861
   Associates Corp. of NA,
      6.25%, 11/1/08                                               950     1,004
   Capital One Bank,
      4.88%, 5/15/08                                             1,040     1,051
   Citigroup, Inc., +
      5.50%, 8/9/06                                              1,500     1,517
   Credit Suisse First Boston USA, Inc.
      4.88%, 8/15/10                                             1,220     1,238
   General Electric Capital Corp.,
      4.13%, 3/4/08                                                835       834
      3.75%, 12/15/09                                            5,465     5,344
   Goldman Sachs Group, Inc., +
      4.13%, 1/15/08                                             1,500     1,495
   Household Finance Co., +
      4.63%, 1/15/08                                             1,820     1,833
   International Lease Finance Corp.,
      2.95%, 5/23/06                                               285       282
      3.75%, 8/1/07                                                550       544
      4.63%, 6/2/08 +                                            1,130     1,133
   John Deere Capital Corp., +
      4.50%, 8/25/08                                               815       819
   JPMorgan Chase & Co., Inc.,
      6.00%, 1/15/09                                             3,315     3,477
   Lehman Brothers Holdings, Inc., +
      4.50%, 7/26/10                                               580       580
   MBNA America Bank NA,
      5.38%, 1/15/08                                               750       768
   Merrill Lynch & Co., Inc., +
      4.13%, 9/10/09                                             1,500     1,483
   Morgan Stanley, +
      3.63%, 4/1/08                                                750       737
   National Rural Utilities Cooperative
      Finance Corp.,
      3.88%, 2/15/08                                            $  750   $   745
   Nelnet, Inc.,
      5.13%, 6/1/10                                                875       873
--------------------------------------------------------------------------------
                                                                          27,628
--------------------------------------------------------------------------------
Electric - 1.6%
   Alabama Power Co.,
      3.50%, 11/15/07                                            1,340     1,319
   Duke Energy Corp., +
      3.75%, 3/5/08                                                275       272
   Public Service Electric & Gas,
      4.00%, 11/1/08                                               880       871
--------------------------------------------------------------------------------
                                                                           2,462
--------------------------------------------------------------------------------
Food - 1.0%
   Fred Meyer, Inc.,
      7.45%, 3/1/08                                                600       641
   Kraft Foods, Inc.,
      5.25%, 6/1/07                                                860       873
--------------------------------------------------------------------------------
                                                                           1,514
--------------------------------------------------------------------------------
Insurance - 0.4%
   Principal Life Income Funding
      Trusts, +
      3.20%, 4/1/09                                                400       386
   Prudential Financial, Inc.,
      3.75%, 5/1/08                                                275       273
--------------------------------------------------------------------------------
                                                                             659
--------------------------------------------------------------------------------
Media - 0.7%
   AOL Time Warner, Inc.,
      6.75%, 4/15/11                                             1,050     1,152
--------------------------------------------------------------------------------
Oil & Gas - 0.3%
   USX Corp.,
      6.85%, 3/1/08                                                400       423
--------------------------------------------------------------------------------
Pipelines - 0.3%
   Duke Capital LLC, +
      4.37%, 3/1/09                                                500       497
--------------------------------------------------------------------------------
Real Estate - 0.5%
   EOP Operating LP,
   4.65%, 10/1/10                                                  780       778
--------------------------------------------------------------------------------
Savings & Loans - 0.8%
   Washington Mutual, Inc., +
   4.00%, 1/15/09                                                1,270     1,254
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SHORT-INTERMEDIATE BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 26.9% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 1.4%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                            $   500   $   526
   GTE Corp., +
      7.51%, 4/1/09                                              1,000     1,096
   Sprint Capital Corp.,
      6.00%, 1/15/07                                               595       609
--------------------------------------------------------------------------------
                                                                           2,231
--------------------------------------------------------------------------------
Transportation - 0.4%
   Caliber System, Inc.,
      7.80%, 8/1/06                                                515       528
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $42,339)                                                            42,054

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 1.6%
--------------------------------------------------------------------------------
Oil & Gas - 0.5%
   Anadarko Finance Co.,
      6.75%, 5/1/11                                                760       837
--------------------------------------------------------------------------------
Semiconductors - 0.5%
   Chartered Semiconductor
      Manufacturing Ltd., +
      5.75%, 8/3/10                                                800       802
--------------------------------------------------------------------------------
Telecommunications - 0.6%
   Telefonos de Mexico S.A. de CV, +
      4.75%, 1/27/10                                               885       885
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $2,511)                                                              2,524

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 41.8%/(2)/
--------------------------------------------------------------------------------
Fannie Mae - 19.0%
      4.00%, 2/28/07                                             8,160     8,153
      3.00%, 3/2/07                                              1,860     1,833
      3.88%, 5/15/07 +                                           2,822     2,815
      3.41%, 8/30/07                                             1,790     1,766
      4.30%, 5/5/08                                              1,680     1,678
      4.00%, 1/26/09                                             1,860     1,848
   Pool #555649,
      7.50%, 10/1/32                                               333       353
   Pool #753715,
      6.00%, 12/1/18                                             1,157     1,195
   Pool #813882,
      4.50%, 6/1/20                                              5,008     4,969
   Pool TBA,/(3)/
      6.00%, 12/31/34                                          $ 5,000   $ 5,116
--------------------------------------------------------------------------------
                                                                          29,726
--------------------------------------------------------------------------------
Federal Farm Credit Bank - 2.2%
      4.25%, 10/10/08 +                                          1,945     1,956
      4.13%, 7/17/09 +                                           1,485     1,483
--------------------------------------------------------------------------------
                                                                           3,439
--------------------------------------------------------------------------------
Federal Home Loan Bank - 1.1%
      3.50%, 1/18/07                                             1,685     1,674
--------------------------------------------------------------------------------
Freddie Mac - 14.8%
      2.88%, 12/15/06                                            2,430     2,396
      3.75%, 3/15/07                                             7,650     7,621
      4.30%, 5/5/08                                              4,345     4,341
      4.25%, 7/15/09 +                                           5,610     5,637
      4.75%, 12/8/10                                               575       576
   Series 2944, Class WD,
      5.50%, 11/15/28                                            2,550     2,606
--------------------------------------------------------------------------------
                                                                          23,177
--------------------------------------------------------------------------------
Freddie Mac Gold - 3.3%
   Pool TBA,/(3)/
      5.50%, 9/15/29                                             5,050     5,104
--------------------------------------------------------------------------------
Small Business Administration - 1.4%
   Series 2005-P10B, Class 1,
      4.94%, 8/10/15                                             2,190     2,234
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $65,279)                                                            65,354

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATION - 4.4%
--------------------------------------------------------------------------------
U.S. Treasury Note - 4.4%
      4.13%, 8/15/10 +                                           6,838     6,918
--------------------------------------------------------------------------------
Total U.S. Government Obligation
--------------------------------------------------------------------------------
(Cost $6,847)                                                              6,918

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 17.7%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(4)/                          27,655,621    27,656
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $27,656)                                                            27,656

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)       (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 21.2%
--------------------------------------------------------------------------------
   KBC Bank N.V., London,
      Eurodollar Time Deposit,
      3.59%, 9/1/05                                          $24,082   $ 24,082
   FHLB Discount Note,
      3.20%, 9/1/05                                            9,051      9,050
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $33,132)                                                           33,132

--------------------------------------------------------------------------------
Total Investments - 126.0%
--------------------------------------------------------------------------------
(Cost $197,325)                                                         196,932
   Liabilities less Other Assets - (26.0)%                              (40,599)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $156,333

/(1)/ Restricted security has been deemed illiquid. At August 31, 2005, the value of these restricted illiquid securities amounted to approximately $12,000 or 0.0% of net assets. Additional information on each holding is as follows:

--------------------------------------------------------------------------------
                                                                     ACQUISITION
                                                       ACQUISITION       COST
SECURITY                                                   DATE         (000S)
--------------------------------------------------------------------------------
PNC Mortgage Securities Corp.,
0.00%, 4/28/27                                             2/97          $12
--------------------------------------------------------------------------------

/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ When-Issued Security
/(4)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

At August 31, 2005, the credit quality distribution for the Short-Intermediate Bond Portfolio as a percentage of investments including cash was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                                       %
--------------------------------------------------------------------------------
AAA                                                                        75.8%
AA                                                                          6.8
A                                                                          11.8
BBB                                                                         5.6
--------------------------------------------------------------------------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $197,325
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $    314
Gross tax depreciation of investments                                      (707)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                    $   (393)
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 16.8%
--------------------------------------------------------------------------------
Automobile - 3.8%
   BMW Vehicle Owner Trust, Series 2003-A,
      Class A3,
      1.94%, 2/25/07                                               $ 11   $   11
   Chase Manhattan Auto Owner Trust,
      Series 2005-A, Class A3,
      3.87%, 6/15/09                                                200      199
   Harley-Davidson Motorcycle Trust,
      Series 2003-2, Class A2,
      2.07%, 2/15/11                                                170      166
   Honda Auto Receivables Owner Trust,
      Series 2004-2, Class A3,
      3.30%, 6/16/08                                                170      168
   Honda Auto Receivables Owner Trust,
      Series 2005-3, Class A3,
      3.87%, 4/20/09                                                210      209
   Navistar Financial Corp. Owner Trust,
      Series 2004-B, Class A3,
      3.13%, 5/15/09                                                135      133
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                               170      168
   WFS Financial Owner Trust, Series 2004-2,
      Class A4,
      3.54%, 11/21/11                                               235      233
   WFS Financial Owner Trust, Series 2005-3,
      Class A3A,
      4.25%, 6/17/10                                                265      265
--------------------------------------------------------------------------------
                                                                           1,552
--------------------------------------------------------------------------------
Commercial Mortgage Services - 10.2%
   Banc of America Commercial Mortgage,
      Inc., Series 2004-5, Class A2,
      4.18%, 11/10/41                                               255      252
   Banc of America Commercial Mortgage,
      Inc., Series 2004-6, Class A5,
      4.81%, 12/10/42                                               235      238
   Chase Manhattan Bank-First Union
      National Bank, Series 1999-1, Class A2,
      7.44%, 8/15/31                                                505      557
   Commercial Mortgage Asset Trust,
      Series 1999-C1, Class A3,
      6.64%, 1/17/32                                                460      492
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                                120      130
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                              $295   $  310
   DLJ Commercial Mortgage Corp.,
      Series 1999-CG1, Class A1B,
      6.46%, 3/10/32                                                155      165
   Greenwich Capital Commercial Funding
      Corp., Series 2005-GG3, Class A2,
      4.31%, 8/10/42                                                115      114
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2003-C1,
      Class A1,
      4.28%, 1/12/37                                                167      166
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2004-C2,
      Class A3,
      5.38%, 5/15/41                                                210      219
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2005-LDP1,
      Class A2,
      4.63%, 3/15/46                                                195      196
   LB Commercial Conduit Mortgage Trust,
      Series 1998-C1, Class A3,
      6.48%, 2/18/30                                                218      227
   LB-UBS Commercial Mortgage Trust,
      Series 2004-C6, Class A2,
      4.19%, 8/15/29                                                255      253
   Merrill Lynch Mortgage Trust,
      Series 2004-BPC1, Class A2,
      4.07%, 10/12/41                                               265      261
   Morgan Stanley Capital I, Series 2005-IQ9,
      Class A5,
      4.70%, 7/15/56                                                315      317
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                                125      136
   Wachovia Bank Commercial Mortgage
      Trust, Series 2003-C6, Class A4,
      5.13%, 8/15/35                                                115      119
--------------------------------------------------------------------------------
                                                                           4,152
--------------------------------------------------------------------------------
Credit Card - 1.6%
   Bank One Issuance Trust, Series 2002-A4,
      Class A4,
      2.94%, 6/16/08                                                210      210

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 16.8% - CONTINUED
--------------------------------------------------------------------------------
Credit Card - 1.6% - (continued)
   Bank One Issuance Trust, Series 2003-A9,
      Class A9,
      3.86%, 6/15/11                                             $   20   $   20
   Citibank Credit Card Issuance Trust,
      Series 2003-A3, Class A3,
      3.10%, 3/10/10                                                245      238
   MBNA Credit Card Master Note Trust,
      Series 2003-A6, Class A6,
      2.75%, 10/15/10                                               200      193
--------------------------------------------------------------------------------
                                                                             661
--------------------------------------------------------------------------------
Home Equity - 0.7%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                                 27       28
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                                160      159
   Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                                 72       71
--------------------------------------------------------------------------------
                                                                             258
--------------------------------------------------------------------------------
Whole Loan - 0.5%
   Washington Mutual, Inc., Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                                190      187
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $6,865)                                                              6,810

--------------------------------------------------------------------------------
CORPORATE BONDS - 31.0%
--------------------------------------------------------------------------------
Agriculture - 0.2%
   Bunge Ltd. Finance Corp.,
      5.88%, 5/15/13                                                 70       75
--------------------------------------------------------------------------------
Auto Manufacturers - 1.4%
   DaimlerChrysler NA Holding Corp.,
      4.05%, 6/4/08                                                 305      300
      6.50%, 11/15/13                                               245      263
--------------------------------------------------------------------------------
                                                                             563
--------------------------------------------------------------------------------
Banks - 0.5%
   RBS Capital Trust III,
      5.51%, 9/29/49                                                205      213
--------------------------------------------------------------------------------
Diversified Financial Services - 14.3%
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09 +                                           $  205   $  206
   American General Finance Corp.,
      4.00%, 3/15/11                                                315      306
   Capital One Bank, +
      4.88%, 5/15/08                                                270      273
   Caterpillar Financial Services Corp., +
      4.15%, 1/15/10                                                205      204
   Chase Manhattan Corp.,
      7.13%, 2/1/07                                                 125      130
   Citigroup, Inc.,
      5.50%, 8/9/06                                                 350      354
      5.63%, 8/27/12                                                190      202
   Credit Suisse First Boston USA, Inc.
      4.88%, 8/15/10                                                380      385
   General Electric Capital Corp.,
      4.13%, 3/4/08                                                 200      200
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11                                                460      508
      5.00%, 10/1/14 +                                              135      136
   Household Finance Corp.,
      6.38%, 11/27/12                                               190      209
   International Lease Finance Corp.,
      2.95%, 5/23/06                                                 55       54
      3.75%, 8/1/07                                                 105      104
      4.63%, 6/2/08                                                 295      296
   John Deere Capital Corp., +
      4.50%, 8/25/08                                                200      201
   JPMorgan Chase & Co.,
      5.13%, 9/15/14                                                620      635
   Lehman Brothers Holdings, Inc.,
      4.50%, 7/26/10                                                155      155
   Merrill Lynch & Co., Inc., +
      5.00%, 1/15/15                                                375      380
   Morgan Stanley, +
      6.10%, 4/15/06                                                125      126
      4.75%, 4/1/14                                                 450      444
   Nelnet, Inc.,
      5.13%, 6/1/10                                                 230      229
   Power Receivable Finance LLC,/(1)(2)/
      6.29%, 1/1/12                                                  81       83
--------------------------------------------------------------------------------
                                                                           5,820
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 31.0% - CONTINUED
--------------------------------------------------------------------------------
Electric - 2.0%
   Appalachian Power Co.,
      3.60%, 5/15/08                                           $    75   $    74
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                                 70        73
   Duke Energy Corp., +
      3.75%, 3/5/08                                                 75        74
   Exelon Corp.,
      4.90%, 6/15/15                                               270       269
   Power Contract Financing LLC,/(1)(2)/
      5.20%, 2/1/06                                                 11        12
   Public Service Electric & Gas,
      4.00%, 11/1/08                                                95        94
   TXU Energy Co. LLC,
      7.00%, 3/15/13                                               185       206
--------------------------------------------------------------------------------
                                                                             802
--------------------------------------------------------------------------------
Food - 0.7%
   Cadbury Schweppes US Finance LLC,/(1)(2)/ +
      3.88%, 10/1/08                                                70        69
   Kraft Foods, Inc.,
      5.25%, 6/1/07                                                215       218
--------------------------------------------------------------------------------
                                                                             287
--------------------------------------------------------------------------------
Home Builders - 0.3%
   KB Home, +
      5.75%, 2/1/14                                                130       126
--------------------------------------------------------------------------------
Insurance - 1.0%
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                                110       106
      5.10%, 4/15/14                                               115       118
   Protective Life Secured Trust,
      4.85%, 8/16/10                                               165       168
--------------------------------------------------------------------------------
                                                                             392
--------------------------------------------------------------------------------
Media - 1.1%
   AOL Time Warner, Inc.,
      6.75%, 4/15/11                                               400       439
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 3.0%
   General Electric Co.,
      5.00%, 2/1/13                                              1,175     1,207
--------------------------------------------------------------------------------
Oil & Gas - 1.5%
   Devon Financing Corp. ULC,
      6.88%, 9/30/11                                               125       140
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                              220       248
   XTO Energy, Inc.,
      5.30%, 6/30/15                                           $   215   $   220
--------------------------------------------------------------------------------
                                                                             608
--------------------------------------------------------------------------------
Pipelines - 0.4%
   Duke Capital LLC, +
      5.50%, 3/1/14                                                180       186
--------------------------------------------------------------------------------
Real Estate - 0.4%
   EOP Operating LP,
      4.65%, 10/1/10                                               155       155
--------------------------------------------------------------------------------
Savings & Loans - 0.3%
   Washington Mutual Bank FA, +
      5.13%, 1/15/15                                               110       111
--------------------------------------------------------------------------------
Telecommunications - 3.8%
   AT&T Wireless Services, Inc.,
      7.88%, 3/1/11                                                150       173
      8.13%, 5/1/12                                                200       238
   Sprint Capital Corp., +
      8.38%, 3/15/12                                               360       430
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                               230       243
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                               405       441
--------------------------------------------------------------------------------
                                                                           1,525
--------------------------------------------------------------------------------
Transportation - 0.1%
   Caliber System, Inc.,
      7.80%, 8/1/06                                                 55        56
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $12,400)                                                            12,565

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 3.6%
--------------------------------------------------------------------------------
Banks - 0.8%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                                80        89
   Sumitomo Mitsui Banking Corp.,/(2)/+
      5.63%, 7/29/49                                               250       255
--------------------------------------------------------------------------------
                                                                             344
--------------------------------------------------------------------------------
Oil & Gas - 0.5%
   Anadarko Finance Co.,
      6.75%, 5/1/11                                                195       215
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 3.6% - CONTINUED
--------------------------------------------------------------------------------
Semiconductors - 0.5%
   Chartered Semiconductor Manufacturing
      Ltd., +
      5.75%, 8/3/10                                              $  205   $  205
--------------------------------------------------------------------------------
Telecommunications - 1.8%
   Royal KPN N.V.,
      8.00%, 10/1/10                                                100      116
   Telecom Italia Capital S.A.,
      5.25%, 11/15/13                                               130      132
   Telefonica Europe BV,
      7.75%, 9/15/10                                                125      143
   Telefonos de Mexico S.A. de CV,
      4.50%, 11/19/08                                               110      109
      4.75%, 1/27/10                                                210      210
--------------------------------------------------------------------------------
                                                                             710
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $1,463)                                                              1,474

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 19.2%/(3)/
--------------------------------------------------------------------------------
Fannie Mae - 8.6%
      3.13%, 7/15/06                                                720      715
      4.00%, 2/28/07                                                495      495
      3.00%, 3/2/07                                                 405      399
      3.41%, 8/30/07                                              1,110    1,095
      4.30%, 5/5/08                                                 325      325
      4.00%, 1/26/09                                                440      437
--------------------------------------------------------------------------------
                                                                           3,466
--------------------------------------------------------------------------------
Federal Home Loan Bank - 0.8%
      3.50%, 1/18/07                                                330      328
--------------------------------------------------------------------------------
Freddie Mac - 9.8%
      2.88%, 12/15/06                                               470      463
      3.75%, 3/15/07                                                715      712
      4.30%, 5/5/08                                               1,460    1,459
      4.13%, 7/12/10 +                                            1,045    1,043
      4.75%, 12/8/10                                                315      316
--------------------------------------------------------------------------------
                                                                           3,993
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $7,798)                                                              7,787

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 17.0%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 17.0%
      2.88%, 11/30/06 +                                          $1,325   $1,310
      3.75%, 5/15/08 +                                              737      735
      4.13%, 8/15/10 +                                            3,810    3,854
      4.25%, 8/15/15 +                                              981    1,000
--------------------------------------------------------------------------------
                                                                           6,899
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $6,850)                                                              6,899

                                                              NUMBER     VALUE
                                                             OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 26.4%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/4/                            10,702,477   10,702
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $10,702)                                                           10,702

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 10.6%
--------------------------------------------------------------------------------
   KBC Bank N.V., London,
      Eurodollar Time Deposit,
      3.59%, 9/1/05                                            $4,308     4,308
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $4,308)                                                             4,308

--------------------------------------------------------------------------------
Total Investments - 124.6%
--------------------------------------------------------------------------------
(Cost $50,386)                                                           50,545
   Liabilities less Other Assets - (24.6)%                               (9,966)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $40,579

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO (continued)

/1/ Restricted security has been deemed illiquid. At August 31, 2005, the value of these restricted illiquid securities amounted to approximately $164,000 or 0.4% of net assets. Additional information on each holding is as follows:

--------------------------------------------------------------------------------
                                                                     ACQUISITION
                                                       ACQUISITION       COST
SECURITY                                                   DATE         (000S)
--------------------------------------------------------------------------------
Cadbury Schweppes US Finance LLC,
3.88%, 10/1/08                                             9/03              $70
Power Contract Financing LLC,
5.20%, 2/1/06                                              6/03               22
Power Receivable Finance LLC,
6.29%, 1/1/12                                           9/03-7/05             81
--------------------------------------------------------------------------------

/2/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/3/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/4/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

At August 31, 2005, the credit quality distribution for the Intermediate Bond Portfolio as a percentage of investments including cash was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                                      %
--------------------------------------------------------------------------------
AAA                                                                        68.5%
AA                                                                          8.0%
A                                                                          15.0%
BBB                                                                         8.2%
BB                                                                          0.3%
--------------------------------------------------------------------------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $50,386
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $   308
Gross tax depreciation of investments                                      (149)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $   159
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
PREFERRED STOCK - 0.5%
--------------------------------------------------------------------------------
Agency - 0.5%
   Home Ownership Funding Corp.,/(1)(2)/                          2,000   $  677
--------------------------------------------------------------------------------
Total Preferred Stock
--------------------------------------------------------------------------------
(Cost $1,515)                                                                677

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 15.3%
--------------------------------------------------------------------------------
Automobile - 3.8%
   BMW Vehicle Owner Trust, Series 2003-A,
      Class A4,
      2.53%, 2/25/08                                             $  500      495
   Chase Manhattan Auto Owner Trust,
      Series 2005-A, Class A3,
      3.87%, 6/15/09                                                670      667
   Harley-Davidson Motorcycle Trust,
      Series 2003-2, Class A2,
      2.07%, 2/15/11                                                570      556
   Honda Auto Receivables Owner Trust,
      Series 2004-2, Class A3,
      3.30%, 3/16/08                                                680      674
   Honda Auto Receivables Owner Trust,
      Series 2005-3, Class A3,
      3.87%, 4/20/09                                                695      692
   Navistar Financial Corp. Owner Trust,
      Series 2004-B, Class A3,
      3.13%, 5/15/09                                                445      439
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                               380      375
   Triad Auto Receivables Owner Trust,
      Series 2003-B, Class A3,
      2.48%, 3/12/08                                                310      308
   WFS Financial Owner Trust, Series 2004-2,
      Class A4,
      3.54%, 11/21/11                                               525      520
   WFS Financial Owner Trust, Series 2005-3,
      Class A3A,
      4.25%, 6/17/10                                                910      909
--------------------------------------------------------------------------------
                                                                           5,635
--------------------------------------------------------------------------------
Commercial Mortgage Services - 8.6%
   Banc of America Commercial Mortgage, Inc.,
      Series 2004-5, Class A2,
      4.18%, 11/10/41                                               955      945
   Banc of America Commercial Mortgage, Inc.,
      Series 2004-6, Class A5,
      4.81%, 12/10/42                                            $  755   $  764
   Chase Manhattan Bank-First Union National
      Bank, Series 1999-1, Class A2,
      7.44%, 8/15/31                                                415      457
   Citigroup Commercial Mortgage Trust,
      Series 2004-C1, Class A4,
      5.46%, 4/15/40                                                560      590
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                                630      683
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                               310      326
   DLJ Commercial Mortgage Corp.,
      Series 1999-CG1, Class A1B,
      6.46%, 3/10/32                                                510      542
   GMAC Commercial Mortgage Securities, Inc.,
      Series 2002-C3, Class A2,
      4.93%, 7/10/39                                                640      654
   Greenwich Capital Commercial Funding Corp.,
      Series 2005-GG3, Class A2,
      4.31%, 8/10/42                                                375      373
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2003-C1, Class A1,
      4.28%, 1/12/37                                                435      432
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2004-C2, Class A3,
      5.38%, 5/15/41                                                540      564
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2005-LDP1, Class A2,
      4.63%, 3/15/46                                                660      664
   LB Commercial Conduit Mortgage Trust,
      Series 1998-C1, Class A3,
      6.48%, 2/18/30                                                735      763
   LB-UBS Commercial Mortgage Trust,
      Series 2004-C6, Class A2,
      4.19%, 8/15/29                                                955      946
   Merrill Lynch Mortgage Trust, Series 2004-BPC1,
      Class A2,
      4.07%, 10/12/41                                               980      966
   Morgan Stanley Capital I, Series 2005-IQ9,
      Class A5,
      4.70%, 7/15/56                                              1,060    1,067

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 15.3% - CONTINUED
--------------------------------------------------------------------------------
Commercial Mortgage Services - 8.6% - (continued)
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP1, Class A4,
      6.66%, 2/15/33                                            $  480   $   525
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                               640       699
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                               715       739
--------------------------------------------------------------------------------
                                                                          12,699
--------------------------------------------------------------------------------
Credit Card - 1.8%
   Bank One Issuance Trust, Series 2003-A9,
      Class A9,
      3.86%, 10/15/08                                              605       599
   Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                             1,030     1,010
   Household Affinity Credit Card Master Note
      Trust I, Series 2003-2, Class A,
      2.18%, 2/15/08                                               430       426
   MBNA Credit Card Master Note Trust,
      Series 2003-A6, Class A6,
      2.75%, 10/15/10                                              580       559
--------------------------------------------------------------------------------
                                                                           2,594
--------------------------------------------------------------------------------
Home Equity - 0.8%
   Advanta Mortgage Loan Trust, Series 2000-1,
      Class A4,
      8.61%, 3/25/28                                               106       107
   Chase Funding Mortgage Loan Asset-Backed
      Certificates, Series 2003-4, Class 1A3,
      2.73%, 9/25/24                                               205       204
   GMAC Mortgage Corp. Loan Trust,
      Series 2004-HE5, Class A2,
      3.69%, 9/25/34                                               335       332
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                               385       384
   Residential Asset Securities, Series 2003-KS10,
      Class AI2,
      2.71%, 5/25/26                                               173       172
--------------------------------------------------------------------------------
                                                                           1,199
--------------------------------------------------------------------------------
Whole Loan - 0.3%
   PNC Mortgage Securities Corp., Collateral Strip
      Rate, Series 1996-PR1, Class A,/(1)/
      0.00%, 4/28/27                                                 7         7
   Washington Mutual, Inc., Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                            $  515   $   506
--------------------------------------------------------------------------------
                                                                             513
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $22,814)                                                            22,640

--------------------------------------------------------------------------------
CORPORATE BONDS - 19.5%
--------------------------------------------------------------------------------
Agriculture - 0.1%
   Bunge Ltd. Finance Corp., +
   5.88%, 5/15/13                                                  190       203
--------------------------------------------------------------------------------
Auto Manufacturers - 1.5%
   DaimlerChrysler NA Holding Corp.,
      4.05%, 6/4/08                                              1,325     1,303
      6.50%, 11/15/13                                              800       859
--------------------------------------------------------------------------------
                                                                           2,162
--------------------------------------------------------------------------------
Banks - 0.4%
   RBS Capital Trust III,
      5.51%, 9/29/49                                               525       546
--------------------------------------------------------------------------------
Beverages - 0.2%
   Grand Metropolitan Investment Corp.,
      7.45%, 4/15/35                                               220       294
--------------------------------------------------------------------------------
Diversified Financial Services - 9.0%
   Allstate Life Global Funding Trusts, +
      4.50%, 5/29/09                                               515       518
   American General Finance Corp.,
      4.00%, 3/15/11                                               690       671
   Capital One Bank,
      4.88%, 5/15/08                                               870       880
   Chase Manhattan Corp.,
      7.13%, 2/1/07                                                260       270
   Citigroup, Inc.,
      5.63%, 8/27/12                                               470       499
   Credit Suisse First Boston USA, Inc.,
      4.88%, 8/15/10                                             1,085     1,101
   General Electric Capital Corp.,
      4.13%, 3/4/08                                              3,440     3,435
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11                                             1,155     1,275

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO (continued)
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 19.5% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 9.0% - (continued)
   Household Finance Co.,
      6.38%, 11/27/12                                           $  115   $   126
      4.75%, 7/15/13                                               445       445
   International Lease Finance Corp.,
      2.95%, 5/23/06                                                95        94
      3.75%, 8/1/07                                                140       138
      4.63%, 6/2/08                                                955       957
   John Deere Capital Corp., +
      4.50%, 8/25/08                                               395       397
   Lehman Brothers Holdings, Inc.,
      4.50%, 7/26/10                                               535       535
   Morgan Stanley,
      6.10%, 4/15/06 +                                             225       227
      3.63%, 4/1/08                                                250       246
      4.75%, 4/1/14                                                415       409
   Nelnet, Inc.,
      5.13%, 6/1/10                                                750       748
   Power Receivable Finance LLC,/(1)(2)/
      6.29%, 1/1/12                                                304       314
--------------------------------------------------------------------------------
                                                                          13,285
--------------------------------------------------------------------------------
Electric - 1.5%
   Appalachian Power Co.,
      3.60%, 5/15/08                                                85        83
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                                150       157
   Consolidated Edison Co. of New York, +
      4.88%, 2/1/13                                                105       107
   Duke Energy Corp., +
      3.75%, 3/5/08                                                125       124
   Exelon Corp.,
      4.90%, 6/15/15                                               895       892
   Power Contract Financing LLC,/(1)(2)/
      5.20%, 2/1/06                                                 30        30
   Public Service Electric & Gas, +
      4.00%, 11/1/08                                               250       248
   TXU Energy Co. LLC,
      7.00%, 3/15/13                                               585       653
--------------------------------------------------------------------------------
                                                                           2,294
--------------------------------------------------------------------------------
Food - 0.6%
   Cadbury Schweppes US Finance LLC,/(1)(2)/ +
      3.88%, 10/1/08                                               255       251
   Kraft Foods, Inc.,
      5.25%, 6/1/07                                             $  595   $   604
--------------------------------------------------------------------------------
                                                                             855
--------------------------------------------------------------------------------
Insurance - 0.7%
   AIG SunAmerica Global Financing IX,/(2)/
      6.90%, 3/15/32                                               250       308
   Allstate Corp., +
      6.13%, 12/15/32                                              125       138
   Principal Life Income Funding Trusts, +
      3.20%, 4/1/09                                                240       232
      5.10%, 4/15/14                                               335       345
--------------------------------------------------------------------------------
                                                                           1,023
--------------------------------------------------------------------------------
Media - 0.8%
   AOL Time Warner Entertainment Co.,
      8.38%, 3/15/23                                               250       315
   Time Warner, Inc.,
      6.75%, 4/15/11                                               855       938
--------------------------------------------------------------------------------
                                                                           1,253
--------------------------------------------------------------------------------
Oil & Gas - 1.6%
   ConocoPhillips, +
      5.90%, 10/15/32                                               70        79
   Devon Energy Corp.,
      7.95%, 4/15/32                                               170       226
   Devon Financing Corp. ULC,
      6.88%, 9/30/11                                               150       168
   Marathon Oil Corp., +
      6.80%, 3/15/32                                               620       736
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                              345       389
   XTO Energy, Inc.,
      5.30%, 6/30/15                                               695       711
--------------------------------------------------------------------------------
                                                                           2,309
--------------------------------------------------------------------------------
Real Estate - 0.3%
   EOP Operating LP,
      4.65%, 10/1/10                                               530       528
--------------------------------------------------------------------------------
Retail - 1.3%
   Wal-Mart Stores, Inc., +
      5.25%, 9/1/35                                              1,850     1,867
--------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 19.5% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 1.4%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                             $   50   $    53
      7.88%, 3/1/11                                                 50        58
      8.13%, 5/1/12                                                 25        30
      8.75%, 3/1/31                                                150       210
   Sprint Capital Corp.,
      7.63%, 1/30/11                                               170       194
      6.88%, 11/15/28                                              830       951
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                               275       290
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                               260       283
--------------------------------------------------------------------------------
                                                                           2,069
--------------------------------------------------------------------------------
Transportation - 0.1%
   Caliber System, Inc.,
      7.80%, 8/1/06                                                160       164
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $28,432)                                                            28,852

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 3.2%
--------------------------------------------------------------------------------
Banks - 0.7%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                               120       134
   Sumitomo Mitsui Banking Corp.,/(2)/
      5.63%, 7/29/49                                               865       881
--------------------------------------------------------------------------------
                                                                           1,015
--------------------------------------------------------------------------------
Oil & Gas - 0.6%
   Anadarko Finance Co.,
      6.75%, 5/1/11                                                635       700
      7.50%, 5/1/31                                                130       166
--------------------------------------------------------------------------------
                                                                             866
--------------------------------------------------------------------------------
Semiconductors - 0.5%
   Chartered Semiconductor Manufacturing Ltd., +
      5.75%, 8/3/10                                                720       722
--------------------------------------------------------------------------------
Telecommunications - 1.4%
   America Movil S.A. de CV,
      6.38%, 3/1/35                                                390       386
   Deutsche Telekom International Finance BV,
      8.75%, 6/15/30                                                20        27
   Royal KPN N.V.,
      8.00%, 10/1/10                                               250       289
   Telecom Italia Capital S.A.,
      5.25%, 11/15/13                                           $  260   $   264
   Telefonica Europe BV,
      7.75%, 9/15/10                                               270       309
   Telefonos de Mexico S.A. de CV,
      4.50%, 11/19/08                                              160       159
      4.75%, 1/27/10                                               685       685
--------------------------------------------------------------------------------
                                                                           2,119
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $4,672)                                                              4,722

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 37.8%/(3)/
--------------------------------------------------------------------------------
Fannie Mae - 32.8%
      3.13%, 7/15/06                                             1,485     1,475
      3.00%, 3/2/07                                                430       424
      3.41%, 8/30/07                                             1,350     1,332
      3.25%, 8/15/08 +                                             890       870
      6.25%, 5/15/29 +                                             270       332
      6.63%, 11/15/30 +                                            262       338
   Interest Only Stripped Security, Series 278,
      Class 2,
      3.50%, 8/1/25                                                 --        12
   Pool #255452,
      5.50%, 10/1/19                                             1,803     1,843
   Pool #535714,
      7.50%, 1/1/31                                                 93        99
   Pool #545757,
      7.00%, 6/1/32                                                593       622
   Pool #555599,
      7.00%, 4/1/33                                                310       325
   Pool #555797,
      6.50%, 10/1/33                                               246       255
   Pool #651897,
      7.00%, 8/1/32                                                473       496
   Pool #656035,
      7.50%, 9/1/32                                                214       227
   Pool #703439,
      5.00%, 6/1/18                                              1,405     1,416
   Pool #712130,
      7.00%, 6/1/33                                                148       155
   Pool #725424,
      5.50%, 4/1/34                                              6,899     6,976

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO (continued)


                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 37.8%/(3)/ - CONTINUED
--------------------------------------------------------------------------------
Fannie Mae - 32.8% - (continued)
   Pool #725773,
      5.50%, 9/1/34                                             $  292   $   295
   Pool #725787,
      5.00%, 9/1/19                                              2,884     2,906
   Pool #733868,
      6.00%, 12/1/32                                               856       877
   Pool #735224,
      5.50%, 9/1/34                                              6,713     6,788
   Pool #794338,
      6.00%, 9/1/34                                              3,497     3,580
   Pool #794575,
      6.00%, 10/1/34                                               305       312
   Pool #796371,
      5.00%, 10/1/19                                               317       319
   Pool #797773,
      5.00%, 3/1/20                                                259       261
   Pool #813882,
      4.50%, 6/1/20                                              5,208     5,168
   Pool #814661,
      6.50%, 12/1/31                                               406       421
   Pool #814782,
      7.00%, 4/1/35                                                138       145
   Pool #820374,
      5.50%, 4/1/20                                                140       143
   Pool #832443,
      5.00%, 9/1/35                                              5,835     5,798
   Pool TBA,/(4)/
      4.50%, 9/1/18                                              3,440     3,411
      5.50%, 9/1/33                                                315       318
      6.00%, 12/31/34                                              150       153
      5.00%, 12/31/49                                              175       174
      5.00%, 12/31/49                                              170       171
--------------------------------------------------------------------------------
                                                                          48,437
--------------------------------------------------------------------------------
Freddie Mac - 1.7%
      2.88%, 12/15/06                                              645       636
      4.30%, 5/5/08                                                915       914
      4.13%, 7/12/10 +                                             684       683
      4.75%, 12/8/10 +                                             370       371
--------------------------------------------------------------------------------
                                                                           2,604
--------------------------------------------------------------------------------
Freddie Mac Gold - 2.2%
   Pool #C70139,
      6.50%, 8/1/32                                             $  225   $   233
   Pool #G01186,
      7.50%, 2/1/31                                                 22        23
   Pool #G01781,
      6.50%, 12/1/34                                               220       228
   Pool #G01824,
      6.50%, 5/1/35                                              2,649     2,740
--------------------------------------------------------------------------------
                                                                           3,224
--------------------------------------------------------------------------------
Government National Mortgage Association - 1.1%
   Pool #595091,
      6.00%, 10/15/32                                              569       588
   Pool #604183,
      5.50%, 4/15/33                                                94        96
   Pool #627123,
      5.50%, 3/15/34                                               794       810
   Pool #633627,
      5.50%, 9/15/34                                               117       119
--------------------------------------------------------------------------------
                                                                           1,613
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $55,902)                                                            55,878

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 10.0%
--------------------------------------------------------------------------------
U.S. Treasury Bonds - 6.7%
      8.13%, 8/15/19 +                                             275       387
      8.75%, 8/15/20 +                                           2,933     4,380
      7.88%, 2/15/21 +                                              70        98
      6.25%, 8/15/23 +                                             260       322
      6.75%, 8/15/26 +                                           3,504     4,669
--------------------------------------------------------------------------------
                                                                           9,856
--------------------------------------------------------------------------------
U.S. Treasury Notes - 3.3%
      3.75%, 5/15/08 +                                             289       288
      4.25%, 8/15/15 +                                           4,537     4,623
--------------------------------------------------------------------------------
                                                                           4,911
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $14,350)                                                            14,767

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 14.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(5)/                          21,432,617   $21,433
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $21,433)                                                            21,433

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 14.9%
--------------------------------------------------------------------------------
   KBC Bank N.V., London,
      Eurodollar Time Deposit,
      3.59%, 9/1/05                                          $22,109     22,109
   FHLB Discount Notes,
      3.21%, 9/1/05                                               10         10
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $22,119)                                                           22,119

--------------------------------------------------------------------------------
Total Investments - 115.7%
--------------------------------------------------------------------------------
(Cost $171,237)                                                         171,088
   Liabilities less Other Assets - (15.7)%                              (23,215)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $147,873

/(1)/ Restricted security has been deemed illiquid. At August 31, 2005, the value of these restricted illiquid securities amounted to approximately $1,279,000 or 0.9% of net assets. Additional information on each holding is as follows:

--------------------------------------------------------------------------------
                                                                     ACQUISITION
                                                       ACQUISITION       COST
SECURITY                                                   DATE         (000S)
--------------------------------------------------------------------------------
Cadbury Schweppes US Finance LLC, 3.88%, 10/1/08           9/03           $  254
Home Ownership Funding Corp.                               3/01            1,515
PNC Mortgage Securities Corp., 0.00%, 4/28/27           3/01-4/05              6
Power Contract Financing LLC, 5.20%, 2/1/06                6/03               30
Power Receivable Finance LLC, 6.29%, 1/1/12                9/03              304
--------------------------------------------------------------------------------

/(2)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(3)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(4)/ When-Issued Security
/(5)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

At August 31, 2005, the credit quality distribution for the Core
Bond Portfolio as a percentage of investments including cash was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                                         %
--------------------------------------------------------------------------------
AAA                                                                        79.2%
AA                                                                          5.4%
A                                                                           8.4%
BBB                                                                         7.0%
--------------------------------------------------------------------------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $171,237
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $  1,147
Gross tax depreciation of investments                                    (1,296)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                    $   (149)
--------------------------------------------------------------------------------

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
U.S. TREASURY INDEX PORTFOLIO

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 98.2%
--------------------------------------------------------------------------------
U.S. Treasury Bonds - 27.8%
   14.00%, 11/15/11                                             $  660   $   739
   12.50%, 8/15/14                                               1,000     1,314
   7.25%, 5/15/16 +                                              1,000     1,269
   9.00%, 11/15/18 +                                               700     1,038
   8.13%, 8/15/19 +                                                900     1,266
   8.75%, 8/15/20 +                                              1,000     1,493
   8.00%, 11/15/21 +                                             1,100     1,574
   6.25%, 8/15/23 +                                              1,850     2,293
   6.50%, 11/15/26 +                                             1,000     1,301
   6.13%, 11/15/27 +                                             1,000     1,256
   5.25%, 2/15/29 +                                                900     1,024
   6.25%, 5/15/30 +                                                500       648
--------------------------------------------------------------------------------
                                                                          15,215
--------------------------------------------------------------------------------
U.S. Treasury Notes - 70.4%
   3.50%, 11/15/06 +                                             2,600     2,591
   6.25%, 2/15/07                                                3,100     3,208
   4.38%, 5/15/07 +                                              3,000     3,027
   3.63%, 6/30/07 +                                              1,750     1,743
   6.13%, 8/15/07 +                                              1,800     1,878
   3.00%, 2/15/08 +                                              1,900     1,863
   2.63%, 5/15/08 +                                                500       485
   5.63%, 5/15/08 +                                              1,000     1,046
   3.13%, 10/15/08 +                                               900       881
   4.75%, 11/15/08 +                                             1,400     1,438
   3.00%, 2/15/09 +                                                600       584
   3.88%, 5/15/09                                                1,000     1,001
   3.63%, 7/15/09 +                                              1,000       992
   6.00%, 8/15/09 +                                                500       539
   3.38%, 10/15/09 +                                             1,700     1,669
   3.50%, 2/15/10 +                                              1,300     1,281
   6.50%, 2/15/10 +                                                900       996
   3.88%, 5/15/10 +                                              3,250     3,251
   5.75%, 8/15/10 +                                                575       623
   5.00%, 2/15/11 +                                              1,050     1,108
   4.88%, 2/15/12 +                                                850       895
   4.00%, 11/15/12 +                                             1,850     1,858
   3.63%, 5/15/13 +                                              1,150     1,126
   4.25%, 11/15/13 +                                             2,050     2,086
   4.75%, 5/15/14 +                                              1,150     1,211
   4.00%, 2/15/15 +                                             $1,200   $ 1,196
--------------------------------------------------------------------------------
                                                                          38,576
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $52,945)                                                            53,791

                                                              NUMBER OF    VALUE
                                                               SHARES     (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 26.3%
   Northern Institutional Funds - Liquid Assets
   Portfolio/(1)/                                            14,414,331   14,414
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $14,414)                                                            14,414

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT- 0.8%
--------------------------------------------------------------------------------
   FHLB Discount Note,
      3.20%, 9/1/05                                             $474        474
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $474)                                                                 474
--------------------------------------------------------------------------------
Total Investments - 125.3%
--------------------------------------------------------------------------------
(Cost $67,833)                                                           68,679
   Liabilities less Other Assets - (25.3)%                              (13,882)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 54,797

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

At August 31, 2005, the credit quality distribution for the U.S. Treasury Index Portfolio as a percentage of investments including cash was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                                         %
--------------------------------------------------------------------------------
AAA+                                                                      100.0%
--------------------------------------------------------------------------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $67,833
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $ 1,130
Gross tax depreciation of investments                                      (284)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $   846

         NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO

                                                                           FAIR
                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.6%
--------------------------------------------------------------------------------
Australia - 0.8%
   Boral Ltd. +                                                249,321   $ 1,376
--------------------------------------------------------------------------------
Finland - 1.4%
   Nokia OYJ                                                    77,750     1,224
   UPM-Kymmene OYJ                                              65,600     1,314
--------------------------------------------------------------------------------
                                                                           2,538
--------------------------------------------------------------------------------
France - 11.6%
   Accor S.A. +                                                 47,127     2,488
   AXA                                                         101,874     2,725
   Bouygues +                                                   82,212     3,680
   L'Oreal S.A.                                                 39,223     3,162
   Sanofi-Aventis                                               31,372     2,692
   Societe Generale                                             32,656     3,547
   Veolia Environment                                           65,458     2,678
--------------------------------------------------------------------------------
                                                                          20,972
--------------------------------------------------------------------------------
Germany - 11.7%
   Adidas-Salomon A.G.                                          14,943     2,672
   Allianz A.G. (Registered)                                    23,388     3,038
   Commerzbank A.G.                                            105,585     2,757
   Fresenius Medical Care A.G. +                                32,302     2,932
   Hochtief A.G. +                                              20,824       852
   Metro A.G.                                                   52,915     2,688
   RWE A.G.                                                     31,838     2,138
   SAP A.G.                                                      7,401     1,259
   Volkswagen A.G. +                                            50,523     2,675
--------------------------------------------------------------------------------
                                                                          21,011
--------------------------------------------------------------------------------
Greece - 0.7%
   Public Power Corp.                                           51,310     1,255
--------------------------------------------------------------------------------
Italy - 4.6%
   Alleanza Assicurazioni S.p.A. +                             110,298     1,249
   ENI S.p.A.                                                  122,378     3,629
   UniCredito Italiano S.p.A. +                                598,686     3,424
--------------------------------------------------------------------------------
                                                                           8,302
--------------------------------------------------------------------------------
Japan - 22.5%
   Ajinomoto Co., Inc.                                          14,000       148
   Asahi Glass Co. Ltd.                                        249,100     2,566
   Bank of Yokohama (The) Ltd.                                 458,000     2,955
   Chugai Pharmaceutical Co. Ltd.                              182,600     3,453
   Daiwa House Industry Co. Ltd.                               154,000     1,869
   Fuji Television Network, Inc.                                 1,183     2,693
   Ito-Yokado Co. Ltd.                                          64,700     2,303
   JS Group Corp.                                              152,700     2,585
   Mazda Motor Corp. +                                         696,000     2,763
   Mitsui Mining & Smelting Co. Ltd.                           659,000   $ 3,284
   Mizuho Financial Group, Inc.                                    642     3,588
   Nippon Telegraph & Telephone Corp.                              710     3,090
   Sony Corp.                                                   75,900     2,543
   Sumitomo Metal Industries Ltd.                            1,636,000     3,780
   Terumo Corp. +                                              101,600     2,923
--------------------------------------------------------------------------------
                                                                          40,543
--------------------------------------------------------------------------------
Luxembourg - 2.0%
   Arcelor                                                     160,473     3,546
--------------------------------------------------------------------------------
Netherlands - 6.0%
   ASML Holding N.V. * +                                       188,657     3,177
   Royal Dutch Shell PLC, Class B                              226,449     7,678
--------------------------------------------------------------------------------
                                                                          10,855
--------------------------------------------------------------------------------
Portugal - 1.0%
   Banco Comercial Portugues S.A. (Registered)                 680,717     1,835
--------------------------------------------------------------------------------
Sweden - 1.8%
   Skandinaviska Enskilda Banken AB, Class A +                 174,455     3,183
--------------------------------------------------------------------------------
Switzerland - 9.0%
   Clariant A.G. (Registered) *                                 96,627     1,386
   Logitech International S.A. * +                              49,406     1,845
   Lonza Group A.G. (Registered) +                              22,641     1,295
   Novartis A.G. (Registered)                                   80,835     3,934
   Syngenta A.G. * +                                            13,116     1,401
   UBS A.G. (Registered)                                        44,024     3,616
   Zurich Financial Services A.G. *                             15,387     2,732
--------------------------------------------------------------------------------
                                                                          16,209
--------------------------------------------------------------------------------
United Kingdom - 24.5%
   ARM Holdings PLC                                          1,306,282     2,719
   BAE Systems PLC                                             464,080     2,747
   Barclays PLC                                                171,701     1,715
   BOC Group PLC                                               138,138     2,620
   BP PLC                                                      255,525     2,912
   British Energy Group PLC *                                  243,031     2,103
   British Sky Broadcasting PLC                                248,781     2,564
   BT Group PLC                                                940,714     3,662
   GKN PLC                                                     284,219     1,480
   GlaxoSmithKline PLC                                         133,763     3,248
   Hays PLC                                                    576,018     1,368
   ITV PLC                                                   1,271,837     2,671
   Lloyds TSB Group PLC                                        428,684     3,533
   Marconi Corp. PLC *                                         219,909     1,122
   Marks & Spencer Group PLC                                   393,205     2,537

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          FAIR
                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.6% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 24.5% - (continued)
   Rank Group PLC                                             524,504   $  2,699
   RHM PLC *                                                  514,075      2,964
   Wolverhampton & Dudley                                      64,394      1,331
--------------------------------------------------------------------------------
                                                                          43,995
--------------------------------------------------------------------------------
Total Common Stocks/1/
--------------------------------------------------------------------------------
(Cost $154,266)                                                          175,620

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 13.2%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/2/                             23,706,621   23,707
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $23,707)                                                            23,707

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)       (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.0%
--------------------------------------------------------------------------------
   KBC Bank N.V., London, Eurodollar
   Time Deposit,
   3.59%, 9/1/05                                                 $67         67
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $67)                                                                   67

--------------------------------------------------------------------------------
Total Investments - 110.8%
--------------------------------------------------------------------------------
(Cost $178,040)                                                         199,394
   Liabilities less Other Assets - (10.8)%                              (19,499)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $179,895

/1/ At August 31, 2005, the value of these fair valued securities amount to approximately $162,675,000 or 92.6% of long-term investments. In accordance with the Portfolio's prospectus, adjustment factors were provided by an independent evaluation service to determine the value of these securities.
/2/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At August 31, 2005, the International Growth Portfolio had outstanding forward foreign currency exchange contracts as follows:

--------------------------------------------------------------------------------
                       AMOUNT       IN        AMOUNT
CONTRACTS             (LOCAL     EXCHANGE     (LOCAL                 UNREALIZED
TO DELIVER           CURRENCY)      FOR     CURRENCY)   SETTLEMENT      LOSS
CURRENCY               (000S)    CURRENCY     (000S)       DATE        (000S)
--------------------------------------------------------------------------------
Austrailan                       U.S.
Dollar                   1,036   Dollar           776       9/2/05         $ (6)
Japanese                         U.S.
Yen                     44,552   Dollar           400       9/2/05           (3)
                                 U.S.
Swiss Franc                382   Dollar           300       9/1/05           (4)
                                 U.S.
Swiss Franc              1,194   Dollar           943       9/2/05           (9)
--------------------------------------------------------------------------------
Total                                                                      $(22)

At August 31, 2005, the industry sectors for the International Growth Portfolio were:

--------------------------------------------------------------------------------
                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     16.9%
Consumer Staples                                                            7.2
Energy                                                                      8.1
Financials                                                                 22.7
Health Care                                                                10.9
Industrials                                                                 5.8
Information Technology                                                      6.5
Materials                                                                  11.4
Telecommunication Services                                                  5.9
Utilities                                                                   4.6
--------------------------------------------------------------------------------
Total                                                                     100.0%

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO (continued)

At August 31, 2005, the International Growth Portfolio's investments were denominated in the following currencies:

--------------------------------------------------------------------------------
                                                                 % OF LONG-TERM
CONCENTRATION BY CURRENCY                                          INVESTMENTS
--------------------------------------------------------------------------------
Euro                                                                       35.7%
United Kingdom Pound                                                       29.4
Japanese Yen                                                               23.1
Swiss Franc                                                                 9.2
All other currencies less than 5%                                           2.6
--------------------------------------------------------------------------------
Total                                                                    100.0%

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $178,040
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 24,861
Gross tax depreciation of investments                                    (3,507)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 21,354
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                           FAIR
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1%
--------------------------------------------------------------------------------
Australia - 5.0%
   Alumina Ltd.                                                   9,574   $   43
   Amcor Ltd. +                                                   7,241       36
   AMP Ltd. +                                                    11,992       67
   Ansell Ltd. +                                                  1,440       12
   Aristocrat Leisure Ltd. +                                      3,070       29
   Australia & New Zealand Banking Group Ltd. +                  13,771      231
   Australian Gas Light Co. Ltd. +                                3,120       34
   Australian Stock Exchange Ltd. +                               1,198       24
   AXA Asia Pacific Holdings Ltd. +                               6,026       23
   BHP Billiton Ltd. +                                           25,675      402
   BlueScope Steel Ltd. +                                         5,879       42
   Boral Ltd. +                                                   5,050       28
   Brambles Industries Ltd. +                                     6,240       42
   Centro Properties Group +                                      6,858       31
   CFS Gandel Retail Trust +                                     12,653       17
   CFS Gandel Retail Trust - New                                    395       --
   Coca-Cola Amatil Ltd. +                                        4,074       27
   Cochlear Ltd. +                                                  450       14
   Coles Myer Ltd. +                                              7,093       53
   Commonwealth Bank of Australia +                               9,158      259
   Commonwealth Property Office Fund +                           11,582       11
   Computershare Ltd. +                                           3,700       19
   CSL Ltd. +                                                     1,272       33
   CSR Ltd. +                                                     8,400       17
   DB RREEF Trust +                                              27,028       28
   Foster's Group Ltd. +                                         15,614       68
   Futuris Corp. Ltd. +                                           4,582        7
   GPT Group +                                                   11,651       35
   Harvey Norman Holdings Ltd. +                                  4,700        9
   Iluka Resources Ltd. +                                         2,117       14
   Insurance Australia Group Ltd. +                              12,431       51
   Investa Property Group +                                      12,642       20
   John Fairfax Holdings Ltd. +                                  11,289       37
   Leighton Holdings Ltd. +                                       1,200       14
   Lend Lease Corp. Ltd.                                          2,953       30
   Lion Nathan Ltd. +                                             2,500       15
   Macquarie Bank Ltd. +                                          1,833       88
   Macquarie Goodman Group +                                      8,059       26
   Macquarie Infrastructure Group                                19,116       56
   Mayne Group Ltd.                                               6,769       26
   Mirvac Group +                                                 6,628       19
   National Australia Bank Ltd. +                                10,744      254
   Newcrest Mining Ltd. +                                         2,128   $   27
   OneSteel Ltd. +                                                4,560       11
   Orica Ltd.                                                     1,771       26
   Origin Energy Ltd. +                                           6,579       36
   PaperlinX Ltd. +                                               3,700        9
   Patrick Corp. Ltd. +                                           6,410       34
   Perpetual Trustees Australia Ltd. +                              310       14
   Publishing & Broadcasting Ltd.                                 1,200       15
   QBE Insurance Group Ltd. +                                     4,812       62
   Rinker Group Ltd. +                                            6,042       66
   Rio Tinto Ltd. +                                               1,824       70
   Santos Ltd. +                                                  4,820       42
   Sonic Healthcare Ltd. +                                        2,155       25
   Stockland Trust +                                              8,931       40
   Suncorp-Metway Ltd. +                                          3,627       54
   TABCORP Holdings Ltd. +                                        4,542       57
   Telstra Corp. Ltd.                                            18,002       64
   Toll Holdings Ltd. +                                           3,047       33
   Transurban Group +                                             6,499       35
   Wesfarmers Ltd. +                                              2,991       89
   Westfield Group +                                             11,125      147
   Westpac Banking Corp. +                                       13,630      204
   Woodside Petroleum Ltd. +                                      2,996       75
   Woolworths Ltd. +                                              6,703       82
--------------------------------------------------------------------------------
                                                                           3,608
--------------------------------------------------------------------------------
Austria - 0.5%
   Bank Austria Creditanstalt AG                                    430       49
   Boehler-Uddeholm A.G.                                             51        8
   Erste Bank der Oesterreichischen Sparkassen A.G.                 914       51
   Flughafen Wien A.G.                                               99        7
   IMMOFINANZ Immobilien Anlagen A.G. *                           2,314       22
   Mayr-Melnhof Karton A.G.                                          25        3
   Oesterreichische Elektrizitaetswirtschafts A.G.
      (Verbund), Class A                                             36       12
   OMV A.G.                                                       1,560       85
   RHI A.G. *                                                       174        6
   Telekom Austria A.G. +                                         2,426       51
   Voestalpine A.G.                                                 153       13
   Wienerberger A.G.                                                567       23
--------------------------------------------------------------------------------
                                                                             330
--------------------------------------------------------------------------------
Belgium - 1.3%
   AGFA-Gevaert N.V. +                                              719       19

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           FAIR
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
Belgium - 1.3% - (continued)
   Barco N.V.                                                       100     $  7
   Bekaert N.V.                                                     140       12
   Belgacom S.A.                                                  1,160       41
   Cofinimmo S.A.                                                    50        8
   Colruyt N.V.                                                     150       20
   D'ieteren S.A.                                                    40        9
   Delhaize Group +                                                 502       29
   Dexia +                                                        3,968       87
   Electrabel S.A.                                                  235      120
   Fortis                                                         9,199      263
   Groupe Bruxelles Lambert S.A. +                                  493       47
   InBev N.V.                                                     1,262       49
   KBC Groupe +                                                   1,269      105
   Mobistar S.A.                                                    200       16
   Omega Pharma S.A. +                                              150        9
   Solvay S.A., Class A +                                           452       49
   UCB S.A.                                                         624       36
   Umicore +                                                        100        9
--------------------------------------------------------------------------------
                                                                             935
--------------------------------------------------------------------------------
Bermuda - 0.1%
   Frontline Ltd. +                                                 900       42
--------------------------------------------------------------------------------
Denmark - 0.8%
   A.P. Moller - Maersk A/S                                          10      108
   Bang & Olufsen A/S, Class B +                                     84        7
   Carlsberg A/S, Class B                                           250       15
   Coloplast A/S, Class B                                           224       13
   Danisco A/S +                                                    440       28
   Danske Bank A/S                                                3,230       98
   DSV De Sammensluttede Vognmaend A/S                              176       18
   East Asiatic Co. Ltd. A/S                                        159       12
   FLSmidth & Co. A/S, Class B                                      238        6
   GN Store Nord A/S +                                            1,782       23
   H. Lundbeck A/S                                                  597       16
   Kobenhavns Lufthavne                                              54       13
   NKT Holding A/S                                                  132        6
   Novo-Nordisk A/S, Class B                                      1,569       81
   Novozymes A/S, Class B                                           350       18
   TDC A/S                                                        1,295       69
   Topdanmark A/S *                                                 216       17
   Vestas Wind Systems A/S * +                                    1,162       25
   William Demant Holding A/S * +                                   258       13
--------------------------------------------------------------------------------
                                                                             586
--------------------------------------------------------------------------------
Finland - 1.3%
   Amer Group Ltd.                                                  600     $ 11
   Cargotec Corp., Class B * +                                      600       17
   Elisa OYJ, Class A                                               900       16
   Fortum OYJ +                                                   2,200       43
   KCI Konecranes OYJ                                               100        5
   Kesko OYJ, Class B                                               500       14
   Kone OYJ, Class B *                                              200       13
   Metso OYJ                                                        900       22
   Neste Oil OYJ *                                                1,000       34
   Nokia OYJ                                                     30,370      478
   Orion OYJ, Class B +                                             600       13
   Outokumpu OYJ +                                                  700       10
   Pohjola Group PLC, Class D                                       300        4
   Rautaruukki OYJ                                                  700       14
   Sampo OYJ, Class A                                             2,500       40
   Stora Enso OYJ (Registered)                                    3,900       54
   TietoEnator OYJ                                                  680       23
   UPM-Kymmene OYJ                                                4,060       81
   Uponor OYJ                                                       600       13
   Wartsila OYJ, Class B +                                          350       10
--------------------------------------------------------------------------------
                                                                             915
--------------------------------------------------------------------------------
France - 8.2%
   Accor S.A.                                                     1,422       75
   Air France-KLM +                                               1,295       21
   Air Liquide                                                      804      140
   Alcatel S.A. * +                                               7,574       89
   Alstom RGPT * +                                                  733       31
   Atos Origin *                                                    403       31
   Autoroutes du Sud de la France                                   359       21
   AXA                                                           10,082      270
   BNP Paribas                                                    5,482      401
   Bouygues                                                       1,218       55
   Business Objects S.A. *                                          500       17
   Cap Gemini S.A. *                                                773       25
   Carrefour S.A.                                                 3,890      181
   Casino Guichard Perrachon S.A. +                                 363       26
   Cie de Saint-Gobain                                            1,875      114
   CNP Assurances                                                   300       21
   Credit Agricole S.A. +                                         4,052      108
   Dassault Systems S.A.                                            351       17
   Essilor International S.A.                                       608       47
   France Telecom S.A.                                           10,292      311

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                           FAIR
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
France - 8.2% - (continued)
   Gecina S.A.                                                      151   $   18
   Groupe Danone +                                                1,474      156
   Hermes International +                                           100       21
   Imerys S.A. +                                                    200       15
   Klepierre                                                        206       20
   L'Oreal S.A. +                                                 2,203      178
   Lafarge S.A.                                                   1,042       97
   Lagardere S.C.A.                                                 732       53
   LVMH Moet Hennessy Louis Vuitton S.A.                          1,740      141
   Michelin Compagnie Generale des
      Establissements, Class B                                      876       53
   Neopost S.A.                                                     133       12
   PagesJaunes S.A. +                                               606       16
   Pernod-Ricard +                                                  430       75
   Peugeot S.A.                                                     979       61
   PPR S.A.                                                         417       45
   Publicis Groupe                                                1,081       36
   Renault S.A.                                                   1,132      100
   Safran S.A. +                                                  1,045       22
   Sanofi-Aventis                                                 7,268      624
   Schneider Electric S.A. +                                      1,382      109
   Societe BIC S.A.                                                 250       15
   Societe Generale                                               2,356      256
   Societe Television Francaise 1 +                               1,000       27
   Sodexho Alliance S.A.                                            840       29
   Suez S.A.                                                      4,989      146
   Technip S.A.                                                     716       41
   Thales S.A.                                                      700       32
   Thomson +                                                      1,609       36
   Total S.A.                                                     3,828    1,009
   Unibail                                                          277       40
   Valeo S.A. +                                                     654       27
   Veolia Environment +                                           1,863       76
   Vinci S.A. +                                                     894       79
   Vivendi Universal S.A.                                         6,553      207
   Zodiac S.A. +                                                    300       17
--------------------------------------------------------------------------------
                                                                           5,890
--------------------------------------------------------------------------------
Germany - 6.0%
   Adidas-Salomon A.G.                                              268       48
   Allianz A.G. (Registered) +                                    2,510      326
   Altana A.G.                                                      550       31
   BASF A.G.                                                      3,555      250
   Bayer A.G.                                                     4,662   $  165
   Bayerische Hypo-und Vereinsbank A.G. *                         3,460       99
   Beiersdorf A.G. +                                                200       23
   Celsio A.G.                                                      239       21
   Commerzbank A.G.                                               2,800       73
   Continental A.G. +                                             1,003       80
   DaimlerChrysler A.G. (Registered)                              5,967      308
   Deutsche Bank A.G. (Registered)                                3,406      296
   Deutsche Boerse A.G.                                             628       57
   Deutsche Lufthansa A.G. (Registered)                           2,040       27
   Deutsche Post A.G. (Registered)                                4,210      106
   Deutsche Telekom A.G. (Registered)                            18,987      362
   Douglas Holding A.G.                                             300       12
   E.ON A.G.                                                      4,178      400
   Epcos A.G. *                                                     400        5
   Fresenius Medical Care A.G. +                                    300       27
   HeidelbergCement A.G. *                                          441       32
   HeidelbergCement A.G. (VVPR) *                                    83       --
   Hypo Real Estate Holding                                       1,047       52
   Infineon Technologies A.G. * +                                 3,967       37
   KarstadtQuelle A.G. * +                                          651        9
   Linde A.G. +                                                     522       39
   MAN A.G.                                                       1,038       53
   Merck KGaA                                                       287       25
   Metro A.G.                                                       911       46
   MLP A.G.                                                         500       10
   Muenchener Rueckversicherungs A.G. (Registered) +              1,129      127
   Puma A.G. Rudolf Dassler Sport                                   103       28
   RWE A.G.                                                       2,977      200
   SAP A.G.                                                       1,552      264
   Schering A.G.                                                  1,204       76
   Siemens A.G. (Registered)                                      5,564      423
   Suedzucker A.G. +                                                450        9
   ThyssenKrupp A.G. +                                            2,249       43
   TUI A.G. +                                                     1,063       25
   Volkswagen A.G. +                                              1,378       73
--------------------------------------------------------------------------------
                                                                           4,287
--------------------------------------------------------------------------------
Greece - 0.6%
   Alpha Bank A.E.                                                1,920       54
   Coca Cola Hellenic Bottling Co. S.A.                             780       24
   Cosmote Mobile Communications S.A.                               910       18
   EFG Eurobank Ergasias S.A.                                     1,290       39

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           FAIR
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
Greece - 0.6% - (continued)
   Emporiki Bank of Greece S.A. *                                   600   $   19
   Folli-Follie S.A. (Registered)                                   120        4
   Hellenic Duty Free Shops S.A.                                    200        4
   Hellenic Petroleum S.A.                                          890       10
   Hellenic Technodomiki Tev S.A.                                   648        3
   Hellenic Telecommunications Organization S.A. *                2,170       45
   Intracom S.A.                                                    650        4
   National Bank of Greece S.A.                                   2,387       89
   OPAP S.A.                                                      1,544       49
   Piraeus Bank S.A.                                              1,040       21
   Public Power Corp.                                               783       19
   Technical Olympic S.A.                                           610        4
   Titan Cement Co. S.A.                                            520       18
   Viohalco                                                         870        6
--------------------------------------------------------------------------------
                                                                             430
--------------------------------------------------------------------------------
Hong Kong - 1.5%
   ASM Pacific Technology +                                       2,000       10
   Bank of East Asia Ltd.                                        10,904       32
   BOC Hong Kong Holdings Ltd. +                                 21,000       42
   Cathay Pacific Airways Ltd. +                                  9,000       17
   Cheung Kong Holdings Ltd. +                                   10,000      109
   Cheung Kong Infrastructure Holdings Ltd.                       4,000       13
   CLP Holdings Ltd.                                             10,000       58
   Esprit Holdings Ltd.                                           6,000       44
   Giordano International Ltd. +                                 12,000        8
   Hang Lung Properties Ltd.                                     10,000       16
   Hang Seng Bank Ltd. +                                          5,200       70
   Henderson Land Development +                                   4,000       20
   Hong Kong & China Gas Co. Ltd.                                20,920       42
   Hong Kong Electric Holdings Ltd.                               8,000       39
   Hong Kong Exchanges and Clearing Ltd. +                        7,000       22
   Hopewell Holdings Ltd.                                         5,000       13
   Hutchison Whampoa Ltd.                                        14,500      143
   Hysan Development Co. Ltd.                                     5,222       13
   Johnson Electric Holdings                                     13,200       12
   Li & Fung Ltd.                                                14,000       28
   MTR Corp.                                                      7,500       15
   New World Development Ltd.                                    16,971       22
   PCCW Ltd. +                                                   20,364       13
   SCMP Group Ltd.                                                8,000        3
   Shangri-La Asia Ltd. +                                         9,172       16
   Sino Land Co. +                                               13,085       15
   SmarTone Telecommunications Holdings Ltd.                      3,000   $    3
   Sun Hung Kai Properties Ltd. +                                 8,172       83
   Swire Pacific Ltd., Class A +                                  5,000       48
   Techtronic Industries Co. +                                    8,000       20
   Television Broadcasts Ltd.                                     3,000       17
   Texwinca Holdings Ltd. +                                       4,000        3
   Wharf Holdings Ltd. +                                          9,000       33
   Yue Yuen Industrial Holdings +                                 4,000       12
--------------------------------------------------------------------------------
                                                                           1,054
--------------------------------------------------------------------------------
Ireland - 0.8%
   Allied Irish Banks PLC                                         6,012      130
   Bank of Ireland - Dublin                                       5,974       94
   Bank of Ireland - London                                       1,515       24
   CRH PLC - Dublin                                               3,477       95
   CRH PLC - London                                                 949       26
   DCC PLC                                                          744       16
   Depfa Bank PLC                                                 2,169       37
   Elan Corp. PLC *                                               4,125       37
   Fyffes PLC                                                     2,597        8
   Grafton Group PLC *                                            2,493       26
   Greencore Group PLC                                            1,366        6
   Independent News & Media PLC                                   4,867       15
   Irish Life & Permanent PLC                                     2,402       44
   Kerry Group PLC, Class A                                       1,318       32
   Ryanair Holdings PLC *                                         1,575       13
--------------------------------------------------------------------------------
                                                                             603
--------------------------------------------------------------------------------
Italy - 3.6%
   Alleanza Assicurazioni S.p.A. +                                2,672       30
   Arnoldo Mondadori Editore S.p.A.                               1,000       10
   Assicurazioni Generali S.p.A. +                                6,502      205
   Autogrill S.p.A.                                               1,000       14
   Autostrade S.p.A.                                              1,805       48
   Banca Antonveneta S.p.A.                                         909       28
   Banca Fideuram S.p.A. +                                        3,000       15
   Banca Intesa S.p.A. RNC                                       24,550      119
   Banca Intesa S.p.A. RNC                                        7,696       34
   Banca Monte dei Paschi di Siena S.p.A.                         8,000       32
   Banca Nazionale del Lavoro S.p.A. (BNL) * +                    8,553       28
   Banca Popolare di Milano SCRL                                  3,000       31
   Banche Popolari Unite Scrl                                     2,129       43
   Banco Popolare di Verona e Novara Scrl                         2,339       42
   Benetton Group S.p.A.                                            800        8

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                           FAIR
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
Italy - 3.6% - (continued)
   Bulgari S.p.A.                                                 1,000   $   12
   Capitalia S.p.A.                                               9,071       51
   Enel S.p.A.                                                   30,878      275
   ENI S.p.A.                                                    17,816      528
   Fiat S.p.A. *                                                  3,032       27
   Fineco S.p.A.                                                  1,304       12
   Finmeccanica S.p.A.                                            1,824       34
   Gruppo Editoriale L'Espresso S.p.A. +                          1,000        6
   Italcementi S.p.A. +                                           1,080       18
   Luxottica Group S.p.A.                                         1,000       23
   Mediaset S.p.A.                                                6,322       78
   Mediobanca S.p.A.                                              2,921       57
   Mediolanum S.p.A. +                                            2,000       13
   Pirelli & C. S.p.A.                                           17,988       18
   Riunione Adriatica di Sicurta S.p.A.                           1,865       39
   Sanpaolo IMI S.p.A.                                            6,833       98
   Seat Pagine Gialle S.p.A. *                                   32,279       14
   Snam Rete Gas S.p.A.                                           7,838       43
   Telecom Italia Media S.p.A. * +                               14,487        8
   Telecom Italia S.p.A.                                         74,175      234
   Telecom Italia S.p.A. (RNC)                                   37,220       98
   Terna S.p.A.                                                   5,089       14
   Tiscali S.p.A. * +                                             2,000        6
   UniCredito Italiano S.p.A. +                                  30,271      173
--------------------------------------------------------------------------------
                                                                           2,566
--------------------------------------------------------------------------------
Japan - 20.8%
   77 Bank (The) Ltd.                                             3,000       20
   Acom Co. Ltd.                                                    600       39
   Aderans Co. Ltd.                                                 500       12
   Advantest Corp.                                                  700       55
   Aeon Co. Ltd.                                                  4,000       75
   Aeon Credit Service Co. Ltd.                                     300       20
   Aiful Corp.                                                      550       42
   Aisin Seiki Co Ltd.                                            1,000       26
   Ajinomoto Co., Inc.                                            5,000       53
   All Nippon Airways Co. Ltd.                                    4,000       13
   Alps Electric Co. Ltd.                                         1,000       16
   Amada Co. Ltd.                                                 2,000       16
   Amano Corp.                                                    1,000       15
   Anritsu Corp.                                                  1,000        6
   Aoyama Trading Co. Ltd.                                          500       14
   Ariake Japan Co. Ltd. +                                          200        5
   Asahi Breweries Ltd.                                           2,000   $   25
   Asahi Glass Co. Ltd.                                           7,000       72
   Asahi Kasei Corp.                                             10,000       47
   Asatsu-DK, Inc. +                                                500       15
   Astellas Pharma, Inc.                                          3,200      114
   Autobacs Seven Co. Ltd. +                                        200        8
   Bandai Co. Ltd. +                                                400       10
   Bank of Fukuoka (The) Ltd. +                                   3,000       19
   Bank of Yokohama (The) Ltd.                                    8,000       52
   Benesse Corp.                                                    500       17
   Bridgestone Corp.                                              5,000       99
   Canon, Inc.                                                    5,400      273
   Casio Computer Co. Ltd. +                                      1,000       14
   Central Glass Co Ltd. +                                        2,000       12
   Central Japan Railway Co.                                         11       84
   Chiba Bank (The) Ltd.                                          4,000       29
   Chubu Electric Power Co., Inc. +                               4,400      107
   Chugai Pharmaceutical Co. Ltd.                                 2,300       43
   Citizen Watch Co. Ltd. +                                       2,000       16
   Coca-Cola West Japan Co. Ltd. +                                  600       14
   COMSYS Holdings Corp.                                          1,000       11
   Credit Saison Co. Ltd.                                         1,200       47
   CSK Corp.                                                        400       17
   Dai Nippon Printing Co. Ltd.                                   4,000       64
   Daicel Chemical Industries Ltd.                                2,000       12
   Daiichi Pharmaceutical Co. Ltd.                                2,000       47
   Daikin Industries Ltd.                                         1,000       27
   Daimaru (The), Inc.                                            2,000       20
   Dainippon Ink & Chemicals, Inc.                                6,000       19
   Dainippon Screen Manufacturing Co. Ltd.                        1,000        7
   Daito Trust Construction Co. Ltd.                                700       29
   Daiwa House Industry Co. Ltd.                                  4,000       49
   Daiwa Securities Group, Inc.                                   8,000       55
   Denki Kagaku Kogyo Kabushiki Kaisha                            4,000       16
   Denso Corp.                                                    4,000      102
   Dentsu, Inc.                                                      15       40
   Dowa Mining Co. Ltd.                                           2,000       14
   East Japan Railway Co.                                            22      119
   Ebara Corp. +                                                  2,000        8
   Eisai Co. Ltd.                                                 2,200       84
   Electric Power Development Co.                                 1,400       43
   FamilyMart Co. Ltd.                                              600       19

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           FAIR
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
Japan - 20.8% - (continued)
   Fanuc Ltd.                                                     1,400     $106
   Fast Retailing Co. Ltd.                                          400       31
   Fuji Electric Co. Ltd.                                         4,000       15
   Fuji Photo Film Co. Ltd.                                       4,000      130
   Fuji Television Network, Inc.                                      4        9
   Fujikura Ltd.                                                  3,000       17
   Fujitsu Ltd.                                                  13,000       78
   Furukawa Electric (The) Co. Ltd. *                             5,000       24
   Gunma Bank (The) Ltd.                                          3,000       18
   Gunze Ltd. +                                                   2,000       10
   Hankyu Department Stores                                       1,000        7
   Hikari Tsushin, Inc. +                                           300       21
   Hino Motors Ltd.                                               2,000       13
   Hirose Electric Co. Ltd.                                         200       23
   Hitachi Cable Ltd. +                                           1,000        4
   Hitachi Chemical Co. Ltd.                                      1,000       19
   Hitachi Ltd.                                                  24,000      147
   Hitachi Software Engineering Co. Ltd. +                          300        5
   Hokugin Financial Group, Inc.                                  7,000       21
   Honda Motor Co. Ltd.                                           5,500      296
   House Foods Corp.                                              1,000       15
   Hoya Corp.                                                       700       92
   INPEX Corp.                                                        3       24
   Isetan Co. Ltd. +                                              1,000       15
   Ishihara Sangyo Kaisha Ltd.                                    2,000        4
   Ishikawajima-Harima Heavy Industries Co. Ltd. * +              9,000       15
   Ito En Ltd. +                                                    300       15
   Ito-Yokado Co. Ltd.                                            2,600       92
   Itochu Corp.                                                  10,000       60
   Itochu Techno-Science Corp.                                      400       14
   Jafco Co. Ltd. +                                                 300       18
   Japan Airlines Corp.                                           6,000       17
   Japan Real Estate Investment Corp.                                 2       17
   Japan Retail Fund Investment Corp.                                 3       24
   Japan Tobacco, Inc.                                                7      101
   JFE Holdings, Inc. +                                           4,200      123
   JGC Corp. +                                                    1,000       14
   Joyo Bank (The) Ltd.                                           4,000       22
   JS Group Corp.                                                 1,000       17
   JSR Corp.                                                      1,000       22
   Kajima Corp. +                                                 7,000       28
   Kaken Pharmaceutical Co. Ltd. +                                1,000        7
   Kamigumi Co. Ltd.                                              2,000     $ 15
   Kaneka Corp.                                                   2,000       24
   Kansai Electric Power Co., Inc.                                5,700      122
   Kao Corp.                                                      4,000       95
   Kawasaki Heavy Industries Ltd. +                               8,000       17
   Kawasaki Kisen Kaisha Ltd. +                                   3,000       20
   KDDI Corp.                                                        16       85
   Keihin Electric Express Railway Co. Ltd. +                     3,000       19
   Keio Corp.                                                     4,000       22
   Keyence Corp.                                                    200       47
   Kinden Corp.                                                   1,000        8
   Kintetsu Corp. +                                              13,000       42
   Kirin Brewery Co. Ltd.                                         5,000       50
   Kobe Steel Ltd.                                               22,000       52
   Kokuyo Co. Ltd.                                                1,000       14
   Komatsu Ltd.                                                   7,000       78
   Konami Corp.                                                     700       16
   Konica Minolta Holdings, Inc.                                  3,000       29
   Koyo Seiko Co. Ltd.                                            1,000       15
   Kubota Corp.                                                   7,000       44
   Kuraray Co. Ltd.                                               3,000       27
   Kurita Water Industries Ltd.                                     400        7
   Kyocera Corp.                                                  1,200       84
   Kyowa Hakko Kogyo Co. Ltd.                                     3,000       22
   Kyushu Electric Power Co., Inc.                                2,700       61
   Lawson, Inc.                                                     500       19
   Leopalace21 Corp.                                              1,000       19
   Mabuchi Motor Co. Ltd.                                           300       15
   Marubeni Corp.                                                11,000       46
   Marui Co. Ltd.                                                 2,300       38
   Matsushita Electric Industrial Co. Ltd.                       15,000      262
   Matsushita Electric Works Ltd.                                 2,000       19
   MEDICIO Holdings Co. Ltd. +                                      900       12
   Meiji Dairies Corp.                                            2,000       11
   Meiji Seika Kaisha Ltd.                                        3,000       15
   Meitec Corp.                                                     500       16
   Millea Holdings Inc.                                              11      162
   Minebea Co. Ltd.                                               3,000       12
   Mitsubishi Chemical Corp.                                     11,000       35
   Mitsubishi Corp.                                               9,000      149
   Mitsubishi Electric Corp.                                     15,000       81
   Mitsubishi Estate Co. Ltd.                                     8,000       96

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                           FAIR
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
Japan - 20.8% - (continued)
   Mitsubishi Gas Chemical Co.                                    4,000     $ 26
   Mitsubishi Heavy Industries Ltd.                              24,000       68
   Mitsubishi Logistics Corp. +                                   1,000       11
   Mitsubishi Materials Corp.                                     8,000       23
   Mitsubishi Rayon Co. Ltd.                                      7,000       31
   Mitsubishi Tokyo Financial Group, Inc.                            35      360
   Mitsui & Co. Ltd.                                             11,000      116
   Mitsui Chemicals, Inc.                                         4,000       24
   Mitsui Engineering & Shipbuilding Co. Ltd.                     6,000       12
   Mitsui Fudosan Co. Ltd.                                        6,000       77
   Mitsui Mining & Smelting Co. Ltd.                              6,000       30
   Mitsui O.S.K. Lines Ltd.                                       7,000       52
   Mitsui Sumitomo Insurance Co. Ltd.                             8,000       82
   Mitsui Trust Holding, Inc.                                     4,000       45
   Mitsukoshi Ltd. +                                              3,000       15
   Mitsumi Electric Co. Ltd. +                                    1,000       10
   Mizuho Financial Group, Inc.                                      60      335
   Murata Manufacturing Co. Ltd.                                  1,600       84
   Namco Ltd.                                                       600       10
   NEC Corp.                                                     15,000       81
   NEC Electronics Corp.                                            300       10
   NET One Systems Co. Ltd.                                           4       10
   NGK Insulators Ltd.                                            2,000       22
   NGK Spark Plug Co. Ltd.                                        1,000       14
   Nichii Gakkan Co. +                                              100        3
   Nichirei Corp.                                                 2,000        8
   Nidec Corp.                                                      400       46
   Nikko Cordial Corp.                                           13,000       64
   Nikon Corp. +                                                  2,000       24
   Nintendo Co. Ltd.                                                700       74
   Nippon Building Fund, Inc.                                         3       25
   Nippon Electric Glass Co. Ltd.                                 2,000       36
   Nippon Express Co. Ltd.                                        7,000       31
   Nippon Kayaku Co. Ltd.                                         1,000        7
   Nippon Meat Packers, Inc.                                      1,000       11
   Nippon Mining Holdings, Inc.                                   6,000       41
   Nippon Oil Corp.                                               8,000       65
   Nippon Sheet Glass Co. Ltd.                                    3,000       13
   Nippon Shokubai Co. Ltd.                                       1,000       10
   Nippon Steel Corp.                                            46,000      135
   Nippon Telegraph & Telephone Corp.                                38      165
   Nippon Unipac Holding                                              8       30
   Nippon Yusen Kabushiki Kaisha                                  7,000     $ 44
   Nishimatsu Construction Co. Ltd. +                             2,000        8
   Nissan Chemical Industries                                     1,000       12
   Nissan Motor Co. Ltd.                                         16,700      176
   Nisshin Seifun Group, Inc.                                     1,000       11
   Nisshin Steel Co. Ltd.                                        10,000       29
   Nisshinbo Industries, Inc.                                     1,000        8
   Nissin Food Products Co. Ltd.                                    700       18
   Nitto Denko Corp. +                                            1,100       70
   NOK Corp. +                                                    1,200       32
   Nomura Holdings, Inc.                                         13,000      179
   Nomura Research Institute Ltd.                                   200       21
   NSK Ltd.                                                       4,000       22
   NTN Corp.                                                      5,000       31
   NTT Data Corp. +                                                   8       28
   NTT DoCoMo, Inc.                                                 128      206
   Obayashi Corp.                                                 5,000       31
   Odakyu Electric Railway Co. Ltd. +                             5,000       27
   OJI Paper Co. Ltd.                                             5,000       26
   Oki Electric Industry Co. Ltd.                                 5,000       16
   Okumura Corp.                                                  2,000       12
   Olympus Corp.                                                  1,000       20
   Omron Corp.                                                    1,300       29
   Oracle Corp. Japan +                                             400       17
   Oriental Land Co. Ltd.                                           300       18
   ORIX Corp.                                                       500       82
   Osaka Gas Co. Ltd.                                            13,000       42
   Pioneer Corp. +                                                1,000       15
   Promise Co. Ltd.                                                 700       48
   QP Corp.                                                       1,400       12
   Rakuten, Inc.                                                     27       22
   Resona Holdings, Inc. *                                           35       75
   Ricoh Co. Ltd.                                                 4,000       62
   Rohm Co. Ltd.                                                    700       64
   Sanden Corp. +                                                 1,000        5
   Sankyo Co. Ltd. +                                              3,000       61
   Sankyo Co. Ltd. - Gunma                                          300       15
   Sanyo Electric Co. Ltd. +                                     13,000       34
   Sapporo Holdings Ltd. +                                        2,000        9
   SBI Holdings, Inc.                                                52       19
   Secom Co. Ltd.                                                 1,500       69
   Sega Sammy Holdings, Inc. +                                      500       37

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           FAIR
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
Japan - 20.8% - (continued)
   Seiko Epson Corp.                                                700     $ 22
   Seino Transportation Co. Ltd.                                  1,000        9
   Sekisui Chemical Co. Ltd.                                      4,000       26
   Sekisui House Ltd.                                             4,000       44
   Seven-Eleven Japan Co. Ltd.                                    3,000       89
   Sharp Corp.                                                    7,000      106
   Shimachu Co. Ltd.                                                400       10
   Shimamura Co. Ltd.                                               200       19
   Shimano, Inc.                                                    500       14
   Shimizu Corp.                                                  4,000       22
   Shin-Etsu Chemical Co. Ltd.                                    2,800      114
   Shinsei Bank Ltd.                                              6,000       37
   Shionogi & Co. Ltd.                                            2,000       26
   Shiseido Co. Ltd.                                              2,000       28
   Shizuoka Bank (The) Ltd.                                       4,000       37
   Showa Denko K.K.                                               7,000       21
   Showa Shell Sekiyu K.K.                                        1,000       12
   SMC Corp. of Japan                                               300       37
   Softbank Corp. +                                               1,600       82
   Sompo Japan Insurance, Inc.                                    6,000       69
   Sony Corp.                                                     7,200      241
   Stanley Electric Co. Ltd. +                                    1,000       16
   Sumitomo Bakelite Co. Ltd. +                                   1,000        7
   Sumitomo Chemical Co. Ltd.                                     9,000       50
   Sumitomo Corp.                                                 8,000       76
   Sumitomo Electric Industries Ltd.                              5,000       62
   Sumitomo Heavy Industries Ltd.                                 3,000       17
   Sumitomo Metal Industries Ltd.                                26,000       60
   Sumitomo Metal Mining Co. Ltd.                                 4,000       30
   Sumitomo Mitsui Financial Group, Inc.                             31      254
   Sumitomo Osaka Cement Co. Ltd.                                 3,000        8
   Sumitomo Realty & Development Co. Ltd.                         2,000       26
   Sumitomo Trust & Banking (The) Co. Ltd.                        8,000       56
   Suruga Bank (The) Ltd.                                         2,000       18
   Suzuken Co. Ltd.                                                 600       17
   T&D Holdings, Inc.                                             1,450       83
   Taiheiyo Cement Corp. +                                        5,400       18
   Taisei Corp.                                                   6,000       22
   Taisho Pharmaceutical Co. Ltd.                                 1,000       20
   Taiyo Nippon Sanso Corp.                                       2,000       12
   Taiyo Yuden Co. Ltd.                                           1,000       12
   Takara Holdings, Inc. +                                        1,000        6
   Takashimaya Co. Ltd.                                           2,000     $ 22
   Takeda Pharmaceutical Co. Ltd.                                 6,200      336
   Takefuji Corp.                                                   780       55
   Takuma Co. Ltd. +                                              1,000        7
   TDK Corp.                                                        800       60
   Teijin Ltd.                                                    7,000       37
   Teikoku Oil Co. Ltd. +                                         2,000       17
   Terumo Corp.                                                   1,100       32
   THK Co. Ltd. +                                                   800       18
   TIS, Inc. +                                                      500       15
   Tobu Railway Co. Ltd. +                                        6,000       23
   Toda Corp. +                                                   2,000        9
   Toho Co. Ltd. of Tokyo                                         1,700       26
   Tohoku Electric Power Co., Inc.                                2,900       63
   Tokyo Broadcasting System, Inc.                                  500       10
   Tokyo Electric Power Co., Inc.                                 8,200      202
   Tokyo Electron Ltd.                                            1,000       57
   Tokyo Gas Co. Ltd.                                            16,000       60
   Tokyo Style Co. Ltd.                                           1,000       11
   Tokyu Corp.                                                    7,000       33
   Tokyu Land Corp.                                               5,000       28
   TonenGeneral Sekiyu KK                                         2,000       22
   Toppan Printing Co. Ltd.                                       3,000       30
   Toray Industries, Inc.                                         8,000       37
   Toshiba Corp.                                                 19,000       75
   Tosoh Corp.                                                    4,000       16
   Toto Ltd. +                                                    2,000       16
   Toyo Seikan Kaisha Ltd.                                        1,000       15
   Toyobo Co. Ltd.                                                5,000       12
   Toyoda Gosei Co. Ltd. +                                          300        5
   Toyota Industries Corp.                                        1,800       51
   Toyota Motor Corp.                                            20,200      827
   Toyota Tsusho Corp.                                            1,000       18
   Trend Micro, Inc.                                                500       17
   Ube Industries Ltd. of Japan +                                 6,000       15
   UFJ Holdings, Inc. *                                              29      182
   Uni-Charm Corp. +                                                400       18
   UNY Co. Ltd.                                                   1,000       12
   USS Co. Ltd. +                                                   300       21
   West Japan Railway Co.                                            14       50
   World Co. Ltd.                                                   500       21
   Yahoo Japan Corp.                                                 24       57

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                           FAIR
                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
Japan - 20.8% - (continued)
   Yamada Denki Co. Ltd. +                                         600   $    39
   Yamaha Corp. +                                                1,000        17
   Yamaha Motor Co. Ltd.                                         1,000        19
   Yamato Transport Co. Ltd.                                     2,000        30
   Yamazaki Baking Co. Ltd.                                      1,000         9
   Yokogawa Electric Corp.                                       2,000        27
--------------------------------------------------------------------------------
                                                                          14,930
--------------------------------------------------------------------------------
Luxembourg - 0.1%
   Arcelor                                                       3,171        70
--------------------------------------------------------------------------------
Malaysia - 0.0%
   Promet BHD *                                                  4,000        --
--------------------------------------------------------------------------------
Netherlands - 5.1%
   ABN AMRO Holding N.V.                                        10,731       258
   Aegon N.V.                                                    9,199       130
   Akzo Nobel N.V.                                               1,527        63
   ASML Holding N.V. *                                           3,007        51
   Corio N.V.                                                      389        23
   DSM N.V.                                                        471        36
   Euronext N.V. +                                                 522        21
   European Aeronautic Defense & Space Co. +                     1,908        65
   Hagemeyer N.V. * +                                              914         2
   Hagemeyer N.V. QIB *                                          3,199         9
   Heineken N.V.                                                 1,523        49
   ING Groep N.V. - CVA                                         11,527       337
   James Hardie Industries N.V. +                                4,100        27
   Koninklijke Ahold N.V. *                                     10,447        93
   Koninklijke Philips Electronics N.V.                          8,095       213
   OCE N.V. +                                                      699        11
   Qiagen N.V. * +                                               1,100        14
   Randstad Holdings N.V. +                                        340        13
   Reed Elsevier N.V.                                            3,950        55
   Rodamco Europe N.V. +                                           364        31
   Royal Dutch Shell PLC, Class A                               28,980       945
   Royal Dutch Shell PLC, Class B                               19,040       646
   Royal KPN N.V.                                               11,779       112
   Royal Numico N.V. *                                             931        39
   SBM Offshore N.V.                                               269        22
   TNT N.V.                                                      2,650        68
   Unilever N.V. - CVA                                           3,516       243
   Vedior N.V. - CVA                                             1,033        15
   VNU N.V. +                                                    1,499        46
   Wereldhave N.V. +                                               175        18
   Wolters Kluwer N.V. - CVA                                     1,758       $33
--------------------------------------------------------------------------------
                                                                           3,688
--------------------------------------------------------------------------------
New Zealand - 0.2%
   Auckland International Airport Ltd.                           6,693        10
   Carter Holt Harvey Ltd.                                       5,625        10
   Contact Energy Ltd.                                           2,600        13
   Fisher & Paykel Appliances Holdings Ltd.                      1,920         5
   Fisher & Paykel Healthcare Corp.                              3,220         8
   Fletcher Building Ltd.                                        4,080        21
   NGC Holdings Ltd.                                             1,142         3
   Sky City Entertainment Group Ltd.                             4,000        14
   Sky Network Television Ltd. *                                 1,774         7
   Telecom Corp. of New Zealand Ltd.                            13,511        57
   Tower Ltd. *                                                  2,681         4
   Warehouse Group Ltd.                                          1,200         3
--------------------------------------------------------------------------------
                                                                             155
--------------------------------------------------------------------------------
Norway - 0.8%
   DnB Holding ASA                                               6,700        71
   Norsk Hydro ASA                                               1,120       120
   Norske Skogindustrier ASA +                                     900        16
   Orkla ASA                                                     1,350        54
   Schibsted ASA                                                   400        11
   Smedvig ASA, Class A +                                          300         7
   Statoil ASA +                                                 4,600       113
   Storebrand ASA                                                4,200        42
   Tandberg ASA +                                                1,000        12
   Telenor ASA                                                   5,450        50
   Tomra Systems ASA                                             1,500        10
   Yara International ASA                                        1,560        26
--------------------------------------------------------------------------------
                                                                             532
--------------------------------------------------------------------------------
Portugal - 0.3%
   Banco BPI S.A. (Registered)                                   3,400        15
   Banco Comercial Portugues S.A. (Registered)                  12,088        32
   Banco Espirito Santo S.A. (Registered)                          918        15
   Brisa-Auto Estradas de Portugal S.A. +                        2,400        20
   Cimpor Cimentos de Portugal S.A.                              1,400         8
   Electricidade de Portugal S.A. +                             12,701        36
   Jeronimo Martins, SGPS, S.A.                                    394         6
   Portugal Telecom, SGPS, S.A. (Registered)                     6,246        59
   PT Multimedia Servicos de Telecomunicacoes e
      Multimedia SGPS S.A.                                         800         8

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           FAIR
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
Portugal - 0.3% - (continued)
   Sonae, SGPS, S.A.                                              8,900   $   14
--------------------------------------------------------------------------------
                                                                             213
--------------------------------------------------------------------------------
Singapore - 0.9%
   Allgreen Properties Ltd.                                       4,000        3
   CapitaLand Ltd. +                                             16,500       29
   Chartered Semiconductor Manufacturing Ltd. *                   8,500        6
   City Developments Ltd.                                         4,000       20
   ComfortDelgro Corp. Ltd.                                      12,000       10
   Creative Technology Ltd.                                         200        2
   Datacraft Asia Ltd. *                                          2,000        2
   DBS Group Holdings Ltd.                                       10,198       95
   Fraser and Neave Ltd.                                          2,530       25
   Haw Par Corp. Ltd.                                               711        2
   Jardine Cycle & Carriage Ltd.                                  1,393        9
   Keppel Corp. Ltd.                                              4,250       29
   Keppel Land Ltd.                                               3,000        6
   Neptune Orient Lines Ltd.                                      7,370       14
   Oversea-Chinese Banking Corp.                                 17,152       64
   Parkway Holdings Ltd.                                          5,000        6
   SembCorp Industries Ltd.                                       7,044       12
   SembCorp Logistics Ltd.                                        1,678        2
   SembCorp Marine Ltd.                                           4,000        7
   Singapore Airlines Ltd.                                        5,000       35
   Singapore Exchange Ltd.                                        6,000        8
   Singapore Land Ltd.                                            1,000        3
   Singapore Press Holdings Ltd.                                 10,295       28
   Singapore Technologies Engineering Ltd.                       11,000       17
   Singapore Telecommunications Ltd.                             58,500       90
   SMRT Corp. Ltd.                                                5,000        3
   STATS ChipPAC Ltd. *                                           2,000        1
   United Overseas Bank Ltd.                                      7,392       63
   United Overseas Land Ltd. +                                    4,039        6
   Venture Corp. Ltd.                                             2,000       18
   Wing Tai Holdings Ltd.                                         3,500        3
--------------------------------------------------------------------------------
                                                                             618
--------------------------------------------------------------------------------
Spain - 3.4%
   Abertis Infraestructuras S.A. +                                1,445       38
   Acciona S.A.                                                     227       25
   Acerinox S.A.                                                  2,108       31
   ACS Actividades Cons y Serv                                    1,534       46
   Altadis S.A.                                                   1,677       73
   Antena 3 de Television S.A.                                      544       11
   Banco Bilbao Vizcaya Argentaria S.A.                          23,175   $  386
   Banco Popular Espanol S.A.                                     5,282       65
   Banco Santander Central Hispano S.A.                          39,024      479
   Corporacion Mapfre S.A.                                          889       15
   Endesa S.A.                                                    5,867      133
   Fomento de Construcciones y Contratas S.A.                       426       25
   Gas Natural SDG S.A.                                           1,112       33
   Grupo Ferrovial S.A.                                             501       39
   Iberdrola S.A.                                                 5,531      142
   Iberia (Lineas Aereas de Espana)                               3,800       10
   Inditex S.A.                                                   1,343       37
   Indra Sistemas S.A. +                                            844       17
   Metrovacesa S.A.                                                 463       31
   NH Hoteles S.A.                                                  800       12
   Promotora de Informaciones S.A. (Prisa) +                        600       11
   Repsol YPF S.A.                                                6,486      192
   Sacyr Vallehermoso S.A.                                          682       18
   Sociedad General de Aguas de Barcelona S.A.,
      Class A                                                       535       12
   Sogecable S.A. *                                                 347       12
   Telefonica Publicidad e Informacion S.A.                       1,400       12
   Telefonica S.A.                                               29,739      493
   Union Fenosa S.A.                                              1,324       39
   Zeltia S.A.                                                    1,300        9
--------------------------------------------------------------------------------
                                                                           2,446
--------------------------------------------------------------------------------
Sweden - 2.4%
   Alfa Laval AB                                                    600       10
   Assa Abloy AB, Class B +                                       2,300       31
   Atlas Copco AB, Class A +                                      2,300       40
   Atlas Copco AB, Class B                                        1,800       28
   Axfood AB +                                                      200        5
   Billerud A.B. +                                                  500        6
   Castellum AB                                                     300       11
   Electrolux AB, Class B +                                       1,923       43
   Eniro AB                                                       2,400       27
   Fabege AB +                                                      500        9
   Gambro AB, Class A +                                           2,000       29
   Gambro AB, Class B                                               800       11
   Getinge AB, Class B                                            1,600       22
   Hennes & Mauritz AB, Class B                                   3,290      115
   Hoganas AB, Class B                                              200        5
   Holmen AB, Class B                                               400       12

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                           FAIR
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
Sweden - 2.4% - (continued)
   Modern Times Group AB, Class B * +                               400   $   14
   Nordea Bank AB                                                16,200      158
   OMX AB *                                                         400        5
   Sandvik AB +                                                   1,400       62
   SAS AB * +                                                       600        6
   Scania AB, Class B                                               700       25
   Securitas AB, Class B                                          2,600       42
   Skandia Forsakrings AB                                         7,110       39
   Skandinaviska Enskilda Banken AB, Class A                      3,900       71
   Skanska AB, Class B                                            3,300       43
   SKF AB, Class B *                                              4,444       55
   SSAB Svenskt Stal AB, Series A                                   450       12
   SSAB Svenskt Stal AB, Series B                                   180        5
   Svenska Cellulosa AB, Class B                                  1,700       61
   Svenska Handelsbanken AB, Class A                              3,600       79
   Swedish Match AB                                               2,300       29
   Tele2 AB, Class B +                                            3,300       36
   Telefonaktiebolaget LM Ericsson, Class B                     114,840      401
   TeliaSonera AB                                                12,900       65
   Trelleborg AB, Class B                                           600       10
   Volvo AB, Class A                                                900       37
   Volvo AB, Class B                                              1,600       69
   Wihlborgs Fastigheter AB *                                       105        3
   WM-Data AB, Class B                                            2,100        6
--------------------------------------------------------------------------------
                                                                           1,737
--------------------------------------------------------------------------------
Switzerland - 6.8%
   ABB Ltd. *                                                    16,193      118
   Adecco S.A. (Registered)                                         930       45
   Ciba Specialty Chemicals A.G. (Registered)                       478       29
   Clariant A.G. (Registered) *                                   1,950       28
   Compagnie Financiere Richemont A.G., Class A                   3,984      152
   Credit Suisse Group                                            8,904      388
   Geberit A.G. (Registered)                                         29       21
   Givaudan S.A. (Registered)                                        63       40
   Holcim Ltd. (Registered)                                       1,305       85
   Kudelski S.A. (Bearer) *                                         300       12
   Kuoni Reisen Holding (Registered) *                               27       10
   Logitech International S.A. *                                    800       30
   Lonza Group A.G. (Registered)                                    378       22
   Nestle S.A. (Registered)                                       3,068      863
   Nobel Biocare Holding A.G.                                       206       45
   Novartis A.G. (Registered)                                    17,953      874
   Phonak Holding A.G. (Registered)                                 419   $   16
   Roche Holding A.G. (Genusschein)                               5,215      723
   Schindler Holding A.G.                                            50       20
   Serono S.A., Class B                                              55       37
   SGS Societe Generale de Surveillance Holdings
      S.A. (Registered)                                              30       23
   STMicroelectronics N.V. +                                      4,971       82
   Sulzer A.G. (Registered)                                          40       19
   Swatch Group A.G. (Registered)                                   500       14
   Swatch Group A.G., Class B                                       238       33
   Swiss Reinsurance (Registered)                                 2,214      143
   Swisscom A.G. (Registered)                                       159       54
   Syngenta A.G. * +                                                735       78
   Synthes, Inc.                                                    326       39
   UBS A.G. (Registered)                                          8,042      661
   Unaxis Holding A.G. (Registered) *                                75       11
   Valora Holding A.G. *                                             35        7
   Zurich Financial Services A.G. *                               1,083      192
--------------------------------------------------------------------------------
                                                                           4,914
--------------------------------------------------------------------------------
United Kingdom - 21.6%
   3i Group PLC                                                   3,733       47
   Aegis Group PLC                                               10,000       21
   Aggreko PLC                                                    2,000        8
   Alliance Unichem PLC                                           1,673       25
   Amec PLC                                                       3,047       20
   Amvescap PLC                                                   4,582       30
   Anglo American PLC                                             9,636      244
   ARM Holdings PLC                                               9,000       19
   Associated British Ports Holdings PLC                          2,001       17
   AstraZeneca PLC                                               11,394      522
   Aviva PLC                                                     17,095      189
   BAA PLC                                                        6,726       74
   BAE Systems PLC                                               20,158      119
   Balfour Beatty PLC                                             4,158       25
   Barclays PLC                                                  44,343      443
   Barratt Developments PLC                                       1,508       19
   BBA Group PLC                                                  5,041       28
   Bellway PLC                                                      656       10
   Berkeley Group Holdings PLC *                                  1,000       16
   BG Group PLC                                                  24,667      223
   BHP Billiton PLC                                              17,689      264
   BOC Group PLC                                                  3,691       70

EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           FAIR
                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 21.6% - (continued)
   Boots Group PLC                                                4,609   $   51
   BP PLC                                                       148,766    1,695
   BPB PLC                                                        3,139       42
   Brambles Industries PLC                                        5,962       36
   British Airways PLC *                                          4,720       24
   British American Tobacco PLC                                  11,529      233
   British Land Co. PLC                                           3,255       52
   British Sky Broadcasting PLC                                   9,309       96
   BT Group PLC                                                  60,293      235
   Bunzl PLC                                                      3,150       31
   Cable & Wireless PLC                                          15,192       42
   Cadbury Schweppes PLC                                         13,014      129
   Capita Group PLC                                               5,452       36
   Carnival PLC                                                   1,070       56
   Cattles PLC                                                    3,000       16
   Centrica PLC                                                  23,468      106
   Close Brothers Group PLC                                       1,000       14
   Cobham PLC                                                     7,210       18
   Compass Group PLC                                             16,580       74
   Corus Group PLC *                                             30,906       27
   Daily Mail & General Trust, Class A                            2,424       29
   Davis Service Group PLC                                        1,666       13
   De La Rue PLC                                                  1,665       11
   Diageo PLC                                                    21,453      308
   Dixons Group PLC                                              11,961       33
   Electrocomponents PLC                                          5,928       28
   Emap PLC                                                       2,118       31
   EMI Group PLC                                                  6,505       31
   Enterprise Inns PLC                                            2,879       43
   Exel PLC                                                       2,457       45
   FirstGroup PLC                                                 4,000       23
   FKI PLC                                                        5,000       10
   Friends Provident PLC                                         11,970       38
   Gallaher Group PLC                                             5,036       77
   GKN PLC                                                        6,646       35
   GlaxoSmithKline PLC                                           41,187    1,000
   Great Portland Estates PLC                                     1,440        9
   Group 4 Securicor PLC *                                        9,932       28
   GUS PLC                                                        7,420      122
   Hammerson PLC                                                  2,284       37
   Hanson PLC                                                     4,719       49
   Hays PLC                                                      13,942       33
   HBOS PLC                                                      26,948   $  423
   Hilton Group PLC                                               9,962       57
   HSBC Holdings PLC                                             78,461    1,266
   ICAP PLC                                                       5,339       31
   IMI PLC                                                        3,000       24
   Imperial Chemical Industries PLC                               7,480       39
   Imperial Tobacco Group PLC                                     5,340      149
   Inchcape PLC                                                     590       22
   Intercontinental Hotels Group PLC                              2,989       40
   International Power PLC *                                     12,069       51
   Intertek Group PLC                                               942       13
   Invensys PLC *                                                51,179       14
   ITV PLC                                                       31,727       67
   J Sainsbury PLC                                                8,786       45
   Johnson Matthey PLC                                            1,423       29
   Kelda Group PLC                                                3,099       38
   Kesa Electricals PLC                                           4,842       23
   Kingfisher PLC                                                17,850       81
   Land Securities Group PLC                                      3,535       91
   Legal & General Group PLC                                     40,951       82
   Liberty International PLC +                                    1,558       27
   Lloyds TSB Group PLC                                          39,825      328
   LogicaCMG PLC                                                  6,344       20
   London Stock Exchange PLC                                        872        9
   Man Group PLC                                                  1,839       55
   Marconi Corp. PLC *                                            1,538        8
   Marks & Spencer Group PLC                                     10,397       67
   Meggitt PLC                                                    3,056       17
   MFI Furniture PLC                                              5,000       10
   Misys PLC                                                      5,008       20
   Mitchells & Butlers PLC                                        4,494       30
   National Express Group PLC                                       630        9
   National Grid PLC                                             18,456      175
   Next PLC                                                       1,684       46
   Pearson PLC                                                    5,040       61
   Peninsular & Oriental Steam Navigation (The) Co.               4,803       28
   Persimmon PLC +                                                2,261       34
   Pilkington PLC                                                 8,974       21
   Provident Financial PLC                                        1,648       19
   Prudential PLC                                                17,278      158
   Punch Taverns PLC                                              1,780       25
   Rank Group PLC                                                 4,031       21

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                           FAIR
                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 21.6% - (continued)
   Reckitt Benckiser PLC                                         4,514   $   140
   Reed Elsevier PLC                                             7,999        75
   Rentokil Initial PLC                                         14,911        44
   Reuters Group PLC                                             9,012        59
   Rexam PLC                                                     4,538        41
   Rio Tinto PLC                                                 7,613       271
   Rolls-Royce Group PLC *                                       9,910        60
   Royal & Sun Alliance Insurance Group PLC                     22,259        37
   Royal Bank of Scotland Group PLC                             22,357       654
   SABMiller PLC                                                 5,531        98
   Sage Group PLC                                               10,559        44
   Schroders PLC                                                   690        11
   Scottish & Newcastle PLC                                      4,910        41
   Scottish & Southern Energy PLC                                5,393        96
   Scottish Power PLC                                           11,710       106
   Serco Group PLC                                               4,000        19
   Severn Trent PLC                                              2,801        49
   Signet Group PLC                                             11,211        22
   Slough Estates PLC                                            2,720        27
   Smith & Nephew PLC                                            6,956        67
   Smiths Group PLC                                              3,633        60
   SSL International PLC                                         2,000        10
   Stagecoach Group PLC                                          7,144        14
   Tate & Lyle PLC                                               3,575        30
   Taylor Woodrow PLC                                            3,816        22
   Tesco PLC                                                    55,264       326
   TI Automotive Ltd., Class A *                                 5,000        --
   Tomkins PLC                                                   4,998        25
   Travis Perkins PLC                                              951        27
   Trinity Mirror PLC                                            2,462        28
   Unilever PLC                                                 18,606       188
   United Business Media PLC                                     2,114        21
   United Utilities PLC +                                        5,450        63
   Vodafone Group PLC                                          447,185     1,229
   Whitbread PLC                                                 1,652        30
   William Hill PLC                                              3,000        32
   Wimpey (George) PLC                                           2,522        19
   Wolseley PLC                                                  3,701        76
   WPP Group PLC                                                 7,441   $    77
   Yell Group PLC                                                4,419        36
--------------------------------------------------------------------------------
                                                                          15,526
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $58,984)                                                            66,075

--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
--------------------------------------------------------------------------------
Germany - 0.2%
   Fresenius Medical Care A.G.                                     250        19
   Henkel KGaA                                                     365        35
   Porsche A.G.                                                     49        38
   ProSieben SAT.1 Media A.G. +                                    675        12
   RWE A.G.                                                        350        20
   Volkswagen A.G.                                                 647        26
--------------------------------------------------------------------------------
                                                                             150
--------------------------------------------------------------------------------
Total Preferred Stocks
--------------------------------------------------------------------------------
(Cost $105)                                                                  150

--------------------------------------------------------------------------------
Total Long-Term Investments /(1)/
--------------------------------------------------------------------------------
(Cost $59,089)                                                            66,225

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY -11.6%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(2)/                          8,355,869     8,356
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $8,356)                                                              8,356

EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.2%
--------------------------------------------------------------------------------
   KBC Bank N.V., London, Eurodollar
      Time Deposit,
      3.59%, 9/1/05                                            $3,721   $ 3,721
   U.S. Treasury Bill,/(3)/
      3.27%, 12/1/05                                              745       739
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $4,460)                                                             4,460
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments - 110.1%
--------------------------------------------------------------------------------
(Cost $71,905)                                                           79,041
   Liabilities less Other Assets - (10.1)%                               (7,254)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $71,787

/(1)/ At August 31, 2005, the value of these fair valued securities amount to approximately $64,292,000 or 97.1% of long-term investments. In accordance with the Fund's prospectus, adjustment factors were provided by an independent evaluation service to determine the value of these securities.
/(2)/ Investment relates to cash collateral received from portfolio securities loaned.
/(3)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At August 31, 2005, the International Equity Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE                     CONTRACTS    (000S)    POSITION     EXP.       (000S)
--------------------------------------------------------------------------------
EuroStoxx-50                    62     $2,501       Long       9/05         $ 72
FTSE 100                        14      1,336       Long       9/05           54
Hang Seng Index                  2        192       Long       9/05           --
SPI 200                          2        167       Long       9/05            5
TOPIX Index                     11      1,263       Long       9/05          108
--------------------------------------------------------------------------------
Total                                                                       $239

At August 31, 2005, the industry sectors for the International Equity Index Portfolio were:

--------------------------------------------------------------------------------
                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     12.2%
Consumer Staples                                                            8.1
Energy                                                                      9.1
Financials                                                                 27.0
Health Care                                                                 8.2
Industrials                                                                10.4
Information Technology                                                      5.8
Materials                                                                   7.5
Telecommunication Services                                                  6.6
Utilities                                                                   5.1
--------------------------------------------------------------------------------
Total                                                                     100.0%

At August 31, 2005, the International Equity Index Portfolio's investments were denominated in the following currencies:

--------------------------------------------------------------------------------
                                                                  % OF LONG-TERM
CONCENTRATION BY CURRENCY                                           INVESTMENTS
--------------------------------------------------------------------------------
European Euro                                                              31.7%
United Kingdom Pound                                                       25.9
Japanese Yen                                                               22.5
Swiss Franc                                                                 7.3
Australian Dollar                                                           5.5
All other currencies less than 5%                                           7.1
--------------------------------------------------------------------------------
Total                                                                     100.0%

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

At August 31, 2005, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

                        AMOUNT       IN        AMOUNT
CONTRACTS               (LOCAL    EXCHANGE     (LOCAL                 UNREALIZED
TO DELIVER            CURRENCY)      FOR     CURRENCY)   SETTLEMENT      GAIN
CURRENCY                (000S)    CURRENCY     (000S)       DATE        (000S)
--------------------------------------------------------------------------------
U.S.
Dollar                    2,100   Euro           1,738      9/20/05          $46
                                  United
U.S.                              Kingdom
Dollar                    1,200   Pound            688      9/20/05           39
U.S.                              Japanese
Dollar                    1,100   Yen          122,387      9/20/05            8
U.S.                              Swedish
Dollar                       10   Kroner            76       9/2/05           --
--------------------------------------------------------------------------------
Total                                                                        $93

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $71,905
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $ 7,557
Gross tax depreciation of investments                                      (421)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $ 7,136
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.5%
--------------------------------------------------------------------------------
Advertising - 2.2%
   Getty Images, Inc. * +                                         1,900     $163
--------------------------------------------------------------------------------
Aerospace/Defense - 2.2%
   Esterline Technologies Corp. *                                 3,900      170
--------------------------------------------------------------------------------
Banks - 1.7%
   East-West Bancorp, Inc.                                        2,800       95
   PrivateBancorp, Inc.                                           1,000       34
--------------------------------------------------------------------------------
                                                                             129
--------------------------------------------------------------------------------
Biotechnology - 2.3%
   Serologicals Corp. * +                                         7,400      176
--------------------------------------------------------------------------------
Commercial Services - 11.2%
   Alliance Data Systems Corp. *                                  3,000      126
   Bright Horizons Family Solutions, Inc. *                       4,100      161
   Copart, Inc. *                                                 7,900      195
   Corporate Executive Board Co.                                  2,800      226
   Labor Ready, Inc. *                                            6,400      146
--------------------------------------------------------------------------------
                                                                             854
--------------------------------------------------------------------------------
Computers - 1.6%
   CACI International, Inc., Class A *                              900       56
   Manhattan Associates, Inc. *                                   3,000       64
--------------------------------------------------------------------------------
                                                                             120
--------------------------------------------------------------------------------
Diversified Financial Services - 1.7%
   Calamos Asset Management, Inc., Class A                        3,600       97
   First Marblehead Corp. (The) * +                               1,200       35
--------------------------------------------------------------------------------
                                                                             132
--------------------------------------------------------------------------------
Electronics - 1.9%
   Flir Systems, Inc. * +                                         2,800       90
   NAM TAI Electronics, Inc.                                      2,200       52
--------------------------------------------------------------------------------
                                                                             142
--------------------------------------------------------------------------------
Entertainment - 5.9%
   Great Wolf Resorts, Inc. * +                                   8,000       92
   Lions Gate Entertainment Corp. * +                            16,700      159
   Shuffle Master, Inc. * +                                       3,500       86
   Station Casinos, Inc.                                          1,700      114
--------------------------------------------------------------------------------
                                                                             451
--------------------------------------------------------------------------------
Environmental Control - 1.7%
   Stericycle, Inc. * +                                           2,200      128
--------------------------------------------------------------------------------
Food - 2.1%
   United Natural Foods, Inc. * +                                 4,600      156
--------------------------------------------------------------------------------
Healthcare - Products - 12.7%
   Advanced Medical Optics, Inc. *                                2,800      110
   American Medical Systems Holdings, Inc. *                      6,300      129
   Gen-Probe, Inc. *                                              3,900     $178
   IDEXX Laboratories, Inc. *                                     3,300      211
   Lifeline Systems, Inc. * +                                     2,400       81
   Respironics, Inc. *                                            3,000      117
   Sybron Dental Specialties, Inc. *                              3,600      140
--------------------------------------------------------------------------------
                                                                             966
--------------------------------------------------------------------------------
Healthcare - Services - 4.6%
   Pediatrix Medical Group, Inc. *                                2,000      148
   Psychiatric Solutions, Inc. * +                                2,300      110
   Sierra Health Services * +                                     1,400       94
--------------------------------------------------------------------------------
                                                                             352
--------------------------------------------------------------------------------
Insurance - 1.4%
   Selective Insurance Group, Inc. +                              2,300      109
--------------------------------------------------------------------------------
Internet - 0.8%
   Websense, Inc. *                                               1,200       60
--------------------------------------------------------------------------------
Leisure Time - 1.2%
   Life Time Fitness, Inc. * +                                    2,800       94
--------------------------------------------------------------------------------
Lodging - 2.0%
   La Quinta Corp. *                                             18,000      152
--------------------------------------------------------------------------------
Machinery - Diversified - 1.4%
   Zebra Technologies Corp., Class A *                            2,800      105
--------------------------------------------------------------------------------
Oil & Gas - 4.8%
   InterOil Corp. * +                                             2,000       48
   Range Resources Corp.                                          5,700      198
   Rowan Cos., Inc.                                               3,200      119
--------------------------------------------------------------------------------
                                                                             365
--------------------------------------------------------------------------------
Oil & Gas Services - 3.9%
   Cal Dive International, Inc. * +                               3,300      206
   Veritas DGC, Inc. * +                                          2,800       90
--------------------------------------------------------------------------------
                                                                             296
--------------------------------------------------------------------------------
Pharmaceuticals - 3.6%
   MGI Pharma, Inc. * +                                           2,200       60
   Salix Pharmaceuticals Ltd. * +                                 3,000       61
   VCA Antech, Inc. *                                             6,300      151
--------------------------------------------------------------------------------
                                                                             272
--------------------------------------------------------------------------------
REITS - 1.8%
   Centerpoint Properties Trust                                   3,300      139
--------------------------------------------------------------------------------
Restaurants - 1.7%
   Applebee's International, Inc.                                 5,800      128
--------------------------------------------------------------------------------
Retail - 2.5%
   Dick's Sporting Goods, Inc. * +                                3,600      114

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.5% - CONTINUED
--------------------------------------------------------------------------------
Retail - 2.5% - (continued)
   Talbots, Inc.                                                 2,400   $   74
--------------------------------------------------------------------------------
                                                                            188
--------------------------------------------------------------------------------
Semiconductors - 5.4%
   ATI Technologies, Inc. * +                                    5,600       68
   Formfactor, Inc. * +                                          2,200       60
   QLogic Corp. *                                                2,900      100
   Sigmatel, Inc. * +                                            2,800       54
   Silicon Laboratories, Inc. * +                                2,000       62
   Varian Semiconductor Equipment Associates, Inc. *             1,400       64
--------------------------------------------------------------------------------
                                                                            408
--------------------------------------------------------------------------------
Software - 9.0%
   Ansys, Inc. *                                                 3,000      113
   Certegy, Inc.                                                 2,800       96
   Cognos, Inc. *                                                3,400      123
   Global Payments, Inc.                                         2,300      151
   Quest Software, Inc. * +                                      7,500      102
   THQ, Inc. * +                                                 2,900       98
--------------------------------------------------------------------------------
                                                                            683
--------------------------------------------------------------------------------
Telecommunications - 0.6%
   Plantronics, Inc.                                             1,500       49
--------------------------------------------------------------------------------
Transportation - 4.6%
   Hunt (J.B.) Transport Services, Inc.                          8,100      146
   Universal Truckload Services, Inc. * +                        3,200       55
   UTI Worldwide, Inc.                                           1,900      144
--------------------------------------------------------------------------------
                                                                            345
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $6,453)                                                             7,332

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 28.9%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                          2,197,198    2,197
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $2,197)                                                             2,197

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 4.1%
--------------------------------------------------------------------------------
   KBC Bank N.V., London, Eurodollar
      Time Deposit,
      3.59%, 9/1/05                                              $309   $   309
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $309)                                                                 309

--------------------------------------------------------------------------------
Total Investments - 129.5%
--------------------------------------------------------------------------------
(Cost $8,959)                                                             9,838
   Liabilities less Other Assets - (29.5)%                               (2,239)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $ 7,599

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security.
+    Security is either wholly or partially on loan.

At August 31, 2005, the industry sectors for the Small Company Growth Portfolio were:

--------------------------------------------------------------------------------
                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                      INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     18.2%
Consumer Staples                                                            2.1
Energy                                                                      9.0
Financials                                                                  6.9
Health Care                                                                24.2
Industrials                                                                16.5
Information Technology                                                     23.1
--------------------------------------------------------------------------------
Total                                                                     100.0%

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                          $8,959
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                    $1,103
Gross tax depreciation of investments                                      (224)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                      $  879
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1%
--------------------------------------------------------------------------------
Advertising - 0.3%
   Advo, Inc.                                                     1,780     $ 58
   Catalina Marketing Corp. * +                                   2,889       69
   FTD Group, Inc. *                                              1,020       12
   Greenfield Online, Inc. * +                                    1,200       11
   Marchex, Inc. * +                                              1,300       19
   ValueVision Media, Inc., Class A * +                           1,431       19
   Ventiv Health, Inc. *                                          1,519       35
--------------------------------------------------------------------------------
                                                                             223
--------------------------------------------------------------------------------
Aerospace/Defense - 1.3%
   AAR Corp. *                                                    1,943       34
   Argon ST, Inc. * +                                               454       14
   Armor Holdings, Inc. * +                                       1,971       84
   BE Aerospace, Inc. *                                           3,305       52
   Curtiss-Wright Corp.                                           1,244       80
   DRS Technologies, Inc.                                         1,591       82
   EDO Corp.                                                        861       24
   Engineered Support Systems, Inc.                               2,355       80
   Esterline Technologies Corp. *                                 1,406       61
   GenCorp, Inc. * +                                              3,076       58
   Heico Corp. +                                                  1,147       28
   Herley Industries, Inc. *                                        893       19
   Innovative Solutions & Supports, Inc. * +                        900       15
   Kaman Corp., Class A +                                         1,290       31
   Moog, Inc., Class A *                                          1,985       63
   MTC Technologies, Inc. * +                                       504       17
   Orbital Sciences Corp. * +                                     3,377       41
   Sequa Corp., Class A * +                                         326       22
   Teledyne Technologies, Inc. *                                  1,991       77
   Triumph Group, Inc. *                                            901       35
   United Industrial Corp. of New York +                            581       20
--------------------------------------------------------------------------------
                                                                             937
--------------------------------------------------------------------------------
Agriculture - 0.3%
   Alico, Inc. * +                                                  292       15
   Alliance One International, Inc. +                             4,578       18
   Andersons (The), Inc. +                                          300        9
   Delta & Pine Land Co.                                          2,111       54
   Maui Land & Pineapple Co., Inc. * +                              252        9
   Tejon Ranch Co. * +                                              401       20
   Universal Corp. of Virginia                                    1,579       66
   Vector Group Ltd. +                                            1,428       29
--------------------------------------------------------------------------------
                                                                             220
--------------------------------------------------------------------------------
Airlines - 0.5%
   Airtran Holdings, Inc. * +                                     5,112     $ 53
   Alaska Air Group, Inc. *                                       1,575       53
   America West Holdings Corp., Class B * +                       2,034       14
   Continental Airlines, Inc., Class B * +                        3,955       53
   Delta Air Lines, Inc. * +                                      7,300        9
   ExpressJet Holdings, Inc. *                                    2,327       22
   Frontier Airlines, Inc. *                                      2,040       22
   Mesa Air Group, Inc. * +                                       1,716       14
   Northwest Airlines Corp. * +                                   5,154       26
   Pinnacle Airlines Corp. * +                                    1,100       11
   Republic Airways Holdings, Inc. * +                              700        9
   Skywest, Inc.                                                  3,387       80
   World Air Holdings, Inc. *                                     1,600       16
--------------------------------------------------------------------------------
                                                                             382
--------------------------------------------------------------------------------
Apparel - 0.8%
   Carter's, Inc. *                                               1,000       54
   Cherokee, Inc.                                                   523       17
   Deckers Outdoor Corp. * +                                        554       13
   DHB Industries, Inc. * +                                       1,662        8
   Guess?, Inc. *                                                   900       19
   Gymboree Corp. * +                                             1,816       28
   Hartmarx Corp. *                                               1,200       11
   K-Swiss, Inc., Class A                                         1,414       43
   Kellwood Co.                                                   1,592       39
   Oxford Industries, Inc. +                                        798       37
   Perry Ellis International, Inc. *                                436       11
   Phillips-Van Heusen Corp.                                      1,827       61
   Russell Corp.                                                  1,859       34
   Skechers U.S.A., Inc., Class A * +                             1,231       21
   Steven Madden Ltd. * +                                           745       18
   Stride Rite Corp.                                              2,177       28
   Warnaco Group (The), Inc. *                                    2,721       68
   Weyco Group, Inc. +                                              504       10
   Wolverine World Wide, Inc.                                     3,362       71
--------------------------------------------------------------------------------
                                                                             591
--------------------------------------------------------------------------------
Auto Manufacturers - 0.1%
   A.S.V., Inc. * +                                               1,008       24
   Wabash National Corp.                                          1,835       38
--------------------------------------------------------------------------------
                                                                              62
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.8%
   Accuride Corp. *                                                 700       10
   Aftermarket Technology Corp. * +                               1,168       20

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.8% - (continued)
   American Axle & Manufacturing Holdings, Inc. +                 2,400     $ 62
   ArvinMeritor, Inc.                                             4,100       76
   Bandag, Inc. +                                                   678       29
   Commercial Vehicle Group, Inc. *                                 800       17
   Cooper Tire & Rubber Co. +                                     3,541       60
   Hayes Lemmerz International, Inc. * +                          2,400       16
   Keystone Automotive Industries, Inc. * +                         861       26
   Modine Manufacturing Co.                                       2,037       72
   Noble International Ltd. +                                       500       12
   Standard Motor Products, Inc. +                                  700        7
   Strattec Security Corp. *                                        284       15
   Superior Industries International, Inc. +                      1,334       30
   Tenneco Automotive, Inc. *                                     2,492       45
   Titan International, Inc. +                                      800       11
   Visteon Corp.                                                  7,425       73
--------------------------------------------------------------------------------
                                                                             581
--------------------------------------------------------------------------------
Banks - 8.0%
   1st Source Corp. +                                               687       16
   ABC Bancorp +                                                  1,000       19
   Alabama National Bancorp                                         818       54
   Amcore Financial, Inc. +                                       1,441       45
   Amegy Bancorp, Inc. +                                          4,002       90
   AmericanWest Bancorp * +                                         631       14
   Ames National Corp. +                                            300        9
   Arrow Financial Corp. +                                          578       16
   Bancfirst Corp.                                                  159       14
   BancorpSouth, Inc.                                             4,500      101
   BancTrust Financial Group, Inc. +                                587       13
   Bank Mutual Corp.                                              3,459       38
   Bank of Granite Corp. +                                        1,077       21
   Bank of the Ozarks, Inc. +                                       708       24
   Banner Corp. +                                                   597       17
   Boston Private Financial Holdings, Inc. +                      1,692       45
   Camden National Corp. +                                          569       22
   Capital City Bank Group, Inc. +                                  737       27
   Capital Corp. of the West +                                      756       24
   Capital Crossing Bank * +                                        200        7
   Capitol Bancorp Ltd. +                                           562       19
   Cardinal Financial Corp. * +                                   1,100       11
   Cascade Bancorp +                                                992       21
   Cathay Bancorp, Inc.                                           2,650       89
   Center Financial Corp.                                           840       21
   Central Coast Bancorp * +                                      1,025     $ 21
   Central Pacific Financial Corp.                                1,697       59
   Chemical Financial Corp.                                       1,510       49
   Chittenden Corp.                                               2,776       75
   Citizens & Northern Corp. +                                      300        9
   Citizens Banking Corp. of Michigan                             2,508       76
   City Holding Co. +                                               953       35
   CityBank Lynwood of Washington +                                 465       15
   Coastal Financial Corp. +                                      1,074       16
   CoBiz, Inc. +                                                    806       15
   Colony Bankcorp, Inc. +                                          200        5
   Columbia Bancorp                                                 468       19
   Columbia Banking Systems, Inc. +                                 971       26
   Commercial Bankshares, Inc. of Florida +                         100        4
   Community Bank System, Inc. +                                  1,626       38
   Community Banks, Inc.                                          1,283       36
   Community Trust Bancorp, Inc. +                                  745       24
   Corus Bankshares, Inc. +                                       1,102       64
   CVB Financial Corp.                                            2,792       55
   Enterprise Financial Services Corp. * +                          300        7
   EuroBancshares, Inc. * +                                         400        6
   Farmers Capital Bank Corp. +                                     509       17
   Financial Institutions, Inc. +                                   685       11
   First Bancorp of North Carolina +                                672       14
   First BanCorp of Puerto Rico +                                 4,000       74
   First Busey Corp. +                                            1,113       22
   First Charter Corp. +                                          1,762       41
   First Citizens Bancshares, Inc., Class A                         299       49
   First Commonwealth Financial Corp. +                           4,180       57
   First Community Bancorp of California                            800       38
   First Community Bancshares, Inc. +                               599       18
   First Financial Bancorp +                                      2,100       38
   First Financial Bankshares, Inc. +                             1,134       39
   First Financial Corp. of Indiana +                               766       22
   First Indiana Corp. +                                            640       22
   First Merchants Corp. +                                        1,138       30
   First Midwest Bancorp, Inc. of Illinois                        2,700      102
   First Oak Brook Bancshares, Inc. +                               500       15
   First Regional Bancorp of California *                           100        9
   First Republic Bank                                            1,168       42
   First State Bancorporation +                                     898       20
   FNB Corp. of Pennsylvania +                                    3,200       58

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

------------------
EQUITY  PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Banks - 8.0% - (continued)
   FNB Corp. of Virginia +                                          472     $ 14
   Fremont General Corp. +                                        3,800       87
   Frontier Financial Corp. +                                     1,453       43
   GB&T Bancshares, Inc. +                                          520       11
   Glacier Bancorp, Inc.                                          1,797       54
   Gold Banc Corp., Inc.                                          2,706       41
   Great Southern Bancorp, Inc. +                                   812       25
   Greater Bay Bancorp                                            2,980       75
   Greene County Bancshares, Inc. +                                 200        5
   Hancock Holding Co. +                                          1,552       51
   Hanmi Financial Corp.                                          2,082       38
   Harleysville National Corp. +                                  1,675       38
   Heartland Financial USA, Inc. +                                  756       15
   Heritage Commerce Corp. *                                        500       10
   Hudson United Bancorp                                          2,500      106
   IBERIABANK Corp.                                                 464       23
   Independent Bank Corp. of Massachusetts                          888       27
   Independent Bank Corp. of Michigan +                           1,178       36
   Integra Bank Corp.                                               976       22
   Interchange Financial Services Corp. of New Jersey             1,013       18
   Irwin Financial Corp. +                                        1,069       22
   Lakeland Bancorp, Inc. +                                       1,047       16
   Lakeland Financial Corp. +                                       393       17
   Macatawa Bank Corp. +                                            593       21
   Main Street Banks, Inc. +                                        920       25
   MainSource Financial Group, Inc. +                               787       14
   MB Financial, Inc. +                                           1,183       46
   MBT Financial Corp. +                                            843       16
   Mercantile Bank Corp. +                                          463       21
   Mid-State Bancshares +                                         1,375       39
   Midwest Banc Holdings, Inc. +                                    672       16
   Nara Bancorp, Inc. +                                           1,113       16
   National Penn Bancshares, Inc. +                               2,088       55
   NBC Capital Corp. +                                              516       12
   NBT Bancorp, Inc.                                              1,997       49
   Northern Empire Bancshares * +                                   300        8
   Old National Bancorp of Indiana +                              3,915       88
   Old Second Bancorp, Inc. +                                       822       25
   Omega Financial Corp. +                                          683       21
   Oriental Financial Group, Inc. +                               1,108       15
   Pacific Capital Bancorp                                        2,646       83
   Park National Corp. +                                            645       69
   Peapack Gladstone Financial Corp. +                              594     $ 16
   Peoples Bancorp, Inc. of Ohio                                    608       17
   Pinnacle Financial Partners, Inc. * +                            300        8
   Placer Sierra Bancshares +                                       300        8
   Premierwest Bancorp, * +                                         600        8
   PrivateBancorp, Inc. +                                         1,000       34
   Prosperity Bancshares, Inc.                                    1,067       31
   Provident Bankshares Corp. +                                   1,921       66
   R & G Financial Corp.                                          1,623       25
   Renasant Corp. +                                                 675       21
   Republic Bancorp, Inc. of Kentucky, Class A +                    667       15
   Republic Bancorp, Inc. of Michigan                             4,208       62
   Royal Bancshares of Pennsylvania, Inc. +                         335        8
   S & T Bancorp, Inc. +                                          1,463       56
   Sandy Spring Bancorp, Inc. +                                     874       30
   Santander BanCorp +                                              371       10
   SCBT Financial Corp. +                                           705       23
   Seacoast Banking Corp. of Florida                                705       16
   Security Bank Corp. of Georgia +                                 672       17
   Signature Bank of New York *                                     700       21
   Simmons First National Corp., Class A +                          876       24
   Southside Bancshares, Inc. +                                     777       16
   Southwest Bancorp, Inc. of Oklahoma +                            696       16
   State Bancorp, Inc. of New York +                                742       14
   State Financial Services Corp., Class A +                        320       12
   Sterling Bancorp of New York                                     924       20
   Sterling Bancshares, Inc.                                      2,664       40
   Sterling Financial Corp. of Pennsylvania +                     1,616       34
   Suffolk Bancorp +                                                652       20
   Summit Bancshares, Inc. of Texas +                               400        7
   Sun Bancorp, Inc. of New Jersey * +                              626       13
   Susquehanna Bancshares, Inc. +                                 2,735       69
   SVB Financial Group *                                          2,093       98
   SY Bancorp, Inc. +                                               839       20
   Taylor Capital Group, Inc. +                                     336       13
   Texas Capital Bancshares, Inc. *                               1,200       26
   Texas Regional Bancshares, Inc., Class A                       2,322       69
   Tompkins Trustco, Inc. +                                         500       21
   Trico Bancshares +                                               942       22
   Trustco Bank Corp. of New York +                               4,478       60
   Trustmark Corp.                                                2,800       77
   UCBH Holdings, Inc.                                            5,300      101

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Banks - 8.0% - (continued)
   UMB Financial Corp. +                                            889   $   59
   Umpqua Holdings Corp. +                                        2,682       65
   Union Bankshares Corp. of Virginia                               461       20
   United Bankshares, Inc. +                                      2,100       74
   United Community Banks, Inc. of Georgia +                      1,730       47
   Univest Corp. of Pennsylvania +                                  600       16
   Unizan Financial Corp.                                         1,351       36
   USB Holding Co., Inc. +                                          781       19
   USB Holding Co., Inc. - Fractional Shares *                   50,000       --
   Vineyard National Bancorp +                                      337       10
   Virginia Commerce Bancorp * +                                    531       14
   Virginia Financial Group, Inc. +                                 533       18
   W. Holding Co., Inc.                                           6,100       60
   Washington Trust Bancorp, Inc.                                   896       26
   WesBanco, Inc. +                                               1,201       37
   West Bancorp                                                   1,050       19
   West Coast Bancorp of Oregon +                                   925       24
   Westamerica Bancorporation +                                   1,900       99
   Western Sierra Bancorp * +                                       428       15
   Wilshire Bancorp, Inc.                                           900       13
   Wintrust Financial Corp. +                                     1,346       69
   Yardville National Bancorp +                                     545       19
--------------------------------------------------------------------------------
                                                                           5,645
--------------------------------------------------------------------------------
Beverages - 0.1%
   Boston Beer Co., Inc., Class A * +                               496       12
   Coca-Cola Bottling Co. Consolidated +                            265       13
   Farmer Bros. Co. +                                               300        6
   Hansen Natural Corp. * +                                         800       40
   Peet's Coffee & Tea, Inc. * +                                    805       25
--------------------------------------------------------------------------------
                                                                              96
--------------------------------------------------------------------------------
Biotechnology - 2.2%
   Aastrom Biosciences, Inc. * +                                  6,500       18
   Alexion Pharmaceuticals, Inc. * +                              1,605       46
   Applera Corp. (Celera Genomics Group) * +                      4,448       52
   Arena Pharmaceuticals, Inc. * +                                2,000       17
   Ariad Pharmaceuticals, Inc. * +                                2,998       25
   Arqule, Inc. * +                                               1,800       14
   Barrier Therapeutics, Inc. * +                                 1,100       10
   Bio-Rad Laboratories, Inc., Class A *                          1,000       55
   Cambrex Corp.                                                  1,529       29
   Cell Genesys, Inc. * +                                         2,956       17
   CuraGen Corp. * +                                              2,930       13
   Curis, Inc. * +                                                2,900   $   13
   Decode Genetics, Inc. * +                                      3,429       33
   Digene Corp. * +                                                 902       26
   Diversa Corp. * +                                              1,594        8
   Encysive Pharmaceuticals, Inc. * +                             3,432       42
   Enzo Biochem, Inc. * +                                         1,578       25
   Enzon Pharmaceuticals, Inc. * +                                2,547       18
   Exelixis, Inc. * +                                             4,231       32
   Genitope Corp. * +                                             1,600       13
   Geron Corp. * +                                                3,115       34
   Human Genome Sciences, Inc. * +                                7,600       98
   ICOS Corp. * +                                                 3,700       97
   Illumina, Inc. * +                                             2,000       24
   Immunogen, Inc. * +                                            2,618       17
   Incyte Corp. * +                                               4,597       34
   Integra LifeSciences Holdings Corp. * +                        1,246       43
   InterMune, Inc. * +                                            1,466       23
   Keryx Biopharmaceuticals, Inc. * +                             1,500       25
   Lexicon Genetics, Inc. * +                                     4,090       18
   Lifecell Corp. *                                               1,700       41
   Martek Biosciences Corp. * +                                   1,800       92
   Maxygen, Inc. * +                                              1,684       15
   Momenta Pharmaceuticals, Inc. * +                                600       15
   Myogen, Inc. * +                                               1,000       21
   Myriad Genetics, Inc. * +                                      1,908       38
   Nanogen, Inc. * +                                              3,200       11
   Nektar Therapeutics * +                                        4,900       84
   Northfield Laboratories, Inc. * +                              1,400       19
   Orchid Cellmark, Inc. *                                        1,600       14
   Regeneron Pharmaceuticals, Inc. *                              2,331       17
   Savient Pharmaceuticals, Inc. *                                4,110       17
   Seattle Genetics, Inc. *                                       2,024       12
   Serologicals Corp. * +                                         2,004       48
   StemCells, Inc. * +                                            4,000       22
   SuperGen, Inc. * +                                             3,041       20
   Telik, Inc. * +                                                3,012       46
   Vertex Pharmaceuticals, Inc. * +                               5,494      101
   ViroLogic, Inc. *                                              6,300       15
--------------------------------------------------------------------------------
                                                                           1,567
--------------------------------------------------------------------------------
Building Materials - 1.2%
   Aaon, Inc. *                                                     780       14
   Apogee Enterprises, Inc.                                       1,655       27

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Building Materials - 1.2% - (continued)
   Comfort Systems USA, Inc. * +                                  2,200     $ 18
   Drew Industries, Inc. *                                          390       18
   Eagle Materials, Inc. +                                        1,041      117
   ElkCorp +                                                      1,226       44
   Genlyte Group, Inc. *                                          1,384       68
   Interline Brands, Inc. *                                         790       16
   Lennox International, Inc.                                     2,800       68
   LSI Industries, Inc.                                           1,438       22
   NCI Building Systems, Inc. * +                                 1,213       46
   Simpson Manufacturing Co., Inc.                                2,072       77
   Texas Industries, Inc.                                         1,318       79
   Trex Co., Inc. * +                                               824       20
   Universal Forest Products, Inc.                                  944       51
   York International Corp.                                       2,373      136
--------------------------------------------------------------------------------
                                                                             821
--------------------------------------------------------------------------------
Chemicals - 1.4%
   American Vanguard Corp. +                                        600       12
   Arch Chemicals, Inc.                                           1,416       35
   Balchem Corp.                                                    400       12
   Ferro Corp.                                                    2,493       47
   Fuller (H.B.) Co. +                                            1,656       54
   Georgia Gulf Corp.                                             1,964       55
   Grace (W.R.) & Co. * +                                         3,834       40
   Hercules, Inc. *                                               6,524       83
   Kronos Worldwide, Inc.                                           315       10
   MacDermid, Inc.                                                1,658       49
   Minerals Technologies, Inc.                                    1,206       73
   NewMarket Corp. * +                                              875       14
   NL Industries, Inc. +                                            498        7
   Octel Corp. +                                                    730       13
   Olin Corp.                                                     4,106       77
   OM Group, Inc. *                                               1,734       34
   Pioneer Cos., Inc. * +                                           800       18
   PolyOne Corp. * +                                              5,556       38
   Schulman (A.), Inc. +                                          1,754       32
   Sensient Technologies Corp.                                    2,873       54
   Spartech Corp.                                                 1,670       32
   Stepan Co. +                                                     443       12
   Symyx Technologies, Inc. *                                     1,830       51
   Terra Industries, Inc. * +                                     5,200       38
   UAP Holding Corp.                                              1,800       31
   Wellman, Inc.                                                  2,201       15
   Westlake Chemical Corp.                                          700     $ 19
   Zoltek Cos., Inc. * +                                            800        8
--------------------------------------------------------------------------------
                                                                             963
--------------------------------------------------------------------------------
Coal - 0.2%
   Alpha Natural Resources, Inc. *                                1,790       53
   Foundation Coal Holdings, Inc. +                               1,400       50
   James River Coal Co. *                                           800       40
--------------------------------------------------------------------------------
                                                                             143
--------------------------------------------------------------------------------
Commercial Services - 4.8%
   Aaron Rents, Inc.                                              2,235       49
   ABM Industries, Inc.                                           2,233       44
   ACE Cash Express, Inc. *                                         800       18
   Administaff, Inc. +                                            1,198       43
   Advance America Cash Advance Centers, Inc.                     3,880       55
   Advisory Board (The) Co. *                                     1,079       56
   Albany Molecular Research, Inc. *                              1,389       23
   Alderwoods Group, Inc. *                                       2,442       39
   AMN Healthcare Services, Inc. * +                                711       11
   Arbitron, Inc.                                                 1,809       76
   Bankrate, Inc. * +                                               500       12
   Banta Corp.                                                    1,378       67
   BearingPoint, Inc. * +                                        10,500       86
   Bowne & Co., Inc.                                              1,957       28
   Bright Horizons Family Solutions, Inc. *                       1,588       62
   CBIZ, Inc. * +                                                 4,421       20
   CDI Corp. +                                                      764       21
   Central Parking Corp. +                                        1,095       17
   Cenveo, Inc. *                                                 2,670       26
   Chemed Corp.                                                   1,448       59
   Clark, Inc. +                                                  1,105       18
   Coinstar, Inc. * +                                             1,503       29
   Consolidated Graphics, Inc. * +                                  684       26
   Corinthian Colleges, Inc. * +                                  5,200       66
   Corrections Corp. of America * +                               2,262       90
   Corvel Corp. *                                                   457       11
   CoStar Group, Inc. * +                                           995       47
   CRA International, Inc. *                                        726       34
   Cross Country Healthcare, Inc. * +                             1,713       33
   DeVry, Inc. *                                                  3,300       61
   DiamondCluster International, Inc. *                           1,900       19
   Dollar Thrifty Automotive Group *                              1,527       46
   Educate, Inc. * +                                                900       15

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Commercial Services - 4.8% - (continued)
   Electro Rent Corp. *                                           1,370   $   18
   Euronet Worldwide, Inc. * +                                    1,814       51
   Exponent, Inc. * +                                               300        9
   Forrester Research, Inc. * +                                     875       18
   FTI Consulting, Inc. * +                                       2,519       63
   Gartner, Inc. * +                                              3,183       36
   Geo Group, Inc. * +                                              488       14
   Gevity HR, Inc.                                                1,627       36
   Greg Manning Auctions, Inc. * +                                  300        4
   Healthcare Services Group +                                    1,827       34
   Heidrick & Struggles International, Inc. * +                   1,117       37
   Hooper Holmes, Inc. +                                          3,505       15
   Hudson Highland Group, Inc. * +                                1,346       34
   iPayment, Inc. *                                                 720       28
   Jackson Hewitt Tax Service, Inc.                               2,200       56
   Kelly Services, Inc., Class A                                  1,054       31
   Kforce, Inc. * +                                               1,800       18
   Korn/Ferry International *                                     1,940       38
   Labor Ready, Inc. * +                                          3,074       70
   Landauer, Inc. +                                                 515       27
   Learning Tree International, Inc. *                              544        7
   LECG Corp. *                                                   1,100       25
   MAXIMUS, Inc.                                                  1,150       43
   McGrath Rentcorp +                                             1,172       29
   Midas, Inc. *                                                    896       19
   Monro Muffler, Inc. *                                            619       18
   Morningstar, Inc. * +                                            400       12
   MPS Group, Inc. *                                              5,993       66
   Navigant Consulting, Inc. *                                    2,934       57
   NCO Group, Inc. *                                              1,766       37
   Odyssey Marine Exploration, Inc. * +                           2,500       10
   Parexel International Corp. *                                  1,495       29
   PHH Corp. *                                                    3,100       94
   PRA International *                                              600       18
   Pre-Paid Legal Services, Inc. +                                  593       24
   PRG-Schultz International, Inc. *                              2,444        8
   Providence Service Corp. (The) *                                 465       14
   Quanta Services, Inc. * +                                      6,636       80
   Rent-Way, Inc. *                                               1,816       13
   Resources Connection, Inc. * +                                 2,704       78
   Rollins, Inc.                                                  1,608       32
   Senomyx, Inc. * +                                              1,160       20
   SFBC International, Inc. * +                                   1,080   $   44
   Sotheby's Holdings, Inc., Class A *                            2,356       41
   Source Interlink Cos., Inc. * +                                1,923       24
   SOURCECORP, Inc. * +                                             954       20
   Spherion Corp. *                                               3,671       27
   Startek, Inc. +                                                  788       11
   Stewart Enterprises, Inc., Class A                             6,489       45
   Strayer Education, Inc.                                          815       82
   TeleTech Holdings, Inc. * +                                    2,225       19
   TNS, Inc. *                                                      600       14
   United Rentals, Inc. * +                                       3,899       70
   Universal Technical Institute, Inc. * +                        1,200       38
   Valassis Communications, Inc. *                                2,900      114
   Vertrue, Inc. * +                                                408       14
   Viad Corp.                                                     1,200       35
   Volt Information Sciences, Inc. * +                              423       10
   Watson Wyatt & Co. Holdings                                    1,909       52
   Wright Express *                                               2,260       50
--------------------------------------------------------------------------------
                                                                           3,387
--------------------------------------------------------------------------------
Computers - 2.6%
   3D Systems Corp. * +                                             600       14
   Advanced Digital Information Corp. * +                         3,879       35
   Agilysys, Inc.                                                 1,690       30
   Ansoft Corp. * +                                                 504       13
   Anteon International Corp. *                                   1,563       72
   Brocade Communications Systems, Inc. * +                      15,700       63
   Catapult Communications Corp. *                                  703       11
   CIBER, Inc. *                                                  3,085       24
   COMSYS IT Partners, Inc. * +                                     600        7
   Covansys Corp. * +                                             1,700       27
   Cyberguard Corp. * +                                           1,539       13
   Dot Hill Systems Corp. * +                                     2,985       17
   Echelon Corp. * +                                              1,727       15
   Electronics for Imaging, Inc. * +                              3,158       63
   Factset Research Systems, Inc. +                               1,950       68
   Gateway, Inc. * +                                             14,774       45
   Henry (Jack) & Associates, Inc.                                4,200       82
   Hutchinson Technology, Inc. * +                                1,462       39
   iGate Corp. * +                                                1,709        6
   Imation Corp.                                                  1,900       80
   Integral Systems, Inc. of Maryland +                             488       11
   Intergraph Corp. * +                                           1,608       66

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Computers - 2.6% - (continued)
   InterVoice, Inc. *                                             2,253   $   21
   Kanbay International, Inc. * +                                 1,400       31
   Komag, Inc. *                                                  1,630       54
   Kronos, Inc. *                                                 1,888       82
   Lexar Media, Inc. * +                                          4,280       27
   Magma Design Automation, Inc. * +                              2,298       20
   Manhattan Associates, Inc. *                                   1,794       38
   Maxtor Corp. *                                                14,600       71
   McData Corp., Class A *                                        7,100       38
   Mentor Graphics Corp. *                                        4,792       41
   Mercury Computer Systems, Inc. *                               1,316       34
   Micros Systems, Inc. *                                         2,236      100
   Mobility Electronics, Inc. * +                                 1,800       20
   MTS Systems Corp.                                              1,126       46
   Ness Technologies, Inc. *                                        800        7
   Netscout Systems, Inc. *                                       1,559        8
   Palm, Inc. * +                                                 2,452       84
   PAR Technology Corp. * +                                         300        7
   Perot Systems Corp., Class A *                                 4,642       67
   Quantum Corp. * +                                             10,896       31
   Radiant Systems, Inc. * +                                      1,500       18
   Radisys Corp. * +                                              1,097       21
   Rimage Corp. * +                                                 600       14
   SI International, Inc. * +                                       500       16
   Silicon Storage Technology, Inc. * +                           5,071       25
   Stratasys, Inc. * +                                              630       18
   SYKES Enterprises, Inc. *                                      1,490       16
   Synaptics, Inc. * +                                            1,406       23
   Syntel, Inc. +                                                   530       10
   Talx Corp.                                                     1,126       40
   Tyler Technologies, Inc. * +                                   2,257       18
--------------------------------------------------------------------------------
                                                                           1,847
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.2%
   Chattem, Inc. *                                                1,031       40
   Elizabeth Arden, Inc. *                                        1,410       31
   Inter Parfums, Inc. +                                            300        6
   Parlux Fragrances, Inc. * +                                      400       12
   Revlon, Inc., Class A * +                                      8,400       30
--------------------------------------------------------------------------------
                                                                             119
--------------------------------------------------------------------------------
Distribution/Wholesale - 1.1%
   Aviall, Inc. *                                                 1,864       63
   Beacon Roofing Supply, Inc. * +                                  900       29
   Bell Microproducts, Inc. *                                     1,700   $   17
   Brightpoint, Inc. *                                            1,000       29
   Building Material Holding Corp. +                                804       75
   Central European Distribution Corp. * +                          757       32
   Handleman Co. +                                                1,370       19
   Hughes Supply, Inc.                                            3,800      120
   LKQ Corp. *                                                      900       28
   Navarre Corp. * +                                              1,694       12
   NuCo2, Inc. * +                                                  800       20
   Owens & Minor, Inc.                                            2,369       68
   Scansource, Inc. * +                                             795       36
   United Stationers, Inc. *                                      1,918       90
   Watsco, Inc.                                                   1,240       60
   WESCO International, Inc. *                                    1,801       63
--------------------------------------------------------------------------------
                                                                             761
--------------------------------------------------------------------------------
Diversified Financial Services - 1.7%
   Accredited Home Lenders Holding Co. * +                        1,037       42
   Advanta Corp., Class B +                                       1,276       37
   Archipelago Holdings Inc. * +                                  1,700       65
   Asset Acceptance Capital Corp. * +                               600       17
   Asta Funding, Inc. +                                             700       22
   BKF Capital Group, Inc. +                                        300       10
   Calamos Asset Management, Inc., Class A                        1,300       35
   CharterMac                                                     2,515       55
   Cityscape Financial Corp. *                                    2,500       --
   Collegiate Funding Services LLC * +                              700       10
   CompuCredit Corp. * +                                          1,180       49
   Doral Financial Corp. +                                        5,000       72
   Encore Capital Group, Inc. *                                   1,000       18
   eSPEED, Inc., Class A *                                        1,468       11
   Federal Agricultural Mortgage Corp., Class C +                   621       15
   Financial Federal Corp.                                        1,006       39
   GAMCO Investors, Inc.                                            416       19
   GFI Group, Inc. *                                                370       12
   Greenhill & Co., Inc. +                                          600       24
   International Securities Exchange, Inc. * +                      600       13
   Investment Technology Group, Inc. *                            2,260       62
   Knight Capital Group, Inc., Class A * +                        6,221       52
   LaBranche & Co., Inc. * +                                      3,100       27
   MarketAxess Holdings, Inc. * +                                 1,600       18
   Metris Cos., Inc. *                                            3,263       48
   Nasdaq Stock Market, Inc. (The) *                              2,500       59

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 1.7% - (continued)
   National Financial Partners Corp.                              2,000   $   88
   Ocwen Financial Corp. * +                                      2,259       16
   optionsXpress Holdings, Inc. +                                 1,300       22
   Piper Jaffray Cos. *                                           1,128       34
   Portfolio Recovery Associates, Inc. * +                        1,007       40
   Sanders Morris Harris Group, Inc. +                              839       14
   Stifel Financial Corp. * +                                       300        8
   SWS Group, Inc. +                                                948       15
   TradeStation Group, Inc. *                                     1,427       13
   Waddell & Reed Financial, Inc., Class A                        4,300       83
   World Acceptance Corp. * +                                     1,293       33
--------------------------------------------------------------------------------
                                                                           1,197
--------------------------------------------------------------------------------
Electric - 1.6%
   Allete, Inc.                                                   1,400       63
   Aquila, Inc. * +                                              21,589       87
   Avista Corp.                                                   2,889       56
   Black Hills Corp. +                                            1,910       80
   Calpine Corp. * +                                             31,400       96
   Central Vermont Public Service Corp. +                           744       14
   CH Energy Group, Inc. +                                        1,011       49
   Cleco Corp.                                                    2,819       65
   Duquesne Light Holdings, Inc. +                                4,500       82
   El Paso Electric Co. *                                         2,752       58
   Empire District Electric (The) Co. +                           1,559       37
   Idacorp, Inc.                                                  2,408       74
   MGE Energy, Inc.                                               1,146       43
   NorthWestern Corp.                                             2,100       65
   Otter Tail Corp. +                                             1,737       52
   PNM Resources, Inc. - Fractional Shares *                     50,000       --
   Sierra Pacific Resources * +                                   6,726       98
   UIL Holdings Corp.                                               781       41
   Unisource Energy Corp. +                                       1,977       66
--------------------------------------------------------------------------------
                                                                           1,126
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.8%
   Advanced Energy Industries, Inc. * +                           1,201       14
   American Superconductor Corp. * +                              2,000       20
   Artesyn Technologies, Inc. * +                                 2,228       20
   Belden CDT, Inc.                                               2,681       57
   C&D Technologies, Inc.                                         1,577       16
   China Energy Savings Technology, Inc. * +                        300        2
   Encore Wire Corp. * +                                            959       13
   Energy Conversion Devices, Inc. * +                            1,327       46
   EnerSys * +                                                    2,500   $   35
   General Cable Corp. *                                          2,414       38
   GrafTech International Ltd. * +                                5,934       35
   Greatbatch, Inc. * +                                           1,229       31
   Intermagnetics General Corp. *                                 1,703       50
   Littelfuse, Inc. *                                             1,363       38
   Medis Technologies Ltd. * +                                      936       15
   Powell Industries, Inc. * +                                      552       12
   Power-One, Inc. * +                                            4,052       20
   Superior Essex, Inc. *                                         1,200       23
   Ultralife Batteries, Inc. * +                                  1,100       15
   Universal Display Corp. * +                                    1,601       21
   Valence Technology, Inc. * +                                   3,112        9
   Vicor Corp. +                                                  1,194       19
--------------------------------------------------------------------------------
                                                                             549
--------------------------------------------------------------------------------
Electronics - 2.2%
   American Science & Engineering, Inc. * +                         500       32
   Analogic Corp. +                                                 918       46
   Badger Meter, Inc. +                                             200        9
   BEI Technologies, Inc.                                           647       23
   Bel Fuse, Inc., Class B +                                        622       20
   Benchmark Electronics, Inc. *                                  2,394       70
   Brady Corp., Class A                                           2,264       71
   Checkpoint Systems, Inc. *                                     2,194       48
   Cogent, Inc. * +                                               1,300       35
   Coherent, Inc. * +                                             1,818       58
   CTS Corp. +                                                    2,156       27
   Cubic Corp. +                                                    975       18
   Cymer, Inc. *                                                  2,122       71
   Daktronics, Inc. +                                               903       20
   Dionex Corp. * +                                               1,109       59
   Electro Scientific Industries, Inc. * +                        1,666       37
   Excel Technology, Inc. *                                         693       17
   Fargo Electronics, Inc. *                                        700       13
   FARO Technologies, Inc. * +                                      600       12
   FEI Co. * +                                                    1,476       31
   Identix, Inc. * +                                              5,169       25
   II-VI, Inc. * +                                                1,328       24
   International DisplayWorks, Inc. * +                           2,100       14
   Ionatron, Inc. * +                                             1,120        9
   Itron, Inc. *                                                  1,313       61
   Keithley Instruments, Inc. +                                     707       10

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Electronics - 2.2% - (continued)
   Kemet Corp. *                                                  5,233   $   43
   LaBarge, Inc. *                                                  700        9
   LeCroy Corp. * +                                                 700       10
   Lo-Jack Corp. * +                                              1,200       25
   Measurement Specialties, Inc. * +                                700       16
   Methode Electronics, Inc.                                      2,145       26
   Metrologic Instruments, Inc. * +                                 672       11
   Molecular Devices Corp. *                                        918       19
   Multi-Fineline Electronix, Inc. * +                              400       10
   OSI Systems, Inc. * +                                          1,018       17
   Park Electrochemical Corp. +                                   1,055       25
   Paxar Corp. *                                                  2,017       38
   Photon Dynamics, Inc. *                                          945       18
   Plexus Corp. * +                                               2,647       45
   Rofin-Sinar Technologies, Inc. * +                               859       31
   Rogers Corp. * +                                                 984       38
   Sonic Solutions * +                                            1,375       27
   Spatialight, Inc. * +                                          1,900        9
   Sypris Solutions, Inc. +                                         463        6
   Taser International, Inc. * +                                  3,500       30
   Technitrol, Inc.                                               2,411       35
   TTM Technologies, Inc. *                                       2,505       19
   Varian, Inc. *                                                 1,986       71
   Viisage Technology, Inc. * +                                   1,800        8
   Watts Water Technologies, Inc., Class A +                      1,479       50
   Woodward Governor Co.                                            522       43
   X-Rite, Inc. +                                                 1,238       16
--------------------------------------------------------------------------------
                                                                           1,555
--------------------------------------------------------------------------------
Energy - Alternate Sources - 0.5%
   Danielson Holdings Corp. * +                                   6,210       79
   Evergreen Solar, Inc. * +                                      2,700       19
   FuelCell Energy, Inc. * +                                      2,729       31
   Headwaters, Inc. * +                                           2,447       94
   KFX, Inc. * +                                                  3,398       54
   Plug Power, Inc. * +                                           2,956       22
   Quantum Fuel Systems Technologies Worldwide, Inc. * +          3,000       14
   Syntroleum Corp. * +                                           2,200       33
--------------------------------------------------------------------------------
                                                                             346
--------------------------------------------------------------------------------
Engineering & Construction - 0.7%
   Dycom Industries, Inc. *                                       2,810       50
   EMCOR Group, Inc. *                                              893       49
   Granite Construction, Inc.                                     1,985   $   74
   Insituform Technologies, Inc., Class A * +                     1,618       33
   Layne Christensen Co. *                                          500       13
   Perini Corp. * +                                                 958       19
   Shaw Group (The), Inc. *                                       4,504       95
   URS Corp. *                                                    2,326       88
   Washington Group International, Inc. * +                       1,534       81
--------------------------------------------------------------------------------
                                                                             502
--------------------------------------------------------------------------------
Entertainment - 0.8%
   Alliance Gaming Corp. * +                                      3,061       37
   Argosy Gaming Co. *                                            1,597       75
   Bluegreen Corp. *                                              1,100       19
   Carmike Cinemas, Inc.                                            700       21
   Churchill Downs, Inc. +                                          493       19
   Dover Downs Gaming & Entertainment, Inc.                         678        9
   Great Wolf Resorts, Inc. *                                     1,490       17
   Isle of Capri Casinos, Inc. * +                                  908       20
   Macrovision Corp. *                                            2,952       55
   Magna Entertainment Corp., Class A * +                         2,191       15
   Mikohn Gaming Corp. * +                                        1,500       17
   Pinnacle Entertainment, Inc. *                                 2,303       46
   Shuffle Master, Inc. * +                                       2,009       49
   Six Flags, Inc. * +                                            5,636       40
   Speedway Motorsports, Inc.                                       862       32
   Steinway Musical Instruments * +                                 372       10
   Sunterra Corp. * +                                             1,300       17
   Vail Resorts, Inc. *                                           1,711       49
--------------------------------------------------------------------------------
                                                                             547
--------------------------------------------------------------------------------
Environmental Control - 0.6%
   Aleris International, Inc. * +                                 1,700       40
   American Ecology Corp.                                           900       18
   Calgon Carbon Corp. +                                          1,939       15
   Casella Waste Systems, Inc., Class A *                         1,168       16
   Clean Harbors, Inc. * +                                          900       25
   Darling International, Inc. * +                                4,646       18
   Duratek, Inc. * +                                                787       17
   Metal Management, Inc. +                                       1,200       29
   Mine Safety Appliances Co. +                                   1,678       66
   Tetra Tech, Inc. * +                                           3,008       47
   Waste Connections, Inc. * +                                    2,703       96
   Waste Services, Inc. * +                                       3,100       11
--------------------------------------------------------------------------------
                                                                             398
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Food - 1.4%
   American Italian Pasta Co., Class A +                          1,246     $ 14
   Arden Group, Inc., Class A +                                     149       11
   Chiquita Brands International, Inc.                            2,454       62
   Corn Products International, Inc.                              4,300       97
   Flowers Foods, Inc.                                            2,898       79
   Gold Kist, Inc. * +                                            3,000       55
   Great Atlantic & Pacific Tea Co. * +                           1,049       27
   Hain Celestial Group, Inc. *                                   1,561       29
   Ingles Markets, Inc., Class A +                                  573        9
   J & J Snack Foods Corp.                                          400       24
   Lance, Inc.                                                    1,577       27
   M & F Worldwide Corp. *                                          839       12
   Nash Finch Co. +                                                 855       36
   Pathmark Stores, Inc. * +                                      1,749       19
   Performance Food Group Co. * +                                 2,700       84
   Ralcorp Holdings, Inc.                                         1,768       78
   Ruddick Corp.                                                  1,988       46
   Sanderson Farms, Inc.                                            983       36
   Sanfilippo (John B.) & Son *                                     320        6
   Seaboard Corp. +                                                  28       36
   Spartan Stores, Inc. * +                                       1,400       14
   Tootsie Roll Industries, Inc. +                                1,300       41
   United Natural Foods, Inc. *                                   2,376       81
   Weis Markets, Inc. +                                             659       25
   Wild Oats Markets, Inc. * +                                    1,876       23
--------------------------------------------------------------------------------
                                                                             971
--------------------------------------------------------------------------------
Forest Products & Paper - 0.6%
   Bowater, Inc.                                                  3,200      100
   Buckeye Technologies, Inc. * +                                 1,726       15
   Caraustar Industries, Inc. * +                                 1,741       20
   Deltic Timber Corp.                                              553       23
   Glatfelter Co. +                                               2,339       32
   Longview Fibre Co.                                             2,986       61
   Mercer International, Inc. * +                                 1,300       10
   Neenah Paper, Inc. +                                             800       24
   Potlatch Corp. +                                               1,631       88
   Rock-Tenn Co., Class A +                                       1,791       27
   Schweitzer-Mauduit International, Inc.                           916       21
   Wausau Paper Corp.                                             2,458       29
--------------------------------------------------------------------------------
                                                                             450
--------------------------------------------------------------------------------
Gas - 0.9%
   Cascade Natural Gas Corp. +                                      678       14
   EnergySouth, Inc. +                                              567     $ 16
   Laclede Group (The), Inc. +                                    1,271       41
   New Jersey Resources Corp. +                                   1,606       75
   NICOR, Inc. +                                                  2,500      104
   Northwest Natural Gas Co.                                      1,622       60
   Peoples Energy Corp.                                           2,200       91
   South Jersey Industries, Inc.                                  1,562       46
   Southwest Gas Corp.                                            2,220       61
   WGL Holdings, Inc. +                                           2,800       92
--------------------------------------------------------------------------------
                                                                             600
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.5%
   Baldor Electric Co. +                                          2,018       50
   Franklin Electric Co., Inc.                                    1,172       50
   Kennametal, Inc.                                               2,130       99
   Lincoln Electric Holdings, Inc.                                2,094       79
   Regal-Beloit Corp.                                             1,451       48
--------------------------------------------------------------------------------
                                                                             326
--------------------------------------------------------------------------------
Healthcare - Products - 3.5%
   Abaxis, Inc. * +                                               1,300       15
   Abiomed, Inc. * +                                                900        9
   Adeza Biomedical Corp. *                                         400        7
   Advanced Neuromodulation Systems, Inc. * +                     1,167       60
   Align Technology, Inc. * +                                     3,431       23
   American Medical Systems Holdings, Inc. *                      3,920       80
   Angiodynamics, Inc. *                                            200        4
   Animas Corp. * +                                                 600       10
   Arrow International, Inc. +                                    1,180       35
   Arthrocare Corp. * +                                           1,377       50
   Aspect Medical Systems, Inc. * +                                 955       29
   Biosite, Inc. * +                                                940       56
   Bruker BioSciences Corp. *                                     1,688        7
   Candela Corp. * +                                              1,214       12
   Cantel Medical Corp. * +                                         600       13
   Cepheid, Inc. * +                                              2,742       21
   Conmed Corp. *                                                 1,723       50
   Cyberonics, Inc. * +                                           1,231       47
   Datascope Corp.                                                  690       22
   Diagnostic Products Corp.                                      1,278       69
   DJ Orthopedics, Inc. * +                                       1,204       33
   Encore Medical Corp. * +                                       2,700       15
   EPIX Pharmaceuticals, Inc. * +                                 1,573       13
   Foxhollow Technologies, Inc. * +                                 800       37

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Healthcare - Products - 3.5% - (continued)
   Haemonetics Corp. of Massachusetts * +                         1,380   $   61
   HealthTronics, Inc. *                                          2,000       22
   Hologic, Inc. *                                                1,314       63
   ICU Medical, Inc. *                                              959       29
   Immucor, Inc. *                                                2,643       63
   Intralase Corp., * +                                             600       11
   Intuitive Surgical, Inc. *                                     1,963      146
   Invacare Corp.                                                 1,736       72
   Inverness Medical Innovations, Inc. *                            931       27
   IRIS International, Inc. * +                                   1,100       19
   Kensey Nash Corp. * +                                            679       21
   Kyphon, Inc. *                                                 1,701       75
   Laserscope * +                                                 1,111       33
   LCA-Vision, Inc. +                                             1,200       49
   Lifeline Systems, Inc. * +                                       612       21
   Luminex Corp. * +                                              1,695       17
   Mentor Corp.                                                   1,922      101
   Merge Technologies, Inc. * +                                   1,100       21
   Meridian Bioscience, Inc. +                                      500       13
   Merit Medical Systems, Inc. * +                                1,438       25
   Neurometrix, Inc. * +                                            300        8
   NuVasive, Inc. * +                                             1,100       21
   Oakley, Inc.                                                   1,262       22
   OraSure Technologies, Inc. *                                   2,850       26
   Palomar Medical Technologies, Inc. * +                         1,100       27
   PolyMedica Corp.                                               1,392       50
   PSS World Medical, Inc. *                                      3,714       54
   Somanetics Corp. * +                                             700       15
   SonoSite, Inc. * +                                             1,011       36
   Steris Corp.                                                   4,000      100
   SurModics, Inc. * +                                              829       31
   Sybron Dental Specialties, Inc. *                              2,362       92
   Symmetry Medical, Inc. *                                         420       11
   Thermogenesis Corp. * +                                        2,700       15
   Thoratec Corp. * +                                             2,772       45
   TriPath Imaging, Inc. * +                                      1,829       15
   Ventana Medical Systems, Inc. * +                              1,854       75
   Viasys Healthcare, Inc. *                                      1,844       50
   Vital Images, Inc. *                                             800       16
   Vital Signs, Inc. +                                              382       17
   West Pharmaceutical Services, Inc.                             1,804       51
   Wright Medical Group, Inc. * +                                 1,798       44
   Young Innovations, Inc. +                                        308   $   11
   Zoll Medical Corp. * +                                           666       18
--------------------------------------------------------------------------------
                                                                           2,456
--------------------------------------------------------------------------------
Healthcare - Services - 1.9%
   Alliance Imaging, Inc. * +                                     1,000        9
   Allied Healthcare International, Inc. * +                      1,500        8
   Amedisys, Inc. * +                                               878       34
   America Service Group, Inc. *                                    600       10
   American Dental Partners, Inc. * +                               300        9
   American Healthways, Inc. *                                    1,880       82
   American Retirement Corp. * +                                  1,500       27
   Amsurg Corp. *                                                 1,782       50
   Apria Healthcare Group, Inc. *                                 2,800       96
   Beverly Enterprises, Inc. * +                                  6,391       80
   Bio-Reference Labs, Inc. * +                                     500        8
   Centene Corp. *                                                2,458       75
   Genesis HealthCare Corp. *                                     1,100       44
   Gentiva Health Services, Inc. *                                1,374       26
   Horizon Health Corp. *                                           700       18
   Kindred Healthcare, Inc. *                                     1,578       48
   LabOne, Inc. *                                                 1,182       51
   Magellan Health Services, Inc. *                               1,500       53
   Matria Healthcare, Inc. * +                                    1,184       43
   Medcath Corp. * +                                                500       12
   Molina Healthcare, Inc. * +                                      600       16
   National Healthcare Corp. +                                      504       18
   OCA, Inc. * +                                                  2,612        3
   Odyssey HealthCare, Inc. * +                                   2,039       34
   Option Care, Inc. +                                            1,586       22
   PainCare Holdings, Inc. * +                                    2,900       12
   Pediatrix Medical Group, Inc. *                                1,356      101
   Psychiatric Solutions, Inc. * +                                1,200       57
   Radiation Therapy Services, Inc. * +                             600       16
   RehabCare Group, Inc. *                                        1,021       23
   Res-Care, Inc. * +                                             1,000       15
   Specialty Laboratories * +                                       587        7
   Sunrise Senior Living, Inc. * +                                  970       58
   Symbion, Inc. *                                                  900       24
   U.S. Physical Therapy, Inc. * +                                  900       17
   United Surgical Partners International, Inc. *                 2,453       94
   VistaCare, Inc., Class A * +                                     623       11

EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Healthcare - Services - 1.9% - (continued)
   WellCare Health Plans, Inc. *                                  1,000   $   38
--------------------------------------------------------------------------------
                                                                           1,349
--------------------------------------------------------------------------------
Holding Companies - Diversified - 0.2%
   Resource America, Inc., Class A +                                927       17
   Walter Industries, Inc. +                                      2,078       91
--------------------------------------------------------------------------------
                                                                             108
--------------------------------------------------------------------------------
Home Builders - 0.7%
   Brookfield Homes Corp.                                           859       44
   Champion Enterprises, Inc. * +                                 4,554       61
   Coachmen Industries, Inc.                                      1,161       16
   Comstock Homebuilding Cos., Inc., Class A *                      400        9
   Fleetwood Enterprises, Inc. * +                                3,403       35
   Levitt Corp., Class A                                            896       22
   M/I Homes, Inc. +                                                674       38
   Monaco Coach Corp. +                                           1,621       25
   Orleans Homebuilders, Inc. +                                     100        2
   Palm Harbor Homes, Inc. * +                                      591       11
   Skyline Corp. +                                                  508       20
   Technical Olympic USA, Inc. +                                    862       25
   Thor Industries, Inc. +                                        1,996       66
   WCI Communities, Inc. * +                                      2,066       62
   William Lyon Homes, Inc. * +                                     148       22
   Winnebago Industries, Inc. +                                   1,872       57
--------------------------------------------------------------------------------
                                                                             515
--------------------------------------------------------------------------------
Home Furnishings - 0.6%
   American Woodmark Corp. +                                        638       24
   Audiovox Corp., Class A *                                        937       17
   Bassett Furniture Industries, Inc. +                             654       12
   DTS, Inc. * +                                                  1,100       20
   Ethan Allen Interiors, Inc. +                                  2,000       64
   Furniture Brands International, Inc. +                         2,800       54
   Hooker Furniture Corp. +                                         504        9
   Kimball International, Inc., Class B                           1,289       16
   La-Z-Boy, Inc. +                                               3,200       46
   Maytag Corp. +                                                 4,600       87
   Stanley Furniture Co., Inc.                                      696       19
   TiVo, Inc. * +                                                 3,033       16
   Universal Electronics, Inc. *                                    791       14
--------------------------------------------------------------------------------
                                                                             398
--------------------------------------------------------------------------------
Household Products/Wares - 0.9%
   Blyth, Inc.                                                    1,500       37
   Central Garden and Pet Co. * +                                 1,204       60
   CNS, Inc. +                                                      900   $   24
   CSS Industries, Inc.                                             442       16
   Ennis, Inc. +                                                  1,532       27
   Fossil, Inc. *                                                 2,800       62
   Harland (John H.) Co.                                          1,584       66
   Jarden Corp. * +                                               3,124      124
   Playtex Products, Inc. *                                       2,075       22
   Prestige Brands Holdings, Inc. *                               1,700       22
   Russ Berrie & Co., Inc. +                                        547        9
   Standard Register (The) Co. +                                    784       12
   Tupperware Corp.                                               3,145       69
   Water Pik Technologies, Inc. * +                                 500       10
   WD-40 Co. +                                                    1,034       30
   Yankee Candle Co., Inc.                                        2,638       72
--------------------------------------------------------------------------------
                                                                             662
--------------------------------------------------------------------------------
Housewares - 0.0%
   Libbey, Inc.                                                   1,017       18
   National Presto Industries, Inc. +                               350       15
--------------------------------------------------------------------------------
                                                                              33
--------------------------------------------------------------------------------
Insurance - 2.2%
   21st Century Insurance Group +                                 1,530       23
   Affirmative Insurance Holdings, Inc. +                           400        6
   Alfa Corp.                                                     2,020       31
   American Equity Investment Life Holding Co. +                  1,700       19
   American Physicians Capital, Inc. * +                            504       22
   Argonaut Group, Inc. * +                                       1,498       37
   Baldwin & Lyons, Inc., Class B +                                 618       16
   Bristol West Holdings, Inc. +                                    800       14
   Ceres Group, Inc. *                                            1,600       10
   Citizens, Inc. of Texas * +                                    2,468       18
   CNA Surety Corp. *                                             1,277       16
   Crawford & Co., Class B +                                      1,000        7
   Delphi Financial Group, Inc., Class A                          1,538       72
   Direct General Corp. +                                           900       15
   Donegal Group, Inc., Class A +                                   400        9
   Enstar Group, Inc. * +                                           252       16
   FBL Financial Group, Inc., Class A                               703       21
   First Acceptance Corp. * +                                     1,000       10
   FPIC Insurance Group, Inc. * +                                   700       25
   Great American Financial Resources, Inc.                         550       11
   Harleysville Group, Inc. +                                       797       18
   Hilb, Rogal & Hamilton Co. +                                   1,891       67

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 2.2% - (continued)
   Horace Mann Educators Corp.                                    2,529   $   50
   Independence Holding Co. +                                       495        9
   Infinity Property & Casualty Corp.                             1,207       39
   Kansas City Life Insurance Co. +                                 317       16
   KMG America Corp. * +                                            890        8
   Landamerica Financial Group, Inc. +                            1,037       61
   Midland (The) Co.                                                607       19
   National Western Life Insurance Co., Class A * +                 153       30
   Navigators Group, Inc. *                                         460       17
   Odyssey Re Holdings Corp. +                                      400       10
   Ohio Casualty Corp.                                            3,951      100
   Phoenix Companies, Inc. +                                      5,560       67
   PMA Capital Corp., Class A * +                                 1,624       14
   Presidential Life Corp.                                        1,279       23
   ProAssurance Corp. *                                           1,822       80
   RLI Corp. +                                                    1,362       63
   Safety Insurance Group, Inc.                                     755       26
   Selective Insurance Group, Inc.                                1,789       85
   State Auto Financial Corp.                                       857       26
   Stewart Information Services Corp. +                             957       46
   Tower Group, Inc. +                                            1,200       18
   Triad Guaranty, Inc. * +                                         513       22
   UICI                                                           2,064       64
   United Fire & Casualty Co. +                                     848       35
   Universal American Financial Corp. *                           1,575       36
   USI Holdings Corp. * +                                         2,346       29
   Zenith National Insurance Corp.                                  861       54
--------------------------------------------------------------------------------
                                                                           1,530
--------------------------------------------------------------------------------
Internet - 3.4%
   1-800 Contacts, Inc. * +                                         451        8
   1-800-FLOWERS.COM, Inc., Class A * +                           1,926       13
   Agile Software Corp. * +                                       3,157       21
   Alloy, Inc. *                                                  2,339       12
   Applied Digital Solutions, Inc. * +                            3,210       10
   Aquantive, Inc. * +                                            3,228       58
   Ariba, Inc. * +                                                4,268       25
   AsiaInfo Holdings, Inc. * +                                    2,523       13
   Audible, Inc. * +                                              1,500       18
   Autobytel, Inc. * +                                            2,889       14
   Avocent Corp. *                                                2,900       97
   Blue Coat Systems, Inc. * +                                      600       24
   Blue Nile, Inc. * +                                              758       26
   Click Commerce, Inc. * +                                         500   $    9
   CMGI, Inc. * +                                                27,462       46
   CNET Networks, Inc. * +                                        7,546      101
   CyberSource Corp. * +                                          1,600       11
   Digital Insight Corp. *                                        2,030       55
   Digital River, Inc. * +                                        1,972       75
   Digitas, Inc. *                                                4,979       58
   Drugstore.com, Inc. * +                                        3,607       14
   E-Loan, Inc. * +                                               3,800       16
   E.piphany, Inc. * +                                            4,419       19
   Earthlink, Inc. * +                                            7,406       72
   eCollege.com, Inc. * +                                         1,175       15
   Entrust, Inc. *                                                3,992       24
   Equinix, Inc. * +                                                900       35
   eResearch Technology, Inc. * +                                 2,800       43
   GSI Commerce, Inc. * +                                         1,797       32
   Harris Interactive, Inc. * +                                   3,177       13
   Homestore, Inc. * +                                            8,256       31
   Infospace, Inc. * +                                            1,898       47
   Intermix Media, Inc. * +                                       1,800       21
   Internet Capital Group, Inc. * +                               2,500       20
   Internet Security Systems, Inc. *                              2,288       52
   Interwoven, Inc. * +                                           2,415       19
   Ipass, Inc. * +                                                2,800       16
   iVillage, Inc. *                                               2,500       16
   j2 Global Communications, Inc. * +                             1,333       50
   Jupitermedia Corp. * +                                         1,100       18
   Keynote Systems, Inc. *                                        1,251       16
   Lionbridge Technologies *                                      2,405       16
   Matrixone, Inc. *                                              3,165       14
   Motive, Inc. * +                                               1,500       10
   NetBank, Inc.                                                  2,813       24
   NetFlix, Inc. *                                                2,100       45
   Netratings, Inc. * +                                             702        9
   NIC, Inc. * +                                                  1,934       10
   Nutri/System , Inc. * +                                        1,400       31
   Online Resources Corp. * +                                     1,500       14
   Openwave Systems, Inc. * +                                     3,974       68
   Opsware, Inc. * +                                              4,144       19
   Overstock.com, Inc. * +                                          664       27
   Priceline.com, Inc. * +                                        1,459       31
   ProQuest Co. *                                                 1,457       52

EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Internet - 3.4% - (continued)
   Provide Commerce, Inc. * +                                       600   $   15
   RealNetworks, Inc. *                                           6,800       37
   Redback Networks, Inc. * +                                     2,272       21
   RightNow Technologies, Inc. * +                                  800        9
   RSA Security, Inc. * +                                         4,125       54
   S1 Corp. * +                                                   4,408       19
   Sapient Corp. *                                                4,748       34
   Secure Computing Corp. * +                                     2,133       25
   Sohu.com, Inc. *                                               1,327       23
   SonicWALL, Inc. *                                              3,110       19
   Stamps.com, Inc. *                                               899       16
   Stellent, Inc. * +                                             1,227       10
   SupportSoft, Inc. * +                                          2,434       12
   Terremark Worldwide, Inc. * +                                  1,500        8
   TIBCO Software, Inc. *                                        12,500       96
   Travelzoo, Inc. * +                                              163        4
   TriZetto Group, Inc. *                                         2,465       39
   United Online, Inc. +                                          3,450       45
   Valueclick, Inc. * +                                           4,744       69
   Vasco Data Security International, Inc. * +                    1,600       17
   Verity, Inc. * +                                               1,955       20
   Vignette Corp. * +                                             1,700       26
   WebEx Communications, Inc. * +                                 1,855       48
   webMethods, Inc. *                                             2,776       19
   Websense, Inc. *                                               1,343       67
   WebSideStory, Inc. * +                                           500        8
--------------------------------------------------------------------------------
                                                                           2,413
--------------------------------------------------------------------------------
Investment Companies - 0.3%
   Apollo Investment Corp.                                        3,600       69
   Ares Captial Corp. +                                           1,564       28
   Capital Southwest Corp. +                                        100        8
   Gladstone Capital Corp. +                                        623       15
   Harris & Harris Group, Inc. * +                                1,200       14
   MCG Capital Corp. +                                            2,490       45
   NGP Capital Resources Co. +                                      900       13
   Technology Investment Capital Corp.                              600       10
--------------------------------------------------------------------------------
                                                                             202
--------------------------------------------------------------------------------
Iron/Steel - 0.8%
   AK Steel Holding Corp. * +                                     6,372       50
   Carpenter Technology Corp.                                     1,388       77
   Chaparral Steel Co. *                                          1,318       29
   Cleveland-Cliffs, Inc. +                                       1,250       89
   Gibraltar Industries, Inc.                                     1,440   $   31
   Oregon Steel Mills, Inc. * +                                   2,096       47
   Reliance Steel & Aluminum Co.                                  1,717       82
   Roanoke Electric Steel Corp.                                     500       10
   Ryerson Tull, Inc. +                                           1,579       33
   Schnitzer Steel Industries, Inc., Class A                      1,270       36
   Steel Dynamics, Inc.                                           2,372       75
   Steel Technologies, Inc. +                                       600       14
   Wheeling-Pittsburgh Corp. * +                                    600       10
--------------------------------------------------------------------------------
                                                                             583
--------------------------------------------------------------------------------
Leisure Time - 0.5%
   Ambassadors Group, Inc. +                                        444       21
   Arctic Cat, Inc.                                                 940       20
   Callaway Golf Co.                                              4,355       65
   K2, Inc. * +                                                   2,771       34
   Life Time Fitness, Inc. *                                      1,300       44
   Marine Products Corp. +                                          962       12
   Multimedia Games, Inc. * +                                     1,846       19
   Nautilus Group, Inc. +                                         1,870       48
   Pegasus Solutions, Inc. * +                                    1,553       15
   WMS Industries, Inc. * +                                       1,218       35
--------------------------------------------------------------------------------
                                                                             313
--------------------------------------------------------------------------------
Lodging - 0.5%
   Ameristar Casinos, Inc. +                                      1,372       31
   Aztar Corp. * +                                                2,033       68
   Gaylord Entertainment Co. *                                    2,292       98
   La Quinta Corp. *                                             11,616       98
   Lodgian, Inc. *                                                1,220       13
   Marcus Corp.                                                   1,177       23
   Monarch Casino & Resort, Inc. * +                                500        9
   MTR Gaming Group, Inc. *                                       1,589       15
   Riviera Holdings Corp. * +                                       400       10
--------------------------------------------------------------------------------
                                                                             365
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.3%
   Astec Industries, Inc. *                                         850       26
   Bucyrus International, Inc., Class A                           1,100       50
   JLG Industries, Inc.                                           3,027       99
--------------------------------------------------------------------------------
                                                                             175
--------------------------------------------------------------------------------
Machinery - Diversified - 1.7%
   AGCO Corp. *                                                  5,200       107
   Albany International Corp., Class A                           1,649        59
   Applied Industrial Technologies, Inc. +                       1,605        58

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Machinery - Diversified - 1.7% - (continued)
   Briggs & Stratton Corp.                                        2,900   $  107
   Cascade Corp.                                                    762       35
   Cognex Corp.                                                   2,426       72
   Flowserve Corp. *                                              3,160      117
   Gardner Denver, Inc. *                                         1,457       61
   Gehl Co. *                                                       779       24
   Global Power Equipment Group, Inc. * +                         2,029       16
   Gorman-Rupp (The) Co. +                                          800       20
   Intevac, Inc. * +                                              1,400       18
   Kadant, Inc. *                                                   985       19
   Lindsay Manufacturing Co. +                                      827       21
   Manitowoc Co. (The), Inc.                                      1,745       81
   Middleby Corp. * +                                               283       19
   NACCO Industries, Inc., Class A                                  238       26
   Nordson Corp.                                                  1,594       57
   Presstek, Inc. * +                                             1,824       23
   Robbins & Myers, Inc. +                                          709       16
   Sauer-Danfoss, Inc. +                                            617       11
   Stewart & Stevenson Services, Inc.                             1,773       43
   Tecumseh Products Co., Class A +                                 962       26
   Tennant Co. +                                                    436       16
   TurboChef Technologies, Inc. * +                                 800       13
   UNOVA, Inc. *                                                  2,814       82
   Wabtec Corp.                                                   2,590       67
--------------------------------------------------------------------------------
                                                                           1,214
--------------------------------------------------------------------------------
Media - 1.7%
   4Kids Entertainment, Inc. *                                      844       15
   Beasley Broadcast Group, Inc., Class A *                         300        4
   Charter Communications, Inc., Class A * +                     17,499       26
   Citadel Broadcasting Corp. * +                                 2,500       34
   Courier Corp. +                                                  571       21
   Cox Radio, Inc., Class A *                                     2,000       31
   Crown Media Holdings, Inc., Class A * +                          700        8
   Cumulus Media, Inc., Class A * +                               3,418       44
   Emmis Communications Corp., Class A * +                        1,812       43
   Entercom Communications Corp. *                                2,000       67
   Entravision Communications Corp., Class A *                    4,200       34
   Fisher Communications, Inc. * +                                  375       18
   Gemstar-TV Guide International, Inc. *                        13,700       39
   Gray Television, Inc. +                                        2,673       33
   Hollinger International, Inc., Class A                         3,430       35
   Insight Communications Co., Inc., Class A *                    2,886   $   34
   Journal Communications, Inc., Class A +                        1,400       22
   Journal Register Co.                                           2,572       48
   Liberty Corp.                                                    948       46
   Lin TV Corp., Class A *                                        1,582       24
   Lodgenet Entertainment Corp. * +                                 774       12
   Martha Stewart Living Omnimedia, Inc., Class A * +             1,213       39
   Media General, Inc., Class A                                   1,200       79
   Mediacom Communications Corp., Class A *                       3,585       26
   Playboy Enterprises, Inc., Class B * +                         1,195       16
   Primedia, Inc. * +                                             8,441       35
   Radio One, Inc., Class D *                                     4,800       67
   Readers Digest Association (The), Inc.                         5,700       93
   Regent Communications, Inc. * +                                2,146       12
   Saga Communications, Inc., Class A * +                         1,035       15
   Salem Communications Corp., Class A * +                          607       11
   Scholastic Corp. *                                             1,869       68
   Sinclair Broadcast Group, Inc., Class A                        2,499       23
   Spanish Broadcasting System, Inc., Class A *                   2,195       17
   Thomas Nelson, Inc.                                              628       13
   Value Line, Inc. +                                               150        6
   World Wrestling Entertainment, Inc.                              911       12
   WPT Enterprises, Inc. * +                                        500        6
--------------------------------------------------------------------------------
                                                                           1,176
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.8%
   CIRCOR International, Inc.                                       908       24
   Commercial Metals Co.                                          3,524      106
   Dynamic Materials Corp. +                                        200        8
   Earle M. Jorgensen Co. *                                         800        8
   Kaydon Corp. +                                                 1,696       49
   Lawson Products, Inc.                                            370       14
   Metals USA, Inc. * +                                           1,200       24
   Mueller Industries, Inc.                                       2,137       56
   NN, Inc.                                                         913       11
   NS Group, Inc. *                                               1,208       50
   Quanex Corp.                                                   1,417       87
   Sun Hydraulics, Inc. +                                           350        7
   Valmont Industries, Inc.                                         930       27
   Worthington Industries, Inc. +                                 3,900       71
--------------------------------------------------------------------------------
                                                                             542
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Mining - 0.5%
   Amcol International Corp.                                      1,291   $   24
   Brush Engineered Materials, Inc. *                             1,173       19
   Century Aluminum Co. * +                                       1,469       36
   Charles & Colvard Ltd. +                                         840       16
   Coeur D'alene Mines Corp. * +                                 13,844       50
   Compass Minerals International, Inc.                           1,000       25
   Hecla Mining Co. * +                                           6,838       24
   Royal Gold, Inc. +                                             1,252       30
   RTI International Metals, Inc. * +                             1,229       43
   Stillwater Mining Co. * +                                      2,446       20
   Titanium Metals Corp. * +                                        300       20
   USEC, Inc.                                                     5,043       59
--------------------------------------------------------------------------------
                                                                             366
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.6%
   Actuant Corp., Class A * +                                     1,589       67
   Acuity Brands, Inc.                                            2,552       75
   Ameron International Corp. +                                     535       23
   Applied Films Corp. * +                                          859       19
   Barnes Group, Inc. +                                             973       34
   Blount International, Inc. *                                   1,600       29
   Ceradyne, Inc. * +                                             1,351       43
   Clarcor, Inc.                                                  2,984       84
   Crane Co.                                                      3,000       89
   EnPro Industries, Inc. *                                       1,278       44
   ESCO Technologies, Inc. *                                        732       76
   Federal Signal Corp. +                                         2,882       49
   Freightcar America, Inc.                                         500       19
   Griffon Corp. * +                                              1,668       43
   Hexcel Corp. *                                                 3,375       66
   Jacuzzi Brands, Inc. *                                         4,687       39
   Lancaster Colony Corp.                                         1,600       73
   Matthews International Corp., Class A                          1,938       78
   Myers Industries, Inc. +                                       1,471       18
   Raven Industries, Inc. +                                         908       24
   Smith (A.O.) Corp.                                             1,009       28
   Standex International Corp.                                      719       19
   Sturm Ruger & Co., Inc. +                                      1,219       12
   Tredegar Corp. +                                               1,710       21
   Trinity Industries, Inc. +                                     2,390       89
--------------------------------------------------------------------------------
                                                                           1,161
--------------------------------------------------------------------------------
Office Furnishings - 0.1%
   Interface, Inc., Class A *                                     2,618       26
   Knoll, Inc.                                                      790   $   15
--------------------------------------------------------------------------------
                                                                              41
--------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
   Global Imaging System, Inc. *                                  1,400       46
   IKON Office Solutions, Inc. +                                  6,500       66
   Imagistics International, Inc. *                                 943       32
   TRM Corp. * +                                                    800       12
--------------------------------------------------------------------------------
                                                                             156
--------------------------------------------------------------------------------
Oil & Gas - 3.5%
   Atlas America, Inc. *                                            650       30
   ATP Oil & Gas Corp. * +                                        1,100       35
   Atwood Oceanics, Inc. *                                          747       56
   Berry Petroleum Co., Class A                                   1,012       63
   Bill Barrett Corp. * +                                           770       26
   Bois d'Arc Energy, Inc. * +                                      600       10
   Brigham Exploration Co. * +                                    1,900       20
   Cabot Oil & Gas Corp.                                          2,857      123
   Callon Petroleum Co. *                                         1,000       18
   Carrizo Oil & Gas, Inc. * +                                    1,300       31
   Cheniere Energy, Inc. * +                                      2,766      108
   Cimarex Energy Co. *                                           4,676      200
   Clayton Williams Energy, Inc. * +                                452       17
   Comstock Resources, Inc. *                                     2,319       67
   Crosstex Energy, Inc. +                                          400       26
   Delta Petroleum Corp. * +                                      1,800       34
   Edge Petroleum Corp. * +                                       1,225       24
   Encore Acquisition Co. *                                       2,722       92
   Endeavour International Corp. * +                              2,700       14
   Energy Partners Ltd. * +                                       1,870       45
   Frontier Oil Corp.                                             3,190      117
   FX Energy, Inc. * +                                            2,000       23
   Gasco Energy, Inc. * +                                         3,700       21
   Giant Industries, Inc. * +                                       765       38
   Goodrich Petroleum Corp. * +                                     600       13
   Grey Wolf, Inc. * +                                           11,225       88
   Harvest Natural Resources, Inc. * +                            2,187       22
   Holly Corp.                                                    1,256       71
   Houston Exploration Co. *                                      1,613       95
   KCS Energy, Inc. *                                             2,869       66
   McMoRan Exploration Co. * +                                    1,307       23
   Meridian Resource Corp. * +                                    4,591       16
   Parallel Petroleum Corp. *                                     2,100       27

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 16 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 3.5% - (continued)
   Parker Drilling Co. *                                          5,589   $   45
   Penn Virginia Corp. +                                          1,050       59
   Petrohawk Energy Corp. * +                                     2,900       34
   Petroleum Development Corp. *                                    959       36
   Petroquest Energy, Inc. * +                                    2,700       21
   Pioneer Drilling Co. *                                         1,300       20
   Remington Oil & Gas Corp. *                                    1,327       51
   Spinnaker Exploration Co. *                                    1,458       66
   St. Mary Land & Exploration Co. +                              3,258      112
   Stone Energy Corp. *                                           1,339       70
   Swift Energy Co. *                                             1,611       74
   Todco, Class A *                                               2,700       94
   Toreador Resources Corp. * +                                     900       29
   Tri-Valley Corp. * +                                           1,200       12
   W&T Offshore, Inc.                                               750       21
   Warren Resources, Inc. * +                                     1,290       15
   Whiting Petroleum Corp. * +                                    1,700       74
--------------------------------------------------------------------------------
                                                                           2,492
--------------------------------------------------------------------------------
Oil & Gas Services - 1.9%
   Cal Dive International, Inc. * +                               2,265      142
   CARBO Ceramics, Inc.                                           1,112       67
   Dril-Quip, Inc. * +                                              331       14
   Global Industries Ltd. *                                       4,890       67
   Gulf Island Fabrication, Inc.                                    501       14
   Hanover Compressor Co. *                                       5,205       79
   Hornbeck Offshore Services, Inc. * +                             700       25
   Hydril Co. *                                                   1,105       76
   Input/Output, Inc. * +                                         3,862       33
   Lone Star Technologies, Inc. *                                 1,744       96
   Lufkin Industries, Inc.                                          802       37
   Maverick Tube Corp. * +                                        2,462       78
   Newpark Resources, Inc. *                                      5,096       45
   Oceaneering International, Inc. *                              1,458       73
   Oil States International, Inc. * +                             2,322       81
   RPC, Inc.                                                      1,047       24
   SEACOR Holdings, Inc. *                                        1,016       73
   Superior Energy Services, Inc. *                               4,397       96
   Tetra Technologies, Inc. *                                     2,048       58
   Universal Compression Holdings, Inc. *                           992       41
   Veritas DGC, Inc. * +                                          1,971       63
   W-H Energy Services, Inc. *                                    1,572       51
--------------------------------------------------------------------------------
                                                                           1,333
--------------------------------------------------------------------------------
Packaging & Containers - 0.2%
   Chesapeake Corp. +                                             1,202   $   23
   Graphic Packaging Corp. * +                                    4,100       13
   Greif Inc., Class A                                              883       52
   Silgan Holdings, Inc.                                            674       41
--------------------------------------------------------------------------------
                                                                             129
--------------------------------------------------------------------------------
Pharmaceuticals - 3.8%
   Abgenix, Inc. * +                                              5,239       58
   Adolor Corp. * +                                               2,288       22
   Alkermes, Inc. * +                                             5,220       98
   Alpharma, Inc., Class A                                        2,257       60
   Amylin Pharmaceuticals, Inc. * +                               6,000      196
   Andrx Corp. *                                                  4,200       76
   Antigenics, Inc. * +                                           1,528        8
   Array Biopharma, Inc. * +                                      2,000       13
   Atherogenics, Inc. * +                                         2,330       41
   AVANIR Pharmaceuticals, Class A * +                            5,600       21
   Bentley Pharmaceuticals, Inc. * +                              1,179       13
   Bioenvision, Inc. * +                                          2,600       23
   BioMarin Pharmaceuticals, Inc. * +                             4,106       35
   BioScrip, Inc. *                                               1,800       11
   Cell Therapeutics, Inc. * +                                    4,255       11
   Connetics Corp. * +                                            1,944       37
   Cubist Pharmaceuticals, Inc. *                                 3,067       55
   CV Therapeutics, Inc. * +                                      2,507       68
   Cypress Bioscience, Inc. * +                                   1,900       26
   Dendreon Corp. * +                                             3,523       20
   Discovery Laboratories, Inc. * +                               3,337       21
   Dov Pharmaceutical, Inc. *                                     1,307       20
   Durect Corp. * +                                               2,366       14
   Dusa Pharmaceuticals, Inc. * +                                 1,200       13
   Eyetech Pharmaceuticals, Inc. * +                              1,900       35
   First Horizon Pharmaceutical Corp. * +                         1,693       35
   HealthExtras, Inc. *                                           1,355       28
   Hi-Tech Pharmacal Co., Inc. *                                    400       10
   I-Flow Corp. * +                                               1,300       19
   Idenix Pharmaceuticals, Inc. * +                                 600       13
   Inspire Pharmaceuticals, Inc. * +                              2,450       22
   Isis Pharmaceuticals, Inc. * +                                 3,786       19
   Ista Pharmaceuticals, Inc. * +                                   400        3
   KV Pharmaceutical Co., Class A * +                             2,119       36
   Ligand Pharmaceuticals, Inc., Class B * +                      4,265       33
   Mannatech, Inc. +                                                900       11

EQUITY PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Pharmaceuticals - 3.8% - (continued)
   MannKind Corp. * +                                               900   $   12
   Medarex, Inc. * +                                              6,303       63
   Medicines Co. * +                                              2,876       64
   Medicis Pharmaceutical Corp., Class A +                        3,100      105
   MGI Pharma, Inc. * +                                           4,100      111
   Nabi Biopharmaceuticals *                                      3,412       46
   Nastech Pharmaceutical, Inc. * +                               1,200       17
   Natures Sunshine Products, Inc. +                                773       17
   NBTY, Inc. *                                                   3,200       70
   NeoPharm, Inc. * +                                             1,065       14
   Neurocrine Biosciences, Inc. * +                               2,100       96
   Neurogen Corp. * +                                             1,500       10
   New River Pharmaceuticals, Inc. * +                              300       13
   NitroMed, Inc. * +                                             1,033       19
   Noven Pharmaceuticals, Inc. *                                  1,393       23
   NPS Pharmaceuticals, Inc. * +                                  2,487       25
   Nuvelo, Inc. * +                                               2,519       24
   Onyx Pharmaceuticals, Inc. * +                                 2,051       41
   Pain Therapeutics, Inc. * +                                    1,901       12
   Par Pharmaceutical Cos., Inc. * +                              2,000       48
   Penwest Pharmaceuticals Co. * +                                1,537       22
   Perrigo Co. +                                                  4,738       68
   Pharmion Corp. * +                                             1,400       35
   Pozen, Inc. * +                                                1,542       14
   Priority Healthcare Corp., Class B *                           2,010       56
   Progenics Pharmaceuticals, Inc. * +                              999       24
   Renovis, Inc. * +                                              1,300       17
   Rigel Pharmaceuticals, Inc. * +                                1,330       27
   Salix Pharmaceuticals Ltd. * +                                 2,255       46
   Star Scientific, Inc. * +                                      1,814        7
   Tanox, Inc. * +                                                1,416       19
   Trimeris, Inc. * +                                               940       11
   United Therapeutics Corp. *                                    1,264       89
   USANA Health Sciences, Inc. * +                                  672       35
   ViaCell, Inc. * +                                                700        5
   Vicuron Pharmaceuticals, Inc. * +                              3,560      103
   Zymogenetics, Inc. * +                                         1,413       24
--------------------------------------------------------------------------------
                                                                           2,656
--------------------------------------------------------------------------------
Pipelines - 0.0%
   Transmontaigne, Inc. * +                                       2,141       20
--------------------------------------------------------------------------------
Real Estate - 0.3%
   Avatar Holdings, Inc. * +                                        289       16
   Californina Coastal Communities, Inc. * +                        343   $   13
   Consolidated-Tomoka Land Co. +                                   404       30
   Housevalues, Inc. * +                                            500        7
   Jones Lang LaSalle, Inc.                                       1,970       97
   Tarragon Corp. * +                                               787       17
   Trammell Crow Co. *                                            1,963       53
--------------------------------------------------------------------------------
                                                                             233
--------------------------------------------------------------------------------
REITS - 6.3%
   Aames Investment Corp.                                         2,200       16
   Acadia Realty Trust                                            1,417       25
   Affordable Residential Communities +                           1,500       18
   Agree Realty Corp. +                                             300        9
   Alexander's, Inc. * +                                            133       37
   Alexandria Real Estate Equities, Inc.                          1,235      101
   American Campus Communities, Inc.                              1,200       28
   American Home Mortgage Investment Corp.                        2,015       64
   AMLI Residential Properties Trust +                            1,503       47
   Anthracite Capital, Inc.                                       3,160       37
   Anworth Mortgage Asset Corp.                                   2,770       25
   Arbor Realty Trust, Inc.                                         500       14
   Ashford Hospitality Trust, Inc.                                2,400       28
   Bedford Property Investors, Inc. +                               888       20
   Bimini Mortgage Management, Inc. Class A                         900       11
   BioMed Realty Trust, Inc.                                      2,600       64
   Boykin Lodging Co. *                                           1,300       17
   Brandywine Realty Trust                                        3,173      101
   Capital Automotive REIT                                        2,244       80
   Capital Lease Funding, Inc.                                    1,200       12
   Capital Trust, Inc. of New York, Class A +                       600       20
   Cedar Shopping Centers, Inc. +                                 1,100       16
   Colonial Properties Trust                                      2,157       95
   Commercial Net Lease Realty                                    3,135       63
   Corporate Office Properties Trust                              1,664       58
   Correctional Properties Trust                                    672       20
   Cousins Properties, Inc. +                                     2,200       67
   Criimi MAE, Inc. * +                                             774       14
   CRT Properties, Inc.                                           1,792       50
   DiamondRock Hospitality Co. +                                  1,100       13
   Digital Realty Trust, Inc.                                       900       17
   EastGroup Properties, Inc.                                     1,240       53
   ECC Capital Corp. +                                            3,970       19
   Education Realty Trust, Inc.                                   1,090       20

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 18 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
REITS - 6.3% - (continued)
   Entertainment Properties Trust                                 1,560   $   71
   Equity Inns, Inc.                                              3,156       41
   Equity Lifestyle Properties, Inc.                              1,259       57
   Equity One, Inc.                                               2,078       48
   Extra Space Storage, Inc. +                                    1,700       25
   FelCor Lodging Trust, Inc. *                                   2,974       45
   Fieldstone Investment Corp. +                                  2,800       35
   First Industrial Realty Trust, Inc. +                          2,492       94
   First Potomac Realty Trust                                       800       21
   Gables Residential Trust +                                     1,753       76
   Getty Realty Corp.                                             1,076       31
   Glenborough Realty Trust, Inc.                                 1,689       34
   Glimcher Realty Trust +                                        2,178       57
   GMH Communities Trust                                          1,600       24
   Government Properties Trust, Inc. +                            1,600       16
   Gramercy Capital Corp. of New York +                             600       16
   Heritage Property Investment Trust +                           1,657       59
   Hersha Hospitality Trust +                                       800        8
   Highland Hospitality Corp. +                                   2,000       24
   Highwoods Properties, Inc.                                     3,130       97
   Home Properties, Inc.                                          1,855       76
   HomeBanc Corp. of Georgia +                                    2,900       23
   IMPAC Mortgage Holdings, Inc. +                                4,315       60
   Inland Real Estate Corp.                                       3,600       57
   Innkeepers USA Trust                                           2,278       36
   Investors Real Estate Trust                                    2,936       29
   Kilroy Realty Corp.                                            1,698       89
   Kite Realty Group Trust                                          900       14
   LaSalle Hotel Properties                                       1,714       58
   Lexington Corporate Properties Trust                           2,873       66
   LTC Properties, Inc.                                           1,029       21
   Luminent Mortgage Capital, Inc. +                              2,200       20
   Maguire Properties, Inc. +                                     2,000       58
   Meristar Hospitality Corp. *                                   5,074       47
   MFA Mortgage Investments, Inc.                                 4,862       33
   Mid-America Apartment Communities, Inc. +                      1,095       49
   MortgageIT Holdings, Inc. +                                    1,100       18
   National Health Investors, Inc.                                1,334       39
   Nationwide Health Properties, Inc. +                           3,848       90
   Newcastle Investment Corp. +                                   2,814       83
   NorthStar Realty Finance Corp. +                                 800        8
   Novastar Financial, Inc. +                                     1,516       52
   OMEGA Healthcare Investors, Inc.                               2,863   $   38
   Parkway Properties, Inc. of Maryland                             856       41
   Pennsylvania Real Estate Investment Trust                      2,132       92
   Post Properties, Inc. +                                        2,283       85
   Prentiss Properties Trust                                      2,643      102
   PS Business Parks, Inc.                                          901       41
   RAIT Investment Trust                                          1,527       46
   Ramco-Gershenson Properties                                      860       25
   Redwood Trust, Inc.                                            1,137       57
   Saul Centers, Inc. +                                             807       30
   Saxon Capital, Inc. +                                          3,100       39
   Senior Housing Properties Trust                                3,336       63
   Sizeler Property Investors                                       800       10
   Sovran Self Storage, Inc. +                                      940       44
   Spirit Finance Corp.                                           3,920       42
   Strategic Hotel Capital, Inc. +                                2,377       44
   Sun Communities, Inc.                                          1,096       37
   Sunstone Hotel Investors, Inc.                                 1,400       35
   Tanger Factory Outlet Centers, Inc.                            1,522       42
   Taubman Centers, Inc.                                          2,958       98
   Town & Country Trust (The) +                                   1,052       29
   Trustreet Properties, Inc. +                                   3,245       54
   U-Store-It Trust                                               1,500       31
   Universal Health Realty Income, Inc. +                           764       26
   Urstadt Biddle Properties, Class A +                           1,617       28
   Washington Real Estate Investment Trust +                      2,437       76
   Winston Hotels, Inc.                                           1,436       16
--------------------------------------------------------------------------------
                                                                           4,455
--------------------------------------------------------------------------------
Retail - 6.2%
   99 Cents Only Stores * +                                       2,500       26
   AC Moore Arts & Crafts, Inc. * +                                 980       22
   Aeropostale, Inc. *                                            3,261       83
   AFC Enterprises * +                                            1,000       13
   America's Car Mart, Inc. * +                                     480       10
   Asbury Automotive Group, Inc. *                                  712       12
   Big 5 Sporting Goods Corp. +                                   1,291       34
   Big Lots, Inc. * +                                             6,500       77
   BJ's Restaurants, Inc. * +                                       706       15
   Blair Corp.                                                      133        5
   Blockbuster, Inc., Class A +                                  11,000       72
   Bob Evans Farms, Inc.                                          2,104       51
   Bombay (The) Co., Inc. * +                                     2,397       11

EQUITY PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Retail - 6.2% - (continued)
   Bon-Ton Stores                                                   300     $  6
   Brookstone, Inc. * +                                           1,395       28
   Brown Shoe Co., Inc.                                           1,109       40
   Buckle (The), Inc.                                               405       16
   Buffalo Wild Wings, Inc. * +                                     500       14
   Build-A-Bear Workshop, Inc. * +                                  500       11
   Burlington Coat Factory Warehouse Corp.                          944       36
   Cabela's, Inc., Class A * +                                    1,600       33
   Cache, Inc. * +                                                  900       15
   California Pizza Kitchen, Inc. * +                             1,088       32
   Casey's General Stores, Inc.                                   2,987       61
   Cash America International, Inc. +                             1,691       36
   Casual Male Retail Group, Inc. * +                             1,873       13
   Cato (The) Corp., Class A                                      1,806       35
   CEC Entertainment, Inc. *                                      2,030       70
   Charlotte Russe Holding, Inc. * +                                810       11
   Charming Shoppes, Inc. *                                       7,023       85
   Children's Place Retail Stores (The), Inc. * +                 1,207       49
   Christopher & Banks Corp. +                                    2,060       33
   Citi Trends, Inc. * +                                            200        5
   CKE Restaurants, Inc. +                                        3,305       39
   Coldwater Creek, Inc. *                                        1,979       61
   Conn's, Inc. * +                                                 200        5
   Cost Plus, Inc. of California *                                1,286       28
   CSK Auto Corp. *                                               2,612       44
   Dave & Buster's, Inc. * +                                        655        9
   DEB Shops, Inc.                                                  378        9
   Denny's Corp. *                                                5,800       30
   Design Within Reach, Inc. * +                                  1,000       12
   Domino's Pizza, Inc.                                           1,961       45
   Dress Barn, Inc. *                                             1,231       30
   Electronics Boutique Holdings Corp. *                            709       45
   Finish Line (The), Inc., Class A                               2,486       36
   First Cash Financial Services, Inc. *                            900       22
   Fred's, Inc. +                                                 2,488       35
   GameStop Corp., Class B *                                      2,600       78
   Genesco, Inc. * +                                              1,288       51
   Goody's Family Clothing, Inc. +                                1,186        8
   Group 1 Automotive, Inc. *                                     1,187       35
   Guitar Center, Inc. *                                          1,478       85
   Haverty Furniture Cos., Inc. +                                 1,140       14
   Hibbett Sporting Goods, Inc. *                                 1,364       46
   HOT Topic, Inc. *                                              2,545     $ 39
   IHOP Corp. +                                                   1,167       47
   Insight Enterprises, Inc. *                                    2,932       55
   J. Jill Group (The), Inc. * +                                  1,191       21
   Jack in the Box, Inc. *                                        2,089       74
   Jo-Ann Stores, Inc. *                                          1,223       26
   Jos. A. Bank Clothiers, Inc. *                                   707       28
   Kenneth Cole Productions, Inc., Class A +                        544       16
   Krispy Kreme Doughnuts, Inc. * +                               3,500       24
   Landry's Restaurants, Inc. +                                   1,020       30
   Linens 'N Things, Inc. * +                                     2,639       62
   Lithia Motors, Inc., Class A                                     909       27
   Lone Star Steakhouse & Saloon, Inc.                              972       26
   Longs Drug Stores Corp.                                        1,763       75
   Luby's, Inc. * +                                               1,300       17
   MarineMax, Inc. *                                                734       21
   Movado Group, Inc.                                               896       18
   Movie Gallery, Inc. +                                          1,474       27
   New York & Co., Inc. * +                                         600       10
   Nu Skin Enterprises, Inc., Class A +                           3,264       70
   O'Charleys, Inc. *                                             1,485       24
   P.F. Chang's China Bistro, Inc. * +                            1,509       77
   Pacific Sunwear of California, Inc. *                          4,300      103
   Pantry (The), Inc. *                                           1,000       36
   Papa John's International, Inc. * +                              703       34
   Party City Corp. * +                                             704        9
   Payless Shoesource, Inc. *                                     3,867       72
   Pep Boys - Manny, Moe & Jack +                                 3,233       42
   Petco Animal Supplies, Inc. *                                  3,300       73
   Pier 1 Imports, Inc. +                                         4,900       61
   Rare Hospitality International, Inc. * +                       1,993       53
   Red Robin Gourmet Burgers, Inc. * +                              855       41
   Regis Corp.                                                    2,600      107
   Restoration Hardware, Inc. *                                   1,742       12
   Retail Ventures, Inc. * +                                      1,100       13
   Ruby Tuesday, Inc. +                                           3,600       80
   Rush Enterprises, Inc., Class A *                              1,200       19
   Ryan's Restaurant Group, Inc. *                                2,541       33
   School Specialty, Inc. *                                       1,372       66
   Select Comfort Corp. * +                                       2,194       42
   Sharper Image Corp. * +                                          677        9
   Shoe Carnival, Inc. * +                                          622       10

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 20 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Retail - 6.2% - (continued)
   ShopKo Stores, Inc. *                                          1,736   $   43
   Smart & Final, Inc. *                                            746        9
   Sonic Automotive, Inc.                                         1,666       39
   Sports Authority (The), Inc. * +                               1,500       48
   Stage Stores, Inc.                                             1,585       44
   Steak n Shake (The) Co. * +                                    1,820       36
   Stein Mart, Inc. +                                             1,445       35
   Systemax, Inc. * +                                               200        1
   Talbots, Inc.                                                  1,300       40
   TBC Corp. *                                                    1,257       34
   Texas Roadhouse, Inc., Class A *                               1,100       36
   Too, Inc. *                                                    1,999       53
   Tractor Supply Co. *                                           1,910       98
   Trans World Entertainment Corp. * +                            1,256        9
   Triarc Cos., Inc., Class B +                                   2,165       33
   Tuesday Morning Corp.                                          1,530       44
   United Auto Group, Inc. +                                      1,450       49
   West Marine, Inc. * +                                            805       15
   Wet Seal (The), Inc., Class A *                                2,800       14
   World Fuel Services Corp.                                      1,310       43
   Zale Corp. *                                                   2,970       83
   Zumiez, Inc. *                                                   200        7
--------------------------------------------------------------------------------
                                                                           4,369
--------------------------------------------------------------------------------
Savings & Loans - 1.9%
   Anchor BanCorp Wisconsin, Inc.                                 1,228       37
   BankAtlantic Bancorp, Inc., Class A +                          2,584       44
   BankUnited Financial Corp., Class A                            1,443       34
   Berkshire Hills Bancorp, Inc.                                    434       14
   Brookline Bancorp, Inc. +                                      3,587       55
   Charter Financial Corp. of Georgia +                             352       12
   Clifton Savings Bancorp, Inc. +                                  500        5
   Commercial Capital Bancorp, Inc.                               2,391       43
   Commercial Federal Corp.                                       2,210       75
   Dime Community Bancshares                                      1,844       28
   Fidelity Bankshares, Inc. +                                    1,341       40
   First Defiance Financial Corp. +                                 300        9
   First Financial Holdings, Inc.                                   757       24
   First Niagara Financial Group, Inc.                            6,685       95
   First Place Financial Corp. of Ohio                              989       21
   FirstFed Financial Corp. *                                       993       57
   Flagstar Bancorp, Inc. +                                       1,873       32
   Flushing Financial Corp. +                                       990       17
   Franklin Bank Corp. of Houston * +                             1,000   $   18
   Harbor Florida Bancshares, Inc.                                1,153       42
   Horizon Financial Corp. +                                        839       18
   ITLA Capital Corp. *                                             424       23
   Kearny Financial Corp. +                                       1,000       12
   KNBT Bancorp, Inc. +                                           1,800       30
   MAF Bancorp, Inc.                                              1,697       73
   NASB Financial, Inc. +                                           251       10
   NewAlliance Bancshares, Inc.                                   6,600       96
   Northwest Bancorp, Inc.                                        1,094       25
   OceanFirst Financial Corp. +                                     476       11
   Partners Trust Financial Group, Inc.                           2,523       30
   PennFed Financial Services, Inc.                                 590       11
   PFF Bancorp, Inc.                                              1,077       32
   Provident Financial Holdings                                     378       11
   Provident Financial Services, Inc.                             4,127       73
   Provident New York Bancorp +                                   2,753       33
   Sound Federal Bancorp, Inc. +                                    400        7
   Sterling Financial Corp. of Washington *                       1,530       59
   TierOne Corp.                                                  1,246       35
   United Community Financial Corp. of Ohio +                     2,112       24
   Westfield Financial, Inc. +                                      378        9
   WSFS Financial Corp.                                             421       25
--------------------------------------------------------------------------------
                                                                           1,349
--------------------------------------------------------------------------------
Semiconductors - 4.2%
   Actel Corp. *                                                  1,409       19
   ADE Corp. *                                                      700       15
   AMIS Holdings, Inc. *                                          2,400       29
   Amkor Technology, Inc. * +                                     6,200       32
   Applied Micro Circuits Corp. * +                              17,400       48
   Asyst Technologies, Inc. *                                     2,791       13
   Atmel Corp. * +                                               24,000       49
   ATMI, Inc. *                                                   2,147       66
   August Technology Corp. * +                                    1,000       12
   Axcelis Technologies, Inc. *                                   6,053       36
   Brooks Automation, Inc. *                                      2,613       37
   Cabot Microelectronics Corp. * +                               1,381       41
   Cirrus Logic, Inc. *                                           5,108       40
   Cohu, Inc.                                                     1,221       30
   Conexant Systems, Inc. * +                                    26,700       46
   Credence Systems Corp. *                                       4,721       42
   Cypress Semiconductor Corp. * +                                7,600      119

EQUITY PORTFOLIOS 21 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Semiconductors - 4.2% - (continued)
   Diodes, Inc. * +                                                 604   $   22
   DSP Group, Inc. *                                              1,583       40
   EMCORE Corp. * +                                               1,800        9
   Emulex Corp. *                                                 4,800      103
   Entegris, Inc. *                                               6,780       71
   Exar Corp. *                                                   2,420       38
   Fairchild Semiconductor International, Inc. *                  6,900      116
   Formfactor, Inc. * +                                           2,100       57
   Genesis Microchip, Inc. *                                      1,900       50
   Helix Technology Corp.                                         1,612       25
   Integrated Circuit Systems, Inc. *                             4,000       84
   Integrated Device Technology, Inc. * +                         6,100       65
   Integrated Silicon Solutions, Inc. * +                         2,086       18
   IXYS Corp. * +                                                 1,627       17
   Kopin Corp. * +                                                4,089       26
   Kulicke & Soffa Industries, Inc. * +                           3,272       27
   Lattice Semiconductor Corp. *                                  6,867       31
   Leadis Technology, Inc. *                                      1,400       10
   LTX Corp. * +                                                  4,182       18
   Mattson Technology, Inc. * +                                   2,721       26
   Micrel, Inc. *                                                 3,615       46
   Microsemi Corp. *                                              3,536       85
   Microtune, Inc. * +                                            3,000       18
   MIPS Technologies, Inc. *                                      2,800       18
   MKS Instruments, Inc. *                                        1,950       35
   Netlogic Microsystems, Inc. * +                                  600       12
   Omnivision Technologies, Inc. * +                              3,286       48
   ON Semiconductor Corp. * +                                     8,132       47
   Pericom Semiconductor Corp. *                                  1,341       12
   Photronics, Inc. * +                                           2,279       47
   Pixelworks, Inc. *                                             2,983       22
   PLX Technology, Inc. *                                         1,600       15
   PMC - Sierra, Inc. * +                                        10,400       88
   Portalplayer, Inc. * +                                           800       21
   Power Integrations, Inc. *                                     1,695       38
   Rambus, Inc. * +                                               5,700       60
   Rudolph Technologies, Inc. * +                                   723       11
   Semitool, Inc. *                                               1,345       11
   Semtech Corp. *                                                4,200       69
   Sigmatel, Inc. * +                                             2,000       39
   Silicon Image, Inc. * +                                        4,800       50
   Silicon Laboratories, Inc. * +                                 2,400       74
   Sirf Technology Holdings, Inc. *                               1,900   $   48
   Skyworks Solutions, Inc. *                                     9,165       69
   Standard Microsystems Corp. * +                                1,355       35
   Supertex, Inc. *                                                 618       18
   Tessera Technologies, Inc. *                                   2,500       83
   Transwitch Corp. * +                                           7,200       12
   Triquint Semiconductor, Inc. * +                               8,199       32
   Ultratech, Inc. * +                                            1,341       21
   Varian Semiconductor Equipment Associates, Inc. *              2,161       98
   Veeco Instruments, Inc. * +                                    1,554       29
   Virage Logic Corp. *                                             500        4
   Vitesse Semiconductor Corp. * +                               13,149       29
   Volterra Semiconductor Corp. * +                               1,100       13
   Zoran Corp. *                                                  2,657       42
--------------------------------------------------------------------------------
                                                                           2,926
--------------------------------------------------------------------------------
Software - 3.2%
   Acxiom Corp.                                                   5,100      101
   Advent Software, Inc. *                                        1,201       33
   Allscripts Healthcare Solutions, Inc. * +                      1,854       33
   Altiris, Inc. * +                                              1,402       18
   American Reprographics Co. *                                     840       14
   AMICAS, Inc. * +                                               2,200       12
   Ansys, Inc. *                                                  1,800       68
   Aspen Technology, Inc. * +                                     2,560       13
   Atari, Inc. *                                                  2,200        3
   Blackboard, Inc. * +                                           1,200       29
   Borland Software Corp. * +                                     4,922       30
   Bottomline Technologies, Inc. *                                  800       12
   CCC Information Services Group, Inc. * +                         465       12
   Computer Programs & Systems, Inc.                                498       16
   Concur Technologies, Inc. * +                                  1,630       19
   CSG Systems International, Inc. *                              2,880       59
   Dendrite International, Inc. *                                 2,378       43
   Digi International, Inc. *                                     1,300       14
   Eclipsys Corp. * +                                             2,173       37
   eFunds Corp. *                                                 2,759       54
   Emageon, Inc. * +                                                700        9
   Epicor Software Corp. *                                        3,005       40
   EPIQ Systems, Inc. * +                                           910       17
   FalconStor Software, Inc. * +                                  1,615       10
   Filenet Corp. *                                                2,381       63

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 22 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Software - 3.2% - (continued)
   IDX Systems Corp. * +                                          1,339   $   42
   Infocrossing, Inc. * +                                         1,400       12
   Informatica Corp. *                                            5,182       59
   infoUSA, Inc. *                                                1,878       20
   InPhonic, Inc. * +                                               900       14
   Inter-Tel, Inc. +                                              1,269       28
   Intervideo, Inc. * +                                             800        8
   JDA Software Group, Inc. * +                                   1,619       23
   Keane, Inc. * +                                                2,749       32
   Lawson Software, Inc. * +                                      3,575       23
   Majesco Entertainment Co. * +                                  1,200        3
   Mantech International Corp., Class A * +                         957       30
   MapInfo Corp. *                                                1,200       14
   Micromuse, Inc. *                                              4,716       31
   MicroStrategy, Inc., Class A * +                                 757       58
   Midway Games, Inc. * +                                         1,021       15
   MoneyGram International, Inc.                                  5,000      104
   MRO Software, Inc. *                                           1,219       21
   NDCHealth Corp.                                                2,167       41
   NetIQ Corp. * +                                                3,173       37
   Open Solutions, Inc. * +                                       1,100       25
   Packeteer, Inc. * +                                            1,984       23
   Parametric Technology Corp. *                                 15,760       96
   PDF Solutions, Inc. * +                                          929       15
   Pegasystems, Inc. * +                                            755        5
   Per-Se Technologies, Inc. * +                                  1,230       24
   Phoenix Technologies Ltd. *                                    1,200        9
   Progress Software Corp. *                                      2,150       66
   QAD, Inc.                                                        875        7
   Quality Systems, Inc. * +                                        440       29
   Quest Software, Inc. *                                         3,638       49
   Renaissance Learning, Inc. +                                     618       10
   ScanSoft, Inc. * +                                             5,094       25
   Schawk, Inc. +                                                   696       16
   Seachange International, Inc. * +                              1,752       11
   Serena Software, Inc. *                                        1,511       29
   SPSS, Inc. *                                                     872       19
   SS&C Technologies, Inc.                                          919       34
   THQ, Inc. * +                                                  2,237       75
   Transaction Systems Architects, Inc. *                         2,154       58
   Trident Microsystems, Inc. *                                   1,400       49
   Ulticom, Inc. *                                                  610        6
   Ultimate Software Group, Inc. *                                1,500   $   27
   VeriFone Holdings, Inc. * +                                    1,400       31
   Verint Systems, Inc. * +                                         696       27
   Wind River Systems, Inc. *                                     4,148       55
   Witness Systems, Inc. *                                        1,700       31
--------------------------------------------------------------------------------
                                                                           2,225
--------------------------------------------------------------------------------
Storage/Warehousing - 0.1%
   Mobile Mini, Inc. * +                                            909       38
--------------------------------------------------------------------------------
Telecommunications - 3.9%
   3Com Corp. *                                                  22,100       75
   Adaptec, Inc. * +                                              6,591       22
   Adtran, Inc.                                                   3,800       98
   Aeroflex, Inc. *                                               4,128       38
   Airspan Networks, Inc. *                                       2,700       13
   Alaska Communications Systems Group, Inc. +                      800        9
   Anaren, Inc. *                                                 1,097       15
   Anixter International, Inc. *                                  1,791       68
   Applied Signal Technology, Inc. +                                602       11
   Arris Group, Inc. *                                            5,999       63
   Aspect Communications Corp. * +                                2,497       29
   Atheros Communications, Inc. * +                               1,800       19
   Black Box Corp.                                                  903       39
   Broadwing Corp. * +                                            4,324       19
   C-COR, Inc. * +                                                2,873       22
   Centennial Communications Corp. * +                            1,100       13
   CIENA Corp. * +                                               33,100       74
   Cincinnati Bell, Inc. *                                       14,259       62
   Commonwealth Telephone Enterprises, Inc. +                     1,181       48
   CommScope, Inc. * +                                            3,140       59
   Comtech Telecommunications * +                                 1,247       44
   CT Communications, Inc. +                                      1,127       13
   Ditech Communications Corp. * +                                2,201       16
   Dobson Communications Corp., Class A * +                       6,494       49
   EndWave Corp. * +                                                320       10
   Essex Corp. *                                                  1,100       24
   Extreme Networks * +                                           6,755       29
   Fairpoint Communications, Inc. +                               1,590       26
   Finisar Corp. * +                                             10,043        9
   Foundry Networks, Inc. *                                       7,100       83
   General Communication, Inc., Class A *                         3,619       39
   Glenayre Technologies, Inc. * +                                4,400       17
   GlobeTel Communications Corp. * +                              3,200        5

EQUITY PORTFOLIOS 23 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 3.9% - (continued)
   Golden Telecom, Inc. +                                         1,109   $   33
   Harmonic, Inc. *                                               4,405       26
   Hypercom Corp. * +                                             3,217       20
   IDT Corp., Class B * +                                         3,200       42
   Interdigital Communications Corp. * +                          3,100       55
   Intrado, Inc. * +                                              1,168       18
   Iowa Telecommunications Services, Inc. +                       1,300       24
   Ixia *                                                         1,859       33
   Jamdat Mobile, Inc. * +                                          700       17
   Level 3 Communications, Inc. * +                              40,200       79
   Mastec, Inc. *                                                 1,819       21
   MRV Communications, Inc. * +                                   6,671       14
   Netgear, Inc. *                                                1,800       40
   Newport Corp. *                                                2,557       34
   North Pittsburgh Systems, Inc. +                               1,029       21
   Novatel Wireless, Inc. * +                                     1,900       23
   Oplink Communications, Inc. *                                  7,301       12
   Plantronics, Inc.                                              2,800       91
   Polycom, Inc. *                                                5,700      102
   Powerwave Technologies, Inc. * +                               5,825       61
   Premiere Global Services, Inc. *                               3,979       36
   Price Communications Corp. * +                                 2,427       41
   RCN Corp. * +                                                  1,300       31
   RF Micro Devices, Inc. *                                      10,882       71
   SafeNet, Inc. * +                                              1,360       44
   SBA Communications Corp., Class A *                            4,215       63
   Shenandoah Telecom Co. +                                         548       22
   Sonus Networks, Inc. * +                                      14,400       68
   Spectralink Corp. +                                            1,109       14
   SureWest Communications +                                        908       25
   Sycamore Networks, Inc. * +                                   10,572       40
   SymmetriCom, Inc. * +                                          2,605       23
   Syniverse Holdings, Inc. * +                                   1,170       18
   Talk America Holdings, Inc. * +                                1,786       16
   Tekelec *                                                      3,277       65
   Telkonet, Inc. * +                                             2,400        9
   Terayon Communication Systems, Inc. * +                        4,383       14
   Time Warner Telecom, Inc., Class A * +                         2,836       22
   Ubiquitel, Inc. *                                              4,700       41
   USA Mobility, Inc. * +                                         1,562       44
   UTStarcom, Inc. * +                                            5,700       44
   Valor Communications Group, Inc.                               1,680       23
   Viasat, Inc. * +                                               1,291   $   31
   Westell Technologies, Inc., Class A * +                        3,692       14
   Wireless Facilities, Inc. * +                                  2,910       16
   Zhone Technologies, Inc. * +                                   4,095       11
--------------------------------------------------------------------------------
                                                                           2,772
--------------------------------------------------------------------------------
Textiles - 0.1%
   Angelica Corp.                                                   496       11
   Dixie Group, Inc. *                                              795       13
   G & K Services, Inc., Class A +                                1,088       47
   Innovo Group, Inc. *                                           1,900        4
   Unifirst Corp. of Massachusetts                                  574       23
--------------------------------------------------------------------------------
                                                                              98
--------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.2%
   Jakks Pacific, Inc. * +                                        1,607       27
   Leapfrog Enterprises, Inc. * +                                 1,800       24
   RC2 Corp. * +                                                  1,100       43
   Topps (The) Co. +                                              2,165       22
--------------------------------------------------------------------------------
                                                                             116
--------------------------------------------------------------------------------
Transportation - 1.3%
   ABX Air, Inc. * +                                              3,100       25
   Arkansas Best Corp.                                            1,422       48
   Covenant Transport, Inc., Class A *                              564        7
   Dynamex, Inc. *                                                  503        9
   EGL, Inc. * +                                                  2,512       63
   Florida East Coast Industries, Inc. +                          1,842       79
   Forward Air Corp.                                              1,886       67
   Genesee & Wyoming, Inc., Class A * +                           1,236       36
   Gulfmark Offshore, Inc. * +                                    1,040       31
   Heartland Express, Inc. +                                      2,578       51
   HUB Group, Inc., Class A *                                     1,200       39
   Kansas City Southern * +                                       4,692       94
   Kirby Corp. *                                                  1,243       58
   Knight Transportation, Inc. +                                  2,211       52
   Maritrans, Inc.                                                  600       18
   Marten Transport Ltd. * +                                        500       12
   Offshore Logistics, Inc. *                                     1,242       45
   Old Dominion Freight Line, Inc. * +                              984       32
   Pacer International, Inc. *                                    2,146       56
   PAM Transportation Services, Inc. *                              196        3
   RailAmerica, Inc. *                                            2,163       25
   SCS Transportation, Inc. * +                                     873       14
   Sirva, Inc. * +                                                1,200       12

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 24 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1% - CONTINUED
--------------------------------------------------------------------------------
Transportation - 1.3% - (continued)
   U.S. Xpress Enterprises, Inc., Class A *                        644   $     9
   USA Truck, Inc. *                                               400        10
   Werner Enterprises, Inc.                                      2,900        52
--------------------------------------------------------------------------------
                                                                             947
--------------------------------------------------------------------------------
Trucking & Leasing - 0.2%
   AMERCO, Inc. * +                                                600        36
   GATX Corp.                                                    2,541       103
   Greenbrier Cos., Inc. +                                         420        12
   Interpool, Inc.                                                 300         6
--------------------------------------------------------------------------------
                                                                             157
--------------------------------------------------------------------------------
Water - 0.2%
   American States Water Co. +                                   1,043        33
   California Water Service Group +                                995        40
   Connecticut Water Service, Inc. +                               674        17
   Middlesex Water Co. +                                           698        15
   Pico Holdings, Inc. * +                                         466        14
   SJW Corp. +                                                     429        21
   Southwest Water Co. +                                         1,160        16
--------------------------------------------------------------------------------
                                                                             156
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $50,389)                                                            69,141

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CONVERTIBLE BOND - 0.0%
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.0%
   Timco Aviation Services, Inc., /(1)/
      8.00%, 1/2/07                                                  $1       --
--------------------------------------------------------------------------------
Total Convertible Bond
--------------------------------------------------------------------------------
(Cost $-)                                                                     --

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 42.6%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(2)/                         30,001,558    30,002
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $30,002)                                                            30,002

--------------------------------------------------------------------------------
OTHER - 0.0%
--------------------------------------------------------------------------------
   Escrow CSF Holdings, Inc. *                                   2,000   $    --
   Escrow DLB Oil & Gas *                                          400        --
   Escrow MascoTech, Inc. *                                     10,600        --
   Escrow Position PetroCorp. *                                    420        --
--------------------------------------------------------------------------------
Total Other
--------------------------------------------------------------------------------
(Cost $-)                                                                     --

--------------------------------------------------------------------------------
WARRANTS - 0.0%
--------------------------------------------------------------------------------
   American Satellite Network *                                    350        --
   Optical Cable Corp., Exp. 10/24/07 *                            232        --
   Optical Cable Corp., Exp. 10/24/07 *                         79,600        --
   Redback Networks, Inc., Exp. 1/2/11 *                           182         1
   Redback Networks, Inc., Exp. 1/2/11 *                           191        --
--------------------------------------------------------------------------------
Total Warrants
--------------------------------------------------------------------------------
(Cost $-)                                                                      1

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.7%
--------------------------------------------------------------------------------
   KBC Bank N.V., London, Eurodollar
      Time Deposit,
      3.59%, 9/1/05                                           $1,081      1,081
   U.S. Treasury Bill, /(3)/
      3.26%, 12/1/05                                             150        149
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $1,230)                                                             1,230

--------------------------------------------------------------------------------
Total Investments - 142.4%
--------------------------------------------------------------------------------
(Cost $81,621)                                                          100,374

   Liabilities less Other Assets - (42.4)%                              (29,874)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 70,500

/(1)/ Fair valued security
/(2)/ Investment relates to cash collateral received from portfolio securities loaned.
/(3)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

EQUITY PORTFOLIOS 25 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At August 31, 2005, the Small Company Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE                     CONTRACTS    (000S)    POSITION     EXP.       (000S)
--------------------------------------------------------------------------------
Russell 2000                     4     $1,334       Long       9/05          $59
--------------------------------------------------------------------------------

At August 31, 2005, the industry sectors for the Small Company Index Portfolio were:

--------------------------------------------------------------------------------
                                                                  % OF LONG TERM
INDUSTRY SECTOR                                                     INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     15.5%
Consumer Staples                                                            2.9
Energy                                                                      6.3
Financials                                                                 21.4
Health Care                                                                12.8
Industrials                                                                14.5
Information Technology                                                     18.1
Materials                                                                   4.5
Telecommunication Services                                                  1.3
Utilities                                                                   2.7
--------------------------------------------------------------------------------
Total                                                                     100.0%

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $81,621
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $21,408
Gross tax depreciation of investments                                    (2,655)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $18,753
--------------------------------------------------------------------------------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 26 EQUITY PORTFOLIOS

----------------
EQUITY PORFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
--------------------------------------------------------------------------------
Advertising - 1.5%
   Getty Images, Inc. * +                                         4,100   $  351
--------------------------------------------------------------------------------
Agriculture - 0.9%
   Bunge Ltd. +                                                   3,700      217
--------------------------------------------------------------------------------
Banks - 2.1%
   East-West Bancorp, Inc.                                        7,800      264
   Investors Financial Services Corp. +                           6,200      218
--------------------------------------------------------------------------------
                                                                             482
--------------------------------------------------------------------------------
Biotechnology - 5.1%
   Affymetrix, Inc. * +                                           6,800      337
   Celgene Corp. * +                                              4,800      241
   Genzyme Corp. *                                                3,800      270
   Serologicals Corp. * +                                        14,000      333
--------------------------------------------------------------------------------
                                                                           1,181
--------------------------------------------------------------------------------
Building Materials - 1.5%
   Masco Corp.                                                   11,300      347
--------------------------------------------------------------------------------
Commercial Services - 2.8%
   Corporate Executive Board Co.                                  3,400      274
   Education Management Corp. *                                   6,500      220
   Robert Half International, Inc.                                4,800      162
--------------------------------------------------------------------------------
                                                                             656
--------------------------------------------------------------------------------
Data Processing - 5.2%
   Alliance Data Systems Corp. *                                  8,200      345
   Certegy, Inc.                                                  8,400      289
   Global Payments, Inc.                                          5,500      362
   NAVTEQ Corp. *                                                 4,600      214
--------------------------------------------------------------------------------
                                                                           1,210
--------------------------------------------------------------------------------
Diversified Financial Services - 4.9%
   Calamos Asset Management, Inc., Class A                       10,400      280
   Chicago Mercantile Exchange Holdings, Inc.                       700      194
   First Marblehead Corp. (The) * +                               5,000      144
   Legg Mason, Inc. +                                             1,600      167
   Price (T. Rowe) Group, Inc.                                    5,400      340
--------------------------------------------------------------------------------
                                                                           1,125
--------------------------------------------------------------------------------
Electronics - 1.4%
   Flir Systems, Inc. * +                                         8,400      271
   Symbol Technologies, Inc.                                      6,630       61
--------------------------------------------------------------------------------
                                                                             332
--------------------------------------------------------------------------------
Entertainment - 2.0%
   Shuffle Master, Inc. * +                                      10,000      244
   Station Casinos, Inc.                                          3,300      221
--------------------------------------------------------------------------------
                                                                             465
--------------------------------------------------------------------------------
Environmental Control - 0.7%
   Stericycle, Inc. * +                                           2,700   $  157
--------------------------------------------------------------------------------
Food - 0.9%
   McCormick & Co., Inc.                                          6,100      207
--------------------------------------------------------------------------------
Hardware - 2.3%
   Network Appliance, Inc. *                                      9,000      214
   Zebra Technologies Corp., Class A *                            8,200      306
--------------------------------------------------------------------------------
                                                                             520
--------------------------------------------------------------------------------
Healthcare - Products - 3.4%
   Gen-Probe, Inc. *                                              5,300      242
   Kinetic Concepts, Inc. *                                       6,300      345
   St. Jude Medical, Inc. *                                       4,100      188
--------------------------------------------------------------------------------
                                                                             775
--------------------------------------------------------------------------------
Healthcare - Services - 6.2%
   Aetna, Inc.                                                    3,500      279
   Caremark Rx, Inc. *                                            9,400      439
   Sierra Health Services *                                       4,800      323
   United Surgical Partners International, Inc. * +              10,300      395
--------------------------------------------------------------------------------
                                                                           1,436
--------------------------------------------------------------------------------
Instrumentation/Controls - 1.1%
   Watts Industries, Inc., Class A +                              7,500      254
--------------------------------------------------------------------------------
Insurance - 0.8%
   CIGNA Corp.                                                    1,700      196
--------------------------------------------------------------------------------
IT Services - 1.2%
   Cognizant Technology Solutions Corp., Class A *                6,100      278
--------------------------------------------------------------------------------
Leisure Time - 1.3%
   Life Time Fitness, Inc. * +                                    8,800      295
--------------------------------------------------------------------------------
Lodging - 2.7%
   Marriott International, Inc., Class A                          5,300      335
   Starwood Hotels & Resorts Worldwide, Inc.                      5,100      297
--------------------------------------------------------------------------------
                                                                             632
--------------------------------------------------------------------------------
Machinery - Diversified - 1.3%
   Rockwell Automation, Inc.                                      5,800      302
--------------------------------------------------------------------------------
Media - 1.0%
   Scripps (E.W.) Co., Class A                                    4,400      220
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 1.4%
   Precision Castparts Corp.                                      3,400      329
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 3.0%
   ITT Industries, Inc.                                           3,200      349
   Roper Industries, Inc.                                         9,000      347
--------------------------------------------------------------------------------
                                                                             696
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 8.1%
   ENSCO International, Inc.                                    9,400   $   384
   EOG Resources, Inc.                                          5,200       332
   Forest Oil Corp. *                                           7,900       355
   Rowan Cos., Inc.                                            11,000       409
   XTO Energy, Inc.                                             9,600       382
--------------------------------------------------------------------------------
                                                                          1,862
--------------------------------------------------------------------------------
Oil & Gas Services - 3.2%
   Grant Prideco, Inc. *                                       10,300       380
   Smith International, Inc. +                                 10,400       361
--------------------------------------------------------------------------------
                                                                            741
--------------------------------------------------------------------------------
Pharmaceuticals - 3.7%
   Gilead Sciences, Inc. *                                      6,300       271
   MGI Pharma, Inc. * +                                         8,700       235
   Sepracor, Inc. * +                                           7,100       356
--------------------------------------------------------------------------------
                                                                            862
--------------------------------------------------------------------------------
Restaurants - 0.8%
   Applebee's International, Inc.                               8,200       181
--------------------------------------------------------------------------------
Retail - 8.6%
   Abercrombie & Fitch Co., Class A                             3,300       184
   Coach, Inc. *                                               12,300       408
   Dick's Sporting Goods, Inc. * +                              7,200       228
   Petsmart, Inc.                                               9,900       255
   Starbucks Corp. *                                            5,600       275
   Talbots, Inc. +                                              7,700       236
   Urban Outfitters, Inc. *                                     7,100       395
--------------------------------------------------------------------------------
                                                                          1,981
--------------------------------------------------------------------------------
Semiconductors - 6.8%
   ATI Technologies, Inc. * +                                  13,400       163
   Broadcom Corp., Class A *                                    6,400       278
   Kla-Tencor Corp.                                             6,800       345
   Linear Technology Corp.                                      6,000       228
   National Semiconductor Corp. +                              12,700       317
   QLogic Corp. *                                               7,300       252
--------------------------------------------------------------------------------
                                                                          1,583
--------------------------------------------------------------------------------
Software - 7.6%
   Adobe Systems, Inc.                                          9,800       265
   Autodesk, Inc.                                               7,400       320
   Cognos, Inc. * +                                            10,000       361
   Manhattan Associates, Inc. * +                              10,500       222
   Mercury Interactive Corp. *                                  6,500       238
   Symantec Corp. *                                            17,000   $   357
--------------------------------------------------------------------------------
                                                                          1,763
--------------------------------------------------------------------------------
Telecommunications - 1.5%
   Nextel Partners, Inc., Class A *                            12,882       338
--------------------------------------------------------------------------------
Telecommunications Equipment - 1.2%
   Juniper Networks, Inc. *                                    12,300       280
--------------------------------------------------------------------------------
Transportation - 3.0%
   Expeditors International Washington, Inc.                    5,600       311
   UTI Worldwide, Inc. +                                        5,100       385
--------------------------------------------------------------------------------
                                                                            696
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $20,283)                                                           22,950

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 23.1%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                         5,350,092     5,350
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $5,350)                                                             5,350

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.6%
--------------------------------------------------------------------------------
   KBC Bank N.V., London, Eurodollar
      Time Deposit,
      3.59%, 9/1/05                                              $362       362
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $362)                                                                 362

--------------------------------------------------------------------------------
Total Investments - 123.9%
--------------------------------------------------------------------------------
(Cost $25,995)                                                           28,662
   Liabilities less Other Assets - (23.9)%                               (5,533)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $23,129

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO (continued)

At August 31, 2005, the industry sectors for the Mid Cap Growth Portfolio were:

                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     18.9%
Consumer Staples                                                            1.8
Energy                                                                     11.3
Financials                                                                  7.0
Health Care                                                                19.4
Industrials                                                                14.1
Information Technology                                                     26.0
Telecommunication Services                                                  1.5
--------------------------------------------------------------------------------
Total                                                                     100.0%

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $25,995
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $ 3,425
Gross tax depreciation of investments                                      (758)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $ 2,667
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
FOCUSED GROWTH PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
--------------------------------------------------------------------------------
Aerospace/Defense - 7.1%
   Boeing (The) Co.                                             63,000   $ 4,222
   Goodrich Corp.                                               49,600     2,273
   Rockwell Collins, Inc.                                       45,800     2,204
   United Technologies Corp.                                    42,000     2,100
--------------------------------------------------------------------------------
                                                                          10,799
--------------------------------------------------------------------------------
Apparel - 0.9%
   NIKE, Inc., Class B                                          16,800     1,326
--------------------------------------------------------------------------------
Beverages - 4.6%
   Brown-Forman Corp., Class B +                                21,535     1,220
   Coca-Cola (The) Co.                                          60,000     2,640
   PepsiCo, Inc.                                                58,000     3,181
--------------------------------------------------------------------------------
                                                                           7,041
--------------------------------------------------------------------------------
Biotechnology - 2.8%
   Amgen, Inc. *                                                53,000     4,235
--------------------------------------------------------------------------------
Computers - 2.9%
   Dell, Inc. *                                                 82,500     2,937
   EMC Corp. of Massachusetts *                                110,000     1,415
--------------------------------------------------------------------------------
                                                                           4,352
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 3.0%
   Procter & Gamble Co.                                         82,000     4,549
--------------------------------------------------------------------------------
Diversified Financial Services - 1.9%
   Chicago Mercantile Exchange Holdings, Inc. +                  3,000       833
   Franklin Resources, Inc.                                     25,000     2,011
--------------------------------------------------------------------------------
                                                                           2,844
--------------------------------------------------------------------------------
Electric - 1.0%
   TXU Corp.                                                    16,000     1,552
--------------------------------------------------------------------------------
Healthcare - Products - 6.4%
   Alcon, Inc.                                                  17,000     2,007
   Johnson & Johnson                                            76,000     4,818
   Medtronic, Inc.                                              50,000     2,850
--------------------------------------------------------------------------------
                                                                           9,675
--------------------------------------------------------------------------------
Healthcare - Services - 6.3%
   Humana, Inc. *                                               41,400     1,994
   UnitedHealth Group, Inc.                                     67,000     3,451
   WellChoice, Inc. * +                                         31,000     2,204
   WellPoint, Inc. *                                            25,000     1,856
--------------------------------------------------------------------------------
                                                                           9,505
--------------------------------------------------------------------------------
Household Products/Wares - 0.9%
   Fortune Brands, Inc. +                                       16,000     1,392
--------------------------------------------------------------------------------
Insurance - 2.5%
   Progressive (The) Corp.                                      20,500     1,976
   Prudential Financial, Inc.                                   27,000   $ 1,738
--------------------------------------------------------------------------------
                                                                           3,714
--------------------------------------------------------------------------------
Internet - 0.9%
   Symantec Corp. *                                             66,094     1,387
--------------------------------------------------------------------------------
Lodging - 2.1%
   Harrah's Entertainment, Inc.                                 20,000     1,391
   Marriott International, Inc., Class A                        28,400     1,795
--------------------------------------------------------------------------------
                                                                           3,186
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 1.6%
   Caterpillar, Inc.                                            44,700     2,480
--------------------------------------------------------------------------------
Media - 2.2%
   Comcast Corp., Special Class A * +                           52,000     1,569
   Time Warner, Inc.                                           100,000     1,792
--------------------------------------------------------------------------------
                                                                           3,361
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 2.0%
   Precision Castparts Corp.                                    32,000     3,094
--------------------------------------------------------------------------------
Mining - 1.6%
   Freeport-McMoRan Copper & Gold, Inc., Class B +              58,700     2,475
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 4.9%
   General Electric Co.                                        105,000     3,529
   Honeywell International, Inc.                                37,500     1,435
   ITT Industries, Inc.                                         21,900     2,390
--------------------------------------------------------------------------------
                                                                           7,354
--------------------------------------------------------------------------------
Oil & Gas - 3.1%
   Apache Corp.                                                 22,000     1,576
   Diamond Offshore Drilling, Inc. +                            22,000     1,299
   Transocean, Inc. *                                           32,000     1,889
--------------------------------------------------------------------------------
                                                                           4,764
--------------------------------------------------------------------------------
Oil & Gas Services - 3.4%
   Halliburton Co. +                                            46,000     2,851
   National-Oilwell Varco, Inc. *                               35,000     2,247
--------------------------------------------------------------------------------
                                                                           5,098
--------------------------------------------------------------------------------
Pharmaceuticals - 5.2%
   Abbott Laboratories                                          60,000     2,708
   Medco Health Solutions, Inc. *                               34,600     1,705
   Teva Pharmaceutical Industries Ltd. ADR +                    30,000       973
   Wyeth                                                        53,000     2,427
--------------------------------------------------------------------------------
                                                                           7,813
--------------------------------------------------------------------------------
Retail - 8.8%
   CVS Corp.                                                    97,300     2,858

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8% - CONTINUED
--------------------------------------------------------------------------------
Retail - 8.8% - (continued)
   Kohl's Corp. *                                              38,500   $  2,019
   Nordstrom, Inc.                                             58,000      1,948
   Staples, Inc.                                               74,000      1,625
   Walgreen Co.                                                65,500      3,034
   Yum! Brands, Inc.                                           39,000      1,848
--------------------------------------------------------------------------------
                                                                          13,332
--------------------------------------------------------------------------------
Semiconductors - 8.1%
   Broadcom Corp., Class A *                                   14,000        609
   Intel Corp.                                                181,500      4,668
   Microchip Technology, Inc. +                                58,000      1,805
   National Semiconductor Corp. +                              80,000      1,995
   Texas Instruments, Inc.                                     99,300      3,245
--------------------------------------------------------------------------------
                                                                          12,322
--------------------------------------------------------------------------------
Software - 7.3%
   Autodesk, Inc.                                              15,000        648
   Microsoft Corp.                                            268,900      7,368
   Oracle Corp. *                                             234,000      3,035
--------------------------------------------------------------------------------
                                                                          11,051
--------------------------------------------------------------------------------
Telecommunications - 7.3%
   Cisco Systems, Inc. *                                      120,000      2,114
   Corning, Inc. *                                            165,000      3,293
   Motorola, Inc.                                             190,000      4,157
   NII Holdings, Inc. * +                                      19,200      1,464
--------------------------------------------------------------------------------
                                                                          11,028
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $133,156)                                                          149,729

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 4.4%
--------------------------------------------------------------------------------
   Northern Institutional Funds - Liquid Assets
      Portfolio /(1)/                                       6,651,934      6,652
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $6,652)                                                              6,652

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 4.4%
--------------------------------------------------------------------------------
   KBC Bank N.V., London, Eurodollar Time Deposit,
      3.59%, 9/1/05                                           $6,672     $6,672
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $6,672)                                                             6,672

--------------------------------------------------------------------------------
Total Investments - 107.6%
--------------------------------------------------------------------------------
(Cost $146,480)                                                         163,053

   Liabilities less Other Assets - (7.6)%                               (11,435)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $151,618

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At August 31, 2005, the industry sectors for the Focused Growth Portfolio were:

--------------------------------------------------------------------------------
                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                      INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     11.2%
Consumer Staples                                                           11.7
Energy                                                                      6.6
Financials                                                                  4.4
Health Care                                                                20.8
Industrials                                                                15.9
Information Technology                                                     25.7
Materials                                                                   1.7
Telecommunication Services                                                  1.0
Utilities                                                                   1.0
--------------------------------------------------------------------------------
Total                                                                     100.0%

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $146,480
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 17,423
Gross tax depreciation of investments                                      (850)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 16,573
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
--------------------------------------------------------------------------------
Aerospace/Defense - 1.8%
   United Technologies Corp.                                     13,275   $  664
--------------------------------------------------------------------------------
Apparel - 1.3%
   NIKE, Inc., Class B                                            6,050      477
--------------------------------------------------------------------------------
Banks - 1.7%
   Bank of America Corp.                                         14,975      644
--------------------------------------------------------------------------------
Beverages - 2.3%
   PepsiCo, Inc.                                                 15,275      838
--------------------------------------------------------------------------------
Biotechnology - 3.3%
   Amgen, Inc. *                                                 13,075    1,045
   Biogen Idec, Inc. *                                            4,650      196
--------------------------------------------------------------------------------
                                                                           1,241
--------------------------------------------------------------------------------
Chemicals - 2.8%
   du Pont (E.I.) de Nemours & Co.                               12,150      481
   Praxair, Inc.                                                 11,200      541
--------------------------------------------------------------------------------
                                                                           1,022
--------------------------------------------------------------------------------
Commercial Services - 0.9%
   Accenture Ltd., Class A *                                     14,325      350
--------------------------------------------------------------------------------
Computers - 2.7%
   Dell, Inc. *                                                   9,350      333
   EMC Corp. of Massachusetts *                                  53,150      683
--------------------------------------------------------------------------------
                                                                           1,016
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 1.4%
   Procter & Gamble Co.                                           9,025      501
--------------------------------------------------------------------------------
Diversified Financial Services - 8.0%
   American Express Co.                                          10,400      574
   Citigroup, Inc.                                               17,125      750
   Franklin Resources, Inc.                                       6,200      499
   Goldman Sachs Group, Inc.                                      5,975      664
   Lehman Brothers Holdings, Inc.                                 4,400      465
--------------------------------------------------------------------------------
                                                                           2,952
--------------------------------------------------------------------------------
Electric - 1.7%
   Dominion Resources, Inc. of Virginia +                         5,150      394
   Exelon Corp.                                                   4,075      219
--------------------------------------------------------------------------------
                                                                             613
--------------------------------------------------------------------------------
Electronics - 1.5%
   Flextronics International Ltd. * +                            43,950      574
--------------------------------------------------------------------------------
Food - 1.0%
   Sysco Corp.                                                   11,450      382
--------------------------------------------------------------------------------
Healthcare - Products - 3.8%
   Alcon, Inc.                                                    4,600      543
   Medtronic, Inc.                                                4,150      237
   St. Jude Medical, Inc. *                                       5,425   $  249
   Zimmer Holdings, Inc. *                                        4,750      390
--------------------------------------------------------------------------------
                                                                           1,419
--------------------------------------------------------------------------------
Healthcare - Services - 2.2%
   Aetna, Inc.                                                    5,225      416
   UnitedHealth Group, Inc.                                       7,625      393
--------------------------------------------------------------------------------
                                                                             809
--------------------------------------------------------------------------------
Insurance - 6.9%
   AMBAC Financial Group, Inc.                                    6,200      425
   American International Group, Inc.                             8,875      525
   Everest Re Group Ltd.                                          5,125      475
   Hartford Financial Services Group, Inc.                        7,450      544
   Prudential Financial, Inc.                                     8,975      578
--------------------------------------------------------------------------------
                                                                           2,547
--------------------------------------------------------------------------------
Internet - 2.6%
   eBay, Inc. *                                                   6,625      268
   Symantec Corp. *                                              21,925      460
   Yahoo!, Inc. *                                                 7,500      250
--------------------------------------------------------------------------------
                                                                             978
--------------------------------------------------------------------------------
Leisure Time - 1.5%
   Carnival Corp.                                                 5,825      287
   Harley-Davidson, Inc.                                          5,825      287
--------------------------------------------------------------------------------
                                                                             574
--------------------------------------------------------------------------------
Lodging - 3.7%
   Harrah's Entertainment, Inc.                                   5,725      398
   Marriott International, Inc., Class A                          5,500      348
   MGM Mirage *                                                  10,125      428
   Station Casinos, Inc.                                          3,189      213
--------------------------------------------------------------------------------
                                                                           1,387
--------------------------------------------------------------------------------
Media - 0.7%
   Disney (Walt) Co.                                             10,275      259
--------------------------------------------------------------------------------
Mining - 0.5%
   Alcoa, Inc.                                                    7,025      188
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 6.6%
   Eaton Corp.                                                    8,800      562
   General Electric Co.                                          46,075    1,549
   Tyco International Ltd.                                       12,825      357
--------------------------------------------------------------------------------
                                                                           2,468
--------------------------------------------------------------------------------
Oil & Gas - 10.0%
   BP PLC ADR                                                     7,100      486
   Burlington Resources, Inc.                                     7,600      561

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 10.0% - (continued)
   EnCana Corp. +                                               11,300   $   556
   EOG Resources, Inc.                                           8,425       538
   Exxon Mobil Corp.                                            20,375     1,220
   GlobalSantaFe Corp. +                                         7,346       344
--------------------------------------------------------------------------------
                                                                           3,705
--------------------------------------------------------------------------------
Oil & Gas Services - 3.7%
   BJ Services Co.                                               8,450       533
   Halliburton Co.                                               6,200       384
   Smith International, Inc. +                                  13,500       469
--------------------------------------------------------------------------------
                                                                           1,386
--------------------------------------------------------------------------------
Pharmaceuticals - 5.4%
   Merck & Co., Inc.                                            10,650       301
   Pfizer, Inc.                                                 26,250       669
   Sepracor, Inc. * +                                            3,275       164
   Teva Pharmaceutical Industries Ltd. ADR +                    14,825       481
   Wyeth                                                         8,275       379
--------------------------------------------------------------------------------
                                                                           1,994
--------------------------------------------------------------------------------
Retail - 7.0%
   CVS Corp.                                                    13,900       408
   Lowe's Cos., Inc.                                             5,325       343
   Staples, Inc.                                                24,525       539
   Starbucks Corp. *                                             5,450       267
   Wal-Mart Stores, Inc.                                        15,900       715
   Walgreen Co.                                                  6,700       310
--------------------------------------------------------------------------------
                                                                           2,582
--------------------------------------------------------------------------------
Semiconductors - 3.2%
   Intel Corp.                                                  22,925       590
   Kla-Tencor Corp.                                              4,325       219
   Linear Technology Corp.                                       9,825       373
--------------------------------------------------------------------------------
                                                                           1,182
--------------------------------------------------------------------------------
Software - 3.7%
   Cognos, Inc. * +                                              9,975       360
   Microsoft Corp.                                              37,375     1,024
--------------------------------------------------------------------------------
                                                                           1,384
--------------------------------------------------------------------------------
Telecommunications - 4.4%
   Cisco Systems, Inc. *                                        45,975       810
   Motorola, Inc.                                               19,600       429
   Vodafone Group PLC ADR +                                     13,925       379
--------------------------------------------------------------------------------
                                                                           1,618
--------------------------------------------------------------------------------
Transportation - 2.3%
   Expeditors International Washington, Inc.                     5,300       294
   United Parcel Service, Inc., Class B                          7,975   $   566
--------------------------------------------------------------------------------
                                                                             860
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $32,907)                                                            36,614

--------------------------------------------------------------------------------
INVESTMENT COMPANY- 7.9%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                           2,943,904     2,944
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $2,944)                                                              2,944

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.7%
--------------------------------------------------------------------------------
   KBC Bank N.V., London, Eurodollar
      Time Deposit,
      3.59%, 9/1/05                                              $995       995
-------------------------------------------------------------------------------
Total Short-Term Investment
-------------------------------------------------------------------------------
(Cost $995)                                                                 995

-------------------------------------------------------------------------------
Total Investments - 109.2%
-------------------------------------------------------------------------------
(Cost $36,846)                                                           40,553
   Liabilities less Other Assets - (9.2)%                                (3,435)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $37,118

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DIVERSIFIED GROWTH PORTFOLIO (continued)

At August 31, 2005, the industry sectors for the Diversified Growth Portfolio were:

--------------------------------------------------------------------------------
                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     11.3%
Consumer Staples                                                            8.6
Energy                                                                     13.9
Financials                                                                 16.8
Health Care                                                                14.9
Industrials                                                                10.9
Information Technology                                                     17.6
Materials                                                                   3.3
Telecommunication Services                                                  1.0
Utilities                                                                   1.7
--------------------------------------------------------------------------------
Total                                                                     100.0%

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $36,846
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                   $ 5,152
Gross tax depreciation of investments                                    (1,445)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                     $ 3,707
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
--------------------------------------------------------------------------------
Advertising - 0.2%
   Interpublic Group of Cos. (The), Inc. * +                    30,364   $   368
   Omnicom Group                                                12,599     1,014
--------------------------------------------------------------------------------
                                                                           1,382
--------------------------------------------------------------------------------
Aerospace/Defense - 1.9%
   Boeing (The) Co.                                             56,963     3,818
   General Dynamics Corp.                                       14,449     1,656
   Goodrich Corp.                                                7,826       359
   L-3 Communications Holdings, Inc. +                           7,500       614
   Lockheed Martin Corp.                                        29,684     1,847
   Northrop Grumman Corp.                                       25,006     1,402
   Raytheon Co.                                                 30,904     1,212
   Rockwell Collins, Inc.                                       13,582       654
   United Technologies Corp.                                    71,128     3,556
--------------------------------------------------------------------------------
                                                                          15,118
--------------------------------------------------------------------------------
Agriculture - 1.7%
   Altria Group, Inc.                                          145,656    10,298
   Archer-Daniels-Midland Co. +                                 42,606       959
   Monsanto Co.                                                 18,376     1,173
   Reynolds American, Inc. +                                     8,013       673
   UST, Inc. +                                                  11,334       482
--------------------------------------------------------------------------------
                                                                          13,585
--------------------------------------------------------------------------------
Airlines - 0.1%
   Southwest Airlines Co.                                       49,330       657
--------------------------------------------------------------------------------
Apparel - 0.4%
   Coach, Inc. *                                                25,900       860
   Jones Apparel Group, Inc.                                     8,040       227
   Liz Claiborne, Inc.                                           7,288       299
   NIKE, Inc., Class B                                          16,084     1,269
   Reebok International Ltd. +                                   4,301       242
   VF Corp.                                                      6,836       405
--------------------------------------------------------------------------------
                                                                           3,302
--------------------------------------------------------------------------------
Auto Manufacturers - 0.5%
   Ford Motor Co. +                                            130,910     1,305
   General Motors Corp. +                                       38,633     1,321
   Navistar International Corp. *                                6,037       193
   PACCAR, Inc.                                                 12,864       901
--------------------------------------------------------------------------------
                                                                           3,720
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
   Cooper Tire & Rubber Co. +                                    5,573        94
   Dana Corp. +                                                 10,236       138
   Delphi Corp.                                                 36,752       204
   Goodyear Tire & Rubber (The) Co. * +                         12,012   $   202
   Johnson Controls, Inc.                                       12,878       773
   Visteon Corp.                                                11,784       116
--------------------------------------------------------------------------------
                                                                           1,527
--------------------------------------------------------------------------------
Banks - 6.1%
   AmSouth Bancorp +                                            24,161       636
   Bank of America Corp.                                       282,774    12,168
   Bank of New York Co. (The), Inc.                             53,194     1,626
   BB&T Corp.                                                   39,200     1,590
   Comerica, Inc.                                               13,259       802
   Compass Bancshares, Inc.                                      7,300       342
   Fifth Third Bancorp +                                        38,756     1,605
   First Horizon National Corp. NA +                             8,072       316
   Huntington Bancshares, Inc.                                  16,109       387
   KeyCorp +                                                    29,607       981
   M&T Bank Corp. +                                              7,600       810
   Marshall & Ilsley Corp. +                                    15,954       698
   Mellon Financial Corp.                                       31,918     1,036
   National City Corp.                                          41,820     1,532
   North Fork Bancorporation, Inc.                              34,127       938
   PNC Financial Services Group, Inc.                           21,168     1,190
   Regions Financial Corp.                                      30,635     1,002
   State Street Corp.                                           22,621     1,093
   SunTrust Banks, Inc. +                                       23,156     1,627
   Synovus Financial Corp.                                      21,271       612
   U.S. Bancorp                                                130,902     3,825
   Wachovia Corp.                                              111,603     5,538
   Wells Fargo & Co.                                           119,523     7,126
   Zions Bancorporation                                          7,590       530
--------------------------------------------------------------------------------
                                                                          48,010
--------------------------------------------------------------------------------
Beverages - 2.3%
   Anheuser-Busch Cos., Inc.                                    53,658     2,378
   Brown-Forman Corp., Class B                                   5,850       331
   Coca-Cola (The) Co.                                         158,613     6,979
   Coca-Cola Enterprises, Inc. +                                24,113       539
   Constellation Brands, Inc., Class A *                        15,600       429
   Molson Coors Brewing Co., Class B +                           6,296       404
   Pepsi Bottling Group, Inc. +                                 12,971       382
   PepsiCo, Inc.                                               118,729     6,512
--------------------------------------------------------------------------------
                                                                          17,954
--------------------------------------------------------------------------------
Biotechnology - 1.3%
   Amgen, Inc. *                                                85,983     6,870

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8% - CONTINUED
--------------------------------------------------------------------------------
Biotechnology - 1.3% - (continued)
   Biogen Idec, Inc. *                                          23,783  $  1,003
   Chiron Corp. *                                               10,176       371
   Genzyme Corp. *                                              18,257     1,299
   Medimmune, Inc. *                                            16,888       505
   Millipore Corp. * +                                           3,278       210
--------------------------------------------------------------------------------
                                                                          10,258
--------------------------------------------------------------------------------
Building Materials - 0.2%
   American Standard Companies, Inc. +                          11,752       536
   Masco Corp. +                                                30,288       929
   Vulcan Materials Co. +                                        6,947       499
--------------------------------------------------------------------------------
                                                                           1,964
--------------------------------------------------------------------------------
Chemicals - 1.4%
   Air Products & Chemicals, Inc.                               15,664       868
   Ashland, Inc.                                                 4,587       279
   Dow Chemical (The) Co.                                       68,271     2,949
   du Pont (E.I.) de Nemours & Co.                              70,551     2,792
   Eastman Chemical Co.                                          5,690       273
   Ecolab, Inc. +                                               14,508       479
   Engelhard Corp.                                              10,414       296
   Hercules, Inc. *                                              7,337        93
   International Flavors & Fragrances, Inc.                      5,784       209
   PPG Industries, Inc. +                                       11,734       739
   Praxair, Inc. +                                              22,332     1,079
   Rohm & Haas Co.                                              12,684       551
   Sherwin-Williams (The) Co.                                    8,295       384
   Sigma-Aldrich Corp. +                                         5,093       318
--------------------------------------------------------------------------------
                                                                          11,309
--------------------------------------------------------------------------------
Commercial Services - 0.9%
   Apollo Group, Inc., Class A *                                12,201       960
   Cendant Corp.                                                72,838     1,482
   Convergys Corp. * +                                           9,446       134
   Donnelley (R.R.) & Sons Co. +                                15,661       585
   Equifax, Inc. +                                               8,855       293
   H&R Block, Inc.                                              25,338       683
   McKesson Corp.                                               20,148       940
   Moody's Corp.                                                19,862       975
   Paychex, Inc. +                                              26,316       898
   Robert Half International, Inc.                              10,547       355
--------------------------------------------------------------------------------
                                                                           7,305
--------------------------------------------------------------------------------
Computers - 3.8%
   Affiliated Computer Services, Inc., Class A *                 9,200       478
   Apple Computer, Inc. *                                       58,312     2,737
   Computer Sciences Corp. *                                    12,510   $   557
   Dell, Inc. *                                                169,743     6,043
   Electronic Data Systems Corp.                                37,561       841
   EMC Corp. of Massachusetts *                                164,045     2,110
   Gateway, Inc. * +                                            19,624        60
   Hewlett-Packard Co.                                         202,739     5,628
   IBM Corp.                                                   111,984     9,028
   Lexmark International, Inc., Class A * +                      8,607       542
   NCR Corp. *                                                  13,092       448
   Network Appliance, Inc. *                                    26,975       640
   Sun Microsystems, Inc. * +                                  246,426       936
   Unisys Corp. * +                                             23,013       153
--------------------------------------------------------------------------------
                                                                          30,201
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 2.1%
   Alberto-Culver Co. +                                          5,531       238
   Avon Products, Inc.                                          31,990     1,050
   Colgate-Palmolive Co.                                        36,424     1,912
   Gillette (The) Co.                                           71,298     3,841
   Procter & Gamble Co. +                                      171,092     9,492
--------------------------------------------------------------------------------
                                                                          16,533
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.1%
   Genuine Parts Co.                                            11,443       525
   Grainger (W.W.), Inc. +                                       5,429       349
--------------------------------------------------------------------------------
                                                                             874
--------------------------------------------------------------------------------
Diversified Financial Services - 7.6%
   American Express Co.                                         83,064     4,588
   Bear Stearns Cos. (The), Inc.                                 7,649       769
   Capital One Financial Corp. +                                20,201     1,661
   Charles Schwab (The) Corp.                                   81,522     1,103
   CIT Group, Inc.                                              14,400       652
   Citigroup, Inc.                                             361,482    15,822
   Countrywide Financial Corp.                                  40,084     1,354
   E*TRADE Financial Corp. *                                    25,200       403
   Fannie Mae                                                   66,295     3,384
   Federated Investors, Inc., Class B +                          6,512       202
   Franklin Resources, Inc. +                                   14,721     1,184
   Freddie Mac                                                  49,350     2,980
   Goldman Sachs Group, Inc.                                    30,186     3,356
   Janus Capital Group, Inc. +                                  15,507       219
   JPMorgan Chase & Co.                                        249,344     8,450
   Lehman Brothers Holdings, Inc.                               19,330     2,042
   MBNA Corp.                                                   89,905     2,266

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO (continued)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 7.6% - (continued)
   Merrill Lynch & Co., Inc.                                    65,303   $ 3,733
   Morgan Stanley                                               78,130     3,975
   Price (T. Rowe) Group, Inc. +                                 8,436       532
   Providian Financial Corp. * +                                23,161       431
   SLM Corp.                                                    28,684     1,427
--------------------------------------------------------------------------------
                                                                          60,533
--------------------------------------------------------------------------------
Electric - 3.2%
   AES Corp. *                                                  44,338       698
   Allegheny Energy, Inc. * +                                   10,285       310
   Ameren Corp. +                                               12,423       682
   American Electric Power Co.                                  26,217       975
   Calpine Corp. * +                                            43,859       135
   Centerpoint Energy, Inc. +                                   18,957       269
   Cinergy Corp.                                                12,221       538
   CMS Energy Corp. * +                                         12,783       206
   Consolidated Edison, Inc. +                                  18,621       874
   Constellation Energy Group, Inc.                             13,121       771
   Dominion Resources, Inc. of Virginia +                       23,749     1,816
   DTE Energy Co. +                                             11,379       521
   Duke Energy Corp. +                                          66,818     1,937
   Edison International                                         22,234     1,001
   Entergy Corp.                                                14,456     1,083
   Exelon Corp. +                                               47,890     2,581
   FirstEnergy Corp.                                            23,895     1,219
   FPL Group, Inc.                                              28,312     1,220
   PG&E Corp. +                                                 26,896     1,009
   Pinnacle West Capital Corp.                                   6,291       283
   PPL Corp. +                                                  24,450       781
   Progress Energy, Inc.                                        16,200       706
   Public Service Enterprise Group, Inc. +                      17,839     1,151
   Southern (The) Co. +                                         55,399     1,906
   TECO Energy, Inc. +                                          12,916       225
   TXU Corp.                                                    17,416     1,690
   Xcel Energy, Inc. +                                          26,285       506
--------------------------------------------------------------------------------
                                                                          25,093
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.3%
   American Power Conversion Corp.                              12,410       325
   Emerson Electric Co.                                         29,047     1,954
   Molex, Inc. +                                                13,335       357
--------------------------------------------------------------------------------
                                                                           2,636
--------------------------------------------------------------------------------
Electronics - 0.5%
   Agilent Technologies, Inc. *                                 29,526       950
   Applera Corp. - Applied Biosystems Group +                   13,146   $   283
   Fisher Scientific International, Inc. * +                     8,200       529
   Jabil Circuit, Inc. *                                        12,000       353
   PerkinElmer, Inc.                                             8,700       180
   Sanmina-SCI Corp. * +                                        35,873       182
   Solectron Corp. *                                            62,759       257
   Symbol Technologies, Inc. +                                  16,122       148
   Tektronix, Inc. +                                             5,849       148
   Thermo Electron Corp. * +                                    10,511       293
   Waters Corp. * +                                              8,078       367
--------------------------------------------------------------------------------
                                                                           3,690
--------------------------------------------------------------------------------
Engineering & Construction - 0.0%
   Fluor Corp.                                                   5,591       346
--------------------------------------------------------------------------------
Entertainment - 0.1%
   International Game Technology +                              23,478       651
--------------------------------------------------------------------------------
Environmental Control - 0.2%
   Allied Waste Industries, Inc. *                              18,454       147
   Waste Management, Inc.                                       39,942     1,096
--------------------------------------------------------------------------------
                                                                           1,243
--------------------------------------------------------------------------------
Food - 1.5%
   Albertson's, Inc. +                                          27,433       552
   Campbell Soup Co.                                            22,562       663
   ConAgra Foods, Inc.                                          33,787       771
   General Mills, Inc.                                          27,941     1,289
   Heinz (H.J.) Co.                                             22,969       825
   Hershey Foods Corp.                                          15,522       917
   Kellogg Co.                                                  23,868     1,082
   Kroger Co. * +                                               51,558     1,018
   McCormick & Co., Inc. +                                       8,900       302
   Safeway, Inc. +                                              30,642       727
   Sara Lee Corp. +                                             56,731     1,078
   SUPERVALU, Inc.                                               8,876       309
   Sysco Corp.                                                  43,180     1,441
   Tyson Foods, Inc., Class A                                   17,400       310
   Wrigley (Wm.) Jr. Co. +                                      13,297       945
--------------------------------------------------------------------------------
                                                                          12,229
--------------------------------------------------------------------------------
Forest Products & Paper - 0.5%
   Georgia-Pacific Corp.                                        18,942       608
   International Paper Co.                                      36,497     1,126
   Louisiana-Pacific Corp.                                      10,138       256
   MeadWestvaco Corp.                                           11,929       345
   Plum Creek Timber Co., Inc.                                  12,289       452

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8% - CONTINUED
--------------------------------------------------------------------------------
Forest Products & Paper - 0.5% - (continued)
   Temple-Inland, Inc. +                                         7,448   $   287
   Weyerhaeuser Co.                                             17,169     1,116
--------------------------------------------------------------------------------
                                                                           4,190
--------------------------------------------------------------------------------
Gas - 0.3%
   KeySpan Corp. +                                             13,108        500
   NICOR, Inc. +                                                2,952        122
   NiSource, Inc. +                                            18,135        438
   Peoples Energy Corp.                                         2,565        107
   Sempra Energy                                               18,672        837
--------------------------------------------------------------------------------
                                                                           2,004
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.1%
   Black & Decker Corp. +                                       5,450        465
   Snap-On, Inc. +                                              3,923        139
   Stanley Works (The) +                                        4,968        227
--------------------------------------------------------------------------------
                                                                             831
--------------------------------------------------------------------------------
Healthcare - Products - 3.7%
   Bard (C.R.), Inc.                                            6,980        449
   Bausch & Lomb, Inc.                                          4,453        338
   Baxter International, Inc.                                  42,335      1,707
   Becton, Dickinson & Co.                                     17,197        905
   Biomet, Inc. +                                              18,975        700
   Boston Scientific Corp. *                                   51,228      1,377
   Guidant Corp.                                               23,523      1,662
   Johnson & Johnson                                          208,638     13,226
   Medtronic, Inc.                                             85,795      4,890
   St. Jude Medical, Inc. *                                    24,946      1,145
   Stryker Corp. +                                             25,636      1,398
   Zimmer Holdings, Inc. *                                     16,885      1,387
--------------------------------------------------------------------------------
                                                                          29,184
--------------------------------------------------------------------------------
Healthcare - Services - 1.8%
   Aetna, Inc.                                                 19,822      1,579
   Coventry Health Care, Inc. *                                 5,250        420
   HCA, Inc.                                                   30,271      1,492
   Health Management Associates, Inc., Class A +               18,028        439
   Humana, Inc. * +                                            10,990        529
   Laboratory Corp. of America Holdings * +                     8,800        434
   Manor Care, Inc. +                                           5,739        227
   Quest Diagnostics, Inc. +                                   12,036        602
   Tenet Healthcare Corp. * +                                  35,328        430
   UnitedHealth Group, Inc.                                    89,152      4,591
   WellPoint, Inc. *                                           43,002      3,193
--------------------------------------------------------------------------------
                                                                          13,936
--------------------------------------------------------------------------------
Home Builders - 0.3%
   Centex Corp.                                                 9,334    $   632
   D.R. Horton, Inc.                                           18,600        687
   KB Home                                                      6,428        477
   Pulte Homes, Inc. +                                          8,116        699
--------------------------------------------------------------------------------
                                                                           2,495
--------------------------------------------------------------------------------
Home Furnishings - 0.1%
   Maytag Corp. +                                               5,841        110
   Whirlpool Corp. +                                            4,792        365
--------------------------------------------------------------------------------
                                                                             475
--------------------------------------------------------------------------------
Household Products/Wares - 0.5%
   ACCO Brands Corp. *                                            223          6
   Avery Dennison Corp.                                         6,638        355
   Clorox Co.                                                  11,315        651
   Fortune Brands, Inc.                                         9,905        861
   Kimberly-Clark Corp.                                        34,660      2,160
--------------------------------------------------------------------------------
                                                                           4,033
--------------------------------------------------------------------------------
Housewares - 0.1%
   Newell Rubbermaid, Inc. +                                   17,961        421
--------------------------------------------------------------------------------
Insurance - 4.6%
   ACE Ltd. +                                                  19,017        845
   AFLAC, Inc.                                                 35,679      1,542
   Allstate (The) Corp.                                        47,875      2,691
   AMBAC Financial Group, Inc.                                  7,403        508
   American International Group, Inc.                         180,149     10,665
   AON Corp.                                                   20,734        620
   Chubb Corp.                                                 13,293      1,156
   CIGNA Corp.                                                  9,507      1,096
   Cincinnati Financial Corp. +                                10,930        448
   Hartford Financial Services Group, Inc.                     20,198      1,476
   Jefferson-Pilot Corp. +                                      9,012        448
   Lincoln National Corp. +                                    11,884        589
   Loews Corp.                                                 10,946        960
   Marsh & McLennan Cos., Inc.                                 37,510      1,052
   MBIA, Inc. +                                                 9,264        537
   Metlife, Inc.                                               52,844      2,588
   MGIC Investment Corp.                                        6,327        395
   Principal Financial Group +                                 19,611        898
   Progressive (The) Corp.                                     13,582      1,310
   Prudential Financial, Inc.                                  36,699      2,362
   SAFECO Corp.                                                10,276        536
   St. Paul Travelers Cos. (The), Inc.                         48,671      2,093
   Torchmark Corp.                                              7,894        416

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 4.6% - (continued)
   UnumProvident Corp. +                                        21,263   $   411
   XL Capital Ltd., Class A +                                    9,634       670
--------------------------------------------------------------------------------
                                                                          36,312
--------------------------------------------------------------------------------
Internet - 1.1%
   eBay, Inc. *                                                 84,028     3,403
   Monster Worldwide, Inc. * +                                   8,287       259
   Symantec Corp. *                                             81,471     1,709
   Yahoo!, Inc. *                                               92,930     3,098
--------------------------------------------------------------------------------
                                                                           8,469
--------------------------------------------------------------------------------
Iron/Steel - 0.1%
   Allegheny Technologies, Inc.                                  6,078       168
   Nucor Corp. +                                                10,972       620
   United States Steel Corp.                                     8,875       372
--------------------------------------------------------------------------------
                                                                           1,160
--------------------------------------------------------------------------------
Leisure Time - 0.4%
   Brunswick Corp.                                               6,635       292
   Carnival Corp.                                               37,168     1,834
   Harley-Davidson, Inc. +                                      20,828     1,026
   Sabre Holdings Corp., Class A +                               8,558       164
--------------------------------------------------------------------------------
                                                                           3,316
--------------------------------------------------------------------------------
Lodging - 0.4%
   Harrah's Entertainment, Inc.                                 13,280       924
   Hilton Hotels Corp.                                          25,738       596
   Marriott International, Inc., Class A +                      14,050       888
   Starwood Hotels & Resorts Worldwide, Inc.                    14,711       858
--------------------------------------------------------------------------------
                                                                           3,266
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.3%
   Caterpillar, Inc.                                            47,472     2,634
--------------------------------------------------------------------------------
Machinery - Diversified - 0.3%
   Cummins, Inc. +                                               3,646       315
   Deere & Co.                                                  17,295     1,131
   Rockwell Automation, Inc. +                                  11,969       623
--------------------------------------------------------------------------------
                                                                           2,069
--------------------------------------------------------------------------------
Media - 3.4%
   Clear Channel Communications, Inc. +                         34,878     1,161
   Comcast Corp., Class A *                                    157,069     4,830
   Disney (Walt) Co.                                           143,580     3,617
   Dow Jones & Co., Inc. +                                       4,651       190
   Gannett Co., Inc.                                            18,646     1,356
   Knight-Ridder, Inc. +                                         4,954       317
   McGraw-Hill Cos. (The), Inc.                                 26,628     1,284
   Meredith Corp.                                                2,936   $   144
   New York Times Co., Class A +                                 9,589       306
   News Corp., Class A                                         197,000     3,193
   Time Warner, Inc.                                           324,926     5,823
   Tribune Co.                                                  19,531       734
   Univision Communications, Inc., Class A * +                  19,091       514
   Viacom, Inc., Class B                                       113,446     3,856
--------------------------------------------------------------------------------
                                                                          27,325
--------------------------------------------------------------------------------
Mining - 0.5%
   Alcoa, Inc.                                                  59,573     1,596
   Freeport-McMoRan Copper & Gold, Inc.,
   Class B +                                                    11,695       493
   Newmont Mining Corp. +                                       33,033     1,307
   Phelps Dodge Corp.                                            6,812       733
--------------------------------------------------------------------------------
                                                                           4,129
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 5.4%
   3M Co.                                                       52,520     3,737
   Cooper Industries Ltd., Class A                               6,215       413
   Danaher Corp. +                                              19,804     1,061
   Dover Corp. +                                                13,340       543
   Eastman Kodak Co. +                                          19,637       479
   Eaton Corp.                                                  10,060       643
   General Electric Co.                                        739,323    24,849
   Honeywell International, Inc.                                58,239     2,229
   Illinois Tool Works, Inc.                                    20,087     1,693
   Ingersoll-Rand Co., Class A                                  12,275       977
   ITT Industries, Inc.                                          6,824       745
   Leggett & Platt, Inc.                                        13,116       317
   Pall Corp.                                                    8,191       234
   Parker-Hannifin Corp.                                         8,447       544
   Textron, Inc.                                                 8,879       633
   Tyco International Ltd.                                     143,283     3,988
--------------------------------------------------------------------------------
                                                                          43,085
--------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc.                                           15,135       655
   Xerox Corp. *                                                65,958       884
--------------------------------------------------------------------------------
                                                                           1,539
--------------------------------------------------------------------------------
Oil & Gas - 8.1%
   Amerada Hess Corp.                                            6,571       835
   Anadarko Petroleum Corp.                                     17,368     1,578
   Apache Corp.                                                 22,674     1,624
   Burlington Resources, Inc.                                   27,690     2,043

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 8.1% - (continued)
   Chevron Corp.                                               156,953   $ 9,637
   ConocoPhillips                                               95,984     6,329
   Devon Energy Corp.                                           32,350     1,966
   EOG Resources, Inc. +                                        15,938     1,017
   Exxon Mobil Corp.                                           443,410    26,560
   Kerr-McGee Corp.                                              8,953       788
   Marathon Oil Corp.                                           26,578     1,709
   Murphy Oil Corp.                                             11,500       629
   Nabors Industries Ltd. *                                      9,553       640
   Noble Corp. +                                                 9,987       712
   Occidental Petroleum Corp.                                   28,734     2,386
   Rowan Cos., Inc.                                              8,303       309
   Sunoco, Inc. +                                               10,468       761
   Transocean, Inc. *                                           22,212     1,311
   Valero Energy Corp.                                          21,000     2,237
   XTO Energy, Inc.                                             23,433       933
--------------------------------------------------------------------------------
                                                                          64,004
--------------------------------------------------------------------------------
Oil & Gas Services - 1.2%
   Baker Hughes, Inc. +                                         25,503     1,498
   BJ Services Co.                                              11,045       697
   Halliburton Co.                                              34,643     2,147
   National-Oilwell Varco, Inc. * +                             11,000       706
   Schlumberger Ltd.                                            41,693     3,595
   Weatherford International Ltd. *                             10,000       677
--------------------------------------------------------------------------------
                                                                           9,320
--------------------------------------------------------------------------------
Packaging & Containers - 0.1%
   Ball Corp. +                                                  8,228       308
   Bemis Co. +                                                   7,252       190
   Pactiv Corp. *                                                9,682       188
   Sealed Air Corp. *                                            6,344       322
--------------------------------------------------------------------------------
                                                                           1,008
--------------------------------------------------------------------------------
Pharmaceuticals - 5.9%
   Abbott Laboratories                                         109,386     4,936
   Allergan, Inc.                                                8,873       817
   AmerisourceBergen Corp.                                       7,241       541
   Bristol-Myers Squibb Co.                                    139,095     3,404
   Cardinal Health, Inc. +                                      29,223     1,742
   Caremark Rx, Inc. *                                          31,000     1,449
   Express Scripts, Inc. *                                      10,100       584
   Forest Laboratories, Inc. * +                                23,269     1,033
   Gilead Sciences, Inc. *                                      32,748     1,408
   Hospira, Inc. *                                              10,788       430
   King Pharmaceuticals, Inc. *                                 15,838   $   233
   Lilly (Eli) & Co.                                            79,373     4,367
   Medco Health Solutions, Inc. *                               20,163       993
   Merck & Co., Inc.                                           154,340     4,357
   Mylan Laboratories, Inc.                                     18,000       331
   Pfizer, Inc.                                                519,821    13,240
   Schering-Plough Corp. +                                     102,052     2,185
   Watson Pharmaceuticals, Inc. * +                              7,552       260
   Wyeth                                                        93,114     4,264
--------------------------------------------------------------------------------
                                                                          46,574
--------------------------------------------------------------------------------
Pipelines - 0.3%
   Dynegy, Inc., Class A * +                                    21,756        95
   El Paso Corp. +                                              42,178       489
   Kinder Morgan, Inc. +                                         7,350       702
   Williams Cos. (The), Inc.                                    42,018       943
--------------------------------------------------------------------------------
                                                                           2,229
--------------------------------------------------------------------------------
REITS - 0.7%
   Apartment Investment & Management Co.,
      Class A                                                    6,400       255
   Archstone-Smith Trust                                        13,900       560
   Equity Office Properties Trust +                             28,871       961
   Equity Residential                                           18,897       714
   ProLogis                                                     13,534       589
   Public Storage, Inc.                                          7,400       500
   Simon Property Group, Inc. +                                 15,386     1,170
   Vornado Realty Trust +                                        8,100       697
--------------------------------------------------------------------------------
                                                                           5,446
--------------------------------------------------------------------------------
Retail - 6.3%
   Autonation, Inc. *                                           14,850       309
   Autozone, Inc. * +                                            5,219       493
   Bed Bath & Beyond, Inc. *                                    21,837       886
   Best Buy Co., Inc.                                           31,922     1,521
   Big Lots, Inc. * +                                            7,857        93
   Circuit City Stores, Inc. +                                  12,519       211
   Costco Wholesale Corp.                                       34,891     1,516
   CVS Corp.                                                    55,130     1,619
   Darden Restaurants, Inc.                                      9,654       303
   Dillard's, Inc., Class A                                      5,734       129
   Dollar General Corp. +                                       19,713       376
   Family Dollar Stores, Inc. +                                 11,262       224
   Federated Department Stores, Inc.                            17,933     1,237
   Gap (The), Inc.                                              51,735       983

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
-----------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8% - CONTINUED
--------------------------------------------------------------------------------
Retail - 6.3% - (continued)
   Home Depot (The), Inc.                                      148,363   $ 5,982
   Kohl's Corp. *                                               23,046     1,209
   Limited Brands                                               27,213       598
   Lowe's Cos., Inc.                                            53,257     3,425
   McDonald's Corp.                                             88,875     2,884
   Nordstrom, Inc.                                              18,580       624
   Office Depot, Inc. *                                         21,559       647
   OfficeMax, Inc. +                                             5,224       154
   Penney (J.C.) Co., Inc. (Holding Co.) +                      18,000       875
   RadioShack Corp. +                                           11,758       295
   Sears Holdings Corp. * +                                      7,456     1,013
   Staples, Inc.                                                53,997     1,186
   Starbucks Corp. *                                            27,463     1,347
   Target Corp.                                                 62,530     3,361
   Tiffany & Co. +                                               9,601       359
   TJX Cos., Inc. +                                             32,330       676
   Wal-Mart Stores, Inc.                                       232,135    10,437
   Walgreen Co.                                                 72,530     3,360
   Wendy's International, Inc.                                   8,305       392
   Yum! Brands, Inc.                                            20,430       968
--------------------------------------------------------------------------------
                                                                          49,692
--------------------------------------------------------------------------------
Savings & Loans - 0.5%
   Golden West Financial Corp.                                  19,762     1,205
   Sovereign Bancorp, Inc. +                                    24,134       563
   Washington Mutual, Inc. +                                    61,949     2,576
--------------------------------------------------------------------------------
                                                                           4,344
--------------------------------------------------------------------------------
Semiconductors - 3.3%
   Advanced Micro Devices, Inc. * +                             27,044       562
   Altera Corp. *                                               28,607       626
   Analog Devices, Inc.                                         24,937       909
   Applied Materials, Inc.                                     112,297     2,056
   Applied Micro Circuits Corp. *                               22,092        61
   Broadcom Corp., Class A *                                    19,683       856
   Freescale Semiconductor, Inc., Class B *                     26,716       643
   Intel Corp.                                                 432,029    11,112
   Kla-Tencor Corp. +                                           13,511       686
   Linear Technology Corp.                                      23,262       882
   LSI Logic Corp. * +                                          25,241       243
   Maxim Integrated Products, Inc.                              24,517     1,046
   Micron Technology, Inc. * +                                  41,980       500
   National Semiconductor Corp. +                               23,304       581
   Novellus Systems, Inc. * +                                    9,421       253
   NVIDIA Corp. * +                                             13,065   $   401
   PMC - Sierra, Inc. * +                                       15,718       133
   QLogic Corp. *                                                7,539       260
   Teradyne, Inc. * +                                           13,358       224
   Texas Instruments, Inc.                                     114,095     3,729
   Xilinx, Inc. +                                               26,536       745
--------------------------------------------------------------------------------
                                                                          26,508
--------------------------------------------------------------------------------
Software - 4.4%
   Adobe Systems, Inc.                                          35,914       971
   Autodesk, Inc. +                                             17,076       738
   Automatic Data Processing, Inc.                              39,859     1,704
   BMC Software, Inc. * +                                       14,999       300
   Citrix Systems, Inc. * +                                     11,569       275
   Computer Associates International, Inc. +                    36,409       982
   Compuware Corp. * +                                          26,472       240
   Electronic Arts, Inc. *                                      21,950     1,257
   First Data Corp.                                             55,261     2,296
   Fiserv, Inc. *                                               13,074       587
   IMS Health, Inc.                                             18,197       495
   Intuit, Inc. *                                               14,199       651
   Mercury Interactive Corp. * +                                 6,348       233
   Microsoft Corp.                                             702,432    19,247
   Novell, Inc. * +                                             26,041       171
   Oracle Corp. *                                              308,709     4,004
   Parametric Technology Corp. * +                              17,730       107
   Siebel Systems, Inc.                                         35,763       295
--------------------------------------------------------------------------------
                                                                          34,553
--------------------------------------------------------------------------------
Telecommunications - 5.7%
   ADC Telecommunications, Inc. * +                              8,318       174
   Alltel Corp. +                                               27,041     1,676
   Andrew Corp. * +                                             12,186       141
   AT&T Corp.                                                   54,675     1,076
   Avaya, Inc. * +                                              34,851       356
   BellSouth Corp.                                             129,356     3,401
   CenturyTel, Inc. +                                            9,678       347
   CIENA Corp. * +                                              51,906       117
   Cisco Systems, Inc. *                                       443,636     7,817
   Citizens Communications Co.                                  22,034       301
   Comverse Technology, Inc. * +                                14,167       365
   Corning, Inc. *                                             103,426     2,064
   JDS Uniphase Corp. * +                                      134,450       214
   Lucent Technologies, Inc. * +                               319,294       983

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              NUMBER       VALUE
                                                            OF SHARES     (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 5.7% - (continued)
   Motorola, Inc.                                             169,106   $  3,700
   QUALCOMM, Inc.                                             114,882      4,562
   Qwest Communications International, Inc. *                 118,803        463
   SBC Communications, Inc.                                   234,628      5,650
   Scientific-Atlanta, Inc.                                    10,011        383
   Sprint Nextel Corp.                                        201,710      5,230
   Tellabs, Inc. *                                             34,362        306
   Verizon Communications, Inc.                               192,146      6,285
--------------------------------------------------------------------------------
                                                                          45,611
--------------------------------------------------------------------------------
Textiles - 0.1%
   Cintas Corp.                                                10,223        422
--------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.1%
   Hasbro, Inc. +                                              11,471        237
   Mattel, Inc. +                                              27,317        493
--------------------------------------------------------------------------------
                                                                             730
--------------------------------------------------------------------------------
Transportation - 1.4%
   Burlington Northern Santa Fe Corp.                          27,638      1,465
   CSX Corp.                                                   14,088        619
   FedEx Corp.                                                 21,238      1,730
   Norfolk Southern Corp.                                      27,607        983
   Ryder System, Inc.                                           4,349        152
   Union Pacific Corp.                                         18,160      1,240
   United Parcel Service, Inc., Class B +                      78,007      5,530
--------------------------------------------------------------------------------
                                                                          11,719
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $626,618)                                                          783,153

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 7.7%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                        61,412,711     61,413
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $61,413)                                                            61,413

                                                            PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
--------------------------------------------------------------------------------
   KBC Bank N.V., London, Eurodollar
      Time Deposit,
      3.59%, 9/1/05                                            $8,599  $  8,599
   U.S. Treasury Bill, /(2)/
   3.26%, 12/1/05                                                 940       932
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $9,531)                                                             9,531

--------------------------------------------------------------------------------
Total Investments - 107.7%
--------------------------------------------------------------------------------
(Cost $697,562)                                                         854,097
   Liabilities less Other Assets - (7.7)%                               (61,388)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $792,709

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At August 31, 2005, the Equity Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE                     CONTRACTS    (000S)    POSITION     EXP.       (000S)
--------------------------------------------------------------------------------
S&P 500                         32     $9,771       Long       9/05          $63
================================================================================

At August 31, 2005, the industry sectors for the Equity Index Portfolio were:

--------------------------------------------------------------------------------
                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     11.3%
Consumer Staples                                                           10.0
Energy                                                                      9.6
Financials                                                                 19.8
Health Care                                                                13.3
Industrials                                                                11.0
Information Technology                                                     15.5
Materials                                                                   2.9
Telecommunication Services                                                  3.1
Utilities                                                                   3.5
--------------------------------------------------------------------------------
Total                                                                     100.0%

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO (continued)

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $697,562
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $184,187
Gross tax depreciation of investments                                   (27,652)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $156,535
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 63.4%
--------------------------------------------------------------------------------
Aerospace/Defense - 1.1%
   United Technologies Corp.                                     29,775   $1,489
--------------------------------------------------------------------------------
Apparel - 0.8%
   NIKE, Inc., Class B                                           13,600    1,073
--------------------------------------------------------------------------------
Banks - 1.1%
   Bank of America Corp.                                         33,575    1,445
--------------------------------------------------------------------------------
Beverages - 1.5%
   PepsiCo, Inc.                                                 34,250    1,879
--------------------------------------------------------------------------------
Biotechnology - 2.1%
   Amgen, Inc. *                                                 29,325    2,343
   Biogen Idec, Inc. *                                           10,400      438
--------------------------------------------------------------------------------
                                                                           2,781
--------------------------------------------------------------------------------
Chemicals - 1.8%
   du Pont (E.I.) de Nemours & Co.                               27,250    1,078
   Praxair, Inc.                                                 25,100    1,212
--------------------------------------------------------------------------------
                                                                           2,290
--------------------------------------------------------------------------------
Commercial Services - 0.6%
   Accenture Ltd., Class A *                                     32,125      784
--------------------------------------------------------------------------------
Computers - 1.8%
   Dell, Inc. *                                                  20,950      746
   EMC Corp. of Massachusetts *                                 119,200    1,533
--------------------------------------------------------------------------------
                                                                           2,279
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.9%
   Procter & Gamble Co.                                          20,225    1,122
--------------------------------------------------------------------------------
Diversified Financial Services - 5.1%
   American Express Co.                                          23,325    1,288
   Citigroup, Inc.                                               38,425    1,682
   Franklin Resources, Inc.                                      13,900    1,118
   Goldman Sachs Group, Inc.                                     13,400    1,490
   Lehman Brothers Holdings, Inc. +                               9,850    1,041
--------------------------------------------------------------------------------
                                                                           6,619
--------------------------------------------------------------------------------
Electric - 1.1%
   Dominion Resources, Inc. of Virginia +                        11,550      883
   Exelon Corp.                                                   9,125      492
--------------------------------------------------------------------------------
                                                                           1,375
--------------------------------------------------------------------------------
Electronics - 1.0%
   Flextronics International Ltd. * +                            98,550    1,287
--------------------------------------------------------------------------------
Food - 0.7%
   Sysco Corp.                                                   25,650      856
--------------------------------------------------------------------------------
Healthcare - Products - 2.5%
   Alcon, Inc. +                                                 10,350    1,222
   Medtronic, Inc.                                                9,325      532
   St. Jude Medical, Inc. *                                      12,225   $  561
   Zimmer Holdings, Inc. *                                       10,675      877
--------------------------------------------------------------------------------
                                                                           3,192
--------------------------------------------------------------------------------
Healthcare - Services - 1.4%
   Aetna, Inc.                                                   11,725      934
   UnitedHealth Group, Inc.                                      17,100      881
--------------------------------------------------------------------------------
                                                                           1,815
--------------------------------------------------------------------------------
Insurance - 4.4%
   AMBAC Financial Group, Inc.                                   13,900      953
   American International Group, Inc.                            19,925    1,180
   Everest Re Group Ltd. +                                       11,500    1,065
   Hartford Financial Services Group, Inc. +                     16,700    1,220
   Prudential Financial, Inc.                                    20,125    1,295
--------------------------------------------------------------------------------
                                                                           5,713
--------------------------------------------------------------------------------
Internet - 1.7%
   eBay, Inc. *                                                  14,875      602
   Symantec Corp. *                                              49,200    1,032
   Yahoo!, Inc. *                                                16,850      562
--------------------------------------------------------------------------------
                                                                           2,196
--------------------------------------------------------------------------------
Leisure Time - 1.0%
   Carnival Corp.                                                13,150      649
   Harley-Davidson, Inc. +                                       13,150      647
--------------------------------------------------------------------------------
                                                                           1,296
--------------------------------------------------------------------------------
Lodging - 2.4%
   Harrah's Entertainment, Inc.                                  12,875      896
   Marriott International, Inc., Class A                         12,425      785
   MGM Mirage *                                                  22,850      966
   Station Casinos, Inc.                                          7,140      477
--------------------------------------------------------------------------------
                                                                           3,124
--------------------------------------------------------------------------------
Media - 0.4%
   Disney (Walt) Co.                                             23,075      581
--------------------------------------------------------------------------------
Mining - 0.3%
   Alcoa, Inc.                                                   15,775      423
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 4.3%
   Eaton Corp.                                                   19,725    1,261
   General Electric Co.                                         103,775    3,488
   Tyco International Ltd.                                       28,750      800
--------------------------------------------------------------------------------
                                                                           5,549
--------------------------------------------------------------------------------
Oil & Gas - 6.4%
   BP PLC ADR                                                    15,950    1,091
   Burlington Resources, Inc.                                    17,125    1,264

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 63.4% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 6.4% - (continued)
   EnCana Corp. +                                               25,375   $ 1,248
   EOG Resources, Inc.                                          19,000     1,213
   Exxon Mobil Corp.                                            45,700     2,737
   GlobalSantaFe Corp. +                                        16,575       777
--------------------------------------------------------------------------------
                                                                           8,330
--------------------------------------------------------------------------------
Oil & Gas Services - 2.4%
   BJ Services Co.                                              18,975     1,197
   Halliburton Co.                                              13,900       861
   Smith International, Inc. +                                  30,300     1,053
--------------------------------------------------------------------------------
                                                                           3,111
--------------------------------------------------------------------------------
Pharmaceuticals - 3.4%
   Merck & Co., Inc.                                            23,900       675
   Pfizer, Inc.                                                 58,875     1,499
   Sepracor, Inc. * +                                            7,350       369
   Teva Pharmaceutical Industries Ltd. ADR +                    33,250     1,079
   Wyeth                                                        18,575       850
--------------------------------------------------------------------------------
                                                                           4,472
--------------------------------------------------------------------------------
Retail - 4.5%
   CVS Corp.                                                    31,175       916
   Lowe's Cos., Inc.                                            11,975       770
   Staples, Inc.                                                55,250     1,213
   Starbucks Corp. *                                            12,225       600
   Wal-Mart Stores, Inc.                                        35,675     1,604
   Walgreen Co.                                                 15,050       697
--------------------------------------------------------------------------------
                                                                           5,800
--------------------------------------------------------------------------------
Semiconductors - 2.0%
   Intel Corp.                                                  51,425     1,323
   Kla-Tencor Corp.                                              9,725       493
   Linear Technology Corp.                                      22,125       839
--------------------------------------------------------------------------------
                                                                           2,655
--------------------------------------------------------------------------------
Software - 2.4%
   Cognos, Inc. * +                                             22,375       808
   Microsoft Corp.                                              83,875     2,298
--------------------------------------------------------------------------------
                                                                           3,106
--------------------------------------------------------------------------------
Telecommunications - 2.8%
   Cisco Systems, Inc. *                                       103,575     1,825
   Motorola, Inc.                                               43,975       962
   Vodafone Group PLC ADR +                                     31,250       852
--------------------------------------------------------------------------------
                                                                           3,639
--------------------------------------------------------------------------------
Transportation - 1.5%
   Expeditors International Washington, Inc. +                  11,900       660
   United Parcel Service, Inc., Class B                         17,925   $ 1,271
--------------------------------------------------------------------------------
                                                                           1,931
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $73,601)                                                            82,212

--------------------------------------------------------------------------------
PREFERRED STOCK - 0.3%
--------------------------------------------------------------------------------
Diversified Financial Services - 0.3%
   Home Ownership Funding Corp. /(1) (2)/                        1,000       339
--------------------------------------------------------------------------------
Total Preferred Stock
--------------------------------------------------------------------------------
(Cost $1,000)                                                                339

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 5.3%
--------------------------------------------------------------------------------

Automobile - 1.6%
   Chase Manhattan Auto Owner Trust,
      Series 2005-A, Class A3,
      3.87%, 6/15/09                                               $250      249
   Daimler Chrysler Auto Trust, Series 2003-A,
      Class A4,
      2.88%, 10/8/09                                                320      316
   Harley-Davidson Motorcycle Trust,
      Series 2003-2, Class A2, +
      2.07%, 2/15/11                                                230      225
   Honda Auto Receivables Owner Trust, Series
      2004-2, Class A3,
      3.30%, 6/16/08                                                160      159
   Honda Auto Receivables Owner Trust,
      Series 2005-3, Class A3,
      3.87%, 4/20/09                                                260      258
   Navistar Financial Corp. Owner Trust, Series
      2004-B, Class A3,
      3.13%, 5/15/09                                                195      192
   Nissan Auto Receivables Owner Trust, Series
      2004-A, Class A3,
      2.01%, 11/15/07                                               160      158
   WFS Financial Owner Trust, Series 2004-2,
      Class A4,
      3.54%, 11/21/11                                               200      198
   WFS Financial Owner Trust, Series 2005-3,
      Class A3A,
      4.25%, 6/17/10                                                290      290
--------------------------------------------------------------------------------
                                                                           2,045
--------------------------------------------------------------------------------

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 5.3% - CONTINUED
--------------------------------------------------------------------------------
Commercial Mortgage Services - 2.9%
   Banc of America Commercial Mortgage, Inc.,
      Series 2004-6, Class A5,
      4.81%, 12/10/42                                              $305   $  309
   Chase Manhattan Bank-First Union National
      Bank, Series 1999-1, Class A2,
      7.44%, 8/15/31                                                175      193
   Citigroup Commercial Mortgage Trust, Series
      2004-C1, Class A4,
      5.46%, 4/15/40                                                230      242
   Credit Suisse First Boston Mortgage Securities
      Corp., Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                                120      130
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                               235      247
   DLJ Commercial Mortgage Corp.,
      Series 1999-CG1, Class A1B,
      6.46%, 3/10/32                                                205      218
   GMAC Commercial Mortgage Securities, Inc.,
      Series 1999-C1, Class A2,
      6.18%, 5/15/33                                                 50       53
   GMAC Commercial Mortgage Securities, Inc.,
      Series 2002-C3, Class A2,
      4.93%, 7/10/39                                                200      204
   Greenwich Capital Commercial Funding Corp.,
      Series 2005-GG3, Class A2,
      4.31%, 8/10/42                                                150      149
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2003-C1, Class A1,
      4.28%, 1/12/37                                                167      166
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2004-C2, Class A3,
      5.38%, 5/15/41                                                240      250
   LB Commercial Conduit Mortgage Trust, Series
      1998-C1, Class A3,
      6.48%, 2/18/30                                                293      304
   LB-UBS Commercial Mortgage Trust, Series 2004-
      C6, Class A2,
      4.19%, 8/15/29                                                300      297
   Merrill Lynch Mortgage Trust,
      Series 2004-BPC1, Class A2,
      4.07%, 10/12/41                                               305      301
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                                130      142
   Morgan Stanley Capital I, Series 2005-IQ9,
      Class A5,
      4.70%, 7/15/56                                               $425   $  428
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                                140      145
--------------------------------------------------------------------------------
                                                                           3,778
--------------------------------------------------------------------------------
Credit Card - 0.2%
   Bank One Issuance Trust, Series 2003-A9,
      Class A9,
      3.86%, 6/15/11                                                215      213
   Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                                 65       64
--------------------------------------------------------------------------------
                                                                             277
--------------------------------------------------------------------------------
Home Equity - 0.3%
   Advanta Mortgage Loan Trust, Series 2000-1,
      Class A4,
      8.61%, 3/25/28                                                 27       28
   GMAC Mortgage Corp. Loan Trust, Series 2004-
      HE5, Class A2,
      3.69%, 9/25/34                                                140      139
   Residential Asset Securities Corp., Series
      2003-KS10, Class AI2,
      2.71%, 5/25/26                                                148      147
--------------------------------------------------------------------------------
                                                                             314
--------------------------------------------------------------------------------
Other - 0.2%
   Residential Asset Mortgage Products, Inc., Series
      2003-RS10, Class AI3,
      3.58%, 3/25/28                                                300      299
--------------------------------------------------------------------------------
Whole Loan - 0.1%
   Washington Mutual, Inc., Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                                170      167
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $6,921)                                                              6,880

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 11.7%
--------------------------------------------------------------------------------
Auto Manufacturers - 0.6%
   DaimlerChrysler NA Holding Corp.,
      4.05%, 6/4/08                                              $  405   $  398
      6.50%, 11/15/13                                               325      349
--------------------------------------------------------------------------------
                                                                             747
--------------------------------------------------------------------------------
Banks - 0.1%
   RBS Capital Trust III,
      5.51%, 9/29/49                                                180      187
--------------------------------------------------------------------------------
Diversified Financial Services - 5.5%
   Allstate Life Global Funding Trusts, +
      4.50%, 5/29/09                                                315      317
   American General Finance Corp.,
      4.00%, 3/15/11                                                370      360
   Capital One Bank,
      4.88%, 5/15/08                                                330      334
   Caterpillar Financial Services Corp., +
      4.15%, 1/15/10                                                270      268
   Citigroup, Inc.,
      5.63%, 8/27/12                                                595      631
   Credit Suisse First Boston USA, Inc.,
      4.88%, 8/15/10                                                435      441
   General Electric Capital Corp.,
      4.13%, 3/4/08                                                 265      265
   Goldman Sachs Group LP, +
      5.00%, 10/1/14                                                210      211
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11                                                565      623
   HSBC Finance Corp.,
      6.38%, 11/27/12                                               640      704
   International Lease Finance Corp.,
      2.95%, 5/23/06                                                 50       50
      3.75%, 8/1/07                                                 135      134
      4.63%, 6/2/08                                                 360      361
   John Deere Capital Corp., +
      4.50%, 8/25/08                                                230      231
   JP Morgan Chase & Co.,
      5.13%, 9/15/14                                                690      707
   Lehman Brothers Holdings, Inc.,
      4.50%, 7/26/10                                                170      170
   Merrill Lynch & Co., Inc., +
      5.00%, 1/15/15                                             $  450   $  456
   Morgan Stanley Dean Witter & Co.,
      6.10%, 4/15/06 +                                              190      192
      3.63%, 4/1/08 +                                               105      103
      4.75%, 4/1/14                                                 245      242
   Nelnet, Inc.,
      5.13%, 6/1/10                                                 280      279
--------------------------------------------------------------------------------
                                                                           7,079
--------------------------------------------------------------------------------
Electric - 0.7%
   Duke Energy Corp., +
      3.75%, 3/5/08                                                 115      114
   Exelon Corp.,
      4.90%, 6/15/15                                                335      334
   Public Service Electric & Gas,
      4.00%, 11/1/08                                                255      252
   TXU Energy Co. LLC,
      7.00%, 3/15/13                                                240      268
--------------------------------------------------------------------------------
                                                                             968
--------------------------------------------------------------------------------
Food - 0.2%
   Kraft Foods, Inc.,
      5.25%, 6/1/07                                                 250      254
--------------------------------------------------------------------------------
Home Builders - 0.1%
   KB Home, +
      5.75%, 2/1/14                                                 130      126
--------------------------------------------------------------------------------
Insurance - 0.4%
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                                 100       97
      5.10%, 4/15/14 +                                              210      216
   Protective Life Secured Trust,
      4.85%, 8/16/10                                                185      188
--------------------------------------------------------------------------------
                                                                             501
--------------------------------------------------------------------------------
Media - 0.4%
   Time Warner, Inc.,
      6.75%, 4/15/11                                                520      570
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.2%
   General Electric Co.,
      5.00%, 2/1/13                                               1,565    1,607
--------------------------------------------------------------------------------
Oil & Gas - 0.6%
   Devon Financing Corp. ULC,
      6.88%, 9/30/11                                                200      224

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 11.7% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 0.6% - (continued)
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                           $  240   $   271
   XTO Energy, Inc.,
      5.30%, 6/30/15                                               265       271
--------------------------------------------------------------------------------
                                                                             766
--------------------------------------------------------------------------------
Pipelines - 0.2%
   Duke Capital LLC,
      5.50%, 3/1/14                                                280       289
--------------------------------------------------------------------------------
Real Estate - 0.2%
   EOP Operating LP,
      4.65%, 10/1/10                                               230       229
--------------------------------------------------------------------------------
Savings & Loans - 0.1%
   Washington Mutual Bank FA,
      5.13%, 1/15/15                                               170       172
--------------------------------------------------------------------------------
Telecommunications - 1.3%
   AT&T Wireless Services, Inc.,
      8.13%, 5/1/12                                                450       536
   Sprint Capital Corp.,
      7.63%, 1/30/11                                               360       411
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                               670       729
--------------------------------------------------------------------------------
                                                                           1,676
--------------------------------------------------------------------------------
Transportation - 0.1%
   Caliber System, Inc.,
   7.80%, 8/1/06                                                    80        82
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $15,128)                                                            15,253
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 1.3%
--------------------------------------------------------------------------------
Banks - 0.3%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                               125       139
   Sumitomo Mitsui Banking Corp., /(1)/ +
      5.63%, 7/29/49                                               275       280
--------------------------------------------------------------------------------
                                                                             419
--------------------------------------------------------------------------------
Oil & Gas - 0.2%
   Anadarko Finance Co.,
      6.75%, 5/1/11                                                240       264
--------------------------------------------------------------------------------
Semiconductors - 0.2%
   Chartered Semiconductor Manufacturing Ltd., +
      5.75%, 8/3/10                                             $  230   $   231
--------------------------------------------------------------------------------
Telecommunications - 0.6%
   Royal KPN N.V.,
      8.00%, 10/1/10                                               125       145
   Telecom Italia Capital S.A.,
      5.25%, 11/15/13                                              200       203
   Telefonos de Mexico S.A. de CV,
      4.50%, 11/19/08                                              165       164
      4.75%, 1/27/10 +                                             280       280
--------------------------------------------------------------------------------
                                                                             792
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $1,701)                                                              1,706
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 7.1% /(3)/
--------------------------------------------------------------------------------
Fannie Mae - 3.4%
      3.13%, 7/15/06                                               540       536
      3.00%, 3/2/07                                                545       537
      3.41%, 8/30/07                                               915       903
      4.30%, 5/5/08                                                395       394
      3.25%, 8/15/08 +                                             695       679
      4.00%, 1/26/09                                               595       591
      6.63%, 11/15/10 +                                            655       730
--------------------------------------------------------------------------------
                                                                           4,370
--------------------------------------------------------------------------------
Federal Home Loan Bank - 0.3%
      3.50%, 1/18/07                                               400       398
--------------------------------------------------------------------------------
Freddie Mac - 3.4%
      2.88%, 12/15/06                                            2,515     2,480
      3.75%, 3/15/07                                               725       722
      4.30%, 5/5/08                                                540       539
      4.13%, 7/12/10 +                                             355       355
      4.75%, 12/8/10                                               295       296
--------------------------------------------------------------------------------
                                                                           4,392
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $9,218)                                                              9,160

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

--------------------------------------------------------------------------------
                                                     AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 9.7%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 9.7%
   1.63%, 10/31/05 +                                            $4,758   $ 4,744
   1.50%, 3/31/06 +                                              2,774     2,739
   2.25%, 4/30/06 +                                                490       485
   3.75%, 5/15/08 +                                                324       323
   4.13%, 8/15/10 +                                              3,430     3,470
   4.25%, 8/15/15 +                                                822       838
--------------------------------------------------------------------------------
                                                                          12,599
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $12,548)                                                            12,599

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 16.4%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(4)/                          21,293,815   21,294
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $21,294)                                                            21,294

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.4%
--------------------------------------------------------------------------------
   KBC Bank N.V., London, Eurodollar
      Time Deposit,
      3.59%, 9/1/05                                           $3,109      3,109
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $3,109)                                                             3,109

--------------------------------------------------------------------------------
Total Investments - 117.6%
--------------------------------------------------------------------------------
(Cost $144,520)                                                         152,552
   Liabilities less Other Assets - (17.6)%                              (22,797)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $129,755

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/ Restricted security has been deemed illiquid. At August 31, 2005, the value of these restricted illiquid securities amounted to approximately $339,000 or 0.3% of net assets. Additional information on each holding is as follows:

--------------------------------------------------------------------------------
                                                                     ACQUISITION
                                                       ACQUISITION       COST
SECURITY                                                   DATE         (000S)
--------------------------------------------------------------------------------
Home Ownership Funding Corp.                               2/97         $1,000
--------------------------------------------------------------------------------

/(3)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(4)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At August 31, 2005, the industry sectors for the Balanced Portfolio were:

--------------------------------------------------------------------------------
                                                                  % OF EQUITY
INDUSTRY SECTOR                                                     INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     11.2%
Consumer Staples                                                            8.6
Energy                                                                     13.9
Financials                                                                 16.7
Health Care                                                                14.8
Industrials                                                                11.3
Information Technology                                                     17.5
Materials                                                                   3.3
Telecommunication Services                                                  1.0
Utilities                                                                   1.7
--------------------------------------------------------------------------------
Total                                                                     100.0%

At August 31, 2005, the credit quality distribution for the Balanced Portfolio as a percentage of debt investments including cash was:

--------------------------------------------------------------------------------
QUALITY DISTRIBUTION *                                                         %
--------------------------------------------------------------------------------
AAA                                                                        66.8%
AA                                                                          9.1
A                                                                          15.3
BBB                                                                         8.5
BB                                                                          0.3
--------------------------------------------------------------------------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

               NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (continued)

Federal Tax Information:

As of August 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousand

Federal tax cost of investments                                        $144,520
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 11,015
Gross tax depreciation of investments                                    (2,983)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $  8,032
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
ASSET-BACKED NOTES - 1.5%
Auto Receivables - 0.2%
Household Automotive Trust, Series 2005-2, Class A1,
3.70%, 8/17/06                                                                     $     20,154    $     20,154
---------------------------------------------------------------------------------------------------------------
International Receivables - 1.2%
Permanent Financing PLC, FRN, Series 6, Class 1A,
3.54%, 9/18/05                                                                           50,000          50,000
Permanent Financing PLC, FRN, Series 7, Class 1A,
3.53%, 9/12/05                                                                           35,000          35,000
Permanent Financing PLC, FRN, Series 8, Class 1A,
3.53%, 9/12/05                                                                           47,000          47,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        132,000
---------------------------------------------------------------------------------------------------------------
Other Receivables - 0.1%
General Electric Commercial Equipment Financing LLC, Series 2005-1, Class A1,
3.42%, 6/20/06                                                                           14,675          14,675
---------------------------------------------------------------------------------------------------------------
Total Asset-Backed Notes (Cost $166,829)                                                                166,829
---------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 21.3%
Domestic Depository Institutions - 1.7%
Bank of New York,
3.17%, 11/22/05                                                                          10,000          10,000
Commonwealth Bank of Australia,
4.14%, 5/31/06                                                                           50,000          50,000
Marshall & Ilsley Bank, FRN,
3.45%, 9/29/05                                                                           17,000          16,998
SunTrust Bank, Atlanta,
3.33%, 10/14/05                                                                          42,000          42,000
3.33%, 10/28/05                                                                          12,000          11,998
Washington Mutual Bank, FA, Stockton, California,
3.43%, 9/26/05                                                                           32,000          32,000
3.70%, 11/1/05                                                                           20,000          20,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        182,996
---------------------------------------------------------------------------------------------------------------
Foreign Depository Institutions - 19.6%
ABN-AMRO, London Branch,
3.56%, 12/19/05                                                                          25,000          25,000
Alliance & Leicester, London Branch,
3.60%, 12/23/05                                                                          10,000          10,000
Banco Bilbao Vizcaya Argentaria, London Branch,
3.42%, 11/3/05                                                                           25,000          25,000
Barclays Bank, London Branch,
3.32%, 9/29/05                                                                           50,000          50,000
3.42%, 11/7/05                                                                           50,000          50,000
3.29%, 12/1/05                                                                           66,500          66,500
Barclays Bank, New York Branch,
3.51%, 9/19/05, FRN                                                                      23,000          23,000
3.29%, 10/17/05                                                                          45,000          44,996

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 21.3% - CONTINUED
Foreign Depository Institutions - 19.6% - (continued)
BNP Paribas, London Branch,
3.36%, 10/11/05                                                                    $     40,000    $     40,000
3.53%, 10/13/05                                                                          30,000          30,000
3.10%, 11/14/05                                                                          40,000          40,000
3.15%, 11/17/05                                                                          38,000          38,000
3.25%, 11/25/05                                                                          53,000          53,000
3.54%, 12/14/05                                                                          63,000          63,000
3.74%, 12/21/05                                                                          10,000          10,000
3.60%, 12/23/05                                                                          30,000          30,000
3.57%, 12/29/05                                                                          40,000          40,000
CALYON, London Branch,
3.08%, 11/3/05                                                                           51,000          51,000
3.11%, 11/7/05                                                                           53,000          53,000
3.67%, 1/5/06                                                                            20,000          20,000
3.86%, 1/31/06                                                                           38,000          38,000
Canadian Imperial Bank of Commerce, New York Branch,
3.17%, 11/18/05                                                                          20,000          20,000
Credit Agricole, London Branch,
3.88%, 2/2/06                                                                            20,000          20,000
4.13%, 5/23/06                                                                           40,000          40,000
Credit Suisse First Boston, New York Branch,
3.72%, 11/7/05, FRN                                                                      49,000          49,000
3.78%, 11/10/05, FRN                                                                     19,000          19,004
3.83%, 11/21/05, FRN                                                                     42,000          42,001
3.31%, 12/2/05                                                                           25,000          25,000
4.13%, 5/23/06                                                                           19,000          19,000
Deutsche Bank, London Branch,
3.59%, 12/27/05                                                                          27,000          26,997
Deutsche Bank, New York Branch,
3.88%, 2/2/06                                                                            43,000          43,000
4.11%, 5/8/06                                                                            45,000          45,000
4.13%, 5/30/06                                                                           30,000          30,000
Fortis Bank, New York Branch,
3.83%, 1/25/06                                                                           40,000          39,998
HBOS Treasury Services, London Branch,
3.32%, 9/29/05                                                                           20,000          20,000
4.13%, 5/25/06                                                                           50,000          50,000
HBOS Treasury Services, New York Branch,
3.32%, 9/30/05                                                                           25,000          25,000
3.27%, 11/30/05                                                                          55,000          55,000
3.31%, 12/2/05                                                                           25,000          25,000
3.37%, 12/12/05                                                                          25,000          25,000
3.63%, 1/3/06                                                                            33,000          33,000
4.14%, 5/31/06                                                                           12,000          12,000
Lloyds TSB Bank, New York Branch, FRN,
3.24%, 9/1/05                                                                            15,000          14,997
3.55%, 10/25/05                                                                          15,000          14,999
3.56%, 12/15/05                                                                          35,000          35,000
National Australia Bank, London Branch,
3.14%, 11/18/05                                                                          20,000          20,000

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 21.3% - CONTINUED
Foreign Depository Institutions - 19.6% - (continued)
Nordea Bank Finland, New York Branch,
3.31%, 9/12/05, FRN                                                                $     25,000    $     24,995
3.55%, 9/12/05, FRN /(1)/                                                                33,000          33,000
3.14%, 11/18/05                                                                          20,000          20,000
Royal Bank of Canada, FRN,
3.50%, 9/19/05                                                                           23,000          22,999
Royal Bank of Scotland, New York Branch,
3.26%, 9/6/05, FRN                                                                       27,000          27,000
3.40%, 9/30/05, FRN                                                                      25,000          24,995
3.67%, 1/5/06                                                                            25,000          25,000
Societe Generale, London Branch,
3.42%, 11/7/05                                                                           39,000          39,000
3.11%, 11/14/05                                                                          10,000          10,000
3.56%, 12/16/05                                                                          10,000           9,999
3.80%, 1/20/06                                                                           30,000          30,000
3.86%, 1/31/06                                                                           27,000          27,000
4.10%, 5/9/06                                                                            30,000          30,000
Toronto Dominion Bank, New York Branch,
3.10%, 11/7/05                                                                           13,000          13,000
UBS AG, Stamford Branch,
3.27%, 9/8/05, FRN                                                                       50,000          49,999
3.53%, 9/20/05                                                                           25,000          25,000
3.34%, 9/22/05, FRN                                                                      36,000          35,999
3.16%, 11/18/05                                                                          37,000          37,000
Unicredito Italiano, London Branch,
3.22%, 9/19/05                                                                           30,000          30,000
3.36%, 10/28/05                                                                          55,000          55,000
3.44%, 11/14/05                                                                          20,000          20,000
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,139,478
---------------------------------------------------------------------------------------------------------------
Total Certificates of Deposits (Cost $2,322,474)                                                      2,322,474
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 17.6%
Auto Receivables - 3.5%
FCAR1 Owner Trust,
3.16%, 9/6/05                                                                            82,000          81,964
3.73%, 1/18/06                                                                           35,000          34,496
3.87%, 2/3/06                                                                            17,000          16,717
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002, /(1)/
3.43%, 9/1/05                                                                            20,000          20,000
3.51%, 9/2/05                                                                            20,000          19,998
3.54%, 9/6/05                                                                            25,000          24,988
3.56%, 9/13/05                                                                           25,000          24,970
3.50%, 9/16/05                                                                           70,000          69,898
3.63%, 9/26/05                                                                           85,000          84,786
---------------------------------------------------------------------------------------------------------------
                                                                                                        377,817
---------------------------------------------------------------------------------------------------------------
Bank Holding Companies - 0.3%
Bank of America Corp., Series 3A3,
3.03%, 11/1/05                                                                           35,000          34,820
---------------------------------------------------------------------------------------------------------------
Credit Card Master Trusts - 1.2%
Capital One Multi Execution Trust, Nova Notes, /(1)/
3.47%, 9/20/05                                                                           20,000          19,963
3.56%, 9/21/05                                                                           10,000           9,980

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 17.6% - CONTINUED
Credit Card Master Trusts - 1.2% - (continued)
Citibank Credit Card Master Trust, Dakota Certificates,
3.72%, 10/28/05                                                                    $     35,000    $     34,794
MBNA Credit Card Master Trust, Emerald Certificates, /(1)/
3.38%, 9/1/05                                                                            16,152          16,152
3.60%, 10/6/05                                                                           50,000          49,825
---------------------------------------------------------------------------------------------------------------
                                                                                                        130,714
---------------------------------------------------------------------------------------------------------------
Foreign Depository Institutions - 1.7%
Danske Corp., Inc.,
3.25%, 9/19/05                                                                           40,000          39,935
Greenwich Capital Holdings, Inc., FRCP,
3.47%, 9/1/05                                                                            15,000          15,000
HSBC USA, Inc.,
3.55%, 12/27/05                                                                          25,000          24,712
Nordea North America, Inc.,
3.04%, 11/4/05                                                                           28,000          27,849
3.58%, 12/30/05                                                                          15,000          14,821
Rabobank Nederland, N.V.,
3.59%, 1/4/06                                                                            35,000          34,564
Skandinaviska Enskildabanken Funding, Inc.,
3.53%, 12/15/05                                                                          34,000          33,650
---------------------------------------------------------------------------------------------------------------
                                                                                                        190,531
---------------------------------------------------------------------------------------------------------------
Multi-Seller Conduits - 5.4%
Alpine Securitization, /(1)/
3.47%, 9/6/05                                                                            40,000          39,981
Amstel Funding Corp.,
3.32%, 9/14/05                                                                           40,000          39,952
3.29%, 9/30/05                                                                           35,000          34,907
3.78%, 1/24/06                                                                           25,000          24,619
3.82%, 1/27/06                                                                           20,000          19,686
Concord Minuteman Capital Corp., /(1)/
3.86%, 2/3/06                                                                            18,000          17,701
Crown Point Capital Co., /(1)/
3.51%, 9/7/05, FRCP                                                                      25,000          24,998
3.71%, 11/7/05                                                                           20,000          19,862
3.78%, 1/18/06                                                                           25,000          24,636
3.88%, 2/7/06                                                                            35,000          34,400
Fairway Finance Corp.,
3.52%, 9/12/05                                                                           10,164          10,153
Legacy Capital LLC, /(1)/
3.32%, 10/19/05                                                                          30,000          29,867
Lexington Parker Capital,
3.10%, 9/1/05                                                                            15,000          15,000
3.46%, 9/1/05, FRCP                                                                      30,000          29,998
3.64%, 9/1/05, FRCP                                                                      15,000          14,998
3.56%, 9/7/05, FRCP                                                                      20,000          20,000
3.56%, 9/9/05, FRCP                                                                       5,000           5,000
3.52%, 9/12/05, FRCP                                                                     33,000          32,996
3.54%, 9/21/05, FRCP                                                                     48,000          47,995
3.29%, 10/6/05                                                                           10,603          10,569
3.31%, 10/18/05 /(1)/                                                                     9,338           9,298
3.31%, 10/20/05 /(1)/                                                                    10,000           9,955

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 17.6% - CONTINUED
Multi-Seller Conduits - 5.4% - (continued)
Victory Receivables Corp.,
3.50%, 9/2/05                                                                      $     35,000    $     34,997
3.62%, 9/29/05                                                                           32,000          31,910
---------------------------------------------------------------------------------------------------------------
                                                                                                        583,478
---------------------------------------------------------------------------------------------------------------
Non-Depository Personal Credit - 1.4%
General Electric Capital Corp.,
3.03%, 10/27/05                                                                          55,000          54,741
3.30%, 10/31/05                                                                          49,000          48,731
3.03%, 11/1/05                                                                           50,000          49,743
---------------------------------------------------------------------------------------------------------------
                                                                                                        153,215
---------------------------------------------------------------------------------------------------------------
Other Receivables - 0.8%
Thornburg Mortgage Capital Resources,
3.54%, 9/2/05                                                                            10,000           9,999
3.56%, 9/12/05                                                                           14,000          13,985
3.59%, 9/19/05                                                                           10,000           9,982
3.61%, 9/23/05                                                                           10,000           9,978
3.64%, 9/26/05                                                                           40,000          39,899
---------------------------------------------------------------------------------------------------------------
                                                                                                         83,843
---------------------------------------------------------------------------------------------------------------
Single Seller Conduits - 0.2%
Picaros Funding LLC,
3.63%, 12/13/05                                                                          27,000          26,720
---------------------------------------------------------------------------------------------------------------
Structured Investment Vehicles - 3.1%
Grampian Funding Ltd.,
3.23%, 9/19/05                                                                           40,000          39,935
3.28%, 10/5/05                                                                           53,000          52,836
3.64%, 12/16/05                                                                          37,539          37,137
3.54%, 12/20/05                                                                          89,000          88,039
Mane Funding Corp.,
3.41%, 9/26/05                                                                           20,000          19,953
Scaldis Capital LLC,
3.53%, 9/15/05                                                                           15,000          14,979
3.58%, 9/26/05                                                                           20,000          19,950
White Pine Finance LLC,
3.52%, 9/15/05                                                                           25,000          24,998
3.54%, 12/8/05                                                                           28,846          28,568
3.54%, 12/12/05                                                                           5,523           5,468
---------------------------------------------------------------------------------------------------------------
                                                                                                        331,863
---------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $1,913,001)                                                              1,913,001
---------------------------------------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 14.3%
Domestic Depository Institutions - 0.8%
SunTrust Bank, FRN,
3.53%, 10/3/05                                                                           46,000          46,001
U.S. Bank, N.A., FRN,
3.35%, 9/5/05                                                                            40,000          40,003
---------------------------------------------------------------------------------------------------------------
                                                                                                         86,004
---------------------------------------------------------------------------------------------------------------
Foreign Depository Institutions - 2.3%
Australia and New Zealand Banking Group, FRN, /(1)/
3.60%, 9/23/05                                                                           25,000          25,000
Nationwide Building Society, FRN, /(1)/
3.51%, 9/28/05                                                                           28,000          28,000
Royal Bank of Canada, FRN,
3.58%, 9/12/05                                                                           28,000          28,002

         MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 14.3% - CONTINUED
Foreign Depository Institutions - 2.3% - (continued)
Royal Bank of Scotland Group, FRN, /(1)/
3.58%, 10/21/05                                                                    $     75,000    $     75,000
Royal Bank of Scotland, New York, FRN,
3.26%, 9/1/05                                                                            75,000          74,978
Westpac Banking Corp., FRN,
3.40%, 9/12/05                                                                           20,000          20,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        250,980
---------------------------------------------------------------------------------------------------------------
Insurance Carriers - 1.3%
Allstate Life Global Funding II, FRN, /(1)/
3.63%, 9/16/05                                                                           30,000          30,000
ASIF Global Financing XV, FRN, /(1)/
3.53%, 9/2/05                                                                            55,000          55,000
MET Life GIC Backed, FRN, /(1)/
3.61%, 9/15/05                                                                           55,000          55,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        140,000
---------------------------------------------------------------------------------------------------------------
Non-Depository Personal Credit - 1.3%
General Electric Capital Corp., FRN,
3.66%, 9/9/05                                                                            48,000          48,026
HSBC Finance Corp., FRN,
3.63%, 9/26/05                                                                           40,000          40,000
SLM Corp., FRN, /(1)/
3.57%, 10/3/05                                                                           50,000          50,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        138,026
---------------------------------------------------------------------------------------------------------------
Security and Commodity Brokers - 4.5%
Bear Stearns Co., Inc., FRN,
3.60%, 9/6/05                                                                            25,000          25,000
Citigroup Global Markets, FRN,
3.42%, 9/16/05                                                                           15,000          15,002
Goldman Sachs Group,
3.37%, 9/26/05                                                                           35,000          35,000
3.41%,10/27/05                                                                           45,000          45,000
Lehman Brothers Holdings, FRN,
3.70%, 9/22/05                                                                          120,000         120,000
Merrill Lynch & Co., FRN, MTN,
3.57%, 9/6/05                                                                            55,000          55,000
3.77%, 9/12/05                                                                           43,000          43,031
Morgan Stanley, FRN,
3.60%, 9/15/05                                                                           30,000          30,000
3.71%, 9/27/05                                                                          120,000         120,003
---------------------------------------------------------------------------------------------------------------
                                                                                                        488,036
---------------------------------------------------------------------------------------------------------------
Structured Investment Vehicles - 4.0%
Beta Finance, Inc., FRN, MTN, /(1)/
3.56%, 9/15/05                                                                           25,000          25,003
3.59%, 10/20/05                                                                          25,000          24,999
3.72%, 11/4/05                                                                            8,000           8,001
3.87%, 11/28/05                                                                          25,000          25,002
CC U.S.A., Inc., FRN, MTN, /(1)/
3.55%, 9/14/05                                                                           29,000          29,003
3.55%, 9/15/05                                                                           45,000          45,000
3.57%, 10/13/05                                                                          25,000          25,005


         MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 14.3% - CONTINUED
Structured Investment Vehicles - 4.0% - (continued)
Dorada Finance, Inc., FRN, /(1)/
3.69%, 9/1/05                                                                      $     20,000    $     20,009
3.55%, 9/15/05                                                                           29,000          29,001
3.56%, 9/15/05                                                                           25,000          25,004
3.55%, 10/6/05                                                                           50,000          50,011
Five Finance, FRN, /(1)/
3.46%, 9/1/05                                                                            25,000          24,995
Sigma Finance, Inc., FRN, MTN, /(1)/
3.57%, 9/20/05                                                                           62,000          61,996
3.60%, 9/26/05                                                                           50,000          49,996
---------------------------------------------------------------------------------------------------------------
                                                                                                        443,025
---------------------------------------------------------------------------------------------------------------
Transportation Equipment - 0.1%
American Honda Finance, FRN, /(1)/
3.88%, 11/21/05                                                                          10,000          10,002
---------------------------------------------------------------------------------------------------------------
Total Corporate Notes/Bonds (Cost $1,556,073)                                                         1,556,073
---------------------------------------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 7.0%
Domestic Depository Institutions - 2.6%
AmSouth Bank, Grand Cayman,
3.59%, 9/1/05                                                                            33,030          33,030
Branch Bank and Trust Co., Grand Cayman,
3.43%, 9/12/05                                                                           30,000          30,000
JPMorgan Chase Bank N.A., Nassau,
3.58%, 9/1/05                                                                           201,219         201,219
Wells Fargo Bank, San Francisco, Grand Cayman,
3.58%, 9/1/05                                                                            20,052          20,052
---------------------------------------------------------------------------------------------------------------
                                                                                                        284,301
---------------------------------------------------------------------------------------------------------------
Foreign Depository Institutions - 4.4%
Banco Popular, San Juan, Puerto Rico,
3.63%, 9/1/05                                                                           150,000         150,000
Barclays Bank, Global Treasury Services, Cayman,
3.59%, 9/1/05                                                                           100,000         100,000
Credit Agricole, S.A., Paris,
3.46%, 11/14/05                                                                          30,000          30,000
Dexia Bank, Brussels, Belgium,
3.56%, 9/2/05                                                                           100,000         100,000
Dexia Credit Local de France, Paris,
3.36%, 10/12/05                                                                          35,000          35,000
HSBC Bank, London,
3.11%, 9/1/05                                                                            35,000          35,000
Svenska Handlesbanken, Stockholm, Sweden,
3.44%, 9/14/05                                                                           25,000          25,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        475,000
---------------------------------------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $759,301)                                                          759,301
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 1.6%
Administration of Environmental and Housing Programs - 0.3%
Florida Housing Finance Corp., Taxable, VRDB, Series 2002A,
Affordable Housing,
3.56%, 9/8/05                                                                             6,700           6,700
State of Texas G.O. Taxable,
Veterans' Land Refunding Bonds, Series 2000A,
3.57%, 9/8/05                                                                            30,000          30,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         36,700
---------------------------------------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 1.6% - CONTINUED
Amusement and Recreation Services - 0.2%
Downtown Marietta, Georgia, Development Authority
Taxable Revenue Bonds, Series A, Conference Center Project,
3.79%, 9/8/05                                                                      $      1,000    $      1,000
Harris County, Houston, Texas, Taxable Revenue Bonds,
Series E, Sports Authority Junior Lien NFL,
3.59%, 9/8/05                                                                             1,000           1,000
HealthTrack Sports & Wellness, Taxable,
Series 1997,
3.62%, 9/8/05                                                                             3,840           3,840
Maryland Stadium Authority Sports Facilities Lease
Taxable Revenue Bonds, Series A,
3.57%, 9/8/05                                                                            16,300          16,300
---------------------------------------------------------------------------------------------------------------
                                                                                                         22,140
---------------------------------------------------------------------------------------------------------------
Business Services - 0.1%
Birchwood Acres Ltd. Taxable VRDB,
Series 2000,
3.64%, 9/8/05                                                                            12,410          12,410
---------------------------------------------------------------------------------------------------------------
Construction - 0.1%
Metal Forming & Coining Corp. (National City Bank LOC),
3.66%, 9/8/05                                                                             5,955           5,955
---------------------------------------------------------------------------------------------------------------
Engineering, Accounting and Management - 0.1%
California PCR Environmental Improvement Taxable CP, Series 1997,
Browning Ferris Project,
3.61%, 9/2/05                                                                             9,000           9,000
---------------------------------------------------------------------------------------------------------------
Executive, Legislative and General Government - 0.3%
Cook County, Illinois, G.O. Taxable Bonds, Series 2002A,
3.72%, 9/8/05                                                                            22,000          22,000
Cook County, Illinois, G.O. Taxable Bonds, Series 2004D,
3.72%, 9/8/05                                                                            15,000          15,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         37,000
---------------------------------------------------------------------------------------------------------------
Health Services - 0.1%
Surgery Center Financing Corp. Taxable VRDN,
Series 1997 (NCC Bank LOC), /(1)/
3.66%, 9/8/05                                                                             4,835           4,835
---------------------------------------------------------------------------------------------------------------
Membership Organizations - 0.1%
American Association of Retired Persons VRDN,
3.60%, 9/8/05                                                                             6,200           6,200
---------------------------------------------------------------------------------------------------------------
Miscellaneous Retail - 0.1%
Macon-Bibb County, Georgia, IDA Taxable VRDB,
Bass Pro Outdoor World, LLC, /(1)/
3.66%, 9/8/05                                                                            13,000          13,000
---------------------------------------------------------------------------------------------------------------
Museums, Galleries and Gardens - 0.1%
Illinois Educational Facilities Authority Taxable Revenue Bonds,
Series 2000A, Art Institute of Chicago,
3.62%, 9/8/05                                                                             7,100           7,100
---------------------------------------------------------------------------------------------------------------
Oil and Gas Extraction - 0.0%
Duncan Oil Co. VRDN, Series 2000,
3.66%, 9/8/05                                                                             3,730           3,730
---------------------------------------------------------------------------------------------------------------
Real Estate - 0.1%
Alaska Industrial Development and Export Authority Taxable
Revenue Bonds, Series 1988, Labar Property Lot 5 Project,
3.89%, 9/8/05                                                                               927             927


         MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 1.6% - CONTINUED
Real Estate - 0.1% - (continued)
MHS Realty Company LLC
Taxable Secured Promissory VRDN, Series 2001,
3.64%, 9/8/05                                                                      $      8,075    $      8,075
Muhlenberg, Kentucky, Medical Properties II, Taxable VRDN,
Series 2003,
3.60%, 9/8/05                                                                             4,800           4,800
OFC Corp. Taxable Revenue Bonds, Series 1996,
3.62%, 9/8/05                                                                               900             900
---------------------------------------------------------------------------------------------------------------
                                                                                                         14,702
---------------------------------------------------------------------------------------------------------------
Specialty Hospitals - 0.0%
Arizona State University Taxable Revenue Bonds,
Nanotechnology Research Project,
3.60%, 9/8/05                                                                             1,600           1,600
---------------------------------------------------------------------------------------------------------------
Urban Community Development - 0.0%
Tri-O Development LLC, Taxable Program Notes,
Series 1999 (National City Bank LOC),
3.66%, 9/8/05                                                                             3,335           3,335
---------------------------------------------------------------------------------------------------------------
Total Municipal Investments (Cost $177,707)                                                             177,707
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 1.5% /(2)/
Fannie Mae - 1.5%
FNMA FRN,
3.25%, 9/9/05                                                                            75,000          74,987
3.62%, 11/7/05                                                                           84,000          83,974
---------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $158,961)                                                          158,961
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 36.3%
(Colld. at a minimum of 102% by U.S. Treasury Bonds/Notes)
Joint Repurchase Agreements - 4.3%
Bank of America Securities LLC, dated 8/31/05,
repurchase price $158,080
3.52%, 9/1/05                                                                           158,065         158,065
Morgan Stanley & Co., Inc., dated 8/31/05,
repurchase price $105,387
3.52%, 9/1/05                                                                           105,376         105,376
Societe Generale, New York Branch, dated 8/31/05,
repurchase price $52,693
3.52%, 9/1/05                                                                            52,688          52,688
UBS Securities LLC, dated 8/31/05,
repurchase price $158,080
3.55%, 9/1/05                                                                           158,065         158,065
---------------------------------------------------------------------------------------------------------------
                                                                                                        474,194
---------------------------------------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 36.3% - CONTINUED
(Colld. at a minimum of 102% by U.S. Government/Agency Securities)
Repurchase Agreements - 32.0%
Bank of America N.A., dated 8/31/05,
repurchase price $1,360,136
3.61%, 9/1/05                                                                      $  1,360,000    $  1,360,000
Bear Stearns, Inc., dated 8/31/05,
repurchase price $75,008
3.65%, 9/1/05                                                                            75,000          75,000
Credit Suisse First Boston Corp., dated 8/31/05,
repurchase price $710,071
3.61%, 9/1/05                                                                           710,000         710,000
Deutsche Bank Securities, Inc., dated 8/31/05,
repurchase price $380,038
3.60%, 9/1/05                                                                           380,000         380,000
Goldman Sachs & Co., dated 8/31/05,
repurchase price $125,013
3.60%, 9/1/05                                                                           125,000         125,000
HSBC Securities, USA, dated 8/19/05,
repurchase price $75,096
3.53%, 9/6/05                                                                            75,000          75,000
Lehman Brothers, Inc., dated 8/31/05,
repurchase price $29,930
3.59%, 9/1/05                                                                            29,927          29,927
Merrill Lynch, Inc., dated 8/31/05,
repurchase price $355,036
3.60%, 9/1/05                                                                           355,000         355,000
UBS Securities LLC, dated 8/31/05,
repurchase price $370,037
3.60%, 9/1/05                                                                           370,000         370,000
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,479,927
---------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $3,954,121)                                                         3,954,121
---------------------------------------------------------------------------------------------------------------
Total Investments - 101.1% (Cost $11,008,467) /(3)/                                                  11,008,467
---------------------------------------------------------------------------------------------------------------
Liabilities less Other Assets - (1.1)%                                                                 (116,995)
---------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                               $  10,891,472
---------------------------------------------------------------------------------------------------------------

----------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)  The cost for federal income tax purposes was $11,008,467.

        MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
DIVERSIFIED ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.   Collateralized

CP       Commercial Paper

FNMA     Fannie Mae

FRCP     Floating Rate Commercial Paper

FRN      Floating Rate Notes

GIC      Guaranteed Investment Contract

G.O.     General Obligation

IDA      Industrial Development Authority

LOC      Letter of Credit

MTN      Medium Term Notes

PCR      Pollution Control Revenue

TSB      Trustee Savings Bank

VRDB     Variable Rate Demand Bonds

VRDN     Variable Rate Demand Notes

        MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES - 72.7% /(1)/
Fannie Mae - 37.1%
FNMA Discount Notes,
3.23%, 9/1/05                                                                      $     30,000    $     30,000
0.00%, 10/3/05                                                                           65,000          64,804
3.43%, 10/3/05                                                                           15,000          14,954
3.59%, 10/3/05                                                                           15,000          14,952
3.59%, 11/1/05                                                                           24,400          24,252
3.62%, 11/16/05                                                                          65,000          64,503
3.00%, 11/21/05                                                                          60,000          59,595
3.35%, 11/23/05                                                                          20,000          19,845
3.06%, 12/19/05                                                                          60,000          59,445
FNMA FRN,
3.22%, 9/6/05                                                                            25,000          25,000
3.44%, 9/7/05                                                                            20,000          19,988
3.45%, 9/7/05                                                                            60,000          59,987
3.25%, 9/9/05                                                                           100,000          99,984
3.45%, 9/15/05                                                                          115,000         114,997
3.31%, 9/21/05                                                                           75,000          74,928
3.31%, 9/22/05                                                                           85,000          84,934
3.56%, 9/29/05                                                                           47,000          46,973
3.72%, 11/22/05                                                                          20,000          19,995
FNMA Notes,
2.32%, 9/12/05                                                                           15,000          14,995
1.88%, 9/15/05                                                                           10,651          10,644
2.00%, 10/28/05                                                                           9,800           9,779
2.38%, 12/15/05                                                                          20,000          19,939
6.00%, 12/15/05                                                                          45,440          45,749
5.88%, 2/2/06                                                                            10,056          10,134
2.13%, 4/15/06                                                                           34,122          33,730
---------------------------------------------------------------------------------------------------------------
                                                                                                      1,044,106
---------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank - 2.7%
Federal Farm Credit Bank FRN,
3.42%, 9/1/05                                                                            40,000          39,987
3.48%, 9/19/05                                                                           10,000           9,998
3.52%, 9/19/05                                                                           25,000          24,998
---------------------------------------------------------------------------------------------------------------
                                                                                                         74,983
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank - 11.9%
FHLB Discount Notes,
3.22%, 9/1/05                                                                            50,927          50,927
3.41%, 9/16/05                                                                           50,000          49,929
3.50%, 11/10/05                                                                          30,000          29,796
3.62%, 11/18/05                                                                          75,000          74,412
3.90%, 2/1/06                                                                            72,468          71,267
FHLB FRN,
3.64%, 11/9/05                                                                           20,000          19,992
3.67%, 11/16/05                                                                          35,000          34,982
FHLB Note,
1.50%, 10/19/05                                                                           4,450           4,439
---------------------------------------------------------------------------------------------------------------
                                                                                                        335,744
---------------------------------------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 72.7% /(1)/ - CONTINUED
Freddie Mac - 21.0%
FHLMC Discount Notes,
3.05%, 9/20/05                                                                     $     15,000    $     14,976
3.17%, 9/21/05                                                                           20,000          19,965
3.22%, 10/18/05                                                                         100,000          99,580
3.49%, 11/2/05                                                                           50,000          49,699
3.05%, 11/14/05                                                                          10,657          10,590
3.50%, 11/21/05                                                                          65,000          64,488
3.34%, 12/5/05                                                                           10,000           9,912
3.32%, 12/30/05                                                                          15,000          14,834
3.71%, 1/24/06                                                                           20,000          19,701
3.76%, 1/31/06                                                                           35,000          34,445
FHLMC FRN,
3.34%, 9/9/05                                                                            22,000          22,000
3.51%, 10/7/05                                                                           27,000          27,001
3.71%, 11/7/05                                                                           50,000          50,000
FHLMC Notes,
2.88%, 9/15/05                                                                           51,060          51,051
2.13%, 11/15/05                                                                          10,000           9,973
2.20%, 12/1/05                                                                           20,000          19,926
2.20%, 12/30/05                                                                          15,000          14,920
5.25%, 1/15/06                                                                           10,000          10,047
2.81%, 2/2/06                                                                            38,745          38,564
2.00%, 4/27/06                                                                           10,000           9,872
---------------------------------------------------------------------------------------------------------------
                                                                                                        591,544
---------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $2,046,377)                                                      2,046,377
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 30.5%
(Colld. at a minimum of 102% by U.S. Treasury Bonds/Notes)
Joint Repurchase Agreements - 4.9%
Bank of America Securities LLC, dated 8/31/05,
repurchase price $45,561
3.52%, 9/1/05                                                                            45,556          45,556
Morgan Stanley & Co., Inc., dated 8/31/05,
repurchase price $30,374
3.52%, 9/1/05                                                                            30,371          30,371
Societe Generale, New York Branch, dated 8/31/05,
repurchase price $15,187
3.52%, 9/1/05                                                                            15,185          15,185
UBS Securities LLC, dated 8/31/05,
repurchase price $45,561
3.55%, 9/1/05                                                                            45,556          45,556
---------------------------------------------------------------------------------------------------------------
                                                                                                        136,668
---------------------------------------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 30.5% - CONTINUED
(Colld. at a minimum of 102% by U.S. Government/Agency Securities)
Repurchase Agreements - 25.6%
Bank of America, dated 8/31/05,
repurchase price $105,011
3.61%, 9/1/05                                                                      $    105,000    $    105,000
Credit Suisse First Boston Corp., dated 8/31/05,
repurchase price $50,005
3.61%, 9/1/05                                                                            50,000          50,000
Goldman Sachs & Co., dated 8/31/05,
repurchase price $50,005
3.50%, 9/1/05                                                                            50,000          50,000
Lehman Brothers, Inc., dated 8/31/05,
repurchase price $120,752
3.59%, 9/1/05                                                                           120,740         120,740
Merrill Lynch, Inc., dated 8/31/05,
repurchase price $95,010
3.60%, 9/1/05                                                                            95,000          95,000
UBS Securities LLC, dated 8/31/05,
repurchase price $200,020
3.51%, 9/1/05                                                                           200,000         200,000
UBS Securities LLC, dated 8/31/05,
repurchase price $100,010
3.60%, 9/1/05                                                                           100,000         100,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        720,740
---------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $857,408)                                                             857,408
---------------------------------------------------------------------------------------------------------------
Total Investments - 103.2% (Cost $2,903,785) /(2)/                                                    2,903,785
---------------------------------------------------------------------------------------------------------------
Liabilities less Other Assets - (3.2)%                                                                  (88,868)
---------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                              $    2,814,917
---------------------------------------------------------------------------------------------------------------

----------
(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)  The cost for federal income tax purposes was $2,903,785.

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
GOVERNMENT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.  Collateralized

FHLB    Federal Home Loan Bank

FHLMC   Freddie Mac

FNMA    Fannie Mae

FRN     Floating Rate Notes

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT SELECT PORTFOLIO
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 100.2% /(1)/
Federal Farm Credit Bank - 12.0%
Federal Farm Credit Bank Discount Notes,
3.70%, 1/31/06                                                                     $     15,000   $     14,766
3.73%, 2/7/06                                                                            16,132         15,866
Federal Farm Credit Bank FRN,
3.42%, 9/1/05                                                                            50,000         49,984
3.44%, 9/1/05                                                                           100,000         99,985
3.47%, 9/6/05                                                                            75,000         74,992
3.50%, 9/13/05                                                                           75,000         74,992
3.48%, 9/19/05                                                                           20,000         19,996
3.52%, 9/19/05                                                                           55,000         54,995
3.54%, 9/23/05                                                                           40,000         39,998
3.57%, 9/26/05                                                                           30,000         29,997
Federal Farm Credit Bank Note,
2.50%, 11/15/05                                                                           7,611          7,597
--------------------------------------------------------------------------------------------------------------
                                                                                                       483,168
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank - 88.2%
FHLB Discount Notes,
3.15%, 9/1/05                                                                            50,000         50,000
3.18%, 9/1/05                                                                            48,950         48,950
3.20%, 9/1/05                                                                           850,000        850,000
3.22%, 9/1/05                                                                           282,674        282,674
3.40%, 9/2/05                                                                            22,500         22,498
3.43%, 9/7/05                                                                           350,000        349,800
3.17%, 9/14/05                                                                           10,000          9,989
3.40%, 9/14/05                                                                          247,000        246,697
3.17%, 9/16/05                                                                           22,164         22,135
3.41%, 9/16/05                                                                           75,000         74,893
3.45%, 9/21/05                                                                           80,000         79,847
3.31%, 9/23/05                                                                           55,000         54,889
3.47%, 9/23/05                                                                          150,000        149,682
3.41%, 10/14/05                                                                          85,000         84,653
3.51%, 10/28/05                                                                          90,000         89,500
3.15%, 10/31/05                                                                          25,000         24,869
3.24%, 11/2/05                                                                           65,000         64,637
3.50%, 11/10/05                                                                         130,000        129,115
3.68%, 11/25/05                                                                          50,000         49,566
3.71%, 1/30/06                                                                           15,498         15,257
3.81%, 2/15/06                                                                           20,000         19,646
3.85%, 2/24/06                                                                           50,000         49,059
3.83%, 3/13/06                                                                           38,898         38,099

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT SELECT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 100.2% /(1)/ - CONTINUED
Federal Home Loan Bank - 88.2% - (continued)
FHLB FRN,
3.21%, 9/1/05                                                                      $     50,000    $     49,972
3.45%, 9/5/05                                                                            65,000          64,997
3.25%, 9/8/05                                                                           100,000          99,998
3.47%, 9/16/05                                                                          100,000          99,999
3.59%, 11/1/05                                                                           75,000          74,963
3.64%, 11/9/05                                                                           55,000          54,977
3.67%, 11/16/05                                                                          60,000          59,969
FHLB Notes,
1.50%, 10/14/05                                                                           8,400           8,382
2.25%, 10/21/05                                                                          10,000           9,981
1.86%, 10/27/05                                                                          20,000          19,955
2.25%, 10/27/05                                                                           6,735           6,724
2.13%, 11/15/05                                                                          28,050          27,970
2.50%, 11/15/05                                                                          13,850          13,815
6.50%, 11/15/05                                                                          10,000          10,063
2.00%, 2/13/06                                                                           20,000          19,839
2.38%, 2/15/06                                                                           15,000          14,919
5.13%, 3/6/06                                                                            40,000          40,257
2.50%, 3/13/06                                                                           35,965          35,696
2.50%, 3/30/06                                                                           11,000          10,916
2.38%, 4/5/06                                                                            25,235          25,005
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,554,852
---------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $4,038,020)                                                      4,038,020
---------------------------------------------------------------------------------------------------------------
Total Investments - 100.2% (Cost $4,038,020) /(2)/                                                    4,038,020
---------------------------------------------------------------------------------------------------------------
Liabilities less Other Assets - (0.2)%                                                                   (6,366)
---------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                $  4,031,654
---------------------------------------------------------------------------------------------------------------

----------
(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)  The cost for federal income tax purposes was $4,038,020.

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
GOVERNMENT SELECT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB  Federal Home Loan Bank

FRN   Floating Rate Notes

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.2%
Alabama - 0.9%
Town of Columbia PCR Refunding Bonds, Series 1995A,
Alabama Power Company Project (Alabama Power Gtd.),
2.34%, 9/1/05                                                                      $      5,600    $      5,600
---------------------------------------------------------------------------------------------------------------
Arizona - 1.5%
Apache County IDA Revenue Bonds, Series 1983,
Tuscon Electric Project (Credit Suisse LOC),
2.33%, 9/8/05                                                                             1,100           1,100
Arizona Health Facilities Authority Hospital VRDB, Series 2002,
Yavapai Regional Medical Center (FSA Corp. Insured),
2.46%, 9/8/05                                                                             7,060           7,060
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2,
The Terraces Project (Lloyds TSB Bank LOC),
2.49%, 9/8/05                                                                             1,300           1,300
Pima County IDA Multifamily Housing
VRDB, Series 2001, Eastside Place
Apartments Project (FNMA LOC),
2.50%, 9/8/05                                                                               490             490
---------------------------------------------------------------------------------------------------------------
                                                                                                          9,950
---------------------------------------------------------------------------------------------------------------
California - 0.2%
California State G.O., Series 2003B-4,
Floating Rate (Bank of New York LOC),
2.30%, 9/8/05                                                                             1,300           1,300
---------------------------------------------------------------------------------------------------------------
Colorado - 5.1%
Colorado Educational & Cultural Facilities Authority Revenue VRDB,
Series 2005 C, Jewish Building Program Project (U.S. Bank N.A. LOC),
2.34%, 9/1/05                                                                             2,000           2,000
Colorado Educational & Cultural Facilities Authority VRDB, Series 2005,
Kent Denver School Project (Bank of New York LOC),
2.54%, 9/8/05                                                                             5,950           5,950
Colorado HFA Revenue Bonds, Series 2004B-4,
Single Family Class 1,
1.99%, 11/1/05                                                                           10,000          10,000
Denver Urban Renewal Authority Tax Increment Revenue Bonds,
Merrill Lynch P-Floats PT-999 (Merrill Lynch & Co., Inc. Gtd.), /(1)/
2.58%, 9/8/05                                                                            12,500          12,500
Greenwood Village G.O. VRDB, Series 2003,
City of Fiddlers Business Improvement District (U.S. Bank N.A. LOC),
2.63%, 9/8/05                                                                             3,000           3,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         33,450
---------------------------------------------------------------------------------------------------------------
District of Columbia - 1.9%
District of Columbia VRDB, Series 2003,
Henry J. Kaiser Foundation Project (Kaiser Family Foundation Gtd.),
2.54%, 9/8/05                                                                             1,200           1,200
District of Columbia Water & Sewer VRDB,
Citicorp Eagle Trust 8121A
(FSA Corp. Insured), /(1)/
2.53%, 9/8/05                                                                             7,000           7,000
District of Columbia Water & Sewer VRDB,
Series 1998, Citibank Eagle Trust 985201
(FSA Corp. Insured), /(1)/
2.53%, 9/8/05                                                                             4,200           4,200
---------------------------------------------------------------------------------------------------------------
                                                                                                         12,400
---------------------------------------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED
Florida - 3.0%
Highlands County Health Facilities Authority VRDB, Series 1996A,
Adventist Health System Project (FGIC Insured),
2.49%, 9/8/05                                                                      $      2,000    $      2,000
Highlands County Health Facilities Authority VRDB,
Series 2003A, Adventist Health System Project - Sunbelt (SunTrust Bank LOC),
2.50%, 9/8/05                                                                             3,500           3,500
Lee County IDA Healthcare Facilities VRDB, Series 2002,
Shell Point Village Project (Bank of America, N.A. LOC),
2.35%, 9/8/05                                                                             2,480           2,480
Orange County HFA VRDB, Series 1997,
Post Fountains Project (FNMA Gtd.),
2.38%, 9/8/05                                                                             3,450           3,450
Orange County IDA VRDB, Series 2002,
Catholic Diocese Project (SunTrust Bank LOC),
2.36%, 9/8/05                                                                             3,000           3,000
Palm Beach County VRDB, Series 2003,
Morse Obligation Group Project (KeyBank N.A. LOC),
2.50%, 9/8/05                                                                             3,500           3,500
Putnam County Development Authority PCR Bonds, Series 1984,
Seminole Electric Cooperative Project,
2.65%, 12/15/05                                                                           2,000           2,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         19,930
---------------------------------------------------------------------------------------------------------------
Georgia - 2.9%
Clayton County Development Authority VRDB, Series 2000A,
Delta Airlines Project (General Electric Capital Corp. LOC),
2.38%, 9/8/05                                                                             5,300           5,300
Macon-Bibb County Hospital Authority VRDB, Series 2003,
Revenue Anticipation Certificates
Medical Center of Central Georgia (SunTrust Bank LOC),
2.36%, 9/8/05                                                                             2,700           2,700
Macon Lease Refunding Revenue Bonds, Series 2004,
Bibb County School District Project,
2.50%, 9/8/05                                                                             3,135           3,135
Macon Water Authority,
Water and Sewer Revenue Bonds, Series 2004,
2.50%, 9/8/05                                                                             1,050           1,050
Roswell Multifamily Housing Authority VRDB, Series 1994,
Wood Crossing (FHLMC Corp. LOC),
2.49%, 9/8/05                                                                             2,350           2,350
Savannah Housing Authority VRDB, Series 1996A,
Somerset Place Project (FNMA Gtd.),
2.36%, 9/8/05                                                                             2,900           2,900
Smyrna Multifamily Housing Authority VRDB, Series 1996,
Gardens Post Village Project (FNMA Gtd.),
2.36%, 9/8/05                                                                             1,400           1,400
State of Georgia G.O. Bonds, Series 1999D,
Citicorp Eagle Trust Series 97C1001, /(1)/
2.53%, 9/8/05                                                                               340             340
---------------------------------------------------------------------------------------------------------------
                                                                                                         19,175
---------------------------------------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED
Illinois - 13.1%
Arlington Heights Multifamily Housing Revenue VRDB, Series 1997,
Dunton Tower Apartments Project (Marshall & Ilsley Bank LOC),
2.56%, 9/8/05                                                                      $      4,230    $      4,230
Chicago Board of Education G.O. Unlimited VRDB,
Series A, Merrill P-Floats PA-617,
School Reform Board (FGIC Insured), /(1)/
2.54%, 9/8/05                                                                             4,995           4,995
Chicago Board of Education Variable Rate Certificates,
Series 2000A, School Reform Board
(FGIC Insured), /(1)/
2.59%, 9/8/05                                                                             4,205           4,205
Chicago G.O. Refunding VRDB, Series 1998,
Citicorp Eagle Trust 981302 (FSA Corp. Insured), /(1)/
2.53%, 9/8/05                                                                             1,000           1,000
Chicago G.O. Tender Notes, Series 2004 (State Street Bank & Trust LOC),
2.20%, 12/8/05                                                                            5,000           5,000
Chicago School Reform Board G.O. Bonds, Variable Rate Certificates,
Series 1996, Bank of America Securities
(MBIA Insured), /(1)/
2.59%, 9/8/05                                                                             1,800           1,800
Cook County Public Purpose Revenue Bonds, Series 1990,
Cleretian Association Neighborhood Office, Inc. Project (FHLB LOC),
3.90%, 9/8/05                                                                             3,160           3,160
Illinois Development Finance Authority Economic Development Revenue Bonds,
Series 2003, Resurrection Center Project (Harris Trust and Savings Bank LOC),
2.49%, 9/8/05                                                                             5,035           5,035
Illinois Development Finance Authority Revenue Bonds, Series 2001,
YMCA of Metropolitan Chicago Project (Harris Trust and Savings Bank LOC),
2.40%, 9/8/05                                                                               500             500
Illinois Development Finance Authority Revenue VRDB, Series 2001C,
Evanston Northwestern (Evanston Northwestern Healthcare Corp. Gtd.),
2.50%, 9/8/05                                                                             1,800           1,800
Illinois Educational Facilities Authority Revenue Bonds,
University of Chicago Project,
2.58%, 10/25/05                                                                           5,000           5,000
Illinois Health Facilities Authority Revenue Bonds, Series 1997,
Central Baptist Home for the Aged Project (Allied Irish Bank LOC),
2.50%, 9/8/05                                                                             9,700           9,700
Illinois Health Facilities Authority Revenue Bonds, Series 2003-B,
Advocate Health Care Network,
2.30%, 11/15/05                                                                          10,000          10,000
Illinois International Port District Revenue VRDB, Series 2003
(LaSalle Bank, N.A. LOC),
2.51%, 9/8/05                                                                             3,000           3,000
Illinois State Sales TRB,
Citigroup Series ROCS RR-II-R-4542, /(1)/
2.53%, 9/8/05                                                                             3,965           3,965
Kane County VRDB, Series 1993,
Glenwood School for Boys (Harris Trust and Savings Bank LOC),
2.40%, 9/8/05                                                                             3,800           3,800
Peoria IDR Bonds, Series 1997,
Peoria Production Shop Project (JPMorgan Chase Bank LOC),
2.60%, 9/8/05                                                                               690             690

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED
Illinois - 13.1% - (continued)
Regional Transportation Authority,
Wachovia MERLOTS Series 2001A93
(FGIC Insured), /(1)/
2.40%, 9/8/05                                                                      $      3,590    $      3,590
University of Illinois Revenue Bonds, Auxiliary Facility System,
Wachovia MERLOTS Series 2003A38 (AMBAC Insured), /(1)//(2)/
2.40%, 9/8/05                                                                             8,650           8,650
Will County VRDB, Series 2004,
Joliet Catholic Academy Project (Harris Trust and Savings Bank LOC),
2.61%, 9/8/05                                                                             6,250           6,250
---------------------------------------------------------------------------------------------------------------
                                                                                                         86,370
---------------------------------------------------------------------------------------------------------------
Indiana - 10.3%
Indiana Development Finance Authority Revenue VRDB, Series 2002,
Indianapolis Museum of Art (JPMorgan Chase Bank LOC),
2.40%, 9/8/05                                                                             1,700           1,700
Indiana Health Facilities Authority VRDB,
Senior Living Greencroft Project (LaSalle Bank N.A. LOC),
2.50%, 9/8/05                                                                             1,190           1,190
Indiana Health Facilities Finance Authority Revenue Bonds, Series 2001A-4,
Ascension Health Credit Group Project (Ascension Health Gtd.),
2.50%, 3/1/06                                                                            15,000          15,000
Indiana Health Facilities Finance Authority VRDB, Series 2002B,
Fayette Memorial Hospital Association (Fifth Third Bank LOC),
2.37%, 9/1/05                                                                             4,000           4,000
Indiana Health Facilities Financing Authority VRDB, Series 2004,
Margaret Mary Community Hospital Project (Fifth Third Bank LOC),
2.37%, 9/1/05                                                                               900             900
Indiana Health and Educational Facilities Authority Revenue Bonds, Series 2005A
Howard Regional Health Systems Project (Comerica Bank LOC),
2.37%, 9/1/05                                                                            10,000          10,000
Indiana Health and Educational Facilities Authority VRDB, Series 2005
Parkview Health Systems Project (AMBAC Insured),
2.49%, 9/8/05                                                                            10,000          10,000
Indiana Public Improvement Board Bank Revenue VRDB, Series 2002-7,
ABN AMRO Munitops Class A Certificates
(MBIA Insured), /(1)/
2.42%, 9/8/05                                                                             7,500           7,500
Indiana Transportation Authority Highway Revenue Bonds,
Citicorp Eagle Trust Series 981402, /(1)/
2.53%, 9/8/05                                                                             5,460           5,460
Perry Township Building Corp. Revenue Bonds, Series 2005,
ABN AMRO Munitops Certificates 2005-6 (FSA Corp. Insured), /(1)//(2)/
2.54%, 9/8/05                                                                             9,810           9,810
Shelby Eastern School Building Corp.,
First Mortgage Revenue Refunding Bonds,
Wachovia MERLOTS Series 2001A84 (FGIC Insured), /(1)/
2.40%, 9/8/05                                                                             2,625           2,625
---------------------------------------------------------------------------------------------------------------
                                                                                                         68,185
---------------------------------------------------------------------------------------------------------------
Iowa - 2.1%
Iowa Finance Authority VRDB,
Series 2000, YMCA & Rehab Center Project
(Bank of America N.A. LOC),
2.55%, 9/8/05                                                                             2,200           2,200

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED
Iowa - 2.1% - (continued)
Iowa Finance Authority VRDB, Series 2003A,
St. Luke's Health Foundation of Sioux City Project (General Electric Capital
Corp. LOC),
2.49%, 9/8/05                                                                      $      6,300    $      6,300
Iowa State Vision Special Fund, Wachovia
MERLOTS, Series 2001A110 (MBIA Insured), /(1)/
2.40%, 9/8/05                                                                             5,665           5,665
---------------------------------------------------------------------------------------------------------------
                                                                                                         14,165
---------------------------------------------------------------------------------------------------------------
Kentucky - 1.5%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A,
Trust Lease Program (U.S. Bank N.A. LOC),
2.51%, 9/8/05                                                                             6,550           6,550
Morehead League of Cities Lease Program VRDB, Series 2004A
(U.S. Bank N.A. LOC),
2.51%, 9/8/05                                                                             3,299           3,299
---------------------------------------------------------------------------------------------------------------
                                                                                                          9,849
---------------------------------------------------------------------------------------------------------------
Louisiana - 0.3%
Jefferson Parrish Hospital VRDB, Series 2004,
East Jefferson General Hospital (JPMorgan Chase Bank LOC),
2.53%, 9/8/05                                                                             2,100           2,100
---------------------------------------------------------------------------------------------------------------
Maryland - 2.2%
Maryland State Community Development Administration Revenue Bonds,
Merrill Lynch P-Floats PT-916 (General Electric Capital Corp. GIC), /(1)/
2.54%, 9/8/05                                                                            13,280          13,280
Maryland State Health and Higher Educational Facilities
VRDB, Series 2003D, Mercy Ridge (Manufacturers and Traders Trust Co. LOC),
2.52%, 9/8/05                                                                             1,335           1,335
---------------------------------------------------------------------------------------------------------------
                                                                                                         14,615
---------------------------------------------------------------------------------------------------------------
Michigan - 5.9%
Detroit School Building & Site Improvement G.O., Series 2002A
ABN AMRO Munitops Certificates, Series 2003-10 (FGIC Insured), /(1)/
2.41%, 9/8/05                                                                             4,495           4,495
Detroit Sewage Disposal System Revenue Bonds, Series 2000,
Wachovia MERLOTS (FGIC Insured), /(1)/
2.40%, 9/8/05                                                                               700             700
Detroit Water Supply System Revenue VRDB, Series 2004A,
Refunding Second Lien Bonds (MBIA Insured),
2.52%, 9/8/05                                                                            26,510          26,510
Macomb County Hospital Finance Authority VRDB, Series 2003A-1,
Mount Clemens General (Comerica Bank LOC),
2.44%, 9/1/05                                                                             4,950           4,950
State of Michigan G.O. Unlimited Notes, Series 2005A,
3.50%, 9/30/05                                                                            2,000           2,002
---------------------------------------------------------------------------------------------------------------
                                                                                                         38,657
---------------------------------------------------------------------------------------------------------------
Minnesota - 1.0%
Center City, Minnesota Health Care Facilities Revenue VRDB,
Series 2002, Hazelden Foundation Project
(Allied Irish Bank LOC),
2.52%, 9/8/05                                                                             2,600           2,600
Duluth Economic Development Authority Health Care Facilities VRDB, Series 1997,
Miller-Dwan Medical Center Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                             2,050           2,050

         MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED
Minnesota - 1.0% - (continued)
St. Anthony Multifamily VRDB, Series 2002,
Autumn Woods Project (FNMA Gtd.),
2.49%, 9/8/05                                                                      $      2,000    $      2,000
---------------------------------------------------------------------------------------------------------------
                                                                                                          6,650
---------------------------------------------------------------------------------------------------------------
Mississippi - 1.4%
Medical Center Educational Building Corp. VRDB,
Adult Hospital Project (AMBAC Insured),
2.49%, 9/1/05                                                                             3,400           3,400
Mississippi Business Finance Corp. Revenue VRDB,
Series 2000, St. Andrew's Episcopal School Project
(Allied Irish Bank Insured),
2.53%, 9/8/05                                                                             1,645           1,645
Mississippi Development Bank Special Obligation Revenue Bonds,
Series 2001A, Wachovia MERLOTS Series 2001A16
(AMBAC Insured), /(1)/
2.40%, 9/8/05                                                                             4,095           4,095
---------------------------------------------------------------------------------------------------------------
                                                                                                          9,140
---------------------------------------------------------------------------------------------------------------
Missouri - 3.9%
Chesterfield IDA Educational Facilities Revenue VRDB,
Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                               400             400
Kansas City IDA Multifamily VRDB, Series 2002,
Cloverset Apartments Project (FNMA LOC),
2.49%, 9/8/05                                                                             1,000           1,000
Kirkwood Tax Increment VRDB, Series 2004,
Kirkwood Commons Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                             3,700           3,700
Missouri Development Finance Board Lease Revenue VRDB, Series 2003,
Missouri Association Municipal Utilities (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                             2,565           2,565
Missouri State Health and Educational Facilities Authority VRDB, Series 1999B,
St. Louis University,
2.37%, 9/1/05                                                                             2,990           2,990
Missouri State Health and Educational Facilities Authority VRDB,
Series 2001, Missouri Valley College (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                             5,915           5,915
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series
2001B,
Bethesda Health Group Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                             6,675           6,675
St. Louis County IDA VRDB, Series 1996B,
Friendship Village West County Project
(LaSalle Bank N.A. LOC),
2.35%, 9/8/05                                                                             2,870           2,870
---------------------------------------------------------------------------------------------------------------
                                                                                                         26,115
---------------------------------------------------------------------------------------------------------------
Nebraska - 3.4%
Douglas County School District G.O., Series 2003,
Citigroup ROCS-RR-II-R-4058, (1)
2.53%, 9/8/05                                                                             4,960           4,960
Lincoln Electric System Revenue Bonds, Series 2001,
MERLOTS Series 2003-B01, (1)
2.40%, 9/8/05                                                                            11,250          11,250

         MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED
Nebraska - 3.4% - (continued)
Nebraska Educational Finance Authority Revenue Bonds, Series 2003,
Creighton University Project (AMBAC Insured),
2.32%, 9/1/05                                                                      $      6,600    $      6,600
---------------------------------------------------------------------------------------------------------------
                                                                                                         22,810
---------------------------------------------------------------------------------------------------------------
New Mexico - 0.8%
Bernalillo County Gross TRB, Series 2004B
(MBIA Insured), /(1)/
2.53%, 9/8/05                                                                             5,160           5,160
---------------------------------------------------------------------------------------------------------------
New York - 0.5%
City of New York G.O. Bonds, Series 2004,
Citigroup ROCS-RR-II-251A (Citigroup, Inc., Gtd.), /(1)/
2.56%, 9/8/05                                                                             3,100           3,100
---------------------------------------------------------------------------------------------------------------
North Carolina - 0.5%
Mecklenburg County COPS, Series 2002,
2.55%, 9/8/05                                                                             1,000           1,000
New Hanover County G.O. School Bonds, Series 1995,
2.55%, 9/8/05                                                                             2,250           2,250
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds,
MERLOTS Series 2001A39,
Providend Place Project (GNMA Gtd.), /(1)/
2.40%, 9/8/05                                                                               100             100
---------------------------------------------------------------------------------------------------------------
                                                                                                          3,350
---------------------------------------------------------------------------------------------------------------
North Dakota - 0.6%
Ward County Health Care Facilities Revenue Bonds,
Series 2002A, Trinity Obligation Group Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                             3,700           3,700
---------------------------------------------------------------------------------------------------------------
Ohio - 2.1%
Franklin County Hospital Revenue Bonds,
Series 2001 II-R-55, Smith Barney ROCS
(U.S. Treasuries Escrowed), /(1)/
2.52%, 9/8/05                                                                             5,445           5,445
Hamilton County HealthCare Facilities Revenue VRDB, Series 2003A,
Twin Towers & Twin Lakes Project (U.S. Bank N.A. LOC),
2.52%, 9/8/05                                                                             6,000           6,000
Middletown Development Revenue Bonds,
Series 2003, Bishop Fenwick High School Project
(JPMorgan Chase Bank LOC),
2.40%, 9/8/05                                                                             2,450           2,450
---------------------------------------------------------------------------------------------------------------
                                                                                                         13,895
---------------------------------------------------------------------------------------------------------------
Oklahoma - 0.8%
Oklahoma Water Resources Board State Loan Program Revenue Bonds,
Series 1994-A,
2.47%, 10/3/05                                                                            1,735           1,735
Tulsa Industrial Authority Revenue Bonds,
Series 2000B, University of Tulsa
(MBIA Insured),
2.55%, 9/8/05                                                                             3,845           3,845
---------------------------------------------------------------------------------------------------------------
                                                                                                          5,580
---------------------------------------------------------------------------------------------------------------
Oregon - 0.6%
Oregon State Facilities Authority Revenue VRDB, Series 2005A,
Quatama Crossing Project (FNMA LOC),
2.50%, 9/8/05                                                                             3,970           3,970
---------------------------------------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED
Pennsylvania - 3.7%
Allegheny County Hospital Development Authority Revenue Bonds, Series 1988 B-2,
Presbyterian University Hospital (JPMorgan Chase Bank LOC),
2.50%, 9/8/05                                                                      $      1,230    $      1,230
Cumberland County Municipal Authority Revenue Bonds, Series 2002C,
Wesley Affliliated Services (Lloyds TSB Bank LOC),
2.49%, 9/8/05                                                                             5,000           5,000
Philadelphia Hospital & Higher Educational Facilities Refunding VRDB,
Series 2002, Philadelphia Protestant Home (Bank of America N.A. LOC),
2.50%, 9/8/05                                                                             3,260           3,260
Philadelphia Hospital & Higher Educational Facilities VRDB,
Series 1999B, Jefferson Health System (Jefferson Health System Gtd.),
2.75%, 11/15/05                                                                           5,000           5,000
State of Pennsylvania Clipper Tax-Exempt COPS, Series 2005-5
(FSA Corp. Insured), /(1)//(2)/
2.54%, 9/8/05                                                                            10,000          10,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         24,490
---------------------------------------------------------------------------------------------------------------
South Carolina - 0.9%
Oconee County PCR VRDB,
Series 1993, Duke Energy Corp. (SunTrust Bank LOC),
2.49%, 9/8/05                                                                             6,000           6,000
---------------------------------------------------------------------------------------------------------------
Tennessee - 2.7%
Metropolitan Government Nashville & Davidson County Electric
Revenue Bonds, Citicorp Eagle Trust Series 984201, /(1)/
2.53%, 9/8/05                                                                             3,800           3,800
Metropolitan Government Nashville & Davidson County IDB VRDB,
Series 2002, University of Nashville Project (SunTrust Bank LOC),
2.36%, 9/8/05                                                                             2,500           2,500
Metropolitan Government Nashville & Davidson County Health and Educational Facility
Board Revenue Bonds, Series 2001B1, Ascension Health Credit,
2.85%, 8/1/06                                                                             5,000           5,000
Sevier County Public Building Authority Revenue Bonds,
Local Government Public Improvement Bonds (FSA Corp. Insured),
Series 1999 IV-A-2,
2.36%, 9/1/05                                                                             2,400           2,400
Series 2000 IV-C-3,
2.36%, 9/1/05                                                                             2,000           2,000
Williamson County IDB Revenue Bonds,
Series 2003, Currey Ingram Academy Project
(SunTrust Bank LOC),
2.45%, 9/8/05                                                                             2,430           2,430
---------------------------------------------------------------------------------------------------------------
                                                                                                         18,130
---------------------------------------------------------------------------------------------------------------
Texas - 13.9%
Austin Water and Wastewater System Revenue Bonds,
Series 2002A1, Wachovia MERLOTS (FSA Corp. Insured), /(1)/
2.40%, 9/8/05                                                                             2,970           2,970
City of Houston Water and Sewer Systems Revenue Bonds, Series 2003-14,
BNP Paribas STARS Certificates
(FSA Corp. Insured), /(1)/
2.53%, 9/8/05                                                                             1,595           1,595
Comal Independent School District VRDB, Series 1999-9,
ABN AMRO Munitops Certificates
(PSF of Texas Gtd.), /(1)/
2.40%, 9/8/05                                                                             6,500           6,500

         MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED
Texas - 13.9% - (continued)
Conroe Independent School District, G.O.,
ABN AMRO Munitops Certificates Series 2002-1 (PSF of Texas Gtd.), /(1)/
2.42%, 9/8/05                                                                      $      9,995    $      9,995
Dallas G.O. Refunding Bonds, Series 1998-93, Morgan Stanley
Floating Rate Certificates, /(1)/
2.52%, 9/8/05                                                                             4,190           4,190
Granbury Independent School District G.O.,
Soc Gen Series 1999 SG-129 (PSF of Texas Gtd.), /(1)/
2.53%, 9/8/05                                                                             4,815           4,815
Harris County Health Facilities Development Corp. Refunding VRDB, Series 2005B,
Methodist Hospital System,
2.34%, 9/1/05                                                                            13,200          13,200
Harris County Health Facilities Development Corp.
Revenue Bonds, Wachovia MERLOTS Series 2001A87
(U.S. Treasuries Escrowed), /(1)/
2.40%, 9/8/05                                                                             2,625           2,625
Keller Independent School District G.O., ABN AMRO
Munitops Series 2001-26 (PSF of Texas Gtd.), /(1)/
2.42%, 9/8/05                                                                             4,000           4,000
Princeton Independent School District G.O.,
Soc Gen Series 2003 SGB-41
(PSF of Texas Gtd.), /(1)/
2.53%, 9/8/05                                                                             4,750           4,750
San Antonio City Electric & Gas VRDB,
Wachovia MERLOTS Series 2001A68
(Colld. by U.S. Treasury Securities), /(1)/
2.40%, 9/8/05                                                                             3,625           3,625
State of Texas TRANS, Series 2005,
4.50%, 8/31/06                                                                           14,000          14,202
State of Texas Transportation Mobility,
CitiGroup Eagle 720050055, /(1)/
2.53%, 9/8/05                                                                             5,085           5,085
Tarrant County Health Facilities Authority Revenue VRDB, Series 1996A,
Adventist Health System Sunbelt (SunTrust Bank LOC),
2.49%, 9/8/05                                                                             5,980           5,980
Texas A&M University Revenue Bonds,
Series 2003A RR-II-R-4005 ROCS, /(1)/
2.53%, 9/8/05                                                                             4,780           4,780
Texas City Industrial Development Corp. VRDB,
Wachovia MERLOTS Series 2000A34, Arco
Pipeline Project (BP PLC Gtd.), /(1)/
2.40%, 9/8/05                                                                             3,905           3,905
---------------------------------------------------------------------------------------------------------------
                                                                                                         92,217
---------------------------------------------------------------------------------------------------------------
Utah - 1.4%
Utah Water Finance Agency Program Revenue VRDB, Series 2005A-14,
Tender Options (AMBAC Insured),
2.44%, 9/8/05                                                                             4,100           4,100
Utah Water Finance Agency Revenue VRDB,
Series 2002A2 (AMBAC Insured),
2.44%, 9/8/05                                                                             5,330           5,330
---------------------------------------------------------------------------------------------------------------
                                                                                                          9,430
---------------------------------------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED
Virginia - 1.0%
Chesapeake Bay Bridge & Tunnel Communication Revenue Bonds,
Wachovia MERLOTS Series 2003A39
(MBIA Insured), /(1)/
2.52%, 9/8/05                                                                      $      2,295    $      2,295
Virginia College Building Authority VRDB, Series 2004,
University of Richmond Project,
2.36%, 9/8/05                                                                             4,000           4,000
---------------------------------------------------------------------------------------------------------------
                                                                                                          6,295
---------------------------------------------------------------------------------------------------------------
Washington - 7.0%
Seattle Light and Power Revenue Bonds, Citigroup ROCS II-R
(FSA Corp. Insured), /(1)/
Series 48,
2.53%, 9/8/05                                                                             5,995           5,995
Series 50,
2.53%, 9/8/05                                                                             6,495           6,495
Tacoma Water System Revenue Bonds,
ABN AMRO Munitops Certificates, Series 2002-36 (MBIA Insured), /(1)/
2.42%, 9/8/05                                                                             8,680           8,680
Washington State G.O., Series 2004D,
ABN AMRO Munitops Certificates, Series 2004-13 (AMBAC Insured), /(1)/
2.42%, 9/8/05                                                                            10,655          10,655
Washington State Housing Finance Commission
Nonprofit Housing VRDB, Series 2003,
Gonzaga Preparatory School Project (Bank of America N.A. LOC),
2.55%, 9/8/05                                                                             2,400           2,400
Washington State Housing Finance Commission VRDB, Series 2000,
Living Care Center Project (Wells Fargo Bank LOC),
2.52%, 9/8/05                                                                            11,770          11,770
---------------------------------------------------------------------------------------------------------------
                                                                                                         45,995
---------------------------------------------------------------------------------------------------------------
Wisconsin - 3.1%
University of Wisconsin Hospitals & Clinics Authority Revenue
Bonds, Series 2000RR, Wachovia MERLOTS
(FSA Corp. Insured), /(1)/
2.40%, 9/8/05                                                                             3,000           3,000
Wisconsin State Health & Educational Facilities Authority
Revenue Bonds, Series 2002,
Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC),
2.37%, 9/1/05                                                                             3,250           3,250
Wisconsin State Health & Educational Facilities Authority
Revenue VRDB, Series 2002A,
Capital Access Pool Vernon Memorial Hospital
(U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                             1,835           1,835
Wisconsin State Health & Educational Facilities Authority Revenue VRDB,
Series 2003, Oakwood Village Project (Marshall & Ilsley Bank LOC),
2.50%, 9/8/05                                                                            11,930          11,930
Wisconsin State Health & Educational Hospital Revenue Bonds,
St. Joseph Community Hospital (Marshall & Ilsley Bank LOC),
2.52%, 9/8/05                                                                               590             590
---------------------------------------------------------------------------------------------------------------
                                                                                                         20,605
---------------------------------------------------------------------------------------------------------------
Total Municipal Investments (Cost $662,378)                                                             662,378
---------------------------------------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     NUMBER OF
                                                                                      SHARES           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 1.7%
AIM Tax-Exempt Cash Fund                                                                 11,190    $     11,190
Dreyfus Tax-Exempt Cash Management Fund                                                     417             417
---------------------------------------------------------------------------------------------------------------
Total Investment Companies (Cost $11,607)                                                                11,607
---------------------------------------------------------------------------------------------------------------
Total Investments - 101.9% (Cost $673,985) /(3)/                                                        673,985
---------------------------------------------------------------------------------------------------------------
Liabilities less Other Assets - (1.9)%                                                                  (12,761)
---------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                $    661,224
---------------------------------------------------------------------------------------------------------------

----------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Restricted security has been deemed illiquid. At August 31, 2005, the value of these restricted illiquid securities amounted to approximately $28,460,000 or 4.3% of net assets. Additional information on the holding is as follows:

                                                                                                    ACQUISITION
                                                                                    ACQUISITION        COST
SECURITY                                                                               DATE           (000S)
---------------------------------------------------------------------------------------------------------------
University of Illinois Revenue Bonds (IL),
2.40%, 9/8/05                                                                              8/04    $      8,650
Perry Township Building Corp. Revenue Bonds (IN),
2.54%, 9/8/05                                                                              6/05           9,810
State of Pennsylvania Clipper Tax-Exempt COPS (PA),
2.54%, 9/8/05                                                                              3/05          10,000

----------
(3)  The cost for federal income tax purposes was $673,985.

At August 31, 2005, the industry sectors for the Tax-Exempt Portfolio were:


                                                                                                        % OF
INDUSTRY SECTOR                                                                                     NET ASSETS
---------------------------------------------------------------------------------------------------------------

Air, Water and Solid Waste Management                                                                      5.1%
Educational Services                                                                                      13.6%
Executive, Legislative and General Government                                                             20.3%
General Medical, Surgical and Nursing and Personal Care                                                   20.7%
Health Services and Residential Care                                                                      10.7%
Housing Programs and Urban and Community Development                                                       8.6%
Water Services and Water Transportation                                                                    7.6%
All other sectors less than 5%                                                                            13.4%
---------------------------------------------------------------------------------------------------------------
Total                                                                                                    100.0%

        MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC     American Municipal Bond Assurance Corporation

Colld.    Collateralized

COPS      Certificates of Participation

FGIC      Financial Guaranty Insurance Corporation

FHLB      Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA      Fannie Mae

FSA       Financial Security Assurance

GIC       Guaranteed Investment Contract

GNMA      Government National Mortgage Association

G.O.      General Obligation

Gtd.      Guaranteed

HFA       Housing Finance Authority

IDA       Industrial Development Authority

IDB       Industrial Development Board

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

MERLOTS   Municipal Exempt Receipts Liquidity Optional Tender

PCR       Pollution Control Revenue

P-Floats  Puttable Floating Rate Security

PSF       Permanent School Fund

        MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
TAX-EXEMPT PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

ROCS      Reset Option Certificates

Soc Gen   Societe Generale

SGB       Societe Generale Bank

STARS     Short Term Adjustable Rate Securities

TRANS     Tax and Revenue Anticipation Notes

TRB       Tax Revenue Bonds

TSB       Trustee Savings Bank

VRDB      Variable Rate Demand Bonds

        MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO
AUGUST 31, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8%
Alabama - 4.1%
Alabama HFA Multifamily VRDB, Series 1996A,
Rime Village Hoover Project (FNMA Gtd.),
2.47%, 9/8/05                                                                     $     4,200  $      4,200
Homewood Educational Building Authority VRDB, Series 1999,
Educational Facilities Samford University (AMBAC Insured),
2.28%, 9/1/05                                                                           9,400         9,400
Jefferson County G.O. Warrants, Series 2001-B
(Jefferson County, Alabama LOC),
2.28%, 9/1/05                                                                           7,565         7,565
Jefferson County Limited Obligation School Warrants, Series 2005B
(AMBAC Insured),
2.50%, 9/8/05                                                                          13,000        13,000
Town of Columbia PCR Refunding Bonds, Series 1995A,
Alabama Power Company Project (Alabama Power Gtd.),
2.34%, 9/1/05                                                                          15,300        15,300
-----------------------------------------------------------------------------------------------------------
                                                                                                     49,465
-----------------------------------------------------------------------------------------------------------
Arizona - 0.2%
Phoenix IDA Multifamily Housing VRDB, Series 1999,
Southwest Village Apartments Project (FNMA Gtd.),
2.50%, 9/8/05                                                                             300           300
Sun Devil Energy Center LLC VRDB, Series 2004,
Arizona State University Project (FGIC Insured),
2.37%, 9/8/05                                                                           2,500         2,500
-----------------------------------------------------------------------------------------------------------
                                                                                                      2,800
-----------------------------------------------------------------------------------------------------------
California - 2.5%
California Department of Water & Power VRDB, Series 2002C-7
(FSA Corp. Insured),
2.42%, 9/8/05                                                                          30,900        30,900
-----------------------------------------------------------------------------------------------------------
Colorado - 2.8%
Colorado Educational & Cultural Facilities Authority VRDB, Series 2003A-2,
National Jewish Federation Bond Program (Bank of America N.A. LOC),
2.35%, 9/1/05                                                                           2,475         2,475
Colorado Educational & Cultural Facilities Authority VRDB, Series 2004A,
National Jewish Federation Project (Bank of America N.A. LOC),
2.34%, 9/1/05                                                                           2,400         2,400
Colorado Educational & Cultural Facilities Authority VRDB, Series 2004-A-5,
National Jewish Foundation Bond Project (Bank of America N.A. LOC),
2.34%, 9/1/05                                                                           1,200         1,200
Colorado HFA Revenue Bonds, Series 2004B-4,
Single Family Class 1,
1.99%, 11/1/05                                                                         10,000        10,000
Denver Refunding COPS Civic Center, Series 2003C,
Wellington E. Webb Municipal Office Building (AMBAC Insured),
2.35%, 9/8/05                                                                           1,500         1,500
Greenwood Village G.O. VRDB, Series 2003,
City of Fiddlers Business Improvement District (U.S. Bank N.A. LOC),
2.63%, 9/8/05                                                                           2,900         2,900
Larkridge G.O. VRDB, Series 2004,
Metropolitan District Number 1 (U.S. Bank N.A. LOC),
2.54%, 9/8/05                                                                          10,000        10,000
Pitkin County IDA Revenue Bonds, Series 1994A,
Aspen Skiing Co. Project (JPMorgan Chase Bank LOC),
2.34%, 9/1/05                                                                           3,000         3,000
-----------------------------------------------------------------------------------------------------------
                                                                                                     33,475
-----------------------------------------------------------------------------------------------------------
District of Columbia - 0.6%
District of Columbia VRDB, Series 2003,
American Psychological Association Project (Bank of America N.A. LOC),
2.55%, 9/8/05                                                                           2,650         2,650
District of Columbia VRDB, Series 2003,
Henry J. Kaiser Foundation Project (Kaiser Family Foundation Gtd.),
2.54%, 9/8/05                                                                           4,700         4,700
-----------------------------------------------------------------------------------------------------------
                                                                                                      7,350
-----------------------------------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
Florida - 7.0%
Broward County HFA Multifamily VRDB, Series 2004,
Pembroke Village Apartments (Wachovia Bank N.A. LOC),
2.52%, 9/8/05                                                                     $     7,000  $      7,000
City of Lakeland VRDB, Series 2001A, Energy System,
2.38%, 9/8/05                                                                           2,400         2,400
Florida State Board of Education G.O.,
Citibank Eagle 20030025, /(1)/
2.53%, 9/8/05                                                                           4,900         4,900
Florida State Board of Education G.O.,
Citibank Eagle 720050054 - Class A, /(1)/
2.53%, 9/8/05                                                                          10,000        10,000
Florida State Board of Education G.O.,
Citigroup ROCS-RR-II-R-7530, /(1)/
2.53%, 9/8/05                                                                           5,425         5,425
Florida State Board of Education Revenue Bonds, Series 2004,
Citigroup ROCS-RR-II-6037, /(1)/
2.53%, 9/8/05                                                                           6,315         6,315
Highlands County Health Facilities Authority VRDB, Series 1996A,
Adventist Health System (FGIC Insured),
2.49%, 9/8/05                                                                           2,200         2,200
Highlands County Health Facilities Authority VRDB, Series 1996A,
Adventist Health System Sunbelt (SunTrust Bank LOC),
2.49%, 9/8/05                                                                           5,095         5,095
Jackson County PCR Refunding Bonds, Series 1997,
Gulf Power Company Project (Gulf Power Company Gtd.),
2.39%, 9/1/05                                                                           2,000         2,000
Lee County IDA Healthcare Facilities VRDB, Series 2002,
Shell Point Village (Bank of America N.A. LOC),
2.35%, 9/8/05                                                                           9,145         9,145
Palm Beach County VRDB, Series 2003,
Morse Obligation Group Project (Key Bank N.A. LOC),
2.50%, 9/8/05                                                                           6,300         6,300
Putnam County Development Authority PCR Bonds, Series 1984,
Natural Rural Utilities Seminole Electric Cooperative Project,
2.65%, 12/15/05                                                                         3,000         3,000
Putnam County Development Authority PCR Bonds, Series 1984H-4,
National Rural Utilities Seminole Electric Project
(National Rural Utilities Cooperative Finance Co. Gtd.),
2.30%, 9/15/05                                                                         11,000        11,000
State of Florida Department of Transportation Bridge Construction
Revenue Bonds, Series 2002A,
ABN-AMRO Munitops 2002-20 (MBIA Insured), /(1)//(2)/
2.40%, 9/8/05                                                                           9,845         9,845
-----------------------------------------------------------------------------------------------------------
                                                                                                     84,625
-----------------------------------------------------------------------------------------------------------
Georgia - 4.3%
Burke County Development Authority PCR, First Series,
Georgia Power Company Vogtle,
2.83%, 5/5/06                                                                          10,000        10,000
Clayton County Development Authority VRDB, Series 2000A,
Delta Airlines Project (General Electric Capital Corp. LOC),
2.38%, 9/8/05                                                                          16,900        16,900
DeKalb County Development Authority VRDB, Series 1985,
Crow Wood Arbor Association (FHLMC Gtd.),
2.49%, 9/8/05                                                                           2,230         2,230
Floyd County Development Authority VRDB, Series 2000,
Darlington School Project (SunTrust Bank LOC),
2.59%, 9/8/05                                                                           3,100         3,100
Macon Water Authority,
Water and Sewer Revenue Bonds, Series 2004,
2.50%, 9/8/05                                                                           5,585         5,585

         MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
Georgia - 4.3% - (continued)
Rockdale County Hospital Authority Revenue Anticipation Certificates,
 Series 2002,
Rockdale Hospital (SunTrust Bank LOC),
2.49%, 9/8/05                                                                     $       890  $        890
Roswell Housing Authority Multifamily VRDB, Series 2002,
Chambrel at Roswell Project (FNMA Gtd.),
2.50%, 9/8/05                                                                             100           100
Smyrna Housing Authority Multifamily Housing Revenue VRDB, Series 1995,
Hills of Post Village (FNMA Gtd.),
2.36%, 9/8/05                                                                           7,000         7,000
Smyrna Multifamily Housing Revenue Bonds, Series 1997,
F&M Villages Project (FNMA Gtd.),
2.36%, 9/8/05                                                                           6,300         6,300
-----------------------------------------------------------------------------------------------------------
                                                                                                     52,105
-----------------------------------------------------------------------------------------------------------
Illinois - 9.8%
Chicago Board of Education
G.O. Unlimited School Reform Board, Series A PA 616 (FGIC Insured), /(1)/
2.54%, 9/8/05                                                                             500           500
Chicago G.O. Refunding VRDB, Series 1998,
Citicorp Eagle Trust 981302 (FSA Corp. Insured), /(1)/
2.53%, 9/8/05                                                                             500           500
Chicago G.O. Tender Notes, Series 2004
(State Street Bank & Trust LOC),
2.20%, 12/8/05                                                                          7,000         7,000
Chicago Metropolitan Pier & Exposition Authority Revenue Bonds, Series 1996,
Citicorp Eagle 2004-49-Class A (Colld. by U.S. Treasury Securities), /(1)/
2.53%, 9/8/05                                                                           3,400         3,400
Chicago Metropolitan Water District G.O., Series 2002A,
2.36%, 9/8/05                                                                          18,100        18,100
Chicago School Reform Board G.O. Bonds, Variable Rate Certificates
Series 1996, Bank of America Securities (MBIA Insured), /(1)/
2.59%, 9/8/05                                                                           4,900         4,900
City of Aurora VRDB, Series 2003,
Community Counseling Center of Fox Valley Project (Harris Trust and Savings Bank
LOC),
2.61%, 9/8/05                                                                           3,210         3,210
City of Chicago G.O. Equipment Notes
(Harris Trust and Savings Bank LOC),
2.35%, 1/1/06                                                                           3,000         3,000
City of Chicago G.O., Series 2005D,
Project Refunding (FSA Corp. Insured),
2.49%, 9/8/05                                                                          10,000        10,000
Illinois Development Authority RANS, Series 2005A,
Jewish RANS (Harris Trust and Savings Bank LOC),
2.55%, 9/8/05                                                                           7,745         7,745
Illinois Development Finance Authority Revenue Bonds, Series 1984,
Enterprise Office Campus Project (Colld. by U.S. Treasuries),
3.00%, 9/1/05                                                                           6,000         6,000
Illinois Development Finance Authority Revenue VRDB, Series 1994,
Aurora Central Catholic High School Project (Allied Irish Bank LOC),
2.65%, 9/8/05                                                                           1,000         1,000
Illinois Development Finance Authority Revenue VRDB, Series 2001,
Oak Park Residence Project (LaSalle Bank N.A. LOC),
2.51%, 9/8/05                                                                           1,650         1,650
Illinois Development Finance Authority Revenue VRDB, Series 2001C,
Evanston Northwestern (Evanston Northwestern Healthcare Corp. Gtd.),
2.50%, 9/8/05                                                                             250           250
Illinois Educational Facilities Authority Revenue Bonds, Series 2003B,
Augustana College Project (LaSalle Bank N.A. LOC),
2.54%, 9/8/05                                                                           3,590         3,590
Illinois Educational Facilities Authority Revenue Bonds,
University of Chicago Project,
2.58%, 10/25/05                                                                        15,000        15,000

         MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
Illinois - 9.8% - (continued)
Illinois Health Facilities Authority Revenue Bonds,
Advocate Health Care Network,
Series 2003-B,
2.30%, 11/15/05                                                                   $     5,000  $      5,000
Series 2003-C,
2.50%, 3/2/06                                                                          13,040        13,040
Illinois Health Facilities Authority Revenue Bonds, Series 2005,
Friendship Village of Schaumburg Project (LaSalle Bank N.A. LOC),
2.49%, 9/8/05                                                                           7,000         7,000
Regional Transportation Authority,
Bank of America Variable Certificates, Macon 2004A (MBIA Insured), /(1)/
2.53%, 9/8/05                                                                           3,330         3,330
Regional Transportation Authority, Series 2001A73,
Wachovia MERLOTS (MBIA Insured), /(1)/
2.40%, 9/8/05                                                                           4,925         4,925
-----------------------------------------------------------------------------------------------------------
                                                                                                    119,140
-----------------------------------------------------------------------------------------------------------
Indiana - 5.5%
Indiana Health Facilities Financing Authority Revenue Bonds,
Riverview Hospital Project (National City Bank of Indiana LOC),
2.51%, 9/8/05                                                                           5,050         5,050
Indiana Health Facilities Financing Authority Revenue Bonds, Series 2001-A-4,
Ascension Health Credit Group Project (Ascension Health Gtd.),
2.50%, 3/1/06                                                                           5,000         5,000
Indiana Health Facilities Financing Authority VRDB, Series 2001,
Franciscan Eldercare Village Project (LaSalle Bank N.A. LOC),
2.50%, 9/8/05                                                                             300           300
Indiana Health Facilities Financing Authority VRDB, Series 2004,
Margaret Mary Community Hospital Project (Fifth Third Bank LOC),
2.37%, 9/1/05                                                                           6,700         6,700
Indiana Public School Building Corp. Revenue Bonds, Series 2003-15,
ABN AMRO Munitops Certificates (FGIC Insured), /(1)/
2.42%, 9/8/05                                                                           5,700         5,700
Indiana State Development Finance Authority VRDB, Series 2003,
YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC),
2.51%, 9/8/05                                                                           4,200         4,200
Indiana State Educational Facilities Authority VRDB, Series 2003,
Franklin College (JPMorgan Chase Bank LOC),
2.37%, 9/1/05                                                                           8,300         8,300
Indiana Transportation Authority Highway Revenue Bonds,
Citicorp Eagle Trust 981402, /(1)/
2.53%, 9/8/05                                                                          19,290        19,290
Perry Township Building Corp. Revenue Bonds, Series 2005,
ABN AMRO Munitops Certificates 2005-6 (FSA Corp. Insured), /(1)//(2)/
2.54%, 9/8/05                                                                           9,000         9,000
Vincennes Economic Development Revenue VRDB,
Knox County Association (Wells Fargo Bank N.A. LOC),
2.51%, 9/8/05                                                                           2,700         2,700
-----------------------------------------------------------------------------------------------------------
                                                                                                     66,240
-----------------------------------------------------------------------------------------------------------
Iowa - 4.5%
Grinnell Hospital VRDB, Series 2001,
Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                           3,600         3,600
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002,
Iowa West Foundation Project (U.S. Bank N.A. LOC),
2.56%, 9/8/05                                                                           5,900         5,900
Iowa Finance Authority Health Care Facilities Revenue VRDB,
Care Initiatives Project (KBC Bank N.V. LOC),
2.37%, 9/1/05                                                                           2,365         2,365
Iowa Finance Authority Retirement Community VRDB, Series 2003B,
Deerfield Retirement Services Project (LaSalle Bank N.A. LOC),
2.50%, 9/8/05                                                                           2,450         2,450

         MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
Iowa - 4.5% - (continued)
Iowa Finance Authority Retirement Community VRDB, Series 2003B,
Wesley Retirement Services Project (Wells Fargo Bank N.A. LOC),
2.49%, 9/8/05                                                                     $     6,010  $      6,010
Iowa Finance Authority VRDB, Series 2003,
Museum of Art Foundation Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                           4,150         4,150
Iowa Finance Authority Private College VRDB, Series 2001,
Drake University Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                           8,850         8,850
Iowa Finance Authority Private College VRDB, Series 2001,
Morningside College Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                           4,910         4,910
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002,
Luther College Project (U.S. Bank N.A. LOC),
2.49%, 9/8/05                                                                           4,500         4,500
Iowa Higher Education Loan Authority Revenue VRDB, Series 2004,
Private College-Dubuque (Bank of America N.A. LOC),
2.37%, 9/1/05                                                                          11,915        11,915
-----------------------------------------------------------------------------------------------------------
                                                                                                     54,650
-----------------------------------------------------------------------------------------------------------
Kansas - 1.7%
Johnson County Unified School District No. 512 G.O., Series 2001-A92,
Wachovia MERLOTS, /(1)/
2.40%, 9/8/05                                                                           9,490         9,490
Kansas Development Finance Authority Revenue VRDB,
Adventist Health System - Sunbelt (SunTrust Bank LOC),
Series 2004C,
2.53%, 9/8/05                                                                           6,500         6,500
State of Kansas Department of Transportation Revenue Bonds, Series 2004C-1,
Highway Revenue Bonds,
2.34%, 9/8/05                                                                           5,000         5,000
-----------------------------------------------------------------------------------------------------------
                                                                                                     20,990
-----------------------------------------------------------------------------------------------------------
Kentucky - 1.1%
Kenton County Airport Board Revenue VRDB, Series 2000B,
Delta Air, Inc. Project (General Electric Capital Corp. LOC),
2.38%, 9/8/05                                                                           7,700         7,700
Mason County PCR Bonds, Series 1984B-1,
East Kentucky Power Project (National Rural Utilities Cooperative Finance Co.
 Gtd.),
2.65%, 9/8/05                                                                             605           605
Morehead League of Cities Lease Program VRDB, Series 2004A
(U.S. Bank N.A. LOC),
2.51%, 9/8/05                                                                           4,599         4,599
-----------------------------------------------------------------------------------------------------------
                                                                                                     12,904
-----------------------------------------------------------------------------------------------------------
Louisiana - 1.0%
Louisiana Local Government Environmental VRDB, Series 2004C,
University LaMonroe (Regions Bank LOC),
2.51%, 9/8/05                                                                          10,000        10,000
New Orleans G.O., Series 1998,
Wachovia MERLOTS Series 2002-A20 (FGIC Insured), /(1)/
2.40%, 9/8/05                                                                           2,100         2,100
-----------------------------------------------------------------------------------------------------------
                                                                                                     12,100
-----------------------------------------------------------------------------------------------------------
Maryland - 0.0%
Montgomery County Economic Development Revenue VRDB, Series 2004,
Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),
2.52%, 9/8/05                                                                             100           100
-----------------------------------------------------------------------------------------------------------
Michigan - 3.5%
Detroit School Building & Site Improvement G.O., Series 2002A,
ABN AMRO Munitops Certificates, Series 2003-10 (FGIC Insured), /(1)/
2.41%, 9/8/05                                                                           4,000         4,000
Detroit Sewage Disposal System Revenue Bonds, Series B,
Wachovia MERLOTS, Series 2001-A103 (FGIC Insured), /(1)/
2.40%, 9/8/05                                                                          11,055        11,055

         MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
Michigan - 3.5% - (continued)
Grand Rapids Economic Development Corp. Revenue Bonds, Series 1991A,
Amway Hotel Project (Standard Federal Bank N.A. LOC),
2.45%, 9/8/05                                                                     $     3,575  $      3,575
Kentwood Economic Development Corp. VRDB, Series 2002,
Holland Home Obligated Group Project (LaSalle Bank N.A. LOC),
2.49%, 9/8/05                                                                           2,000         2,000
Michigan State Hospital Finance Authority VRDB, Series 2003A,
Crittenton Hospital (Comerica Bank LOC),
2.34%, 9/1/05                                                                          12,000        12,000
Michigan State Hospital Finance Authority VRDB, Series 2004B,
Holland Community Hospital (JPMorgan Chase Bank LOC),
2.51%, 9/8/05                                                                           5,000         5,000
State of Michigan G.O. Unlimited Notes, Series 2005A,
3.50%, 9/30/05                                                                          5,000         5,006
-----------------------------------------------------------------------------------------------------------
                                                                                                     42,636
-----------------------------------------------------------------------------------------------------------
Minnesota - 4.0%
Duluth Economic Development Authority Health Care Facilities VRDB, Series 1997,
Miller-Dwan Medical Center Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                             800           800
Inver Grove Heights Senior Housing VRDB, Series 2005,
PHM/Inver Grove, Inc. Project (FNMA LOC),
2.49%, 9/8/05                                                                           5,000         5,000
Mankato Multifamily Revenue VRDB, Series 1997,
Highland Hills Project (LaSalle Bank N.A. LOC),
2.37%, 9/1/05                                                                           1,000         1,000
Minneapolis Health Care Systems Revenue VRDB, Series 2005B,
Fairview Health Services (AMBAC Insured),
2.35%, 9/8/05                                                                           7,700         7,700
Minnesota State G.O., Series 2003,
Citigroup ROCS-RR-II-R Series 4309, /(1)/
2.53%, 9/8/05                                                                           3,650         3,650
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 20045Z,
University St. Thomas (LaSalle Bank N.A. LOC),
2.52%, 9/8/05                                                                           9,800         9,800
Minneapolis Student Housing VRDB, Series 2003,
Riverton Community Housing Project (LaSalle Bank N.A. LOC),
2.54%, 9/8/05                                                                           7,200         7,200
Rochester Health Facilities Revenue Bonds, Series 2000 II-R-28,
Citigroup ROCS (Mayo Foundation Gtd.), /(1)/
2.53%, 9/8/05                                                                          10,470        10,470
St. Paul Housing & Redevelopment Authority VRDB, Series 2002,
Public Radio Project (Allied Irish Bank LOC),
2.37%, 9/1/05                                                                           1,300         1,300
St. Paul Port Authority District Revenue VRDB, Series 2001-1-M
(Dexia Credit Local LOC),
2.37%, 9/1/05                                                                           1,300         1,300
-----------------------------------------------------------------------------------------------------------
                                                                                                     48,220
-----------------------------------------------------------------------------------------------------------
Missouri - 2.7%
Chesterfield IDA Educational Facilities Revenue VRDB,
Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                             700           700
Missouri Health and Educational Facilities Authority VRDB, Series 1999,
Pooled Hospital Freeman Health System (KBC Bank N.V. LOC),
2.46%, 9/8/05                                                                           3,855         3,855
Missouri State Health and Educational Facilities Authority VRDB, Series 1999B,
St. Louis University,
2.37%, 9/1/05                                                                           5,000         5,000
Missouri State Health and Educational Facilities Authority VRDB, Series 2001A,
Bethesda Health Group Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                           2,335         2,335

         MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)


                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
Missouri - 2.7% - (continued)
Missouri State Health and Educational Facilities Authority VRDB, Series 2002,
De Smet Jesuit High School (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                     $     3,400  $      3,400
Missouri State Health and Educational Facilities Authority VRDB, Series 2002A,
Christian Brothers Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                           1,700         1,700
Missouri State Health and Educational Facilities Authority VRDB, Series 2003,
Southwest Baptist University (Bank of America N.A. LOC),
2.37%, 9/1/05                                                                           1,650         1,650
Missouri State Health and Educational Facilities Authority VRDB, Series 2004,
Bethesda Health Group Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                           3,295         3,295
Missouri State Health and Educational Facilities Authority VRDB, Series 2004A,
St. Joseph - St. Pius (Allied Irish Bank LOC),
2.54%, 9/8/05                                                                           2,680         2,680
Missouri State Highways and Transit Commission Revenue Bonds, Series 2005B1,
Multi Modal Third Lien (State Street Bank & Trust LOC),
2.50%, 9/8/05                                                                           7,500         7,500
St. Louis County IDA VRDB, Series 2004,
Friendship Village West County Project (LaSalle Bank N.A. LOC),
2.35%, 9/8/05                                                                             700           700
-----------------------------------------------------------------------------------------------------------
                                                                                                     32,815
-----------------------------------------------------------------------------------------------------------
Nebraska - 0.7%
Lincoln Electric System Revenue Bonds, Series 2001,
MERLOTS, Series 2003-B01, /(1)/
2.40%, 9/8/05                                                                           8,920         8,920
-----------------------------------------------------------------------------------------------------------
Nevada - 1.3%
Las Vegas Valley Water, Series 2003B,
MERLOTS Series 2003B10 (MBIA Insured), /(1)/
2.40%, 9/8/05                                                                           3,455         3,455
Nevada Municipal Bond Bank G.O., Series 1997-SGB 31
(FGIC Insured), /(1)/
2.53%, 9/8/05                                                                          12,365        12,365
-----------------------------------------------------------------------------------------------------------
                                                                                                     15,820
-----------------------------------------------------------------------------------------------------------
New York - 3.4%
City of New York G.O. Bonds, Series 2004,
Citigroup ROCS-RR-II-251A (Citigroup, Inc. Gtd.), /(1)/
2.56%, 9/8/05                                                                          26,900        26,900
New York City Transitional Finance Authority Revenue Bonds,
Recovery Series 3, Subseries 3 F,
2.32%, 9/1/05                                                                          13,750        13,750
-----------------------------------------------------------------------------------------------------------
                                                                                                     40,650
-----------------------------------------------------------------------------------------------------------
North Carolina - 0.7%
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds,
Series 2001A,
MERLOTS Series 2001A39, Providend Place Project (GNMA Gtd.), /(1)/
2.40%, 9/8/05                                                                           5,980         5,980
North Carolina State G.O.,
Eagle Series 7200-51001 Class A, /(1)/
2.53%, 9/8/05                                                                           2,370         2,370
-----------------------------------------------------------------------------------------------------------
                                                                                                      8,350
-----------------------------------------------------------------------------------------------------------
North Dakota - 0.1%
Ward County Health Care Facilities Revenue Bonds, Series 2002A,
Trinity Obligation Group Project (U.S. Bank N.A. LOC),
2.37%, 9/1/05                                                                           1,300         1,300
-----------------------------------------------------------------------------------------------------------
Ohio - 1.0%
Knox County Hospital Facility Revenue VRDB, Series 2004,
Community Hospital Project (National City Bank LOC),
2.53%, 9/8/05                                                                           5,000         5,000
Ohio State G.O.,
Citigroup ROCS-RR-II-R4037, /(1)/
2.53%, 9/8/05                                                                           6,970         6,970
-----------------------------------------------------------------------------------------------------------
                                                                                                     11,970
-----------------------------------------------------------------------------------------------------------

         MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)


                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
Oklahoma - 1.4%
Garfield County IDA PCR Bonds, Series A,
Oklahoma Gas and Electric Co. Project (Oklahoma Gas and Electric Co. Gtd.),
2.51%, 9/8/05                                                                     $    10,000  $     10,000
Oklahoma Water Resources Board
State Loan Program Revenue Bonds,
Series 1994-A,
2.47%, 10/3/05                                                                          1,735         1,735
Series 1995,
2.15%, 9/1/05                                                                           3,395         3,395
Series 1997,
2.15%, 9/1/05                                                                           1,815         1,815
-----------------------------------------------------------------------------------------------------------
                                                                                                     16,945
-----------------------------------------------------------------------------------------------------------
Oregon - 0.6%
Multnomah County Higher Education Revenue VRDB, Series 1999,
Concordia University Portland Project (KeyBank N.A. LOC),
2.37%, 9/1/05                                                                           2,115         2,115
Multnomah County Hospital Facilities Authority VRDB, Series 2003,
Holladay Park Plaza Project (Allied Irish Bank LOC),
2.35%, 9/1/05                                                                           5,700         5,700
-----------------------------------------------------------------------------------------------------------
                                                                                                      7,815
-----------------------------------------------------------------------------------------------------------
Pennsylvania - 2.0%
Intergovernmental Cooperative Authority Special Tax Revenue VRDB, Series 2003,
Philadelphia Funding Program (AMBAC Insured),
2.51%, 9/8/05                                                                           4,730         4,730
Philadelphia Hospital & Higher Education Facilities VRDB, Series 1999B,
Jefferson Health System (Jefferson Health System Gtd.),
2.75%, 11/15/05                                                                         5,000         5,000
Philadelphia Hospital & Higher Education Facilities Refunding VRDB, Series 2002,
Philadelphia Protestant Home (Bank of America N.A. LOC),
2.50%, 9/8/05                                                                           5,950         5,950
State of Pennsylvania, Third Series of 2004,
State Street Bank 2005-5 (FSA Corp. Insured), /(1)//(2)/
2.54%, 9/8/05                                                                           9,000         9,000
-----------------------------------------------------------------------------------------------------------
                                                                                                     24,680
-----------------------------------------------------------------------------------------------------------
South Carolina - 0.5%
Medical University Hospital Authority VRDB, Series 2005A-5,
Austin Variable Certificates (MBIA Insured), /(1)/
2.54%, 9/8/05                                                                           6,000         6,000
-----------------------------------------------------------------------------------------------------------
South Dakota - 0.4%
South Dakota Health & Educational Facilities Authority VRDB, Series 2003,
Rapid City Regional Hospital (MBIA Insured),
2.32%, 9/1/05                                                                           4,400         4,400
-----------------------------------------------------------------------------------------------------------
Tennessee - 7.6%
Blount County Public Building Authority
Local Government Public Improvement Bonds (AMBAC Insured),
Series 2004A-9-B,
2.51%, 9/1/05                                                                           1,500         1,500
Series 2004A-9-C,
2.51%, 9/1/05                                                                           1,275         1,275
City of Chattanooga 21st Century G.O.,
ABN AMRO Munitops 2002-25 (MBIA Insured), /(1)//(2)/
2.41%, 9/8/05                                                                           7,685         7,685
Clarksville Public Building Authority Revenue Bonds, Series 2004,
Pooled Financing Municipal Bond Fund (Bank of America N.A. LOC),
2.33%, 9/1/05                                                                           8,240         8,240
McMinn County IDB VRDB, Series 2002,
Tennessee Wesleyan College Project (Regions Bank LOC),
2.57%, 9/8/05                                                                           2,440         2,440
Metropolitan Government Nashville & Davidson County Health & Educational
 Facility
Board Revenue Bonds, Series 2001B-1,
Ascension Health Credit Project,
2.85%, 8/1/06                                                                           5,000         5,000

         MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
Tennessee - 7.6% - (continued)
Metropolitan Government Nashville & Davidson County IDB VRDB, Series 2002,
University School of Nashville Project (SunTrust Bank LOC),
2.36%, 9/8/05                                                                     $       800  $        800
Metropolitan Nashville & Davidson County Electric Revenue Bonds, Series 984201,
Citicorp Eagle Trust, /(1)/
2.53%, 9/8/05                                                                          19,370        19,370
Montgomery County Public Building Authority Revenue Bonds, Series 2004,
County Loan Pool (Bank of America N.A. LOC),
2.33%, 9/1/05                                                                           8,900         8,900
Sevier County Public Building Authority Revenue Bonds,
Local Government Public Improvement VRDB,
Series 2000 IV-B-4 (FSA Insured),
2.36%, 9/1/05                                                                           1,200         1,200
Series 2000 IV-B-11 (FSA Corp. Insured),
2.36%, 9/1/05                                                                           3,230         3,230
Series 2000 IV-B-12 (FSA Corp. Insured),
2.36%, 9/1/05                                                                             300           300
Series 2000 IV-E-1 (AMBAC Insured),
2.36%, 9/1/05                                                                           4,600         4,600
Series 2000 IV-E-6 (AMBAC Insured),
2.36%, 9/1/05                                                                           1,120         1,120
Series 2000 IV-F-1 (AMBAC Insured),
2.36%, 9/1/05                                                                           6,695         6,695
Series 2000 IV-F-2 (AMBAC Insured),
2.36%, 9/1/05                                                                           3,700         3,700
Series 2001 IV-H-3 (AMBAC Insured),
2.36%, 9/1/05                                                                           3,000         3,000
Series 2001 IV-I-2 (AMBAC Insured),
2.36%, 9/1/05                                                                           5,645         5,645
Series 2002 IV-I-4 (AMBAC Insured),
2.36%, 9/1/05                                                                           2,020         2,020
Series 2002 IV-J-3 (AMBAC Insured),
2.36%, 9/1/05                                                                           1,020         1,020
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
 Series 2003,
St. Benedict High School Project (Amsouth Bank LOC),
2.53%, 9/8/05                                                                           5,000         5,000
-----------------------------------------------------------------------------------------------------------
                                                                                                     92,740
-----------------------------------------------------------------------------------------------------------
Texas - 11.7%
Bastrop Independent School District G.O., Series 1997,
Soc Gen Municipal Securities Trust, Series SGB-37 (PSF of Texas Gtd.), /(1)/
2.53%, 9/8/05                                                                             400           400
Bexar County Health Facilities Development Corp. Revenue VRDB,
Air Force Village (Bank of America N.A. LOC),
2.49%, 9/8/05                                                                           5,000         5,000
Comal Independent School District VRDB, Series 1999-9,
ABN AMRO Munitops Certificates (PSF of Texas Gtd.), /(1)/
2.40%, 9/8/05                                                                           1,300         1,300
Cypress-Fairbanks G.O., Series 2004C-16,
Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
2.40%, 9/8/05                                                                           4,390         4,390
Dallas G.O. Refunding Bonds, Series 1998-93,
Morgan Stanley Floating Rate Certificates, /(1)/
2.52%, 9/8/05                                                                           1,105         1,105
Fort Bend School District G.O.,
Wachovia MERLOTS Series 2004A-03 (PSF of Texas Gtd.), /(1)/
2.40%, 9/8/05                                                                           7,040         7,040
Frisco Independent School District G.O., Series 2004C-24,
Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
1.70%, 9/8/05                                                                           4,430         4,430
Grand Prairie Housing Finance Corp. Multifamily Housing Revenue Bonds,
 Series 1985,
Lincoln Windcliff Project (General Electric Capital Corp. Gtd.),
2.42%, 9/8/05                                                                             500           500

         MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
Texas - 11.7% - (continued)
Harris County Health Facilities Development Corp. Refunding VRDB, Series 2005B,
Methodist Hospital System,
2.34%, 9/1/05                                                                     $    33,400  $     33,400
Harris County Health Facilities Development Corp. Revenue Bonds,
Wachovia MERLOTS Series 2001A87 (U.S. Treasuries Escrowed), /(1)/
2.40%, 9/8/05                                                                           6,310         6,310
Harris County Toll Road State G.O., Series 2003B,
Citigroup ROCS-RR-II-4541, /(1)/
2.53%, 9/8/05                                                                           7,850         7,850
Houston Independent School District G.O., Series 2004,
Schoolhouse (PSF of Texas Gtd.),
2.77%, 6/14/06                                                                         10,000        10,000
Houston Utility System Revenue Bonds, Series 2004C-17,
Wachovia MERLOTS (MBIA Insured), /(1)/
2.52%, 9/8/05                                                                           3,000         3,000
Keller Independent School District G.O.,
ABN AMRO Munitops Series 2001-26 (PSF of Texas Gtd.), /(1)/
2.42%, 9/8/05                                                                           2,500         2,500
Lower Neches Valley Authority IDR VRDB, Series 2001A,
Exxon Mobil Project (Exxon Mobil Corp. Gtd.),
2.20%, 9/1/05                                                                           4,375         4,375
Plano Health Facilities Development Corp. Revenue Bonds, Series 2000,
YMCA of Metro Dallas Project (Bank of America N.A. LOC),
2.50%, 9/8/05                                                                          10,875        10,875
San Marcos Independent School District G.O., Series 2004C-23,
Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
1.70%, 9/8/05                                                                           3,390         3,390
State of Texas G.O., Series 2005-58-A,
Soc Gen Municipal Securities Trust, /(1)/
2.53%, 9/8/05                                                                           5,900         5,900
State of Texas TRANS, Series 2005,
4.50%, 8/31/06                                                                         24,500        24,853
University of Texas Permanent University Fund Revenue Bonds, Series 2002B,
Citigroup ROCS RR II R 6519, /(1)/
2.53%, 9/8/05                                                                           5,165         5,165
-----------------------------------------------------------------------------------------------------------
                                                                                                    141,783
-----------------------------------------------------------------------------------------------------------
Utah - 1.5%
Utah Water Finance Agency VRDB, Series 2004A-10
(AMBAC Insured),
2.57%, 9/8/05                                                                           2,585         2,585
Utah Water Finance Agency VRDB, Series 2005A-11,
Tender Options (AMBAC Insured),
2.41%, 9/8/05                                                                          12,300        12,300
Utah Water Finance Agency VRDB, Series 2005A-14,
Tender Options (AMBAC Insured),
2.44%, 9/8/05                                                                           4,000         4,000
-----------------------------------------------------------------------------------------------------------
                                                                                                     18,885
-----------------------------------------------------------------------------------------------------------
Virginia - 2.2%
Alexandria IDA VRDB, Series 2005,
Goodwin House (Wachovia Bank N.A. LOC),
2.32%, 9/8/05                                                                           1,650         1,650
Fairfax County Water Authority Revenue Bonds, Series 2005-RR-II-R-349,
Citigroup ROCS, /(1)/
2.53%, 9/8/05                                                                           6,930         6,930
Norfolk Economic Development Authority Revenue Bonds - Sentara Health,
 Series 2004 II R-322-1,
Citigroup ROCS (Sentara Healthcare Gtd.), /(1)/
2.53%, 9/8/05                                                                          13,475        13,475
Virginia College Building Authority VRDB, Series 2004,
University of Richmond Project,
2.36%, 9/8/05                                                                           5,000         5,000
-----------------------------------------------------------------------------------------------------------
                                                                                                     27,055
-----------------------------------------------------------------------------------------------------------

        MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
Washington - 6.0%
Energy Northwest Electric Revenue VRDB, Series 2003D-3-1,
Project Number 3 (FSA Corp. Insured),
2.35%, 9/8/05                                                                     $    11,800  $     11,800
King County G.O. Refunding Bonds, Series 1998B,
ABN AMRO Munitops Certificates Series 2001-1 (MBIA Insured), /(1)/
2.42%, 9/8/05                                                                           7,500         7,500
Port of Seattle Intermediate Lien Revenue Bonds, Series 2005-28,
ABN AMRO Munitops Trust (MBIA Insured), /(1)//(2)/
2.53%, 9/8/05                                                                          10,000        10,000
State of Washington Variable Purpose G.O. Bonds, Series 2000B,
Eagle Trust Series 20004701, /(1)//(2)/
2.53%, 9/8/05                                                                           2,300         2,300
Washington State G.O. Refunding Bonds,
Eagle Trust Series 1993C, /(1)/
2.53%, 9/8/05                                                                           3,848         3,848
Washington State G.O., Series 1993B,
Smith Barney, Soc Gen Trust SGB-13, /(1)/
2.53%, 9/8/05                                                                          21,950        21,950
Washington State G.O., Series 2002R-03A,
Wachovia MERLOTS Series 2002A-57 (MBIA Insured), /(1)/
2.40%, 9/8/05                                                                           6,120         6,120
Washington State G.O., Series 2004D,
ABN AMRO Munitops Certificates Series 2004-13 (AMBAC Insured), /(1)/
2.42%, 9/8/05                                                                           2,900         2,900
Washington State Health Services VRDB, Series 2002A,
Providence Services (MBIA Insured),
2.34%, 9/1/05                                                                           2,000         2,000
Washington State Higher Education Facilities VRDB, Series 2003A,
Cornish College of Arts Project (Bank of America N.A. LOC),
2.43%, 9/8/05                                                                           1,900         1,900
Washington State VRDB, Series 2003,
Association of Community and Migrant Health Centers Project
(U.S. Bank N.A. LOC),
2.54%, 9/8/05                                                                           2,745         2,745
-----------------------------------------------------------------------------------------------------------
                                                                                                     73,063
-----------------------------------------------------------------------------------------------------------
West Virginia - 1.2%
Monongalia County Building Commission VRDB, Series 2005B,
Monongalia General Hospital (JPMorgan Chase Bank LOC),
2.52%, 9/8/05                                                                          14,505        14,505
-----------------------------------------------------------------------------------------------------------
Wisconsin - 2.5%
Milwaukee Redevelopment Authority VRDB, Series 2005,
University of Wisconsin-Kenilworth Project (Depfa Bank PLC LOC),
2.51%, 9/8/05                                                                             735           735
Pleasant Prairie Kenosha County G.O. VRDB, Series 2004
(XLCA Insured),
2.54%, 9/8/05                                                                           5,000         5,000
Wauwatosa Housing Authority Revenue Bonds, Series 1995,
San Camillo, Inc. Project (U.S. Bank N.A. LOC),
2.49%, 9/8/05                                                                           1,700         1,700
Wisconsin Health & Educational Facilities Revenue Bonds, Series 2004C,
Eastcastle Place (LaSalle Bank N.A. LOC),
2.50%, 9/8/05                                                                           5,000         5,000
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series
1994A, Sinai Samaritan Medical Center Project (Marshall & Ilsley Bank LOC),
2.52%, 9/8/05                                                                           2,302         2,302
Wisconsin State Health & Educational Facilities Authority Revenue Bonds,
Series 2003, Agnesian Healthcare Project (Marshall & Ilsley Bank LOC),
2.37%, 9/1/05                                                                             500           500
Wisconsin State Health & Educational Facilities Authority Revenue Bonds,
Series 2004, Wisconsin Institute of Torah Study, Inc. Project (Harris Bank
Trust and Savings LOC),
2.49%, 9/8/05                                                                           3,315          3,315


        MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
-----------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 100.8% - CONTINUED
Wisconsin - 2.5% - (continued)
Wisconsin State Health & Educational Facilities Authority Revenue VRDB,
Capital Access Pool Vernon Memorial Hospital (U.S. Bank N.A. LOC),
Series 2002A,
2.37%, 9/1/05                                                                     $       875  $        875
Series 2002B,
2.37%, 9/1/05                                                                           2,345         2,345
Wisconsin State Health & Educational Facilities Authority VRDB, Series 1997,
Alverno College Project (Allied Irish Bank LOC),
2.37%, 9/1/05                                                                           1,000         1,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB,
 Series 2002,
Pooled Loan Financing Program (U.S. Bank N.A. LOC),
2.38%, 9/8/05                                                                           5,000         5,000
Wisconsin State Health & Educational Facilities Authority VRDB, Series 2005,
Hospice Care Holdings, Inc. Project (Marshall & Ilsley Bank LOC),
2.56%, 9/8/05                                                                           2,750         2,750
-----------------------------------------------------------------------------------------------------------
                                                                                                     30,522
-----------------------------------------------------------------------------------------------------------
Multiple States Pooled Security - 0.7%
Clipper Multistate Tax-Exempt Trust
Certificates, Series 1998A, /(1)/
2.61% 9/8/05                                                                            9,190         9,190
-----------------------------------------------------------------------------------------------------------
Total Municipal Investments (Cost $1,225,108)                                                     1,225,108
-----------------------------------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                                                                    SHARES        VALUE
                                                                                    (000S)        (000S)
Investment Companies - 0.7%
AIM Tax-Exempt Cash Fund                                                                7,843         7,843
Dreyfus Tax-Exempt Cash Management Fund                                                   715           715
-----------------------------------------------------------------------------------------------------------
Total Investment Companies (Cost $8,558)                                                              8,558
-----------------------------------------------------------------------------------------------------------

Total Investments - 101.5% (Cost $1,233,666) /(3)/                                                1,233,666
-----------------------------------------------------------------------------------------------------------
Liabilities less Other Assets - (1.5)%                                                              (18,549)
-----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                            $  1,215,117
-----------------------------------------------------------------------------------------------------------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

        MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

(2) Restricted security has been deemed illiquid. At August 31, 2005, the value of these restricted illiquid securities amounted to approximately $47,830,000 or 3.9% of net assets. Additional information on each holding is as follows:

                                                                                                ACQUISITION
                                                                                  ACQUISITION      COST
SECURITY                                                                              DATE        (000S)
-----------------------------------------------------------------------------------------------------------
State of Florida Department of Transportation Bridge Construction Revenue
Bonds (FL),
2.40%, 9/8/05                                                                            5/05  $      9,845
Perry Township Building Corp. Revenue Bonds (IN),
2.54%, 9/8/05                                                                            6/05         9,000
State of Pennsylvania (PA),
2.54%, 9/8/05                                                                            3/05         9,000
City of Chattanooga 21st Century G.O. (TN),
2.41%, 9/8/05                                                                           11/04         7,685
Port of Seattle Intermediate Lien Revenue Bonds (WA),
2.53%, 9/8/05                                                                            8/05        10,000
State of Washington Variable Purpose G.O. Bonds (WA),
2.53%, 9/8/05                                                                            7/00         2,300

(3) The cost for federal income tax purposes was $1,233,666.

At August 31, 2005, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR                                                                    % OF NET ASSETS
---------------------------------------------------------------------------------------------------
Air, Water and Solid Waste Management and Water Services and Transportation                7.5%
Educational Services                                                                      14.8%
Executive, Legislative and General Government                                             25.5%
Gas, Electric Services and Combined Utilities                                              8.0%
General Medical, Surgical and Nursing and Personal Care                                   16.2%
Health Services and Residential Care                                                       6.5%
Housing Programs and Urban and Community Development                                       6.8%
All other sectors less than 5%                                                            14.7%
---------------------------------------------------------------------------------------------------
Total                                                                                    100.0%

        MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC     American Municipal Bond Assurance Corporation

Colld.     Collateralized

COPS     Certificate of Participation

FGIC     Financial Guaranty Insurance Corporation

FHLMC     Freddie Mac

FNMA     Fannie Mae

FSA     Financial Security Assurance

GNMA     Government National Mortgage Association

G.O.     General Obligation

Gtd.     Guaranteed

HFA     Housing Finance Authority

IDA     Industrial Development Authority

IDB     Industrial Development Board

IDR     Industrial Development Revenue

LOC     Letter of Credit

MBIA     Municipal Bond Insurance Association

MERLOTS    Municipal Exempt Receipts Liquidity Optional Tender

PCR     Pollution Control Revenue

PSF     Permanent School Fund

RANS    Revenue Anticipation Notes

ROCS    Reset Option Certificates

Soc Gen   Societe Generale

SGB    Societe Generale Bank

TRANS    Tax and Revenue Anticipation Notes

VRDB     Variable Rate Demand Bonds

XLCA   XL Capital Assurance

        MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
ASSET-BACKED NOTES - 1.6%
Auto Receivables - 0.3%
Household Automotive Trust, Series 2005-2, Class A1,
3.70%, 8/17/06                                                                     $      1,832    $      1,832
---------------------------------------------------------------------------------------------------------------
International Receivables - 1.2%
Permanent Financing PLC, FRN, Series 7, Class 1A,
3.53%, 9/12/05                                                                            5,000           5,000
Permanent Financing PLC, FRN, Series 8, Class 1A,
3.53%, 9/12/05                                                                            4,000           4,000
---------------------------------------------------------------------------------------------------------------
                                                                                                          9,000
---------------------------------------------------------------------------------------------------------------
Other Receivables - 0.1%
General Electric Commercial Equipment Financing LLC, Series 2005-1 Class 1A,
3.42%, 6/20/06                                                                              734             734
---------------------------------------------------------------------------------------------------------------
Total Asset-Backed Notes (Cost $11,566)                                                                  11,566
---------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 21.0%
Domestic Depository Institutions - 2.2%
Commonwealth Bank of Australia,
4.14%, 5/31/06                                                                            3,000           3,000
SunTrust Bank, Atlanta,
3.33%, 10/14/05                                                                           2,000           2,000
3.33%, 10/28/05                                                                           3,000           3,000
Washington Mutual Bank, FA, Stockton, California,
3.43%, 9/26/05                                                                            3,000           3,000
3.70%, 11/1/05                                                                            5,000           5,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         16,000
---------------------------------------------------------------------------------------------------------------
Foreign Depository Institutions - 18.8%
Banco Bilbao Vizcaya Argentaria, London Branch,
3.42%, 11/3/05                                                                            2,000           2,000
Barclays Bank, London Branch,
3.32%, 9/29/05                                                                            2,000           2,000
3.42%, 11/7/05                                                                            5,000           5,000
3.29%, 12/1/05                                                                            3,000           3,000
Barclays Bank, New York Branch,
3.51%, 9/19/05, FRN                                                                       3,000           3,000
3.29%, 10/17/05                                                                           5,000           5,000
BNP Paribas, London Branch,
3.36%, 10/11/05                                                                           5,000           5,000
3.10%, 11/14/05                                                                           2,000           2,000
3.15%, 11/17/05                                                                           2,000           2,000
3.54%, 12/14/05                                                                           3,000           3,000
3.60%, 12/23/05                                                                           5,000           5,000
3.57%, 12/29/05                                                                           2,000           2,000
CALYON, London Branch,
3.08%, 11/3/05                                                                            3,000           3,000
3.11%, 11/7/05                                                                            4,000           4,000
3.86%, 1/31/06                                                                            5,000           5,000
Canadian Imperial Bank of Commerce, New York Branch,
3.17%, 11/18/05                                                                           3,000           3,000
Credit Agricole, London Branch,
4.13%, 5/23/06                                                                            3,000           3,000
Credit Suisse First Boston, New York Branch,
3.72%, 11/7/05, FRN                                                                       3,000           3,000
3.83%, 11/21/05, FRN                                                                      4,000           4,000
4.13%, 5/23/06                                                                            2,000           2,000
Deutsche Bank, New York Branch,
4.11%, 5/8/06                                                                             2,000           2,000

     PRIME OBLIGATIONS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 21.0% - CONTINUED
Foreign Depository Institutions - 18.8% - (continued)
Fortis Bank, New York Branch,
3.83%, 1/25/06                                                                     $     10,000    $     10,000
HBOS Treasury Services, London Branch,
4.13%, 5/25/06                                                                            2,000           2,000
HBOS Treasury Services, New York Branch,
3.27%, 11/30/05                                                                           2,700           2,700
3.37%, 12/12/05                                                                           2,000           2,000
3.63%, 1/3/06                                                                             2,000           2,000
Lloyds TSB Bank, New York Branch,
3.55%, 10/25/05, FRN                                                                      1,000           1,000
3.56%, 12/15/05                                                                           2,000           2,000
National Australia Bank, London Branch,
3.14%, 11/18/05                                                                           3,000           3,000
Nordea Bank Finland, New York Branch, FRN,
3.31%, 9/12/05                                                                            2,000           2,000
3.55%, 9/12/05 /(1)/                                                                      2,000           2,000
Royal Bank of Canada, New York Branch, FRN,
3.50%, 9/19/05                                                                            3,000           3,000
Royal Bank of Scotland, New York Branch, FRN,
3.26%, 9/6/05                                                                             3,000           3,000
Societe Generale, London Branch,
3.80%, 1/20/06                                                                            5,000           5,000
4.10%, 5/9/06                                                                             3,000           3,000
UBS AG, Stamford Branch,
3.27%, 9/8/05, FRN                                                                        8,000           8,000
3.53%, 9/20/05                                                                            5,000           5,000
3.34%, 9/22/05, FRN                                                                       3,000           3,000
Unicredito Italiano, London Branch,
3.36%, 10/28/05                                                                           5,000           5,000
3.44%, 11/14/05                                                                           5,000           5,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        136,700
---------------------------------------------------------------------------------------------------------------
Total Certificates of Deposits (Cost $152,700)                                                          152,700
---------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 17.9%
Auto Receivables - 4.2%
FCAR1 Owner Trust,
3.16%, 9/6/05                                                                             7,000           6,997
3.73%, 1/18/06                                                                            8,000           7,885
3.87%, 2/3/06                                                                             3,000           2,950
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002, /(1)/
3.50%, 9/16/05                                                                            3,000           2,996
3.64%, 9/26/05                                                                           10,000           9,975
---------------------------------------------------------------------------------------------------------------
                                                                                                         30,803
---------------------------------------------------------------------------------------------------------------
Bank Holding Companies - 0.7%
Bank of America Corp., Series 3A3,
3.03%, 11/1/05                                                                            5,000           4,974
---------------------------------------------------------------------------------------------------------------
Credit Card Master Trust - 0.4%
Citibank Credit Card Master Trust, Dakota Certificates,
3.72%, 10/28/05                                                                           3,000           2,982
---------------------------------------------------------------------------------------------------------------
Foreign Depository Institutions - 0.9%
Danske Corp., Inc.,
3.25%, 9/19/05                                                                            4,000           3,994

     PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 17.9% - CONTINUED
Foreign Depository Institutions - 0.9% - (continued)
HSBC USA, Inc.,
3.55%, 12/27/05                                                                    $      1,000    $        988
Nordea North America, Inc.,
3.04%, 11/4/05                                                                            2,000           1,989
---------------------------------------------------------------------------------------------------------------
                                                                                                          6,971
---------------------------------------------------------------------------------------------------------------
Multi-Seller Conduits - 5.2%
Amstel Funding Corp.,
3.82%, 1/27/06                                                                            1,000             984
Crown Point Capital Co., /(1)/
3.78%, 1/18/06                                                                            1,000             985
3.88%, 2/7/06                                                                             5,000           4,914
Legacy Capital LLC,
3.32%, 10/19/05                                                                           5,000           4,978
Lexington Parker Capital,
3.56%, 9/7/05, FRCP                                                                       2,000           2,000
3.56%, 9/9/05, FRCP                                                                       5,000           5,000
3.52%, 9/12/05, FRCP                                                                      2,000           2,000
3.54%, 9/21/05, FRCP                                                                      9,000           8,999
3.31%, 10/18/05 /(1)/                                                                     3,000           2,987
Victory Receivables Corp.,
3.61%, 9/28/05                                                                            5,000           4,986
---------------------------------------------------------------------------------------------------------------
                                                                                                         37,833
---------------------------------------------------------------------------------------------------------------
Non-Depository Personal Credit - 1.0%
General Electric Capital Corp.,
3.03%, 10/27/05                                                                           5,000           4,977
3.30%, 10/31/05                                                                           2,000           1,989
---------------------------------------------------------------------------------------------------------------
                                                                                                          6,966
---------------------------------------------------------------------------------------------------------------
Single Seller Conduits - 1.1%
Picaros Funding LLC,
3.63%, 12/13/05                                                                           8,000           7,917
---------------------------------------------------------------------------------------------------------------
Structured Investment Vehicles - 4.4%
Grampian Funding Ltd.,
3.23%, 9/19/05                                                                            4,000           3,994
3.28%, 10/5/05                                                                            3,000           2,991
3.64%, 12/16/05                                                                           2,000           1,978
3.54%, 12/20/05                                                                           2,000           1,978
Mane Funding Corp.,
3.41%, 9/26/05                                                                            1,000             998
Scaldis Capital LLC,
3.58%, 9/26/05                                                                            5,000           4,988
White Pine Finance LLC,
3.52%, 9/15/05, FRCP                                                                      5,000           5,000
3.54%, 12/12/05                                                                          10,000           9,900
---------------------------------------------------------------------------------------------------------------
                                                                                                         31,827
---------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $130,273)                                                                  130,273
---------------------------------------------------------------------------------------------------------------

CORPORATE NOTES/BONDS - 14.8%
Domestic Depository Institutions - 1.9%
American Express Bank, FSB, FRN,
3.53%, 9/16/05                                                                            5,000           5,000
Bank One Corp., FRN,
3.83%, 11/7/05                                                                            5,000           5,004

     PRIME OBLIGATIONS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 14.8% - CONTINUED
Domestic Depository Institutions - 1.9% - (continued)
SunTrust Bank, FRN,
3.53%, 10/3/05                                                                     $      2,000    $      2,000
U.S. Bank N.A., FRN,
3.35%, 9/6/05                                                                             2,000           2,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         14,004
---------------------------------------------------------------------------------------------------------------
Foreign Depository Institutions - 2.3%
Australia and New Zealand Banking Group, FRN, /(1)/
3.60%, 9/23/05                                                                            1,000           1,000
Nationwide Building Society, FRN, /(1)/
3.51%, 9/28/05                                                                            2,000           2,000
Royal Bank of Canada, FRN,
3.58%, 9/12/05                                                                            8,000           8,000
Royal Bank of Scotland Group, FRN, /(1)/
3.58%, 10/21/05                                                                           5,000           5,000
Westpac Banking Corp., FRN,
3.40%, 9/12/05                                                                            1,000           1,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         17,000
---------------------------------------------------------------------------------------------------------------
Insurance Carriers - 2.3%
ASIF Global Financing XV, FRN, /(1)/
3.53%, 9/2/05                                                                             7,000           7,000
MET Life GIC Backed, FRN, /(1)/
3.61%, 9/15/05                                                                           10,000          10,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         17,000
---------------------------------------------------------------------------------------------------------------
Non-Depository Personal Credit - 1.0%
General Electric Capital Corp., FRN,
3.66%, 9/9/05                                                                             2,000           2,001
HSBC Finance Corp., FRN,
3.63%, 9/26/05                                                                            5,000           5,000
---------------------------------------------------------------------------------------------------------------
                                                                                                          7,001
---------------------------------------------------------------------------------------------------------------
Security and Commodity Brokers - 3.0%
Goldman Sachs Group,
3.37%, 9/26/05                                                                            7,000           7,000
Merrill Lynch & Co., FRN, MTN,
3.57%, 9/6/05                                                                             5,000           5,000
3.77%, 9/12/05                                                                            2,000           2,001
Morgan Stanley, FRN,
3.60%, 9/15/05                                                                            3,000           3,000
3.71%, 9/27/05                                                                            5,000           5,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         22,001
---------------------------------------------------------------------------------------------------------------
Structured Investment Vehicles - 4.3%
Beta Finance, Inc., FRN, MTN, /(1)/
3.59%, 10/20/05                                                                           1,000           1,000
CC U.S.A., Inc., FRN, MTN, /(1)/
3.55%, 9/14/05                                                                            2,000           2,000
3.55%, 9/15/05                                                                            5,000           5,000
3.57%, 10/13/05                                                                           2,000           2,000
Dorada Finance, Inc., FRN, /(1)/
3.69%, 9/1/05                                                                             1,000           1,000
3.55%, 9/15/05                                                                            3,000           3,000
3.56%, 9/15/05                                                                            2,000           2,000
3.55%, 10/6/05                                                                            3,000           3,000
Five Finance, FRN, /(1)/
3.46%, 9/1/05                                                                             5,000           4,999

     PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 14.8% - CONTINUED
Structured Investment Vehicles - 4.3% - (continued)
Sigma Finance, Inc., FRN, MTN, (1)
3.57%, 9/20/05                                                                     $      5,000    $      5,000
3.60%, 9/26/05                                                                            2,000           2,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         30,999
---------------------------------------------------------------------------------------------------------------
Total Corporate Notes/Bonds (Cost $108,005)                                                             108,005
---------------------------------------------------------------------------------------------------------------

EURODOLLAR TIME DEPOSITS - 3.7%
Domestic Depository Institutions - 2.1%
Branch Bank and Trust Co., Grand Cayman,
3.43%, 9/12/05                                                                            5,000           5,000
Wells Fargo Bank, Grand Cayman,
3.58%, 9/1/05                                                                            10,000          10,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         15,000
---------------------------------------------------------------------------------------------------------------
Foreign Depository Institutions - 1.6%
Dexia Bank,
3.56%, 9/2/05                                                                             7,000           7,000
HSBC Bank PLC, London,
3.11%, 9/1/05                                                                             5,000           5,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         12,000
---------------------------------------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $27,000)                                                            27,000
---------------------------------------------------------------------------------------------------------------

MUNICIPAL INVESTMENTS - 1.1%
Administration of Environmental and Housing Programs - 0.7%
State of Texas G.O. Taxable,
Veterans' Land Refunding Bonds, Series 2000A,
3.57%, 9/8/05                                                                             5,000           5,000
---------------------------------------------------------------------------------------------------------------
Engineering, Accounting and Management - 0.4%
California PCR Environmental Improvement Taxable CP, Series 1997,
Browning Ferris Project,
3.61%, 9/2/05                                                                             3,000           3,000
---------------------------------------------------------------------------------------------------------------
Total Municipal Investments (Cost $8,000)                                                                 8,000
---------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES - 1.5% /(2)/
Fannie Mae - 1.5%
FNMA FRN,
3.25%, 9/9/05                                                                             5,000           4,999
3.62%, 11/7/05                                                                            6,000           5,998
---------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $10,997)                                                            10,997
---------------------------------------------------------------------------------------------------------------

     PRIME OBLIGATIONS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 39.5%
(Colld. at a minimum of 102% by U.S. Government/Agency Securities)
Bear Stearns, Inc., dated 8/31/05,
repurchase price $135,014
3.65%, 9/1/05                                                                      $    135,000    $    135,000
Credit Suisse First Boston Corp., dated 8/31/05,
repurchase price $55,006
3.61%, 9/1/05                                                                            55,000          55,000
Lehman Brothers, Inc., dated 8/31/05,
repurchase price $62,453
3.59%, 9/1/05                                                                            62,447          62,447
UBS Securities LLC, dated 8/31/05,
repurchase price $35,004
3.60%, 9/1/05                                                                            35,000          35,000
---------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $287,447)                                                             287,447
---------------------------------------------------------------------------------------------------------------
Total Investments - 101.1% (Cost $735,988) /(3)/                                                        735,988
---------------------------------------------------------------------------------------------------------------
Liabilities less Other Assets - (1.1)%                                                                   (8,185)
---------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                $    727,803
---------------------------------------------------------------------------------------------------------------

----------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)  The cost for federal income tax purposes was $735,988.

     PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
PRIME OBLIGATIONS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.   Collateralized

CP       Commercial Paper

FNMA     Fannie Mae

FRCP     Floating Rate Commercial Paper

FRN      Floating Rate Notes

FSB      Federal Savings Bank

GIC      Guaranteed Investment Contract

G.O.     General Obligation

MTN      Medium Term Notes

PCR      Pollution Control Revenue

TSB      Trustee Savings Bank

     PRIME OBLIGATIONS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO
August 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
ASSET-BACKED NOTES - 1.7%
Auto Receivables - 0.1%
Household Automotive Trust,
Series 2005-2, Class A1,
3.70%, 8/17/06                                                                     $      3,665    $      3,665
---------------------------------------------------------------------------------------------------------------
International Receivables - 1.5%
Permanent Financing PLC, Series 6, Class 1A,
3.54%, 9/18/05                                                                           10,000          10,000
Permanent Financing PLC, Series 7, Class 1A,
3.53%, 9/12/05                                                                           13,000          13,000
Permanent Financing PLC, Series 8, Class 1A,
3.53%, 9/12/05                                                                           10,000          10,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         33,000
---------------------------------------------------------------------------------------------------------------
Other Receivables - 0.1%
General Electric Commercial Equipment Financing LLC,
Series 2005-1, Class 1A,
3.42%, 6/20/06                                                                            2,201           2,201
---------------------------------------------------------------------------------------------------------------
Total Asset Backed Notes (Cost $38,866)                                                                  38,866
---------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 12.2%
Domestic Depository Institutions - 1.9%
Commonwealth Bank of Australia,
4.14%, 5/31/06                                                                            5,000           5,000
Marshall & Ilsley Bank, FRN,
3.45%, 9/29/05                                                                           10,000           9,998
3.75%, 11/21/05                                                                          10,000           9,999
SunTrust Bank, Atlanta,
3.33%, 10/14/05                                                                           8,000           8,000
Washington Mutual Bank, FA, Stockton, California,
3.43%, 9/26/05                                                                            5,000           5,000
3.70%, 11/1/05                                                                            5,000           5,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         42,997
---------------------------------------------------------------------------------------------------------------
Foreign Depository Institutions - 10.3%
ABN-AMRO, London Branch,
3.56%, 12/19/05                                                                           5,000           5,000
Alliance & Leicester, London Branch,
3.60%, 12/23/05                                                                           3,000           3,000
Banco Bilbao Vizcaya Argentaria, London Branch,
3.21%, 9/14/05                                                                            2,000           2,000
3.42%, 11/3/05                                                                            6,000           6,000
Barclays Bank, London Branch,
3.32%, 9/29/05                                                                            5,000           5,000
3.42%, 11/7/05                                                                           10,000          10,000
3.29%, 12/1/05                                                                            5,000           5,000
3.57%, 12/19/05                                                                           3,000           3,000
Barclays Bank, New York Branch,
3.29%, 10/17/05                                                                           9,000           8,999
BNP Paribas, London Branch,
3.16%, 11/18/05                                                                           7,000           7,000
3.54%, 12/14/05                                                                          14,000          14,000
CALYON, London Branch,
3.11%, 11/7/05                                                                            3,000           3,000
3.86%, 1/31/06                                                                           10,000          10,000
Credit Suisse First Boston, New York Branch, FRN,
3.72%, 11/7/05                                                                            9,000           9,000
Deutsche Bank, London Branch,
3.59%, 12/27/05                                                                           4,000           4,000

         LIQUID ASSETS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 12.2% - CONTINUED
Foreign Depository Institutions - 10.3% - (continued)
Deutsche Bank, New York Branch,
4.13%, 5/30/06                                                                     $      3,000    $      3,000
Fortis Bank, New York Branch,
3.83%, 1/25/06                                                                            7,000           7,000
HBOS Treasury Services, London Branch,
4.13%, 5/25/06                                                                           10,000          10,000
HBOS Treasury Services, New York Branch,
3.63%, 1/3/06                                                                             6,000           6,000
Lloyds TSB Bank, New York Branch,
3.24%, 9/1/05, FRN                                                                       10,000           9,998
3.56%, 12/15/05                                                                           6,000           6,000
Nordea Bank Finland, New York Branch, FRN,
3.31%, 9/12/05                                                                            5,000           4,999
3.55%, 9/12/05 (1)                                                                        7,000           7,000
Societe Generale, London Branch,
3.42%, 11/7/05                                                                           10,000          10,000
3.86%, 1/31/06                                                                           10,000          10,000
Svenska Handelsbanken, Inc., New York Branch,
3.17%, 11/18/05                                                                           7,000           7,000
Toronto Dominion Bank, New York Branch,
3.10%, 11/7/05                                                                            2,000           2,000
3.35%, 12/9/05                                                                            2,000           2,000
3.37%, 12/12/05                                                                           3,000           3,000
UBS AG, Stamford Branch,
3.53%, 9/20/05                                                                           20,000          20,000
3.16%, 11/18/05                                                                           5,000           5,000
Unicredito Italiano, London Branch,
3.22%, 9/19/05                                                                            3,000           3,000
3.36%, 10/28/05                                                                           5,000           5,000
3.80%, 1/20/06                                                                           15,000          15,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        230,996
---------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $273,993)                                                           273,993
---------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 30.8%
Auto Receivables - 2.0%
FCAR1 Owner Trust,
3.16%, 9/7/05                                                                             6,000           5,997
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002-1, (1)
3.51%, 9/2/05                                                                            10,000           9,999
3.47%, 9/7/05                                                                            10,000           9,994
3.50%, 9/16/05                                                                           10,000           9,985
3.62%, 9/26/05                                                                           10,000           9,975
---------------------------------------------------------------------------------------------------------------
                                                                                                         45,950
---------------------------------------------------------------------------------------------------------------
Credit Card Master Trusts - 2.7%
Capital One Multi Execution Trust, Nova Notes, /(1)/
3.45%, 9/14/05                                                                           15,000          14,981
3.47%, 9/20/05                                                                            5,000           4,991
Citibank Credit Card Master Trust, Dakota Certificates,
3.72%, 10/28/05                                                                          25,000          24,853
MBNA Credit Card Master Trust, Emerald Certificates, /(1)/
3.60%, 10/6/05                                                                           15,000          14,948
---------------------------------------------------------------------------------------------------------------
                                                                                                         59,773
---------------------------------------------------------------------------------------------------------------

         LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 30.8% - CONTINUED
Foreign Depository Institutions - 1.6%
Greenwich Capital Holdings, Inc., FRCP,
3.54%, 9/19/05                                                                     $     20,000    $     20,000
HSBC USA, Inc.,
3.55%, 12/27/05                                                                           5,000           4,942
Nordea North America, Inc.,
3.58%, 12/30/05                                                                           2,000           1,976
Rabobank Nederland N.V.,
3.59%, 1/4/06                                                                             5,000           4,938
Skandinaviska Enskildabanken Funding, Inc.,
3.50%, 12/15/05                                                                           4,000           3,959
---------------------------------------------------------------------------------------------------------------
                                                                                                         35,815
---------------------------------------------------------------------------------------------------------------
Multi-Seller Conduits - 14.9%
Alpine Securitization, /(1)/
3.47%, 9/6/05                                                                            20,000          19,990
Amstel Funding Corp.,
3.32%, 9/14/05                                                                           25,000          24,970
3.34%, 9/26/05                                                                           10,000           9,977
3.29%, 9/30/05                                                                            5,000           4,987
3.82%, 1/27/06                                                                            5,000           4,921
Apreco,
3.57%, 9/28/05                                                                           25,000          24,933
Concord Minuteman Capital Corp., /(1)/
3.86%, 2/3/06                                                                             5,000           4,917
Crown Point Capital Co., /(1)/
3.78%, 1/18/06                                                                            4,000           3,942
Edison Asset Securitization,
3.66%, 1/6/06                                                                            10,000           9,871
Fairway Finance Corp.,
3.52%, 9/6/05                                                                            15,488          15,480
3.52%, 9/12/05                                                                           15,000          14,984
3.59%, 9/26/05                                                                           10,000           9,975
3.59%, 9/26/05, FRCP                                                                     25,000          24,999
Galleon Capital Corp.,
3.56%, 9/1/05                                                                            15,698          15,698
Legacy Capital LLC,
3.57%, 9/23/05                                                                           15,000          14,967
Lexington Parker Capital,
3.56%, 9/7/05, FRCP                                                                       5,000           5,000
3.56%, 9/9/05, FRCP                                                                      10,000          10,000
3.52%, 9/12/05, FRCP                                                                     13,000          12,998
3.54%, 9/19/05, FRCP                                                                      6,000           5,999
3.31%, 10/18/05 /(1)/                                                                     3,000           2,987
Park Avenue Receivables,
3.54%, 9/21/05                                                                           30,000          29,941
Sheffield Receivables Corp.,
3.50%, 9/6/05                                                                            10,000           9,995
Variable Funding,
3.53%, 9/6/05                                                                            10,000           9,995
Victory Receivables Corp.,
3.54%, 9/15/05                                                                           31,700          31,656
3.61%, 9/28/05                                                                           11,000          10,970
---------------------------------------------------------------------------------------------------------------
                                                                                                        334,152
---------------------------------------------------------------------------------------------------------------

         LIQUID ASSETS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 30.8% - CONTINUED
Non-Depository Personal Credit - 0.5%
General Electric Capital Corp.,
3.03%, 10/27/05                                                                    $      5,000    $      4,976
3.30%, 10/31/05                                                                           7,000           6,962
---------------------------------------------------------------------------------------------------------------
                                                                                                         11,938
---------------------------------------------------------------------------------------------------------------
Security and Commodity Brokers - 1.6%
Citigroup Global Markets Holdings, Inc,
3.66%, 10/17/05                                                                          30,000          29,860
Morgan Stanley, FRCP,
3.62%, 9/1/05                                                                             5,000           5,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         34,860
---------------------------------------------------------------------------------------------------------------
Single Seller Conduits - 1.7%
Blue Spice LLC,
3.55%, 9/22/05                                                                           40,000          39,917
---------------------------------------------------------------------------------------------------------------
Structured Investment Vehicles - 5.8%
Grampian Funding Ltd.,
3.23%, 9/19/05                                                                            5,000           4,992
3.28%, 10/5/05                                                                           10,000           9,969
3.64%, 12/16/05                                                                           5,000           4,946
3.54%, 12/20/05                                                                          15,000          14,838
Mane Funding Corp.,
3.41%, 9/26/05                                                                            3,000           2,993
Scaldis Capital LLC,
3.53%, 9/15/05                                                                           15,000          14,979
3.58%, 9/26/05                                                                           15,000          14,963
Solitaire Funding LLC,
3.57%, 10/21/05                                                                          15,000          14,926
Surrey Funding Corp.,
3.54%, 9/23/05                                                                           37,000          36,920
White Pine Finance LLC, FRCP,
3.52%, 9/12/05                                                                           10,000           9,999
---------------------------------------------------------------------------------------------------------------
                                                                                                        129,525
---------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $691,930)                                                                  691,930
---------------------------------------------------------------------------------------------------------------

CORPORATE NOTES/BONDS - 14.5%
Domestic Depository Institutions - 0.8%
American Express Bank, FSB, FRN,
3.53%, 9/16/05                                                                            5,000           5,000
Bank One Corp., FRN,
3.83%, 11/7/05                                                                            8,000           8,007
U.S. Bank N.A., FRN,
3.35%, 9/6/05                                                                             6,000           6,001
---------------------------------------------------------------------------------------------------------------
                                                                                                         19,008
---------------------------------------------------------------------------------------------------------------
Foreign Depository Institutions - 3.7%
Australia and New Zealand Banking Group, FRN, /(1)/
3.60%, 9/23/05                                                                            3,000           3,000
Nationwide Building Society, FRN, /(1)/
3.51%, 9/28/05                                                                            5,000           5,000
Royal Bank of Canada, FRN,
3.58%, 9/12/05                                                                           15,000          15,000
Royal Bank of Scotland, New York Branch, FRN,
3.26%, 9/1/05                                                                            35,000          34,990

         LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 14.5% - CONTINUED
Foreign Depository Institutions - 3.7% - (continued)
Royal Bank of Scotland Group, FRN, /(1)/
3.58%, 10/21/05                                                                    $     15,000    $     15,000
Westpac Banking Corp., FRN,
3.40%, 9/12/05                                                                           10,000          10,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         82,990
---------------------------------------------------------------------------------------------------------------
Insurance Carriers - 0.9%
Allstate Life Global Funding II, FRN, /(1)/
3.60%, 9/15/05                                                                           10,000          10,000
MET Life, GIC Backed, FRN, /(1)/
3.61%, 9/15/05                                                                           10,000          10,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         20,000
---------------------------------------------------------------------------------------------------------------
Non-Depository Personal Credit - 2.0%
General Electric Capital Corp., FRN,
3.66%, 9/9/05                                                                            15,000          15,008
HSBC Finance Corp., FRN,
3.63%, 9/26/05                                                                           25,000          25,000
SLM Corp., FRN, /(1)/
3.57%, 10/3/05                                                                            5,000           5,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         45,008
---------------------------------------------------------------------------------------------------------------
Security and Commodity Brokers - 2.5%
Citigroup Global Markets, FRN,
3.42%, 9/16/05                                                                           25,000          25,004
Lehman Brothers Holdings, FRN,
3.70%, 9/22/05                                                                            5,000           5,000
Merrill Lynch & Co., FRN, MTN,
3.77%, 9/12/05                                                                           15,000          15,011
Morgan Stanley, FRN,
3.71%, 9/27/05                                                                           12,000          12,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         57,015
---------------------------------------------------------------------------------------------------------------
Structured Investment Vehicles - 3.4%
Beta Finance, Inc., FRN, MTN, /(1)/
3.56%, 9/15/05                                                                            5,000           5,001
3.59%, 10/20/05                                                                           4,000           4,000
3.87%, 11/28/05                                                                           5,000           5,001
CC USA, Inc., FRN, MTN, /(1)/
3.55%, 9/14/05                                                                            6,000           6,001
3.57%, 10/13/05                                                                           5,000           5,001
Dorada Finance, Inc., FRN, /(1)/
3.69%, 9/1/05                                                                             2,000           2,001
3.55%, 9/15/05                                                                            6,000           6,000
3.56%, 9/15/05                                                                            5,000           5,001
3.55%, 10/6/05                                                                           10,000          10,002
Five Finance, FRN, /(1)/
3.46%, 9/1/05                                                                             5,000           4,999
Sigma Finance, Inc., FRN, MTN, /(1)/
3.57%, 9/20/05                                                                           15,000          14,999
3.60%, 9/26/05                                                                            8,000           7,999
---------------------------------------------------------------------------------------------------------------
                                                                                                         76,005
---------------------------------------------------------------------------------------------------------------

         LIQUID ASSETS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 14.5% - CONTINUED
Transportation Equipment - 1.2%
American Honda Finance, FRN, /(1)/
3.44%, 9/8/05                                                                      $     12,000    $     12,000
3.88%, 11/21/05                                                                          15,000          15,003
---------------------------------------------------------------------------------------------------------------
                                                                                                         27,003
---------------------------------------------------------------------------------------------------------------
Total Corporate Notes/Bonds (Cost $327,029)                                                             327,029
---------------------------------------------------------------------------------------------------------------

EURODOLLAR TIME DEPOSITS - 12.0%
Domestic Depository Institutions - 9.6%
American Express Centurion Bank, Grand Cayman,
3.54%, 9/20/05                                                                           41,000          41,000
AmSouth Bank, Grand Cayman,
3.59%, 9/1/05                                                                            50,000          50,000
Branch Bank and Trust Co., Grand Cayman,
3.43%, 9/12/05                                                                           10,000          10,000
JPMorgan Chase Bank, N.A., Nassau,
3.58%, 9/1/05                                                                            50,000          50,000
Regions Bank, Grand Cayman,
3.57%, 9/23/05                                                                           35,000          35,000
Wells Fargo Bank, San Francisco, Grand Cayman,
3.58%, 9/1/05                                                                            30,000          30,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        216,000
---------------------------------------------------------------------------------------------------------------
Foreign Depository Institutions - 2.4%
Barclays Bank, Global Teasury Services, Grand Cayman,
3.59%, 9/1/05                                                                            15,000          15,000
Dexia Bank, Brussels, Belgium,
3.56%, 9/2/05                                                                            10,000          10,000
Fortis Bank, Brussels, Belgium,
3.33%, 9/29/05                                                                            3,000           3,000
UBS AG, Grand Cayman,
3.59%, 9/1/05                                                                            25,014          25,014
---------------------------------------------------------------------------------------------------------------
                                                                                                         53,014
---------------------------------------------------------------------------------------------------------------
Total Eurodollar Time Deposits (Cost $269,014)                                                          269,014
---------------------------------------------------------------------------------------------------------------

MUNICIPAL INVESTMENTS - 3.9%
Administration of Environmental and Housing Programs - 0.8%
State of Texas G.O. Taxable, Veterans' Land
Refunding Bonds, Series 2000A,
3.57%, 9/8/05                                                                            18,970          18,970
---------------------------------------------------------------------------------------------------------------
Educational Services - 0.3%
Savannah, College of Art and Design, Taxable, VRDB,
Series 2004,
3.64%, 9/8/05                                                                             5,700           5,700
---------------------------------------------------------------------------------------------------------------
Electric Services - 0.3%
M-S-R Public Power Agency, California, Taxable, Series 1998G,
San Juan Project,
3.59%, 9/8/05                                                                             5,700           5,700
---------------------------------------------------------------------------------------------------------------
Executive, Legislative and General Government - 0.2%
Cook County, Illinois, G.O. Taxable Bonds,
Series 2004D,
3.72%, 9/8/05                                                                             5,000           5,000
---------------------------------------------------------------------------------------------------------------

         LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT           VALUE
                                                                                      (000S)          (000S)
---------------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 3.9% - CONTINUED
Public Finance, Tax and Monetary - 1.6%
Oakland-Alameda County Coliseum Authority
CP Taxable, Series 1996 A-1, Oakland Coliseum Arena,
3.65%, 9/8/05                                                                      $      7,000    $      7,000
3.71%, 10/3/05                                                                           20,600          20,600
3.60%, 10/7/05                                                                            8,000           8,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         35,600
---------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%
Fiore Capital LLC, Taxable VRDN, Series 2005A,
3.64%, 9/8/05                                                                             8,250           8,250
---------------------------------------------------------------------------------------------------------------
Water Services - 0.3%
Olivenhain, California Municipal Water District COP, Taxable, Series 2002,
3.62%, 9/8/05                                                                             7,340           7,340
---------------------------------------------------------------------------------------------------------------
Total Municipal Investments (Cost $86,560)                                                               86,560
---------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 25.0%
(Colld. at a minimum of 102% by U.S. Treasury Bonds/Notes)
Joint Repurchase Agreements - 2.7%
Bank of America Securities LLC, dated 8/31/05,
repurchase price $20,077
3.52%, 9/1/05                                                                            20,075          20,075
Morgan Stanley & Co., Inc., dated 8/31/05,
repurchase price $13,385
3.52%, 9/1/05                                                                            13,383          13,383
Societe Generale, New York Branch, dated 8/31/05,
repurchase price $6,692
3.52%, 9/1/05                                                                             6,692           6,692
UBS Securities LLC, dated 8/31/05,
repurchase price $20,077
3.55%, 9/1/05                                                                            20,075          20,075
---------------------------------------------------------------------------------------------------------------
                                                                                                         60,225
---------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 25.0%
(Colld. at a minimum of 102% by U.S. Government/Agency Securities)
Repurchase Agreements - 22.3%
Credit Suisse First Boston Corp., dated 8/31/05,
repurchase price $100,010
3.61%, 9/1/05                                                                           100,000         100,000
Lehman Brothers, Inc., dated 8/31/05,
repurchase price $100,010
3.59%, 9/1/05                                                                           100,000         100,000
Merrill Lynch, Inc., dated 8/31/05,
repurchase price $200,020
3.60%, 9/1/05                                                                           200,000         200,000
UBS Securities LLC, dated 8/31/05,
repurchase price $100,010
3.60%, 9/1/05                                                                           100,000         100,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        500,000
---------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $560,225)                                                             560,225
---------------------------------------------------------------------------------------------------------------
Total Investments - 100.1% (Cost $2,247,617) /(2)/                                                    2,247,617
---------------------------------------------------------------------------------------------------------------
Liabilities less Other Assets - (0.1)%                                                                   (2,307)
---------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                $  2,245,310
---------------------------------------------------------------------------------------------------------------

----------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  The cost for federal income tax purposes was $2,247,617.

         LIQUID ASSETS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
LIQUID ASSETS PORTFOLIO (continued)
AUGUST 31, 2005 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.    Collateralized

CP        Commercial Paper

COP       Certificate of Participation

FRCP      Floating Rate Commercial Paper

FRN       Floating Rate Notes

FSB       Federal Savings Bank

GIC       Guaranteed Investment Contract

G.O.      General Obligation

MTN       Medium Term Notes

TSB       Trustee Savings Bank

VRDB      Variable Rate Demand Bond

VRDN      Variable Rate Demand Note

         LIQUID ASSETS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northern Institutional Funds

By:               /s/ Lloyd A. Wennlund
                  ---------------------------------------------
                  Lloyd A. Wennlund, President
                  (Principal Executive Officer)

Date:             October 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northern Institutional Funds

By:               /s/ Lloyd A. Wennlund
                  ---------------------------------------------
                  Lloyd A. Wennlund, President
                  (Principal Executive Officer)

Date:             October 26, 2005

By:               /s/ Stuart N. Schuldt
                  ---------------------------------------------
                  Stuart N. Schuldt, Treasurer
                  (Principal Financial and Accounting Officer)

Date:             October 26, 2005